UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2015

Item 1. Reports to Stockholders

Fidelity® GNMA Fund

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Actual	.45%	$ 1,000.00	$ 1,029.00	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	4.2	4.4
1 - 1.99%	0.0†	0.0†
2 - 2.99%	1.2	0.8
3 - 3.99%	34.9	34.5
4 - 4.99%	24.9	29.9
5 - 5.99%	10.8	14.3
6 - 6.99%	1.6	2.5
7 - 7.99%	0.8	0.8
8% and above	0.8	0.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2015
6 months ago
Years	4.9	5.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2015
6 months ago
Years	1.3	4.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of January 31, 2015*	As of July 31, 2014**
Mortgage Securities 89.1%	Mortgage Securities 93.5%
CMOs and Other Mortgage Related Securities 15.9%	CMOs and Other Mortgage Related Securities 14.5%
Short-Term Investments and Net Other Assets (Liabilities)†† (5.0)%	Short-Term Investments and Net Other Assets (Liabilities)†† (8.0)%

* GNMA Securities	104.5%	** GNMA Securities	107.3%
* Futures and Swaps	(5.1)%	** Futures and Swaps	(3.2)%
† Amount represents less than 0.I%
†† Short-Term Investments and Net Other Assets (liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 112.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.2%
1.885% 2/1/33 (d)	$ 69	$ 72
1.91% 12/1/34 (d)	110	116
1.91% 3/1/35 (d)	81	84
1.925% 9/1/33 (d)	893	932
1.93% 10/1/33 (d)	40	42
1.94% 7/1/35 (d)	37	39
2.05% 3/1/35 (d)	9	9
2.079% 1/1/35 (d)	451	475
2.105% 7/1/34 (d)	64	68
2.138% 3/1/36 (d)	335	363
2.219% 8/1/35 (d)	629	675
2.22% 5/1/35 (d)	638	684
2.241% 3/1/33 (d)	207	221
2.281% 7/1/36 (d)	220	233
2.281% 11/1/36 (d)	471	503
2.331% 6/1/47 (d)	282	303
2.421% 10/1/33 (d)	88	95
2.573% 7/1/34 (d)	1,022	1,096
2.585% 9/1/34 (d)	622	666
2.703% 8/1/35 (d)	1,337	1,433
5.5% 12/1/17 to 3/1/20	825	879
6.5% 10/1/17	64	68
7% 11/1/16 to 3/1/17	284	297
7.5% 10/1/15 to 4/1/17	26	26
8.5% 12/1/27	83	99
9.5% 9/1/30	14	17
10.25% 10/1/18	2	3
12.5% 10/1/15	1	1
		9,499
Freddie Mac - 0.2%
1.95% 3/1/37 (d)	69	73
1.981% 12/1/35 (d)	497	525
2.055% 11/1/35 (d)	554	590
2.1% 7/1/35 (d)	306	326
2.16% 6/1/33 (d)	529	565
2.345% 10/1/35 (d)	305	323
2.346% 10/1/36 (d)	680	722
2.353% 12/1/35 (d)	3,710	3,968
2.36% 8/1/34 (d)	203	218
2.364% 4/1/36 (d)	480	514
2.375% 5/1/37 (d)	139	150
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.404% 6/1/33 (d)	$ 1,492	$ 1,594
2.461% 6/1/33 (d)	1,507	1,616
2.538% 3/1/35 (d)	2,319	2,486
2.803% 3/1/33 (d)	11	12
5.5% 7/1/24 to 1/1/25	1,470	1,638
8.5% 10/1/18 to 6/1/25	19	22
9% 7/1/18 to 3/1/20	1	1
9.5% 7/1/30	42	49
10% 7/1/16	4	4
12% 6/1/15	0*	0*
12.5% 5/1/15	0*	0*
		15,396
Ginnie Mae - 111.8%
2.5% 2/20/41 to 3/20/43	73,013	73,501
2.5% 2/1/45 (a)	15,000	15,077
3% 5/15/27 to 12/20/44 (c)	596,677	620,361
3% 2/1/45 (a)	35,000	36,326
3% 2/1/45 (a)	177,700	184,433
3% 2/1/45 (a)	79,000	81,993
3% 2/1/45 (a)	30,000	31,137
3% 2/1/45 (a)	14,700	15,257
3.5% 9/15/26 to 1/15/45 (c)	1,390,517	1,474,939
3.5% 2/1/45 (a)	217,000	229,172
3.5% 2/1/45 (a)	273,200	288,525
3.5% 2/1/45 (a)	15,000	15,841
3.5% 2/1/45 (a)	39,000	41,267
3.5% 2/1/45 (a)	2,000	2,112
3.5% 2/1/45 (a)	8,300	8,766
3.5% 2/1/45 (a)	5,000	5,280
3.5% 2/1/45 (a)	54,800	57,874
3.5% 2/20/45	62,800	66,357
3.5% 3/1/45 (a)	205,700	216,684
3.5% 3/1/45 (a)	174,200	183,502
3.7% 10/15/42	18,651	20,006
4% 2/20/33 to 1/15/45 (b)	1,115,638	1,199,166
4% 2/1/45 (a)	106,400	113,507
4% 2/1/45 (a)	10,100	10,775
4% 2/1/45 (a)	47,500	50,673
4% 2/1/45 (a)	47,500	50,673
4% 2/1/45 (a)	106,400	113,507
4% 2/1/45 (a)	10,100	10,775
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 2/1/45 (a)	$ 66,400	$ 70,835
4% 2/1/45 (a)	57,700	61,554
4% 3/1/45 (a)	66,400	70,729
4% 3/1/45 (a)	13,600	14,487
4% 3/1/45 (a)	39,600	42,182
4.3% 8/20/61 (g)	10,288	10,995
4.5% 7/15/33 to 3/20/43	641,325	704,716
4.649% 2/20/62 (g)	7,368	8,043
4.682% 2/20/62 (g)	9,310	10,143
4.875% 9/15/39 to 12/15/39	14,280	15,865
5% 8/15/18 to 4/15/41	288,210	322,823
5.35% 4/20/29 to 12/20/30	17,958	19,722
5.391% 11/20/59 (g)	49,047	52,033
5.5% 12/20/18 to 3/20/40	72,992	82,248
6% 8/15/17 to 3/15/39	27,562	31,928
6.45% 10/15/31 to 8/15/32	681	809
6.5% 5/15/23 to 1/15/39	33,318	39,100
7% 12/20/16 to 9/20/34	29,746	35,261
7.25% 9/15/27	50	59
7.395% 6/20/25 to 11/20/27	837	969
7.5% 9/15/21 to 9/20/32	12,582	15,027
8% 8/15/18 to 9/15/31	3,517	4,215
8.5% 6/15/16 to 2/15/31	484	547
9% 9/15/19 to 5/15/30	330	381
9.5% 12/20/15 to 3/20/17	30	31
10.5% 10/15/15 to 10/15/18	43	45
		6,832,233
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,738,300)		6,857,128
Collateralized Mortgage Obligations - 15.9%

U.S. Government Agency - 15.9%
Fannie Mae:
floater Series 2008-76 Class EF, 0.6683% 9/25/23 (d)	1,787	1,793
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	3,486	3,972
sequential payer Series 2010-50 Class FA, 0.5183% 1/25/24 (d)	340	340
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (d)(e)	$ 522	$ 101
Series 339 Class 5, 5.5% 7/25/33 (e)	711	120
Series 343 Class 16, 5.5% 5/25/34 (e)	576	102
Freddie Mac:
floater planned amortization class Series 3153 Class FX, 0.5165% 5/15/36 (d)	6,225	6,252
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,089	1,331
Series 40 Class K, 6.5% 8/17/24	386	438
sequential payer Series 2204 Class N, 7.5% 12/20/29	2,252	2,722
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	10,809	12,084
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.518% 5/20/31 (d)	210	211
Series 2002-41 Class HF, 0.5683% 6/16/32 (d)	233	235
Series 2007-37 Class TS, 6.5218% 6/16/37 (d)(e)(f)	2,952	514
Series 2008-51 Class FE, 0.9183% 6/16/38 (d)	639	649
Series 2008-57 Class AF, 0.748% 7/20/38 (d)	2,270	2,299
Series 2010-130 Class KF, 0.8183% 10/16/40 (d)	4,547	4,616
Series 2010-H03 Class FA, 0.706% 3/20/60 (d)(g)	31,370	31,406
Series 2010-H17 Class FA, 0.486% 7/20/60 (d)(g)	17,538	17,456
Series 2010-H18 Class AF, 0.4552% 9/20/60 (d)(g)	20,639	20,478
Series 2010-H19 Class FG, 0.4552% 8/20/60 (d)(g)	25,273	25,078
Series 2010-H27 Series FA, 0.5352% 12/20/60 (d)(g)	6,956	6,909
Series 2011-H05 Class FA, 0.6552% 12/20/60 (d)(g)	12,281	12,285
Series 2011-H07 Class FA, 0.6552% 2/20/61 (d)(g)	5,030	5,032
Series 2011-H12 Class FA, 0.6452% 2/20/61 (d)(g)	28,229	28,225
Series 2011-H13 Class FA, 0.6552% 4/20/61 (d)(g)	10,822	10,825
Series 2011-H14:
Class FB, 0.6552% 5/20/61 (d)(g)	12,740	12,746
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H14: - continued
Class FC, 0.6552% 5/20/61 (d)(g)	$ 11,643	$ 11,647
Series 2011-H17 Class FA, 0.6852% 6/20/61 (d)(g)	16,124	16,146
Series 2011-H21 Class FA, 0.7552% 10/20/61 (d)(g)	17,860	17,934
Series 2012-48 Class FA, 0.5183% 4/16/42 (d)	1,354	1,360
Series 2012-76 Class GF 0.4683% 6/16/42 (d)	1,585	1,590
Series 2012-H01 Class FA, 0.8552% 11/20/61 (d)(g)	15,306	15,434
Series 2012-H03 Class FA, 0.8552% 1/20/62 (d)(g)	9,828	9,910
Series 2012-H06 Class FA, 0.7852% 1/20/62 (d)(g)	15,257	15,341
Series 2012-H07 Class FA, 0.7852% 3/20/62 (d)(g)	9,321	9,388
Series 2012-H26, Class CA, 0.6852% 7/20/60 (d)(g)	43,170	43,178
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	3,938	4,405
Series 2002-50 Class PE, 6% 7/20/32	4,692	5,298
Series 2003-70 Class LE, 5% 7/20/32	8,788	9,007
Series 2004-19 Class DP, 5.5% 3/20/34	600	635
Series 2004-64 Class KE, 5.5% 12/20/33	5,654	5,902
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,347
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	7,115
Series 2006-50 Class JC, 5% 6/20/36	6,327	7,012
Series 2007-2 Class PC, 5.5% 6/20/35	16,279	17,226
Series 2010-117 Class E, 3% 10/20/39	10,076	10,486
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	5,749	758
Series 2011-52 Class PA, 4.25% 2/16/41	33,493	36,013
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	1,849	2,089
Series 2001-49 Class Z, 7% 10/16/31	973	1,160
Series 2002-18 Class ZB, 6% 3/20/32	1,840	2,056
Series 2002-24 Class SK, 7.7818% 4/16/32 (d)(e)(f)	1,187	302
Series 2002-29:
Class SK, 8.25% 5/20/32 (d)(f)	122	138
Class Z, 6.5% 5/16/32	2,626	3,115
Series 2002-33 Class ZJ, 6.5% 5/20/32	1,721	2,028
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	$ 1,213	$ 1,355
Series 2002-43 Class Z, 6.5% 6/20/32	3,216	3,798
Series 2002-45 Class Z, 6% 6/20/32	705	801
Series 2003-75 Class ZA, 5.5% 9/20/33	4,404	4,868
Series 2004-24 Class ZM, 5% 4/20/34	10,002	11,304
Series 2004-46 Class BZ, 6% 6/20/34	5,275	5,985
Series 2004-61 Class Z, 5% 8/16/34	18,693	21,882
Series 2004-65 Class VE, 5.5% 7/20/15	329	332
Series 2004-86 Class G, 6% 10/20/34	6,273	8,033
Series 2005-26 Class ZA, 5.5% 1/20/35	16,656	20,008
Series 2005-28 Class AJ, 5.5% 4/20/35	12,789	13,817
Series 2005-47 Class ZY, 6% 6/20/35	7,098	9,061
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,259
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,976
Series 2006-2 Class Z, 5.5% 1/20/36	10,651	12,554
Series 2008-17 Class BN, 5% 2/20/38	9,729	10,593
Series 2010-45 Class TB, 5% 4/16/40	88,511	100,093
Series 2011-29 Class BV, 5% 5/20/40	10,483	12,204
Series 1999-40 Class SE, 8.7818% 11/16/29 (d)(e)(f)	645	47
Series 1999-43:
Class SJ, 7.8318% 11/16/29 (d)(e)(f)	2,932	401
Class UN, 7.8318% 11/16/29 (d)(e)	1,364	134
Series 1999-45 Class SC, 8.4318% 12/16/29 (d)(e)	1,332	78
Series 1999-46 Class SJ, 8.3818% 12/16/29 (d)(e)	1,108	185
Series 2000-35 Class SA, 7.7818% 12/16/26 (d)(e)(f)	2,429	542
Series 2000-36 Class S, 7.7818% 11/16/30 (d)(e)	1,923	415
Series 2000-8:
Class SA, 8.2818% 1/16/30 (d)(e)(f)	559	42
Class SB, 8.2818% 1/16/30 (d)(e)	1,887	320
Series 2001-3 Class S, 7.9318% 2/16/31 (d)(e)	354	76
Series 2001-36:
Class SB, 7.9318% 12/16/23 (d)(e)(f)	1,036	195
Class SP, 8.5818% 9/16/26 (d)(e)	726	125
Series 2001-38 Class SB, 7.4118% 8/16/31 (d)(e)(f)	595	104
Series 2001-41 Class SG, 8.5818% 9/16/31 (d)(e)	379	61
Series 2001-49:
Class SC, 7.4318% 12/16/25 (d)(e)(f)	1,344	236
Class SL, 7.4318% 5/16/30 (d)(e)(f)	1,645	320
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-49:
Class SV, 8.0818% 12/16/28 (d)(e)(f)	$ 900	$ 82
Series 2001-50:
Class SD, 8.032% 11/20/31 (d)(e)(f)	1,005	240
Class ST, 7.5318% 8/16/27 (d)(e)(f)	374	80
Class SV, 9.1318% 9/16/27 (d)(e)	1,895	312
Series 2001-65 Class SV, 7.932% 2/20/29 (d)(e)(f)	2,289	559
Series 2002-21 Class SV, 7.9318% 3/16/32 (d)(e)(f)	3,094	737
Series 2002-5 Class SP, 7.2818% 1/16/32 (d)(e)(f)	640	131
Series 2003-23 Class S, 6.3818% 12/16/29 (d)(e)(f)	2,883	551
Series 2003-42 Class SH, 6.382% 5/20/33 (d)(e)(f)	1,156	242
Series 2004-32 Class GS, 6.3318% 5/16/34 (d)(e)(f)	841	179
Series 2004-59 Class SC, 7.0318% 8/16/34 (d)(e)	4,926	1,098
Series 2004-73 Class AL, 7.0318% 8/17/34 (d)(e)(f)	1,771	390
Series 2005-13 Class SA, 6.6346% 2/20/35 (d)(e)(f)	10,956	1,633
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,261
Series 2005-82 Class NS, 6.1346% 7/20/34 (d)(e)	11,203	1,920
Series 2006-13 Class DS, 10.848% 3/20/36 (d)(f)	11,281	14,272
Series 2007-35 Class SC, 39.1905% 6/16/37 (d)(f)	3,448	6,987
Series 2008-15 Class CI, 6.3246% 2/20/38 (d)(e)	5,203	762
Series 2008-88 Class BZ, 5.5% 5/20/33	25,726	28,459
Series 2009-13 Class E, 4.5% 3/16/39	8,870	9,478
Series 2009-42 Class AY, 5% 6/16/37	5,806	6,410
Series 2010-167 Class KW, 5% 9/20/36	6,170	6,265
Series 2010-H10 Class FA, 0.486% 5/20/60 (d)(g)	11,787	11,709
Series 2010-H12 Class PT, 5.47% 11/20/59 (g)	10,350	10,943
Series 2010-H23 Class PT, 5.4259% 10/20/60 (d)(g)	65,687	72,015
Series 2011-52 Class HI, 7% 4/16/41 (e)	1,209	327
Series 2012-64 Class KB, 4.5275% 5/20/41 (d)	3,800	4,176
Series 2012-76 Class GS, 6.5318% 6/16/42 (d)(e)(f)	4,811	627
Series 2013-116 Class PT, 3.5% 8/16/43	33,708	35,820
Series 2013-124:
Class ES, 8.4461% 4/20/39 (d)(f)	10,596	12,345
Class ST, 8.5794% 8/20/39 (d)(f)	19,904	24,014
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $936,546)		970,467
Commercial Mortgage Securities - 0.0%
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (d)(e)	$ 8,167	$ 55
Series 2001-12 Class X, 0.643% 7/16/40 (d)(e)	1,884	21
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.6275% 9/16/42 (d)(e)	13,941	234
Series 2002-62 Class IO, 1.014% 8/16/42 (d)(e)	4,603	133
Series 2002-85 Class X, 0.609% 3/16/42 (d)(e)	3,846	71
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,738)		514
Cash Equivalents - 4.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 1/30/15 due 2/2/15 (Collateralized by U.S. Government Obligations) # (Cost $273,795)	$ 273,797	273,795
TOTAL INVESTMENT PORTFOLIO - 132.6% (Cost $7,960,379)		8,101,904
NET OTHER ASSETS (LIABILITIES) - (32.6)%		(1,992,501)
NET ASSETS - 100%		$ 6,109,403
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
5% 2/1/45	$ (7,300)	(8,072)
Ginnie Mae
2.5% 2/1/45	(15,000)	(15,077)
3% 2/1/45	(25,000)	(25,947)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
3% 2/1/45	$ (30,000)	$ (31,137)
3% 2/1/45	(22,000)	(22,834)
3% 2/1/45	(6,500)	(6,746)
3.5% 2/1/45	(70,000)	(73,927)
3.5% 2/1/45	(5,000)	(5,280)
3.5% 2/1/45	(205,700)	(217,238)
3.5% 2/1/45	(13,300)	(14,046)
3.5% 2/1/45	(1,200)	(1,270)
3.5% 2/1/45	(71,400)	(75,550)
3.5% 2/1/45	(39,000)	(41,188)
3.5% 2/1/45	(174,200)	(183,972)
3.5% 2/1/45	(8,300)	(8,766)
3.5% 2/1/45	(5,000)	(5,280)
3.5% 2/1/45	(15,000)	(15,841)
3.5% 2/1/45	(62,800)	(66,323)
4% 2/1/45	(164,000)	(174,955)
4% 2/1/45	(47,500)	(50,673)
4% 2/1/45	(106,400)	(113,507)
4% 2/1/45	(10,100)	(10,775)
4% 2/1/45	(66,400)	(70,835)
4% 2/1/45	(8,700)	(9,281)
4% 2/1/45	(1,200)	(1,289)
4% 2/1/45	(75,300)	(80,330)
4% 2/1/45	(57,700)	(61,554)
4% 2/1/45	(13,600)	(14,508)
4.5% 2/1/45	(6,400)	(6,948)
TOTAL GINNIE MAE		(1,405,077)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,410,789)		$ (1,413,149)
Swaps
Interest Rate Swaps
Clearinghouse Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Mar. 2017	$ 72,300	3-month LIBOR	1.25%	$ (398)	$ 0	$ (398)
CME	Mar. 2020	93,800	3-month LIBOR	2.25%	(2,128)	0	(2,128)
CME	Mar. 2025	122,200	3-month LIBOR	3%	(4,456)	0	(4,456)
CME	Mar. 2045	35,200	3-month LIBOR	3.5%	(5,292)	0	(5,292)
TOTAL INTEREST RATE SWAPS					$ (12,274)	$ 0	$ (12,274)

For the period, the average monthly notional amount for swaps in the aggregate was $295,786,000.

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $11,425,000.

(c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,797,000.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$273,795,000 due 2/02/15 at 0.07%
Commerz Markets LLC	$ 273,795
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ -	$ (12,274)
Total Value of Derivatives	$ -	$ (12,274)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $273,795) - See accompanying schedule: Unaffiliated issuers (cost $7,960,379)		$ 8,101,904
Cash		777
Receivable for investments sold		86,028
Receivable for TBA sale commitments		1,410,789
Receivable for fund shares sold		4,909
Interest receivable		17,498
Other receivables		48
Total assets		9,621,953

Liabilities
Payable for investments purchased Regular delivery	$ 69,583
Delayed delivery	2,020,500
TBA sale commitments, at value	1,413,149
Payable for fund shares redeemed	3,534
Distributions payable	1,194
Accrued management fee	1,629
Payable for daily variation margin for derivative instruments	2,180
Other affiliated payables	732
Other payables and accrued expenses	49
Total liabilities		3,512,550

Net Assets		$ 6,109,403
Net Assets consist of:
Paid in capital		$ 5,980,045
Distributions in excess of net investment income		(22,621)
Accumulated undistributed net realized gain (loss) on investments		25,088
Net unrealized appreciation (depreciation) on investments		126,891
Net Assets, for 521,923 shares outstanding		$ 6,109,403
Net Asset Value, offering price and redemption price per share ($6,109,403 ÷ 521,923 shares)		$ 11.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)
Investment Income
Interest		$ 80,781

Expenses
Management fee	$ 10,223
Transfer agent fees	3,287
Fund wide operations fee	1,266
Independent trustees' compensation	16
Miscellaneous	35
Total expenses before reductions	14,827
Expense reductions	(1)	14,826
Net investment income (loss)		65,955
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	97,280
Swaps	(11,655)
Total net realized gain (loss)		85,625
Change in net unrealized appreciation (depreciation) on: Investment securities	51,402
Swaps	(11,305)
Delayed delivery commitments	(3,243)
Total change in net unrealized appreciation (depreciation)		36,854
Net gain (loss)		122,479
Net increase (decrease) in net assets resulting from operations		$ 188,434

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,955	$ 159,303
Net realized gain (loss)	85,625	58,420
Change in net unrealized appreciation (depreciation)	36,854	87,899
Net increase (decrease) in net assets resulting from operations	188,434	305,622
Distributions to shareholders from net investment income	(63,492)	(155,946)
Distributions to shareholders from net realized gain	-	(45,501)
Total distributions	(63,492)	(201,447)
Share transactions Proceeds from sales of shares	849,121	830,279
Reinvestment of distributions	55,961	179,078
Cost of shares redeemed	(1,603,618)	(2,584,930)
Net increase (decrease) in net assets resulting from share transactions	(698,536)	(1,575,573)
Total increase (decrease) in net assets	(573,594)	(1,471,398)

Net Assets
Beginning of period	6,682,997	8,154,395
End of period (including distributions in excess of net investment income of $22,621 and distributions in excess of net investment income of $25,084, respectively)	$ 6,109,403	$ 6,682,997
Other Information Shares
Sold	73,016	72,861
Issued in reinvestment of distributions	4,813	15,821
Redeemed	(137,761)	(228,233)
Net increase (decrease)	(59,932)	(139,551)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 11.30	$ 11.98	$ 11.78	$ 11.91	$ 11.37
Income from Investment Operations
Net investment income (loss) D	.117	.257	.222	.326	.376	.337
Net realized and unrealized gain (loss)	.215	.252	(.520)	.348	.196	.660
Total from investment operations	.332	.509	(.298)	.674	.572	.997
Distributions from net investment income	(.112)	(.252) E	(.216)	(.330)	(.378)	(.342)
Distributions from net realized gain	-	(.067) E	(.166)	(.144)	(.324)	(.115)
Total distributions	(.112)	(.319)	(.382)	(.474)	(.702)	(.457)
Net asset value, end of period	$ 11.71	$ 11.49	$ 11.30	$ 11.98	$ 11.78	$ 11.91
Total Return B, C	2.90%	4.58%	(2.57)%	5.83%	5.04%	8.97%
Ratios to Average Net Assets F
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.99% A	2.26%	1.90%	2.75%	3.24%	2.92%
Supplemental Data
Net assets, end of period (in millions)	$ 6,109	$ 6,683	$ 8,154	$ 10,749	$ 8,025	$ 8,252
Portfolio turnover rate	441% A	409%	363%	263%	367%	540%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended July 31, 2014.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 210,129
Gross unrealized depreciation	(68,958)
Net unrealized appreciation (depreciation) on securities	$ 141,171

Tax cost	$ 7,960,733

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (60,911)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps	$ (11,655)	$ (11,305)
Totals (a)	$ (11,655)	$ (11,305)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Semiannual Report

3. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Committed Line of Credit - continued

of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $2.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of forty-one dollars.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity GNMA Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the fund's total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MOG-USAN-0315
1.930528.103

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Semiannual Report

January 31, 2015

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	94	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	111

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,005.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,003.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,001.10	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,006.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,006.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,012.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,010.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,008.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,013.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,013.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,014.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,016.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.60	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,014.40	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,014.40	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.51%**
Actual		$ 1,000.00	$ 1,014.10	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,016.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.90	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.02%**
Actual		$ 1,000.00	$ 1,011.40	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,016.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.70	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,016.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.60	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,016.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,014.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.10	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,010.40	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,015.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,015.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,013.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,012.70	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,010.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,015.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,015.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,013.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,012.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,009.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,015.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,014.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,013.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,012.10	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,009.60	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,014.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,014.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,013.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,011.90	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,009.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,014.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,014.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

** Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	0.8	1.1
Fidelity Blue Chip Growth Fund	0.7	1.0
Fidelity Equity-Income Fund	1.2	1.6
Fidelity Large Cap Stock Fund	0.9	1.2
Fidelity Series 100 Index Fund	0.8	1.0
Fidelity Series Broad Market Opportunities Fund	1.3	1.8
Fidelity Series Small Cap Opportunities Fund	0.1	0.1
	5.8	7.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.9	2.3
Fidelity Strategic Real Return Fund	0.9	2.3
Fidelity Total Bond Fund	2.8	6.9
	4.6	11.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	62.1	52.8
Fidelity Short-Term Bond Fund	27.5	27.9
	89.6	80.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	5.8%
Investment Grade Fixed-Income Funds	4.6%
Short-Term Funds	89.6%

Six months ago
Domestic Equity Funds	7.8%
Investment Grade Fixed-Income Funds	11.5%
Short-Term Funds	80.7%

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 5.8%
	Shares	Value
Domestic Equity Funds - 5.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	1,939	$ 36,474
Fidelity Blue Chip Growth Fund (b)	498	33,773
Fidelity Equity-Income Fund (b)	912	52,235
Fidelity Large Cap Stock Fund (b)	1,453	39,176
Fidelity Series 100 Index Fund (b)	2,628	33,773
Fidelity Series Broad Market Opportunities Fund (b)	4,028	59,890
Fidelity Series Small Cap Opportunities Fund (b)	424	5,404
TOTAL EQUITY FUNDS (Cost $149,006)		260,725
Fixed-Income Funds - 4.6%

Investment Grade Fixed-Income Funds - 4.6%
Fidelity Government Income Fund (b)	3,865	41,428
Fidelity Strategic Real Return Fund (b)	4,543	41,428
Fidelity Total Bond Fund (b)	11,444	124,283
TOTAL FIXED-INCOME FUNDS (Cost $178,803)		207,139
Short-Term Funds - 89.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	2,796,365	$ 2,796,365
Fidelity Short-Term Bond Fund (b)	143,710	1,238,776
TOTAL SHORT-TERM FUNDS (Cost $3,985,970)		4,035,141
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,313,779)	4,503,005
NET OTHER ASSETS (LIABILITIES) - 0.0%	(416)
NET ASSETS - 100%	$ 4,502,589
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 53,884	$ 7,393	$ 20,922	$ -	$ 36,474
Fidelity Blue Chip Growth Fund	50,639	4,767	22,708	53	33,773
Fidelity Equity-Income Fund	78,226	6,778	29,568	795	52,235
Fidelity Government Income Fund	115,657	4,083	80,385	568	41,428
Fidelity Institutional Money Market Portfolio Institutional Class	2,636,597	622,712	462,944	1,250	2,796,365
Fidelity Large Cap Stock Fund	58,923	4,076	23,345	263	39,176
Fidelity Series 100 Index Fund	51,470	2,898	21,659	755	33,773
Fidelity Series Broad Market Opportunities Fund	88,756	8,042	35,991	280	59,890
Fidelity Series Small Cap Opportunities Fund	7,476	886	2,875	20	5,404
Fidelity Short-Term Bond Fund	1,391,877	170,274	327,943	6,180	1,238,776
Fidelity Strategic Real Return Fund	114,414	4,325	73,748	792	41,428
Fidelity Total Bond Fund	346,685	13,763	239,162	3,140	124,283
Total	$ 4,994,604	$ 849,997	$ 1,341,250	$ 14,096	$ 4,503,005
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $4,313,779) - See accompanying schedule		$ 4,503,005
Receivable for investments sold		122,822
Total assets		4,625,827

Liabilities
Payable for investments purchased	$ 122,831
Distribution and service plan fees payable	407
Total liabilities		123,238

Net Assets		$ 4,502,589
Net Assets consist of:
Paid in capital		$ 4,277,151
Undistributed net investment income		513
Accumulated undistributed net realized gain (loss) on investments		35,699
Net unrealized appreciation (depreciation) on investments		189,226
Net Assets		$ 4,502,589

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($126,962 ÷ 2,483.46 shares)		$ 51.12

Maximum offering price per share (100/94.25 of $51.12)		$ 54.24
Class T: Net Asset Value and redemption price per share ($112,510 ÷ 2,201.35 shares)		$ 51.11

Maximum offering price per share (100/96.50 of $51.11)		$ 52.96

Class C: Net Asset Value and offering price per share ($390,351 ÷ 7,686.93 shares)A		$ 50.78

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($3,853,390 ÷ 75,390.22 shares)		$ 51.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,376 ÷ 379.08 shares)		$ 51.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,096

Expenses
Distribution and service plan fees	$ 2,588
Independent trustees' compensation	12
Total expenses before reductions	2,600
Expense reductions	(12)	2,588
Net investment income (loss)		11,508
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	96,770
Capital gain distributions from underlying funds	16,341
Total net realized gain (loss)		113,111
Change in net unrealized appreciation (depreciation) on underlying funds		(97,117)
Net gain (loss)		15,994
Net increase (decrease) in net assets resulting from operations		$ 27,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,508	$ 41,471
Net realized gain (loss)	113,111	271,046
Change in net unrealized appreciation (depreciation)	(97,117)	(155,891)
Net increase (decrease) in net assets resulting from operations	27,502	156,626
Distributions to shareholders from net investment income	(11,485)	(41,835)
Distributions to shareholders from net realized gain	(140,708)	(4,675)
Total distributions	(152,193)	(46,510)
Share transactions - net increase (decrease)	(366,854)	(1,448,333)
Total increase (decrease) in net assets	(491,545)	(1,338,217)

Net Assets
Beginning of period	4,994,134	6,332,351
End of period (including undistributed net investment income of $513 and $490, respectively)	$ 4,502,589	$ 4,994,134

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62
Income from Investment Operations
Net investment income (loss) E	.091	.305	.500	.736	.821	.831
Net realized and unrealized gain (loss)	.167	1.012	1.219	.842	3.054	3.539
Total from investment operations	.258	1.317	1.719	1.578	3.875	4.370
Distributions from net investment income	(.078)	(.287)	(.487)	(.733)	(.834)	(.830)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.618)	(.327)	(.689)	(.938)	(1.095)	(.950)
Net asset value, end of period	$ 51.12	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04
Total ReturnB, C, D	.50%	2.56%	3.43%	3.23%	8.30%	10.08%
Ratios to Average Net Assets F,G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.35%A	.59%	.98%	1.49%	1.68%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127	$ 185	$ 331	$ 886	$ 1,798	$ 2,308
Portfolio turnover rateF	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62
Income from Investment Operations
Net investment income (loss) E	.025	.175	.372	.612	.698	.716
Net realized and unrealized gain (loss)	.175	1.006	1.225	.847	3.043	3.540
Total from investment operations	.200	1.181	1.597	1.459	3.741	4.256
Distributions from net investment income	(.030)	(.161)	(.365)	(.594)	(.710)	(.716)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.570)	(.201)	(.567)	(.799)	(.971)	(.836)
Net asset value, end of period	$ 51.11	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04
Total ReturnB, C, D	.38%	2.30%	3.18%	2.98%	8.00%	9.81%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.10%A	.34%	.73%	1.24%	1.42%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 120	$ 135	$ 194	$ 529	$ 638
Portfolio turnover rateF	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61
Income from Investment Operations
Net investment income (loss) E	(.104)	(.085)	.116	.364	.453	.485
Net realized and unrealized gain (loss)	.164	1.014	1.225	.837	3.055	3.531
Total from investment operations	.060	.929	1.341	1.201	3.508	4.016
Distributions from net investment income	-	(.039)	(.179)	(.376)	(.447)	(.476)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.540)	(.079)	(.381)	(.581)	(.708)	(.596)
Net asset value, end of period	$ 50.78	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03
Total ReturnB, C, D	.11%	1.81%	2.67%	2.45%	7.49%	9.24%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.40)%A	(.16)%	.23%	.74%	.92%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 390	$ 443	$ 575	$ 891	$ 759	$ 1,075
Portfolio turnover rateF	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63
Income from Investment Operations
Net investment income (loss) D	.155	.435	.627	.859	.944	.948
Net realized and unrealized gain (loss)	.168	1.007	1.229	.838	3.055	3.539
Total from investment operations	.323	1.442	1.856	1.697	3.999	4.487
Distributions from net investment income	(.143)	(.422)	(.624)	(.862)	(.958)	(.947)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.683)	(.462)	(.826)	(1.067)	(1.219)	(1.067)
Net asset value, end of period	$ 51.11	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Total ReturnB, C	.62%	2.81%	3.71%	3.48%	8.57%	10.36%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.60%A	.84%	1.23%	1.74%	1.93%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,853	$ 4,225	$ 5,262	$ 6,124	$ 6,873	$ 6,946
Portfolio turnover rate E	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64
Income from Investment Operations
Net investment income (loss) D	.154	.435	.628	.861	.945	.947
Net realized and unrealized gain (loss)	.169	1.007	1.228	.836	3.054	3.530
Total from investment operations	.323	1.442	1.856	1.697	3.999	4.477
Distributions from net investment income	(.143)	(.422)	(.624)	(.862)	(.958)	(.947)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.683)	(.462)	(.826)	(1.067)	(1.219)	(1.067)
Net asset value, end of period	$ 51.11	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Total ReturnB, C	.62%	2.81%	3.71%	3.48%	8.57%	10.33%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.60%A	.84%	1.23%	1.74%	1.92%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 21	$ 30	$ 49	$ 44	$ 108
Portfolio turnover rateE	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.0	2.4
Fidelity Blue Chip Growth Fund	1.9	2.2
Fidelity Equity-Income Fund	2.9	3.4
Fidelity Large Cap Stock Fund	2.1	2.6
Fidelity Series 100 Index Fund	1.9	2.2
Fidelity Series Broad Market Opportunities Fund	3.3	3.9
Fidelity Series Small Cap Opportunities Fund	0.3	0.3
	14.4	17.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	7.0
Fidelity Strategic Real Return Fund	5.8	7.0
Fidelity Total Bond Fund	17.3	21.1
	28.9	35.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	34.2	36.2
Fidelity Short-Term Bond Fund	22.5	11.7
	56.7	47.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Six months ago
Domestic Equity Funds	17.0%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	47.9%

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 14.4%
	Shares	Value
Domestic Equity Funds - 14.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	6,784	$ 127,612
Fidelity Blue Chip Growth Fund (b)	1,740	118,136
Fidelity Equity-Income Fund (b)	3,177	181,942
Fidelity Large Cap Stock Fund (b)	5,060	136,456
Fidelity Series 100 Index Fund (b)	9,193	118,136
Fidelity Series Broad Market Opportunities Fund (b)	14,062	209,107
Fidelity Series Small Cap Opportunities Fund (b)	1,437	18,321
TOTAL EQUITY FUNDS (Cost $668,394)		909,710
Fixed-Income Funds - 28.9%

Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund (b)	34,062	365,147
Fidelity Strategic Real Return Fund (b)	40,038	365,147
Fidelity Total Bond Fund (b)	100,986	1,096,704
TOTAL FIXED-INCOME FUNDS (Cost $1,774,824)		1,826,998
Short-Term Funds - 56.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	2,157,402	$ 2,157,402
Fidelity Short-Term Bond Fund (b)	165,118	1,423,316
TOTAL SHORT-TERM FUNDS (Cost $3,567,690)		3,580,718
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,010,908)	6,317,426
NET OTHER ASSETS (LIABILITIES) - 0.0%	(833)
NET ASSETS - 100%	$ 6,316,593
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 169,791	$ 28,211	$ 56,768	$ -	$ 127,612
Fidelity Blue Chip Growth Fund	159,132	15,815	60,013	176	118,136
Fidelity Equity-Income Fund	246,066	23,650	76,235	2,671	181,942
Fidelity Government Income Fund	506,949	25,342	180,908	3,320	365,147
Fidelity Institutional Money Market Portfolio Institutional Class	2,605,957	1,134,198	1,582,753	1,304	2,157,402
Fidelity Large Cap Stock Fund	185,321	14,477	60,899	911	136,456
Fidelity Series 100 Index Fund	161,744	9,962	56,557	2,534	118,136
Fidelity Series Broad Market Opportunities Fund	280,568	27,724	94,982	951	209,107
Fidelity Series Small Cap Opportunities Fund	23,652	3,693	8,776	67	18,321
Fidelity Short-Term Bond Fund	839,804	1,128,622	551,813	3,262	1,423,316
Fidelity Strategic Real Return Fund	501,479	27,290	142,768	4,941	365,147
Fidelity Total Bond Fund	1,519,533	85,086	528,171	18,556	1,096,704
Total	$ 7,199,996	$ 2,524,070	$ 3,400,643	$ 38,693	$ 6,317,426
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $6,010,908) - See accompanying schedule		$ 6,317,426
Receivable for investments sold		95,195
Total assets		6,412,621

Liabilities
Payable for investments purchased	$ 95,174
Distribution and service plan fees payable	854
Total liabilities		96,028

Net Assets		$ 6,316,593
Net Assets consist of:
Paid in capital		$ 6,280,436
Undistributed net investment income		1,317
Accumulated undistributed net realized gain (loss) on investments		(271,678)
Net unrealized appreciation (depreciation) on investments		306,518
Net Assets		$ 6,316,593

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($699,611 ÷ 12,761 shares)		$ 54.82

Maximum offering price per share (100/94.25 of $54.82)		$ 58.16
Class T: Net Asset Value and redemption price per share ($403,047 ÷ 7,350 shares)		$ 54.84

Maximum offering price per share (100/96.50 of $54.84)		$ 56.83

Class C: Net Asset Value and offering price per share ($646,600 ÷ 11,825 shares)A		$ 54.68

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($4,248,138 ÷ 77,469 shares)		$ 54.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($319,197 ÷ 5,820 shares)		$ 54.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 38,693

Expenses
Distribution and service plan fees	$ 5,551
Independent trustees' compensation	17
Total expenses before reductions	5,568
Expense reductions	(17)	5,551
Net investment income (loss)		33,142
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	61,137
Capital gain distributions from underlying funds	58,128
Total net realized gain (loss)		119,265
Change in net unrealized appreciation (depreciation) on underlying funds		(67,133)
Net gain (loss)		52,132
Net increase (decrease) in net assets resulting from operations		$ 85,274

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,142	$ 77,651
Net realized gain (loss)	119,265	112,032
Change in net unrealized appreciation (depreciation)	(67,133)	136,996
Net increase (decrease) in net assets resulting from operations	85,274	326,679
Distributions to shareholders from net investment income	(32,989)	(77,552)
Distributions to shareholders from net realized gain	(6,904)	(9,595)
Total distributions	(39,893)	(87,147)
Share transactions - net increase (decrease)	(927,802)	1,221,542
Total increase (decrease) in net assets	(882,421)	1,461,074

Net Assets
Beginning of period	7,199,014	5,737,940
End of period (including undistributed net investment income of $1,317 and $1,164, respectively)	$ 6,316,593	$ 7,199,014

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81
Income from Investment Operations
Net investment income (loss) E	.245	.588	.719	.774	.836	.836
Net realized and unrealized gain (loss)	.417	2.080	2.135	.909	3.655	3.763
Total from investment operations	.662	2.668	2.854	1.683	4.491	4.599
Distributions from net investment income	(.244)	(.579)	(.705)	(.765)	(.834)	(.839)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.302)	(.658)	(.994)	(.963)	(1.071)	(.959)
Net asset value, end of period	$ 54.82	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45
Total ReturnB, C, D	1.22%	5.11%	5.70%	3.45%	9.73%	10.80%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.89% A	1.10%	1.39%	1.57%	1.71%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 700	$ 868	$ 774	$ 762	$ 784	$ 1,147
Portfolio turnover rate F	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83
Income from Investment Operations
Net investment income (loss) E	.177	.454	.589	.651	.716	.722
Net realized and unrealized gain (loss)	.417	2.085	2.133	.909	3.664	3.759
Total from investment operations	.594	2.539	2.722	1.560	4.380	4.481
Distributions from net investment income	(.176)	(.460)	(.573)	(.642)	(.723)	(.711)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.234)	(.539)	(.862)	(.840)	(.960)	(.831)
Net asset value, end of period	$ 54.84	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48
Total ReturnB, C, D	1.09%	4.86%	5.43%	3.19%	9.48%	10.51%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.64% A	.85%	1.14%	1.32%	1.46%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 403	$ 444	$ 101	$ 128	$ 148	$ 52
Portfolio turnover rate F	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80
Income from Investment Operations
Net investment income (loss) E	.040	.187	.330	.403	.469	.495
Net realized and unrealized gain (loss)	.417	2.073	2.129	.912	3.659	3.760
Total from investment operations	.457	2.260	2.459	1.315	4.128	4.255
Distributions from net investment income	(.079)	(.201)	(.350)	(.407)	(.471)	(.505)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.137)	(.280)	(.639)	(.605)	(.708)	(.625)
Net asset value, end of period	$ 54.68	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43
Total ReturnB, C, D	.84%	4.32%	4.90%	2.68%	8.93%	9.98%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.15%A	.35%	.64%	.82%	.96%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 647	$ 787	$ 498	$ 439	$ 226	$ 201
Portfolio turnover rateF	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82
Income from Investment Operations
Net investment income (loss) D	.314	.722	.848	.898	.960	.950
Net realized and unrealized gain (loss)	.424	2.081	2.135	.908	3.657	3.761
Total from investment operations	.738	2.803	2.983	1.806	4.617	4.711
Distributions from net investment income	(.310)	(.714)	(.834)	(.888)	(.960)	(.951)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.368)	(.793)	(1.123)	(1.086)	(1.197)	(1.071)
Net asset value, end of period	$ 54.84	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46
Total ReturnB, C	1.36%	5.38%	5.96%	3.71%	10.01%	11.07%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.14%A	1.35%	1.64%	1.82%	1.96%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,248	$ 4,665	$ 3,875	$ 3,904	$ 3,806	$ 3,681
Portfolio turnover rateE	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82
Income from Investment Operations
Net investment income (loss) D	.314	.722	.849	.891	.959	.950
Net realized and unrealized gain (loss)	.414	2.091	2.124	.915	3.668	3.761
Total from investment operations	.728	2.813	2.973	1.806	4.627	4.711
Distributions from net investment income	(.310)	(.714)	(.834)	(.888)	(.960)	(.951)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.368)	(.793)	(1.123)	(1.086)	(1.197)	(1.071)
Net asset value, end of period	$ 54.84	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46
Total ReturnB, C	1.34%	5.40%	5.94%	3.71%	10.03%	11.07%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.14%A	1.35%	1.64%	1.82%	1.96%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319	$ 434	$ 491	$ 470	$ 320	$ 350
Portfolio turnover rateE	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.2	3.3
Fidelity Blue Chip Growth Fund	2.9	3.1
Fidelity Equity-Income Fund	4.5	4.8
Fidelity Large Cap Stock Fund	3.4	3.7
Fidelity Series 100 Index Fund	2.9	3.2
Fidelity Series Broad Market Opportunities Fund	5.2	5.5
Fidelity Series Small Cap Opportunities Fund	0.4	0.5
	22.5	24.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	1.8	2.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.5	8.4
Fidelity Strategic Real Return Fund	8.5	8.4
Fidelity Total Bond Fund	25.4	25.2
	42.4	42.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	16.7	15.9
Fidelity Short-Term Bond Fund	16.6	15.8
	33.3	31.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Six months ago
Domestic Equity Funds	24.1%
International Equity Funds	2.2%
Investment Grade Fixed-Income Funds	42.0%
Short-Term Funds	31.7%

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.3%
	Shares	Value
Domestic Equity Funds - 22.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	15,329	$ 288,334
Fidelity Blue Chip Growth Fund (b)	3,951	268,197
Fidelity Equity-Income Fund (b)	7,194	411,906
Fidelity Large Cap Stock Fund (b)	11,472	309,387
Fidelity Series 100 Index Fund (b)	20,871	268,197
Fidelity Series Broad Market Opportunities Fund (b)	31,886	474,149
Fidelity Series Small Cap Opportunities Fund (b)	3,231	41,191
TOTAL DOMESTIC EQUITY FUNDS		2,061,361
International Equity Funds - 1.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,329	165,678
TOTAL EQUITY FUNDS (Cost $1,617,068)		2,227,039
Fixed-Income Funds - 42.4%

Investment Grade Fixed-Income Funds - 42.4%
Fidelity Government Income Fund (b)	72,408	776,213
Fidelity Strategic Real Return Fund (b)	85,111	776,214
Fidelity Total Bond Fund (b)	214,171	2,325,892
TOTAL FIXED-INCOME FUNDS (Cost $3,793,477)		3,878,319
Short-Term Funds - 33.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	1,524,052	$ 1,524,052
Fidelity Short-Term Bond Fund (b)	176,804	1,524,051
TOTAL SHORT-TERM FUNDS (Cost $3,028,189)		3,048,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,438,734)	9,153,461
NET OTHER ASSETS (LIABILITIES) - 0.0%	(782)
NET ASSETS - 100%	$ 9,152,679
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 185,587	$ 39,994	$ 52,807	$ 1,199	$ 165,678
Fidelity Advisor Mid Cap II Fund Institutional Class	287,033	106,530	75,847	-	288,334
Fidelity Blue Chip Growth Fund	270,231	68,755	76,952	325	268,197
Fidelity Equity-Income Fund	417,164	115,073	94,800	5,341	411,906
Fidelity Government Income Fund	724,255	178,825	152,023	5,621	776,213
Fidelity Institutional Money Market Portfolio Institutional Class	1,367,711	403,116	246,775	661	1,524,052
Fidelity Large Cap Stock Fund	314,227	80,121	77,955	1,814	309,387
Fidelity Series 100 Index Fund	274,642	65,126	75,015	5,307	268,197
Fidelity Series Broad Market Opportunities Fund	476,090	133,216	123,287	1,962	474,149
Fidelity Series Small Cap Opportunities Fund	39,701	14,746	12,969	133	41,191
Fidelity Short-Term Bond Fund	1,365,451	400,529	247,024	6,418	1,524,051
Fidelity Strategic Real Return Fund	716,433	223,409	128,888	8,754	776,214
Fidelity Total Bond Fund	2,170,920	557,601	441,186	31,730	2,325,892
Total	$ 8,609,445	$ 2,387,041	$ 1,805,528	$ 69,265	$ 9,153,461
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $8,438,734) - See accompanying schedule		$ 9,153,461
Cash		6
Receivable for investments sold		95,819
Total assets		9,249,286

Liabilities
Payable for investments purchased	$ 95,790
Distribution and service plan fees payable	817
Total liabilities		96,607

Net Assets		$ 9,152,679
Net Assets consist of:
Paid in capital		$ 8,394,174
Undistributed net investment income		2,502
Accumulated undistributed net realized gain (loss) on investments		41,276
Net unrealized appreciation (depreciation) on investments		714,727
Net Assets		$ 9,152,679

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($983,100 ÷ 17,626.8 shares)		$ 55.77

Maximum offering price per share (100/94.25 of $55.77)		$ 59.17
Class T: Net Asset Value and redemption price per share ($209,520 ÷ 3,756.3 shares)		$ 55.78

Maximum offering price per share (100/96.50 of $55.78)		$ 57.80

Class C: Net Asset Value and offering price per share ($629,203 ÷ 11,305.1 shares)A		$ 55.66

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($7,147,821 ÷ 128,151.9 shares)		$ 55.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($183,035 ÷ 3,281.5 shares)		$ 55.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 69,265

Expenses
Distribution and service plan fees	$ 4,407
Independent trustees' compensation	21
Total expenses before reductions	4,428
Expense reductions	(21)	4,407
Net investment income (loss)		64,858
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	6,830
Capital gain distributions from underlying funds	115,740
Total net realized gain (loss)		122,570
Change in net unrealized appreciation (depreciation) on underlying funds		(44,329)
Net gain (loss)		78,241
Net increase (decrease) in net assets resulting from operations		$ 143,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,858	$ 100,246
Net realized gain (loss)	122,570	111,325
Change in net unrealized appreciation (depreciation)	(44,329)	230,351
Net increase (decrease) in net assets resulting from operations	143,099	441,922
Distributions to shareholders from net investment income	(64,088)	(99,649)
Distributions to shareholders from net realized gain	(102,328)	(50,628)
Total distributions	(166,416)	(150,277)
Share transactions - net increase (decrease)	567,235	2,272,722
Total increase (decrease) in net assets	543,918	2,564,367

Net Assets
Beginning of period	8,608,761	6,044,394
End of period (including undistributed net investment income of $2,502 and $1,732, respectively)	$ 9,152,679	$ 8,608,761

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Income from Investment Operations
Net investment income (loss) E	.373	.674	.770	.793	.817	.812
Net realized and unrealized gain (loss)	.484	2.766	3.157	.884	4.128	3.930
Total from investment operations	.857	3.440	3.927	1.677	4.945	4.742
Distributions from net investment income	(.363)	(.670)	(.774)	(.794)	(.826)	(.817)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.027)	(1.090)	(1.027)	(.977)	(1.045)	(.932)
Net asset value, end of period	$ 55.77	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Total ReturnB, C, D	1.54%	6.48%	7.84%	3.44%	10.79%	11.27%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.33%A	1.23%	1.47%	1.61%	1.67%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 983	$ 813	$ 411	$ 408	$ 436	$ 607
Portfolio turnover rateF	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Income from Investment Operations
Net investment income (loss) E	.301	.537	.639	.670	.696	.696
Net realized and unrealized gain (loss)	.490	2.770	3.145	.885	4.135	3.928
Total from investment operations	.791	3.307	3.784	1.555	4.831	4.624
Distributions from net investment income	(.297)	(.527)	(.631)	(.672)	(.712)	(.699)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(.961)	(.947)	(.884)	(.855)	(.931)	(.814)
Net asset value, end of period	$ 55.78	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Total ReturnB, C, D	1.42%	6.22%	7.54%	3.18%	10.54%	10.98%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.08%A	.98%	1.22%	1.36%	1.42%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210	$ 94	$ 101	$ 189	$ 196	$ 134
Portfolio turnover rateF	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26
Income from Investment Operations
Net investment income (loss) E	.163	.262	.377	.422	.449	.473
Net realized and unrealized gain (loss)	.488	2.759	3.151	.876	4.132	3.923
Total from investment operations	.651	3.021	3.528	1.298	4.581	4.396
Distributions from net investment income	(.167)	(.271)	(.415)	(.435)	(.452)	(.481)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(.831)	(.691)	(.668)	(.618)	(.671)	(.596)
Net asset value, end of period	$ 55.66	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06
Total ReturnB, C, D	1.17%	5.68%	7.02%	2.65%	9.98%	10.43%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.58%A	.48%	.72%	.86%	.92%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 629	$ 563	$ 322	$ 306	$ 228	$ 295
Portfolio turnover rateF	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Income from Investment Operations
Net investment income (loss) D	.443	.813	.901	.917	.942	.925
Net realized and unrealized gain (loss)	.492	2.762	3.160	.874	4.138	3.919
Total from investment operations	.935	3.575	4.061	1.791	5.080	4.844
Distributions from net investment income	(.431)	(.805)	(.908)	(.918)	(.951)	(.929)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.095)	(1.225)	(1.161)	(1.101)	(1.170)	(1.044)
Net asset value, end of period	$ 55.78	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Total ReturnB, C	1.68%	6.74%	8.11%	3.68%	11.10%	11.52%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.59%A	1.48%	1.72%	1.86%	1.92%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,148	$ 7,053	$ 5,196	$ 3,945	$ 3,079	$ 2,225
Portfolio turnover rateE	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Income from Investment Operations
Net investment income (loss) D	.440	.814	.901	.917	.939	.928
Net realized and unrealized gain (loss)	.495	2.761	3.160	.874	4.141	3.916
Total from investment operations	.935	3.575	4.061	1.791	5.080	4.844
Distributions from net investment income	(.431)	(.805)	(.908)	(.918)	(.951)	(.929)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.095)	(1.225)	(1.161)	(1.101)	(1.170)	(1.044)
Net asset value, end of period	$ 55.78	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Total ReturnB, C	1.68%	6.74%	8.11%	3.68%	11.10%	11.52%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58%A	1.48%	1.72%	1.86%	1.92%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 87	$ 14	$ 13	$ 32	$ 49
Portfolio turnover rateE	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.1	4.2
Fidelity Blue Chip Growth Fund	3.9	4.0
Fidelity Equity-Income Fund	5.9	6.2
Fidelity Large Cap Stock Fund	4.4	4.6
Fidelity Series 100 Index Fund	3.8	4.0
Fidelity Series Broad Market Opportunities Fund	6.8	7.0
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	29.5	30.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.9	3.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.8	1.0
Fidelity Strategic Income Fund	0.9	1.1
	1.7	2.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.7
Fidelity Strategic Real Return Fund	7.8	7.6
Fidelity Total Bond Fund	23.3	23.0
	38.9	38.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.5	13.0
Fidelity Short-Term Bond Fund	13.5	12.9
	27.0	25.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Six months ago
Domestic Equity Funds	30.6%
International Equity Funds	3.1%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.3%
Short-Term Funds	25.9%

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.4%
	Shares	Value
Domestic Equity Funds - 29.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	30,653	$ 576,581
Fidelity Blue Chip Growth Fund (b)	7,896	535,996
Fidelity Equity-Income Fund (b)	14,396	824,287
Fidelity Large Cap Stock Fund (b)	22,935	618,565
Fidelity Series 100 Index Fund (b)	41,712	535,996
Fidelity Series Broad Market Opportunities Fund (b)	63,715	947,440
Fidelity Series Small Cap Opportunities Fund (b)	6,476	82,569
TOTAL DOMESTIC EQUITY FUNDS		4,121,434
International Equity Funds - 2.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	10,605	405,846
TOTAL EQUITY FUNDS (Cost $4,124,089)		4,527,280
Fixed-Income Funds - 40.6%

High Yield Fixed-Income Funds - 1.7%
Fidelity Capital & Income Fund (b)	12,500	121,754
Fidelity Strategic Income Fund (b)	11,336	121,754
TOTAL HIGH YIELD FIXED-INCOME FUNDS		243,508

	Shares	Value
Investment Grade Fixed-Income Funds - 38.9%
Fidelity Government Income Fund (b)	101,435	$ 1,087,387
Fidelity Strategic Real Return Fund (b)	119,231	1,087,387
Fidelity Total Bond Fund (b)	300,641	3,264,960
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,439,734
TOTAL FIXED-INCOME FUNDS (Cost $5,625,174)		5,683,242
Short-Term Funds - 27.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	1,892,081	1,892,081
Fidelity Short-Term Bond Fund (b)	219,499	1,892,081
TOTAL SHORT-TERM FUNDS (Cost $3,774,391)		3,784,162
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,523,654)	13,994,684
NET OTHER ASSETS (LIABILITIES) - 0.0%	(425)
NET ASSETS - 100%	$ 13,994,259
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 328,196	$ 160,206	$ 68,595	$ 2,302	$ 405,846
Fidelity Advisor Mid Cap II Fund Institutional Class	449,169	292,172	111,168	-	576,581
Fidelity Blue Chip Growth Fund	422,046	223,003	117,436	537	535,996
Fidelity Capital & Income Fund	112,819	54,127	41,963	2,304	121,754
Fidelity Equity-Income Fund	651,661	362,962	139,579	8,874	824,287
Fidelity Government Income Fund	813,681	415,599	175,873	6,847	1,087,387
Fidelity Institutional Money Market Portfolio Institutional Class	1,372,691	772,692	253,302	731	1,892,081
Fidelity Large Cap Stock Fund	490,589	261,935	114,763	3,064	618,565
Fidelity Series 100 Index Fund	428,462	219,598	112,380	8,826	535,996
Fidelity Series Broad Market Opportunities Fund	743,479	413,362	182,720	3,289	947,440
Fidelity Series Small Cap Opportunities Fund	62,187	41,073	19,774	220	82,569
Fidelity Short-Term Bond Fund	1,370,467	766,492	251,966	7,056	1,892,081
Fidelity Strategic Income Fund	113,757	52,865	40,785	2,048	121,754
Fidelity Strategic Real Return Fund	805,291	457,900	135,127	10,176	1,087,387
Fidelity Total Bond Fund	2,439,971	1,262,774	494,328	38,814	3,264,960
Total	$ 10,604,466	$ 5,756,760	$ 2,259,759	$ 95,088	$ 13,994,684
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $13,523,654) - See accompanying schedule		$ 13,994,684
Receivable for investments sold		106,523
Total assets		14,101,207

Liabilities
Payable for investments purchased	$ 106,525
Distribution and service plan fees payable	423
Total liabilities		106,948

Net Assets		$ 13,994,259
Net Assets consist of:
Paid in capital		$ 13,791,235
Undistributed net investment income		3,885
Accumulated undistributed net realized gain (loss) on investments		(271,891)
Net unrealized appreciation (depreciation) on investments		471,030
Net Assets		$ 13,994,259

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($428,790 ÷ 7,417.0 shares)		$ 57.81

Maximum offering price per share (100/94.25 of $57.81)		$ 61.34
Class T: Net Asset Value and redemption price per share ($91,373 ÷ 1,579.4 shares)		$ 57.85

Maximum offering price per share (100/96.50 of $57.85)		$ 59.95

Class C: Net Asset Value and offering price per share ($356,404 ÷ 6,174.7 shares)A		$ 57.72

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($13,029,312 ÷ 225,394.7 shares)		$ 57.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,380 ÷ 1,529.3 shares)		$ 57.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 95,088

Expenses
Distribution and service plan fees	$ 2,383
Independent trustees' compensation	26
Total expenses before reductions	2,409
Expense reductions	(26)	2,383
Net investment income (loss)		92,705
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,131)
Capital gain distributions from underlying funds	191,881
Total net realized gain (loss)		187,750
Change in net unrealized appreciation (depreciation) on underlying funds		(102,656)
Net gain (loss)		85,094
Net increase (decrease) in net assets resulting from operations		$ 177,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 92,705	$ 116,340
Net realized gain (loss)	187,750	109,308
Change in net unrealized appreciation (depreciation)	(102,656)	323,887
Net increase (decrease) in net assets resulting from operations	177,799	549,535
Distributions to shareholders from net investment income	(91,048)	(115,076)
Distributions to shareholders from net realized gain	(27,297)	(15,270)
Total distributions	(118,345)	(130,346)
Share transactions - net increase (decrease)	3,330,707	5,262,153
Total increase (decrease) in net assets	3,390,161	5,681,342

Net Assets
Beginning of period	10,604,098	4,922,756
End of period (including undistributed net investment income of $3,885 and $2,228, respectively)	$ 13,994,259	$ 10,604,098

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87
Income from Investment Operations
Net investment income (loss) E	.398	.708	.825	.783	.817	.815
Net realized and unrealized gain (loss)	.500	3.351	3.933	.842	4.431	3.980
Total from investment operations	.898	4.059	4.758	1.625	5.248	4.795
Distributions from net investment income	(.359)	(.686)	(.804)	(.784)	(.824)	(.793)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.498)	(.809)	(1.058)	(.955)	(1.038)	(1.085)
Net asset value, end of period	$ 57.81	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58
Total ReturnB, C, D	1.56%	7.54%	9.54%	3.35%	11.58%	11.53%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%A	1.26%	1.57%	1.59%	1.67%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 429	$ 419	$ 391	$ 386	$ 72	$ 42
Portfolio turnover rateF	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86
Income from Investment Operations
Net investment income (loss) E	.323	.581	.686	.653	.691	.702
Net realized and unrealized gain (loss)	.503	3.339	3.958	.871	4.434	3.985
Total from investment operations	.826	3.920	4.644	1.524	5.125	4.687
Distributions from net investment income	(.297)	(.577)	(.680)	(.643)	(.661)	(.685)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.436)	(.700)	(.934)	(.814)	(.875)	(.977)
Net asset value, end of period	$ 57.85	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57
Total ReturnB, C, D	1.44%	7.26%	9.29%	3.13%	11.30%	11.27%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.49% H	.49% H	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.49% H	.49% H	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.49% H	.49% H	.50%	.50%	.50%
Net investment income (loss)	1.13%A	1.02%	1.30%	1.34%	1.43%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 26	$ 1	$ 5	$ 23	$ 77
Portfolio turnover rateF	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86
Income from Investment Operations
Net investment income (loss) E	.181	.293	.434	.411	.447	.477
Net realized and unrealized gain (loss)	.494	3.354	3.919	.845	4.434	3.989
Total from investment operations	.675	3.647	4.353	1.256	4.881	4.466
Distributions from net investment income	(.156)	(.314)	(.459)	(.405)	(.437)	(.454)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.295)	(.437)	(.713)	(.576)	(.651)	(.746)
Net asset value, end of period	$ 57.72	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58
Total ReturnB, C, D	1.18%	6.76%	8.70%	2.58%	10.74%	10.72%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	.99%H	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	.99%H	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	.99%H	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%A	.52%	.83%	.84%	.92%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 356	$ 325	$ 54	$ 28	$ 32	$ 44
Portfolio turnover rateF	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87
Income from Investment Operations
Net investment income (loss) D	.469	.851	.956	.901	.937	.925
Net realized and unrealized gain (loss)	.502	3.358	3.922	.849	4.438	3.978
Total from investment operations	.971	4.209	4.878	1.750	5.375	4.903
Distributions from net investment income	(.432)	(.826)	(.934)	(.899)	(.941)	(.921)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.571)	(.949)	(1.188)	(1.070)	(1.155)	(1.213)
Net asset value, end of period	$ 57.81	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56
Total ReturnB, C	1.69%	7.82%	9.80%	3.62%	11.87%	11.80%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.63%A	1.51%	1.82%	1.84%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,029	$ 9,774	$ 4,474	$ 3,892	$ 3,266	$ 2,395
Portfolio turnover rateE	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86
Income from Investment Operations
Net investment income (loss) D	.469	.856	.957	.900	.937	.918
Net realized and unrealized gain (loss)	.502	3.343	3.921	.850	4.428	3.995
Total from investment operations	.971	4.199	4.878	1.750	5.365	4.913
Distributions from net investment income	(.432)	(.826)	(.934)	(.899)	(.941)	(.921)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.571)	(.949)	(1.188)	(1.070)	(1.155)	(1.213)
Net asset value, end of period	$ 57.79	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56
Total ReturnB, C	1.69%	7.81%	9.80%	3.62%	11.85%	11.83%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.63%A	1.51%	1.82%	1.84%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88	$ 61	$ 4	$ 3	$ 4	$ 5
Portfolio turnover rateE	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	4.9
Fidelity Blue Chip Growth Fund	4.5	4.6
Fidelity Equity-Income Fund	7.0	7.1
Fidelity Large Cap Stock Fund	5.2	5.4
Fidelity Series 100 Index Fund	4.5	4.7
Fidelity Series Broad Market Opportunities Fund	8.0	8.2
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	34.8	35.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.9	4.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.5
Fidelity Strategic Income Fund	1.4	1.5
	2.8	3.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	7.1
Fidelity Strategic Real Return Fund	7.2	7.1
Fidelity Total Bond Fund	21.6	21.5
	36.0	35.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.3	10.9
Fidelity Short-Term Bond Fund	11.2	10.8
	22.5	21.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Six months ago
Domestic Equity Funds	35.6%
International Equity Funds	4.0%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.7%
Short-Term Funds	21.7%

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.7%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,298	$ 400,620
Fidelity Blue Chip Growth Fund (b)	5,490	372,651
Fidelity Equity-Income Fund (b)	9,999	572,550
Fidelity Large Cap Stock Fund (b)	15,922	429,412
Fidelity Series 100 Index Fund (b)	29,000	372,651
Fidelity Series Broad Market Opportunities Fund (b)	44,312	658,926
Fidelity Series Small Cap Opportunities Fund (b)	4,516	57,584
TOTAL DOMESTIC EQUITY FUNDS		2,864,394
International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	8,276	316,712
TOTAL EQUITY FUNDS (Cost $2,864,608)		3,181,106
Fixed-Income Funds - 38.8%

High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund (b)	11,824	115,168
Fidelity Strategic Income Fund (b)	10,723	115,168
TOTAL HIGH YIELD FIXED-INCOME FUNDS		230,336

	Shares	Value
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Government Income Fund (b)	55,328	$ 593,115
Fidelity Strategic Real Return Fund (b)	65,035	593,115
Fidelity Total Bond Fund (b)	163,541	1,776,054
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,962,284
TOTAL FIXED-INCOME FUNDS (Cost $3,154,133)		3,192,620
Short-Term Funds - 22.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	926,280	926,280
Fidelity Short-Term Bond Fund (b)	107,457	926,280
TOTAL SHORT-TERM FUNDS (Cost $1,847,317)		1,852,560
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,866,058)	8,226,286
NET OTHER ASSETS (LIABILITIES) - 0.0%	(282)
NET ASSETS - 100%	$ 8,226,004
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 297,865	$ 97,385	$ 65,401	$ 2,101	$ 316,712
Fidelity Advisor Mid Cap II Fund Institutional Class	364,312	173,666	95,338	-	400,620
Fidelity Blue Chip Growth Fund	342,422	119,921	96,028	455	372,651
Fidelity Capital & Income Fund	111,626	34,634	27,617	2,275	115,168
Fidelity Equity-Income Fund	528,460	197,699	116,853	7,323	572,550
Fidelity Government Income Fund	530,848	161,661	118,467	4,304	593,115
Fidelity Institutional Money Market Portfolio Institutional Class	804,815	276,743	155,277	409	926,280
Fidelity Large Cap Stock Fund	398,224	136,261	93,919	2,493	429,412
Fidelity Series 100 Index Fund	347,848	110,898	89,513	7,367	372,651
Fidelity Series Broad Market Opportunities Fund	603,649	227,228	153,284	2,681	658,926
Fidelity Series Small Cap Opportunities Fund	50,493	24,167	16,294	183	57,584
Fidelity Short-Term Bond Fund	803,492	274,200	154,468	3,967	926,280
Fidelity Strategic Income Fund	112,565	33,129	26,185	2,021	115,168
Fidelity Strategic Real Return Fund	525,221	195,182	100,169	6,705	593,115
Fidelity Total Bond Fund	1,592,669	500,023	345,692	24,284	1,776,054
Total	$ 7,414,509	$ 2,562,797	$ 1,654,505	$ 66,568	$ 8,226,286
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $7,866,058) - See accompanying schedule		$ 8,226,286
Receivable for investments sold		65,429
Total assets		8,291,715

Liabilities
Payable for investments purchased	$ 65,439
Distribution and service plan fees payable	272
Total liabilities		65,711

Net Assets		$ 8,226,004
Net Assets consist of:
Paid in capital		$ 7,775,862
Undistributed net investment income		2,249
Accumulated undistributed net realized gain (loss) on investments		87,665
Net unrealized appreciation (depreciation) on investments		360,228
Net Assets		$ 8,226,004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($276,467 ÷ 4,754.90 shares)		$ 58.14

Maximum offering price per share (100/94.25 of $58.14)		$ 61.69
Class T: Net Asset Value and redemption price per share ($185,920 ÷ 3,197.96 shares)		$ 58.14

Maximum offering price per share (100/96.50 of $58.14)		$ 60.25

Class C: Net Asset Value and offering price per share ($163,131 ÷ 2,814.85 shares)A		$ 57.95

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($7,563,776 ÷ 130,106.56 shares)		$ 58.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,710 ÷ 631.49 shares)		$ 58.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 66,568

Expenses
Distribution and service plan fees	$ 1,594
Independent trustees' compensation	18
Total expenses before reductions	1,612
Expense reductions	(18)	1,594
Net investment income (loss)		64,974
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,577)
Capital gain distributions from underlying funds	156,428
Total net realized gain (loss)		149,851
Change in net unrealized appreciation (depreciation) on underlying funds		(89,940)
Net gain (loss)		59,911
Net increase (decrease) in net assets resulting from operations		$ 124,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,974	$ 78,566
Net realized gain (loss)	149,851	80,405
Change in net unrealized appreciation (depreciation)	(89,940)	254,535
Net increase (decrease) in net assets resulting from operations	124,885	413,506
Distributions to shareholders from net investment income	(64,220)	(77,576)
Distributions to shareholders from net realized gain	(88,369)	(28,499)
Total distributions	(152,589)	(106,075)
Share transactions - net increase (decrease)	839,456	4,244,822
Total increase (decrease) in net assets	811,752	4,552,253

Net Assets
Beginning of period	7,414,252	2,861,999
End of period (including undistributed net investment income of $2,249 and $1,495, respectively)	$ 8,226,004	$ 7,414,252

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48
Income from Investment Operations
Net investment income (loss) E	.418	.718	.840	.821	.809	.811
Net realized and unrealized gain (loss)	.483	3.808	4.571	.771	4.667	4.020
Total from investment operations	.901	4.526	5.411	1.592	5.476	4.831
Distributions from net investment income	(.404)	(.677)	(.900)	(.794)	(.819)	(.791)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.041)	(1.016)	(1.121)	(.962)	(1.036)	(.901)
Net asset value, end of period	$ 58.14	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41
Total ReturnB, C, D	1.55%	8.32%	10.86%	3.29%	12.13%	11.70%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.44%A	1.27%	1.59%	1.68%	1.66%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276	$ 220	$ 424	$ 213	$ 187	$ 260
Portfolio turnover rateF	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48
Income from Investment Operations
Net investment income (loss) E	.346	.579	.706	.699	.685	.701
Net realized and unrealized gain (loss)	.493	3.796	4.576	.769	4.672	4.025
Total from investment operations	.839	4.375	5.282	1.468	5.357	4.726
Distributions from net investment income	(.332)	(.546)	(.771)	(.680)	(.690)	(.676)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(.969)	(.885)	(.992)	(.848)	(.907)	(.786)
Net asset value, end of period	$ 58.14	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42
Total ReturnB, C, D	1.44%	8.04%	10.59%	3.03%	11.85%	11.43%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.18%A	1.02%	1.34%	1.43%	1.41%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 186	$ 190	$ 190	$ 175	$ 40	$ 54
Portfolio turnover rateF	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45
Income from Investment Operations
Net investment income (loss) E	.199	.295	.444	.454	.443	.476
Net realized and unrealized gain (loss)	.483	3.791	4.564	.761	4.668	4.020
Total from investment operations	.682	4.086	5.008	1.215	5.111	4.496
Distributions from net investment income	(.205)	(.297)	(.557)	(.437)	(.454)	(.456)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(.842)	(.636)	(.778)	(.605)	(.671)	(.566)
Net asset value, end of period	$ 57.95	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38
Total ReturnB, C, D	1.17%	7.51%	10.03%	2.50%	11.30%	10.87%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.68%A	.52%	.84%	.93%	.91%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163	$ 156	$ 113	$ 170	$ 172	$ 159
Portfolio turnover rateF	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49
Income from Investment Operations
Net investment income (loss) D	.492	.866	.969	.942	.933	.924
Net realized and unrealized gain (loss)	.490	3.805	4.563	.775	4.668	4.020
Total from investment operations	.982	4.671	5.532	1.717	5.601	4.944
Distributions from net investment income	(.475)	(.832)	(1.031)	(.919)	(.944)	(.904)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.112)	(1.171)	(1.252)	(1.087)	(1.161)	(1.014)
Net asset value, end of period	$ 58.14	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42
Total ReturnB, C	1.69%	8.60%	11.12%	3.55%	12.41%	11.98%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.68%A	1.52%	1.84%	1.93%	1.91%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,564	$ 6,818	$ 2,108	$ 1,521	$ 1,463	$ 1,026
Portfolio turnover rateE	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48
Income from Investment Operations
Net investment income (loss) D	.491	.863	.969	.944	.930	.922
Net realized and unrealized gain (loss)	.491	3.798	4.573	.763	4.671	4.032
Total from investment operations	.982	4.661	5.542	1.707	5.601	4.954
Distributions from net investment income	(.475)	(.832)	(1.031)	(.919)	(.944)	(.904)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.112)	(1.171)	(1.252)	(1.087)	(1.161)	(1.014)
Net asset value, end of period	$ 58.13	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42
Total ReturnB, C	1.69%	8.58%	11.14%	3.53%	12.41%	12.00%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.68%A	1.52%	1.84%	1.93%	1.91%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 30	$ 27	$ 25	$ 28	$ 37
Portfolio turnover rateE	42% A	30%	49%	65%	26%	34%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.4
Fidelity Blue Chip Growth Fund	5.0	5.1
Fidelity Equity-Income Fund	7.8	7.8
Fidelity Large Cap Stock Fund	5.8	5.9
Fidelity Series 100 Index Fund	5.0	5.2
Fidelity Series Broad Market Opportunities Fund	8.9	8.9
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	38.7	39.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	4.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.8
Fidelity Strategic Income Fund	1.8	1.9
	3.5	3.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.7
Fidelity Strategic Real Return Fund	6.8	6.7
Fidelity Total Bond Fund	20.3	20.2
	33.8	33.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.6	9.4
Fidelity Short-Term Bond Fund	9.6	9.3
	19.2	18.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Six months ago
Domestic Equity Funds	39.1%
International Equity Funds	4.9%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.6%
Short-Term Funds	18.7%

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	18,092	$ 340,311
Fidelity Blue Chip Growth Fund (b)	4,653	315,869
Fidelity Equity-Income Fund (b)	8,483	485,711
Fidelity Large Cap Stock Fund (b)	13,501	364,127
Fidelity Series 100 Index Fund (b)	24,581	315,869
Fidelity Series Broad Market Opportunities Fund (b)	37,553	558,411
Fidelity Series Small Cap Opportunities Fund (b)	3,834	48,884
TOTAL DOMESTIC EQUITY FUNDS		2,429,182
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	7,812	298,947
TOTAL EQUITY FUNDS (Cost $2,499,833)		2,728,129
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund (b)	11,325	110,303
Fidelity Strategic Income Fund (b)	10,270	110,303
TOTAL HIGH YIELD FIXED-INCOME FUNDS		220,606

	Shares	Value
Investment Grade Fixed-Income Funds - 33.8%
Fidelity Government Income Fund (b)	39,463	$ 423,038
Fidelity Strategic Real Return Fund (b)	46,386	423,039
Fidelity Total Bond Fund (b)	117,092	1,271,623
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,117,700
TOTAL FIXED-INCOME FUNDS (Cost $2,317,798)		2,338,306
Short-Term Funds - 19.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	600,401	600,401
Fidelity Short-Term Bond Fund (b)	69,652	600,401
TOTAL SHORT-TERM FUNDS (Cost $1,197,502)		1,200,802
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,015,133)	6,267,237
NET OTHER ASSETS (LIABILITIES) - 0.0%	(313)
NET ASSETS - 100%	$ 6,266,924
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 210,994	$ 136,785	$ 40,102	$ 1,736	$ 298,947
Fidelity Advisor Mid Cap II Fund Institutional Class	232,405	192,136	52,957	-	340,311
Fidelity Blue Chip Growth Fund	218,622	145,792	53,785	307	315,869
Fidelity Capital & Income Fund	79,097	50,229	16,215	1,834	110,303
Fidelity Equity-Income Fund	337,591	238,710	61,534	5,198	485,711
Fidelity Government Income Fund	290,332	182,703	62,692	2,633	423,038
Fidelity Institutional Money Market Portfolio Institutional Class	403,677	267,533	70,808	231	600,401
Fidelity Large Cap Stock Fund	254,270	170,928	50,242	1,853	364,127
Fidelity Series 100 Index Fund	222,168	142,523	49,222	5,313	315,869
Fidelity Series Broad Market Opportunities Fund	384,827	274,338	84,802	1,974	558,411
Fidelity Series Small Cap Opportunities Fund	32,194	25,777	8,699	128	48,884
Fidelity Short-Term Bond Fund	403,012	265,865	70,541	2,232	600,401
Fidelity Strategic Income Fund	79,769	49,425	15,485	1,632	110,303
Fidelity Strategic Real Return Fund	287,224	198,569	47,053	3,969	423,039
Fidelity Total Bond Fund	869,392	554,606	172,834	14,962	1,271,623
Total	$ 4,305,574	$ 2,895,919	$ 856,971	$ 44,002	$ 6,267,237
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $6,015,133) - See accompanying schedule		$ 6,267,237
Receivable for investments sold		49,643
Total assets		6,316,880

Liabilities
Payable for investments purchased	$ 49,646
Distribution and service plan fees payable	310
Total liabilities		49,956

Net Assets		$ 6,266,924
Net Assets consist of:
Paid in capital		$ 6,042,553
Undistributed net investment income		1,590
Accumulated undistributed net realized gain (loss) on investments		(29,323)
Net unrealized appreciation (depreciation) on investments		252,104
Net Assets		$ 6,266,924

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($685,202 ÷ 11,583.99 shares)		$ 59.15

Maximum offering price per share (100/94.25 of $59.15)		$ 62.76
Class T: Net Asset Value and redemption price per share ($361,327 ÷ 6,105.15 shares)		$ 59.18

Maximum offering price per share (100/96.50 of $59.18)		$ 61.33

Class C: Net Asset Value and offering price per share ($51,126 ÷ 866.28 shares)A		$ 59.02

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($5,138,966 ÷ 86,860.80 shares)		$ 59.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,303 ÷ 512.19 shares)		$ 59.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 44,002

Expenses
Distribution and service plan fees	$ 1,232
Independent trustees' compensation	11
Total expenses before reductions	1,243
Expense reductions	(11)	1,232
Net investment income (loss)		42,770
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,464)
Capital gain distributions from underlying funds	112,610
Total net realized gain (loss)		107,146
Change in net unrealized appreciation (depreciation) on underlying funds		(71,822)
Net gain (loss)		35,324
Net increase (decrease) in net assets resulting from operations		$ 78,094

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,770	$ 51,781
Net realized gain (loss)	107,146	53,276
Change in net unrealized appreciation (depreciation)	(71,822)	183,459
Net increase (decrease) in net assets resulting from operations	78,094	288,516
Distributions to shareholders from net investment income	(42,001)	(51,362)
Distributions to shareholders from net realized gain	(13,020)	(8,328)
Total distributions	(55,021)	(59,690)
Share transactions - net increase (decrease)	1,938,436	1,928,159
Total increase (decrease) in net assets	1,961,509	2,156,985

Net Assets
Beginning of period	4,305,415	2,148,430
End of period (including undistributed net investment income of $1,590 and $821, respectively)	$ 6,266,924	$ 4,305,415

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97
Income from Investment Operations
Net investment income (loss) E	.430	.735	.906	.793	.750	.743
Net realized and unrealized gain (loss)	.479	4.084	4.920	.712	4.846	4.098
Total from investment operations	.909	4.819	5.826	1.505	5.596	4.841
Distributions from net investment income	(.393)	(.708)	(.879)	(.789)	(.796)	(.771)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.539)	(.849)	(1.106)	(.945)	(.996)	(.881)
Net asset value, end of period	$ 59.15	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93
Total ReturnB, C, D	1.54%	8.84%	11.79%	3.13%	12.52%	11.87%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.45%A	1.28%	1.73%	1.64%	1.55%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 685	$ 526	$ 304	$ 139	$ 108	$ 45
Portfolio turnover rateF	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) E	.345	.587	.781	.668	.630	.638
Net realized and unrealized gain (loss)	.485	4.098	4.911	.713	4.851	4.092
Total from investment operations	.830	4.685	5.692	1.381	5.481	4.730
Distributions from net investment income	(.334)	(.534)	(.725)	(.675)	(.671)	(.670)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.480)	(.675)	(.952)	(.831)	(.871)	(.780)
Net asset value, end of period	$ 59.18	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92
Total ReturnB, C, D	1.41%	8.58%	11.50%	2.87%	12.26%	11.59%
Ratios to Average Net Assets F, G
Expenses before reductions	.51%A, H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51%A, H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.51%A, H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.19%A	1.03%	1.48%	1.39%	1.30%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 361	$ 39	$ 85	$ 298	$ 130	$ 116
Portfolio turnover rateF	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95
Income from Investment Operations
Net investment income (loss) E	.207	.303	.508	.430	.387	.412
Net realized and unrealized gain (loss)	.484	4.086	4.915	.730	4.848	4.087
Total from investment operations	.691	4.389	5.423	1.160	5.235	4.499
Distributions from net investment income	(.215)	(.318)	(.556)	(.374)	(.435)	(.449)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.361)	(.459)	(.783)	(.530)	(.635)	(.559)
Net asset value, end of period	$ 59.02	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89
Total ReturnB, C, D	1.17%	8.04%	10.93%	2.40%	11.70%	11.01%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.70%A	.53%	.97%	.89%	.80%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51	$ 33	$ 31	$ 9	$ 184	$ 174
Portfolio turnover rateF	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) D	.504	.878	1.040	.913	.878	.856
Net realized and unrealized gain (loss)	.478	4.094	4.914	.711	4.844	4.091
Total from investment operations	.982	4.972	5.954	1.624	5.722	4.947
Distributions from net investment income	(.466)	(.851)	(1.007)	(.908)	(.912)	(.887)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.612)	(.992)	(1.234)	(1.064)	(1.112)	(.997)
Net asset value, end of period	$ 59.16	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Total ReturnB, C	1.67%	9.13%	12.06%	3.39%	12.82%	12.14%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.70%A	1.53%	1.98%	1.88%	1.80%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,139	$ 3,677	$ 1,702	$ 1,309	$ 1,666	$ 622
Portfolio turnover rateE	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) D	.505	.877	1.039	.912	.870	.855
Net realized and unrealized gain (loss)	.477	4.095	4.915	.712	4.852	4.092
Total from investment operations	.982	4.972	5.954	1.624	5.722	4.947
Distributions from net investment income	(.466)	(.851)	(1.007)	(.908)	(.912)	(.887)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.612)	(.992)	(1.234)	(1.064)	(1.112)	(.997)
Net asset value, end of period	$ 59.16	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Total ReturnB, C	1.67%	9.13%	12.06%	3.39%	12.82%	12.14%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.70%A	1.53%	1.98%	1.88%	1.80%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 30	$ 27	$ 24	$ 27	$ 36
Portfolio turnover rateE	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.7
Fidelity Blue Chip Growth Fund	5.3	5.4
Fidelity Equity-Income Fund	8.2	8.3
Fidelity Large Cap Stock Fund	6.2	6.2
Fidelity Series 100 Index Fund	5.4	5.4
Fidelity Series Broad Market Opportunities Fund	9.5	9.5
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	41.2	41.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.6	5.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.0
Fidelity Strategic Income Fund	2.0	2.1
	4.0	4.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.4	6.4
Fidelity Strategic Real Return Fund	6.5	6.4
Fidelity Total Bond Fund	19.4	19.3
	32.3	32.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.4	8.4
Fidelity Short-Term Bond Fund	8.5	8.4
	16.9	16.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Six months ago
Domestic Equity Funds	41.3%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.8%

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.8%
	Shares	Value
Domestic Equity Funds - 41.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	78,143	$ 1,469,869
Fidelity Blue Chip Growth Fund (b)	20,115	1,365,424
Fidelity Equity-Income Fund (b)	36,703	2,101,632
Fidelity Large Cap Stock Fund (b)	58,373	1,574,313
Fidelity Series 100 Index Fund (b)	106,259	1,365,424
Fidelity Series Broad Market Opportunities Fund (b)	162,405	2,414,966
Fidelity Series Small Cap Opportunities Fund (b)	16,383	208,889
TOTAL DOMESTIC EQUITY FUNDS		10,500,517
International Equity Funds - 5.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	37,276	1,426,562
TOTAL EQUITY FUNDS (Cost $11,116,374)		11,927,079
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund (b)	52,570	512,034
Fidelity Strategic Income Fund (b)	47,675	512,034
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,024,068

	Shares	Value
Investment Grade Fixed-Income Funds - 32.3%
Fidelity Government Income Fund (b)	153,036	$ 1,640,547
Fidelity Strategic Real Return Fund (b)	179,885	1,640,547
Fidelity Total Bond Fund (b)	453,659	4,926,734
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		8,207,828
TOTAL FIXED-INCOME FUNDS (Cost $9,163,780)		9,231,896
Short-Term Funds - 16.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	2,157,676	2,157,676
Fidelity Short-Term Bond Fund (b)	250,310	2,157,675
TOTAL SHORT-TERM FUNDS (Cost $4,301,705)		4,315,351
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $24,581,859)	25,474,326
NET OTHER ASSETS (LIABILITIES) - 0.0%	(405)
NET ASSETS - 100%	$ 25,473,921
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,306,846	$ 319,497	$ 142,002	$ 9,771	$ 1,426,562
Fidelity Advisor Mid Cap II Fund Institutional Class	1,308,725	502,860	185,753	-	1,469,869
Fidelity Blue Chip Growth Fund	1,228,892	307,039	196,604	1,634	1,365,424
Fidelity Capital & Income Fund	474,251	111,398	57,468	9,975	512,034
Fidelity Equity-Income Fund	1,898,967	531,351	192,461	27,235	2,101,632
Fidelity Government Income Fund	1,475,362	319,415	207,733	12,074	1,640,547
Fidelity Institutional Money Market Portfolio Institutional Class	1,928,320	447,364	218,008	975	2,157,676
Fidelity Large Cap Stock Fund	1,430,243	359,273	173,215	9,451	1,574,313
Fidelity Series 100 Index Fund	1,247,581	275,218	170,311	27,023	1,365,424
Fidelity Series Broad Market Opportunities Fund	2,166,880	611,524	292,471	10,037	2,414,966
Fidelity Series Small Cap Opportunities Fund	182,716	62,911	34,398	671	208,889
Fidelity Short-Term Bond Fund	1,925,259	445,734	220,494	9,476	2,157,675
Fidelity Strategic Income Fund	478,222	108,680	55,393	8,861	512,034
Fidelity Strategic Real Return Fund	1,460,077	404,213	148,104	18,982	1,640,547
Fidelity Total Bond Fund	4,417,893	995,576	567,453	68,205	4,926,734
Total	$ 22,930,234	$ 5,802,053	$ 2,861,868	$ 214,370	$ 25,474,326
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $24,581,859) - See accompanying schedule		$ 25,474,326
Cash		2
Receivable for investments sold		207,415
Receivable for fund shares sold		40,198
Total assets		25,721,941

Liabilities
Payable for investments purchased	$ 247,620
Distribution and service plan fees payable	400
Total liabilities		248,020

Net Assets		$ 25,473,921
Net Assets consist of:
Paid in capital		$ 24,316,416
Undistributed net investment income		5,474
Accumulated undistributed net realized gain (loss) on investments		259,564
Net unrealized appreciation (depreciation) on investments		892,467
Net Assets		$ 25,473,921

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($723,884 ÷ 12,046.74 shares)		$ 60.09

Maximum offering price per share (100/94.25 of $60.09)		$ 63.76
Class T: Net Asset Value and redemption price per share ($337,034 ÷ 5,608.58 shares)		$ 60.09

Maximum offering price per share (100/96.50 of $60.09)		$ 62.27

Class C: Net Asset Value and offering price per share ($137,410 ÷ 2,292.59 shares)A		$ 59.94

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($24,149,583 ÷ 401,912.82 shares)		$ 60.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($126,010 ÷ 2,097.09 shares)		$ 60.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 214,370

Expenses
Distribution and service plan fees	$ 2,141
Independent trustees' compensation	56
Total expenses before reductions	2,197
Expense reductions	(56)	2,141
Net investment income (loss)		212,229
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(21,257)
Capital gain distributions from underlying funds	576,994
Total net realized gain (loss)		555,737
Change in net unrealized appreciation (depreciation) on underlying funds		(374,837)
Net gain (loss)		180,900
Net increase (decrease) in net assets resulting from operations		$ 393,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 212,229	$ 183,174
Net realized gain (loss)	555,737	216,043
Change in net unrealized appreciation (depreciation)	(374,837)	560,204
Net increase (decrease) in net assets resulting from operations	393,129	959,421
Distributions to shareholders from net investment income	(211,142)	(180,281)
Distributions to shareholders from net realized gain	(62,223)	(25,118)
Total distributions	(273,365)	(205,399)
Share transactions - net increase (decrease)	2,423,181	14,133,535
Total increase (decrease) in net assets	2,542,945	14,887,557

Net Assets
Beginning of period	22,930,976	8,043,419
End of period (including undistributed net investment income of $5,474 and $4,387, respectively)	$ 25,473,921	$ 22,930,976

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16
Income from Investment Operations
Net investment income (loss) E	.446	.733	.868	.792	.802	.789
Net realized and unrealized gain (loss)	.469	4.363	5.348	.666	4.972	4.116
Total from investment operations	.915	5.096	6.216	1.458	5.774	4.905
Distributions from net investment income	(.437)	(.713)	(.879)	(.794)	(.815)	(.785)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.585)	(.876)	(1.106)	(.948)	(1.024)	(.895)
Net asset value, end of period	$ 60.09	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17
Total ReturnB, C, D	1.53%	9.23%	12.49%	3.02%	12.85%	11.96%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%A	1.25%	1.64%	1.63%	1.65%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 724	$ 699	$ 122	$ 133	$ 133	$ 359
Portfolio turnover rateF	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16
Income from Investment Operations
Net investment income (loss) E	.371	.580	.738	.672	.682	.678
Net realized and unrealized gain (loss)	.460	4.379	5.346	.678	4.975	4.107
Total from investment operations	.831	4.959	6.084	1.350	5.657	4.785
Distributions from net investment income	(.363)	(.576)	(.767)	(.676)	(.668)	(.675)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.511)	(.739)	(.994)	(.830)	(.877)	(.785)
Net asset value, end of period	$ 60.09	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16
Total ReturnB, C, D	1.39%	8.97%	12.21%	2.79%	12.57%	11.66%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.23%A	1.00%	1.39%	1.38%	1.40%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 337	$ 338	$ 326	$ 128	$ 130	$ 328
Portfolio turnover rateF	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16
Income from Investment Operations
Net investment income (loss) E	.213	.293	.471	.427	.438	.454
Net realized and unrealized gain (loss)	.471	4.369	5.346	.662	4.974	4.117
Total from investment operations	.684	4.662	5.817	1.089	5.412	4.571
Distributions from net investment income	(.246)	(.339)	(.540)	(.435)	(.453)	(.431)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.394)	(.502)	(.767)	(.589)	(.662)	(.541)
Net asset value, end of period	$ 59.94	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19
Total ReturnB, C, D	1.14%	8.43%	11.65%	2.24%	12.01%	11.13%
Ratios to Average Net Assets F, G
Expenses before reductions	1.02%A, H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.02%A, H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.02%A, H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.71%A	.50%	.89%	.88%	.90%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137	$ 37	$ 18	$ 33	$ 49	$ 51
Portfolio turnover rateF	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Income from Investment Operations
Net investment income (loss) D	.521	.874	1.003	.914	.925	.900
Net realized and unrealized gain (loss)	.469	4.376	5.340	.680	4.965	4.115
Total from investment operations	.990	5.250	6.343	1.594	5.890	5.015
Distributions from net investment income	(.512)	(.867)	(1.016)	(.920)	(.941)	(.895)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.660)	(1.030)	(1.243)	(1.074)	(1.150)	(1.005)
Net asset value, end of period	$ 60.09	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Total ReturnB, C	1.65%	9.52%	12.76%	3.30%	13.12%	12.24%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.50%	1.89%	1.88%	1.90%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,150	$ 21,766	$ 7,494	$ 5,405	$ 5,783	$ 5,383
Portfolio turnover rateE	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Income from Investment Operations
Net investment income (loss) D	.520	.871	1.011	.916	.923	.899
Net realized and unrealized gain (loss)	.470	4.379	5.332	.678	4.967	4.116
Total from investment operations	.990	5.250	6.343	1.594	5.890	5.015
Distributions from net investment income	(.512)	(.867)	(1.016)	(.920)	(.941)	(.895)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.660)	(1.030)	(1.243)	(1.074)	(1.150)	(1.005)
Net asset value, end of period	$ 60.09	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Total ReturnB, C	1.65%	9.52%	12.76%	3.30%	13.12%	12.24%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.50%	1.89%	1.88%	1.90%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126	$ 91	$ 83	$ 24	$ 27	$ 36
Portfolio turnover rateE	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	5.9
Fidelity Blue Chip Growth Fund	5.6	5.6
Fidelity Equity-Income Fund	8.6	8.6
Fidelity Large Cap Stock Fund	6.4	6.5
Fidelity Series 100 Index Fund	5.6	5.6
Fidelity Series Broad Market Opportunities Fund	9.9	9.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.8
	43.0	42.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.4	6.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.2
Fidelity Strategic Income Fund	2.2	2.3
	4.4	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	6.2
Fidelity Strategic Real Return Fund	6.1	6.1
Fidelity Total Bond Fund	18.4	18.4
	30.6	30.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.8
Fidelity Short-Term Bond Fund	7.8	7.7
	15.6	15.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Six months ago
Domestic Equity Funds	42.8%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.7%
Short-Term Funds	15.5%

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	53,000	$ 996,938
Fidelity Blue Chip Growth Fund (b)	13,636	925,609
Fidelity Equity-Income Fund (b)	24,885	1,424,908
Fidelity Large Cap Stock Fund (b)	39,609	1,068,266
Fidelity Series 100 Index Fund (b)	72,032	925,609
Fidelity Series Broad Market Opportunities Fund (b)	110,215	1,638,892
Fidelity Series Small Cap Opportunities Fund (b)	11,189	142,657
TOTAL DOMESTIC EQUITY FUNDS		7,122,879
International Equity Funds - 6.4%
Fidelity Advisor International Discovery Fund Institutional Class (b)	27,741	1,061,631
TOTAL EQUITY FUNDS (Cost $7,352,270)		8,184,510
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund (b)	37,468	364,936
Fidelity Strategic Income Fund (b)	33,979	364,936
TOTAL HIGH YIELD FIXED-INCOME FUNDS		729,872

	Shares	Value
Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund (b)	94,700	$ 1,015,184
Fidelity Strategic Real Return Fund (b)	111,314	1,015,184
Fidelity Total Bond Fund (b)	280,743	3,048,870
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,079,238
TOTAL FIXED-INCOME FUNDS (Cost $5,720,873)		5,809,110
Short-Term Funds - 15.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	1,297,180	1,297,180
Fidelity Short-Term Bond Fund (b)	150,485	1,297,180
TOTAL SHORT-TERM FUNDS (Cost $2,584,568)		2,594,360
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,657,711)	16,587,980
NET OTHER ASSETS (LIABILITIES) - 0.0%	(358)
NET ASSETS - 100%	$ 16,587,622
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,026,963	$ 184,398	$ 107,306	$ 7,199	$ 1,061,631
Fidelity Advisor Mid Cap II Fund Institutional Class	939,878	295,389	134,907	-	996,938
Fidelity Blue Chip Growth Fund	883,698	167,182	144,433	1,099	925,609
Fidelity Capital & Income Fund	357,000	58,848	39,693	7,050	364,936
Fidelity Equity-Income Fund	1,364,041	296,587	145,359	18,172	1,424,908
Fidelity Government Income Fund	976,553	140,309	134,628	7,453	1,015,184
Fidelity Institutional Money Market Portfolio Institutional Class	1,227,131	209,225	139,176	582	1,297,180
Fidelity Large Cap Stock Fund	1,027,000	192,455	123,987	6,358	1,068,266
Fidelity Series 100 Index Fund	898,054	145,200	127,503	18,035	925,609
Fidelity Series Broad Market Opportunities Fund	1,556,146	340,586	211,862	6,777	1,638,892
Fidelity Series Small Cap Opportunities Fund	130,853	37,352	24,102	452	142,657
Fidelity Short-Term Bond Fund	1,225,107	204,322	136,555	5,655	1,297,180
Fidelity Strategic Income Fund	360,037	58,691	40,028	6,261	364,936
Fidelity Strategic Real Return Fund	966,081	188,477	92,535	11,522	1,015,184
Fidelity Total Bond Fund	2,927,151	439,564	367,750	42,036	3,048,870
Total	$ 15,865,693	$ 2,958,585	$ 1,969,824	$ 138,651	$ 16,587,980
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $15,657,711) - See accompanying schedule		$ 16,587,980
Cash		4
Receivable for investments sold		102,934
Receivable for fund shares sold		88,000
Total assets		16,778,918

Liabilities
Payable for investments purchased	$ 190,935
Distribution and service plan fees payable	361
Total liabilities		191,296

Net Assets		$ 16,587,622
Net Assets consist of:
Paid in capital		$ 15,398,637
Undistributed net investment income		4,205
Accumulated undistributed net realized gain (loss) on investments		254,511
Net unrealized appreciation (depreciation) on investments		930,269
Net Assets		$ 16,587,622

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($282,242 ÷ 4,737.586 shares)		$ 59.58

Maximum offering price per share (100/94.25 of $59.58)		$ 63.21
Class T: Net Asset Value and redemption price per share ($17,868 ÷ 299.340 shares)		$ 59.69

Maximum offering price per share (100/96.50 of $59.69)		$ 61.85

Class C: Net Asset Value and offering price per share ($352,930 ÷ 5,947.541 shares)A		$ 59.34

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($15,903,938 ÷ 266,940.140 shares)		$ 59.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,644 ÷ 514.294 shares)		$ 59.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 138,651

Expenses
Distribution and service plan fees	$ 2,160
Independent trustees' compensation	38
Total expenses before reductions	2,198
Expense reductions	(38)	2,160
Net investment income (loss)		136,491
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,989)
Capital gain distributions from underlying funds	388,137
Total net realized gain (loss)		386,148
Change in net unrealized appreciation (depreciation) on underlying funds		(264,486)
Net gain (loss)		121,662
Net increase (decrease) in net assets resulting from operations		$ 258,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 136,491	$ 176,350
Net realized gain (loss)	386,148	187,597
Change in net unrealized appreciation (depreciation)	(264,486)	629,689
Net increase (decrease) in net assets resulting from operations	258,153	993,636
Distributions to shareholders from net investment income	(135,305)	(174,314)
Distributions to shareholders from net realized gain	(191,237)	(29,274)
Total distributions	(326,542)	(203,588)
Share transactions - net increase (decrease)	790,637	9,175,334
Total increase (decrease) in net assets	722,248	9,965,382

Net Assets
Beginning of period	15,865,374	5,899,992
End of period (including undistributed net investment income of $4,205 and $3,019, respectively)	$ 16,587,622	$ 15,865,374

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69
Income from Investment Operations
Net investment income (loss) E	.444	.740	.886	.815	.791	.718
Net realized and unrealized gain (loss)	.455	4.505	5.568	.598	5.066	4.180
Total from investment operations	.899	5.245	6.454	1.413	5.857	4.898
Distributions from net investment income	(.438)	(.700)	(.896)	(.796)	(.801)	(.713)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.159)	(.855)	(1.124)	(.943)	(.977)	(.818)
Net asset value, end of period	$ 59.58	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77
Total ReturnB, C, D	1.50%	9.51%	13.06%	2.94%	13.15%	12.08%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%A	1.27%	1.67%	1.68%	1.63%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 282	$ 257	$ 145	$ 86	$ 72	$ 66
Portfolio turnover rateF	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69
Income from Investment Operations
Net investment income (loss) E	.369	.597	.745	.715	.655	.603
Net realized and unrealized gain (loss)	.454	4.507	5.590	.598	5.076	4.182
Total from investment operations	.823	5.104	6.335	1.313	5.731	4.785
Distributions from net investment income	(.362)	(.549)	(.757)	(.636)	(.665)	(.590)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.083)	(.704)	(.985)	(.783)	(.841)	(.695)
Net asset value, end of period	$ 59.69	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78
Total ReturnB, C, D	1.37%	9.23%	12.78%	2.72%	12.85%	11.79%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.51%H	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.51%H	.46%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.51%H	.46%	.50%	.50%
Net investment income (loss)	1.23%A	1.03%	1.41%	1.48%	1.38%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 17	$ 15	$ 13	$ 15	$ 45
Portfolio turnover rateF	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67
Income from Investment Operations
Net investment income (loss) E	.218	.303	.486	.451	.428	.385
Net realized and unrealized gain (loss)	.447	4.486	5.561	.604	5.060	4.185
Total from investment operations	.665	4.789	6.047	1.055	5.488	4.570
Distributions from net investment income	(.244)	(.324)	(.559)	(.448)	(.452)	(.385)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(.965)	(.479)	(.787)	(.595)	(.628)	(.490)
Net asset value, end of period	$ 59.34	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75
Total ReturnB, C, D	1.11%	8.68%	12.21%	2.19%	12.30%	11.26%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%A	.52%	.92%	.93%	.88%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 353	$ 315	$ 312	$ 270	$ 186
Portfolio turnover rateF	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69
Income from Investment Operations
Net investment income (loss) D	.519	.888	1.015	.935	.917	.821
Net realized and unrealized gain (loss)	.453	4.502	5.567	.608	5.062	4.178
Total from investment operations	.972	5.390	6.582	1.543	5.979	4.999
Distributions from net investment income	(.511)	(.845)	(1.024)	(.916)	(.923)	(.824)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.232)	(1.000)	(1.252)	(1.063)	(1.099)	(.929)
Net asset value, end of period	$ 59.58	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76
Total ReturnB, C	1.62%	9.78%	13.33%	3.22%	13.43%	12.34%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.52%	1.92%	1.93%	1.88%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,904	$ 15,175	$ 5,367	$ 3,558	$ 3,962	$ 1,628
Portfolio turnover rateE	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69
Income from Investment Operations
Net investment income (loss) D	.523	.885	1.020	.936	.911	.825
Net realized and unrealized gain (loss)	.449	4.505	5.562	.607	5.058	4.184
Total from investment operations	.972	5.390	6.582	1.543	5.969	5.009
Distributions from net investment income	(.511)	(.845)	(1.024)	(.916)	(.923)	(.824)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.232)	(1.000)	(1.252)	(1.063)	(1.099)	(.929)
Net asset value, end of period	$ 59.58	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77
Total ReturnB, C	1.62%	9.78%	13.33%	3.22%	13.41%	12.36%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.52%	1.92%	1.93%	1.88%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 63	$ 57	$ 24	$ 27	$ 36
Portfolio turnover rateE	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.1
Fidelity Blue Chip Growth Fund	5.7	5.7
Fidelity Equity-Income Fund	8.9	8.8
Fidelity Large Cap Stock Fund	6.6	6.7
Fidelity Series 100 Index Fund	5.7	5.8
Fidelity Series Broad Market Opportunities Fund	10.2	10.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.2	44.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.2	7.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.4
Fidelity Strategic Income Fund	2.4	2.4
	4.7	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	6.0
Fidelity Strategic Real Return Fund	6.0	5.9
Fidelity Total Bond Fund	17.8	18.0
	29.7	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.1	7.0
Fidelity Short-Term Bond Fund	7.1	7.0
	14.2	14.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Six months ago
Domestic Equity Funds	44.1%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.0%

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	27,446	$ 516,264
Fidelity Blue Chip Growth Fund (b)	7,065	479,567
Fidelity Equity-Income Fund (b)	12,891	738,116
Fidelity Large Cap Stock Fund (b)	20,534	553,795
Fidelity Series 100 Index Fund (b)	37,320	479,567
Fidelity Series Broad Market Opportunities Fund (b)	57,042	848,208
Fidelity Series Small Cap Opportunities Fund (b)	5,756	73,395
TOTAL DOMESTIC EQUITY FUNDS		3,688,912
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	15,648	598,833
TOTAL EQUITY FUNDS (Cost $3,640,169)		4,287,745
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund (b)	20,208	196,830
Fidelity Strategic Income Fund (b)	18,327	196,830
TOTAL HIGH YIELD FIXED-INCOME FUNDS		393,660

	Shares	Value
Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund (b)	46,136	$ 494,579
Fidelity Strategic Real Return Fund (b)	54,230	494,579
Fidelity Total Bond Fund (b)	136,624	1,483,735
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,472,893
TOTAL FIXED-INCOME FUNDS (Cost $2,850,849)		2,866,553
Short-Term Funds - 14.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	592,995	592,995
Fidelity Short-Term Bond Fund (b)	68,793	592,994
TOTAL SHORT-TERM FUNDS (Cost $1,181,861)		1,185,989
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,672,879)	8,340,287
NET OTHER ASSETS (LIABILITIES) - 0.0%	(868)
NET ASSETS - 100%	$ 8,339,419
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 583,182	$ 147,035	$ 107,653	$ 4,121	$ 598,833
Fidelity Advisor Mid Cap II Fund Institutional Class	490,780	184,728	104,835	-	516,264
Fidelity Blue Chip Growth Fund	460,847	113,138	104,589	579	479,567
Fidelity Capital & Income Fund	193,429	46,755	37,292	3,842	196,830
Fidelity Equity-Income Fund	712,030	199,079	125,805	9,608	738,116
Fidelity Government Income Fund	482,104	102,823	106,508	3,697	494,579
Fidelity Institutional Money Market Portfolio Institutional Class	565,193	133,215	105,413	270	592,995
Fidelity Large Cap Stock Fund	536,114	133,068	101,615	3,343	553,795
Fidelity Series 100 Index Fund	468,251	101,827	95,767	9,882	479,567
Fidelity Series Broad Market Opportunities Fund	811,929	227,846	167,511	3,597	848,208
Fidelity Series Small Cap Opportunities Fund	68,015	24,208	18,145	241	73,395
Fidelity Short-Term Bond Fund	564,256	136,076	109,291	2,624	592,994
Fidelity Strategic Income Fund	195,065	45,796	36,496	3,412	196,830
Fidelity Strategic Real Return Fund	476,961	127,633	86,675	5,744	494,579
Fidelity Total Bond Fund	1,445,928	316,932	303,397	23,753	1,483,735
Total	$ 8,054,084	$ 2,040,159	$ 1,610,992	$ 74,713	$ 8,340,287
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $7,672,879) - See accompanying schedule		$ 8,340,287
Receivable for investments sold		87,775
Total assets		8,428,062

Liabilities
Payable for investments purchased	$ 75,999
Payable for fund shares redeemed	12,461
Distribution and service plan fees payable	183
Total liabilities		88,643

Net Assets		$ 8,339,419
Net Assets consist of:
Paid in capital		$ 7,537,374
Undistributed net investment income		2,056
Accumulated undistributed net realized gain (loss) on investments		132,581
Net unrealized appreciation (depreciation) on investments		667,408
Net Assets		$ 8,339,419

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($301,936 ÷ 5,321.771 shares)		$ 56.74

Maximum offering price per share (100/94.25 of $56.74)		$ 60.20
Class T: Net Asset Value and redemption price per share ($37,001 ÷ 651.718 shares)		$ 56.77

Maximum offering price per share (100/96.50 of $56.77)		$ 58.83

Class C: Net Asset Value and offering price per share ($122,973 ÷ 2,172.622 shares)A		$ 56.60

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($7,821,407 ÷ 137,825.401 shares)		$ 56.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,102 ÷ 988.616 shares)		$ 56.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 74,713

Expenses
Distribution and service plan fees	$ 1,070
Independent trustees' compensation	20
Total expenses before reductions	1,090
Expense reductions	(20)	1,070
Net investment income (loss)		73,643
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,520)
Capital gain distributions from underlying funds	205,510
Total net realized gain (loss)		201,990
Change in net unrealized appreciation (depreciation) on underlying funds		(139,445)
Net gain (loss)		62,545
Net increase (decrease) in net assets resulting from operations		$ 136,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 73,643	$ 103,978
Net realized gain (loss)	201,990	131,313
Change in net unrealized appreciation (depreciation)	(139,445)	393,242
Net increase (decrease) in net assets resulting from operations	136,188	628,533
Distributions to shareholders from net investment income	(73,142)	(103,188)
Distributions to shareholders from net realized gain	(56,924)	(75,104)
Total distributions	(130,066)	(178,292)
Share transactions - net increase (decrease)	279,393	2,842,028
Total increase (decrease) in net assets	285,515	3,292,269

Net Assets
Beginning of period	8,053,904	4,761,635
End of period (including undistributed net investment income of $2,056 and $1,555, respectively)	$ 8,339,419	$ 8,053,904

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21
Income from Investment Operations
Net investment income (loss) E	.448	.718	.906	.717	.796	.727
Net realized and unrealized gain (loss)	.409	4.379	5.480	.618	5.086	4.154
Total from investment operations	.857	5.097	6.386	1.335	5.882	4.881
Distributions from net investment income	(.443)	(.704)	(.852)	(.770)	(.812)	(.796)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.837)	(1.417)	(1.256)	(2.495)	(1.002)	(.901)
Net asset value, end of period	$ 56.74	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19
Total ReturnB, C, D	1.51%	9.76%	13.55%	2.85%	13.38%	12.19%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.37%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.57%A	1.30%	1.80%	1.51%	1.66%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 302	$ 267	$ 229	$ 217	$ 214	$ 200
Portfolio turnover rateF	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22
Income from Investment Operations
Net investment income (loss) E	.378	.581	.781	.599	.676	.620
Net realized and unrealized gain (loss)	.395	4.386	5.484	.599	5.107	4.147
Total from investment operations	.773	4.967	6.265	1.198	5.783	4.767
Distributions from net investment income	(.369)	(.574)	(.721)	(.633)	(.693)	(.682)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.763)	(1.287)	(1.125)	(2.358)	(.883)	(.787)
Net asset value, end of period	$ 56.77	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20
Total ReturnB, C, D	1.36%	9.50%	13.27%	2.55%	13.14%	11.90%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.62%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.32%A	1.05%	1.55%	1.26%	1.41%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 36	$ 27	$ 24	$ 27	$ 35
Portfolio turnover rateF	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23
Income from Investment Operations
Net investment income (loss) E	.234	.305	.529	.358	.434	.403
Net realized and unrealized gain (loss)	.398	4.382	5.469	.615	5.102	4.143
Total from investment operations	.632	4.687	5.998	.973	5.536	4.546
Distributions from net investment income	(.258)	(.344)	(.534)	(.438)	(.446)	(.451)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.652)	(1.057)	(.938)	(2.163)	(.636)	(.556)
Net asset value, end of period	$ 56.60	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22
Total ReturnB, C, D	1.11%	8.96%	12.68%	2.07%	12.55%	11.33%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.12%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.82%A	.55%	1.05%	.76%	.91%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123	$ 122	$ 69	$ 52	$ 22	$ 29
Portfolio turnover rateF	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Income from Investment Operations
Net investment income (loss) D	.520	.856	1.033	.836	.918	.832
Net realized and unrealized gain (loss)	.406	4.380	5.479	.618	5.095	4.147
Total from investment operations	.926	5.236	6.512	1.454	6.013	4.979
Distributions from net investment income	(.512)	(.843)	(.978)	(.889)	(.933)	(.904)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.906)	(1.556)	(1.382)	(2.614)	(1.123)	(1.009)
Net asset value, end of period	$ 56.75	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Total ReturnB, C	1.63%	10.04%	13.83%	3.10%	13.68%	12.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%A, F	.00%F	.00%F	.12%	.00%F	.00%F
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.82%A	1.55%	2.05%	1.76%	1.91%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,821	$ 7,608	$ 4,418	$ 2,991	$ 1,297	$ 1,391
Portfolio turnover rateE	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Income from Investment Operations
Net investment income (loss) D	.517	.856	1.032	.835	.904	.834
Net realized and unrealized gain (loss)	.409	4.380	5.480	.619	5.109	4.145
Total from investment operations	.926	5.236	6.512	1.454	6.013	4.979
Distributions from net investment income	(.512)	(.843)	(.978)	(.889)	(.933)	(.904)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.906)	(1.556)	(1.382)	(2.614)	(1.123)	(1.009)
Net asset value, end of period	$ 56.75	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Total ReturnB, C	1.63%	10.04%	13.83%	3.10%	13.68%	12.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%A, F	.00%F	.00%F	.12%	.00%F	.00%F
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.82%A	1.55%	2.05%	1.76%	1.91%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 21	$ 19	$ 17	$ 19	$ 61
Portfolio turnover rateE	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.2
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Equity-Income Fund	9.0	9.0
Fidelity Large Cap Stock Fund	6.8	6.8
Fidelity Series 100 Index Fund	5.9	5.9
Fidelity Series Broad Market Opportunities Fund	10.4	10.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.2	45.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.6
	5.0	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.7
Fidelity Strategic Real Return Fund	5.7	5.7
Fidelity Total Bond Fund	17.1	17.3
	28.5	28.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.6
Fidelity Short-Term Bond Fund	6.7	6.6
	13.3	13.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.7%
Short-Term Funds	13.2%

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.2%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	31,815	$ 598,440
Fidelity Blue Chip Growth Fund (b)	8,189	555,897
Fidelity Equity-Income Fund (b)	14,926	854,644
Fidelity Large Cap Stock Fund (b)	23,767	640,983
Fidelity Series 100 Index Fund (b)	43,260	555,897
Fidelity Series Broad Market Opportunities Fund (b)	66,121	983,219
Fidelity Series Small Cap Opportunities Fund (b)	6,673	85,086
TOTAL DOMESTIC EQUITY FUNDS		4,274,166
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	19,639	751,595
TOTAL EQUITY FUNDS (Cost $4,400,820)		5,025,761
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund (b)	24,169	235,405
Fidelity Strategic Income Fund (b)	21,919	235,405
TOTAL HIGH YIELD FIXED-INCOME FUNDS		470,810

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund (b)	50,357	$ 539,825
Fidelity Strategic Real Return Fund (b)	59,191	539,825
Fidelity Total Bond Fund (b)	149,036	1,618,530
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,698,180
TOTAL FIXED-INCOME FUNDS (Cost $3,103,126)		3,168,990
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	629,638	629,638
Fidelity Short-Term Bond Fund (b)	73,044	629,638
TOTAL SHORT-TERM FUNDS (Cost $1,252,792)		1,259,276
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,756,738)		9,454,027
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210)
NET ASSETS - 100%		$ 9,453,817
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 705,091	$ 155,006	$ 76,656	$ 5,165	$ 751,595
Fidelity Advisor Mid Cap II Fund Institutional Class	547,182	198,026	81,532	-	598,440
Fidelity Blue Chip Growth Fund	514,535	116,298	85,395	672	555,897
Fidelity Capital & Income Fund	222,186	47,585	26,935	4,615	235,405
Fidelity Equity-Income Fund	794,671	203,668	86,799	11,231	854,644
Fidelity Government Income Fund	506,842	91,039	76,001	4,049	539,825
Fidelity Institutional Money Market Portfolio Institutional Class	583,337	119,746	73,445	290	629,638
Fidelity Large Cap Stock Fund	598,743	133,298	73,441	3,862	640,983
Fidelity Series 100 Index Fund	522,911	104,547	76,342	11,311	555,897
Fidelity Series Broad Market Opportunities Fund	906,306	234,627	127,549	4,168	983,219
Fidelity Series Small Cap Opportunities Fund	76,048	25,773	15,725	280	85,086
Fidelity Short-Term Bond Fund	582,375	119,644	74,517	2,814	629,638
Fidelity Strategic Income Fund	224,086	45,023	24,650	4,100	235,405
Fidelity Strategic Real Return Fund	501,394	116,759	52,739	6,342	539,825
Fidelity Total Bond Fund	1,520,120	284,173	212,846	22,834	1,618,530
Total	$ 8,805,827	$ 1,995,212	$ 1,164,572	$ 81,733	$ 9,454,027
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $8,756,738) - See accompanying schedule		$ 9,454,027
Cash		3
Receivable for investments sold		92,487
Total assets		9,546,517

Liabilities
Payable for investments purchased	$ 92,492
Distribution and service plan fees payable	208
Total liabilities		92,700

Net Assets		$ 9,453,817
Net Assets consist of:
Paid in capital		$ 8,621,453
Undistributed net investment income		2,307
Accumulated undistributed net realized gain (loss) on investments		132,768
Net unrealized appreciation (depreciation) on investments		697,289
Net Assets		$ 9,453,817

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($290,367 ÷ 4,883.5 shares)		$ 59.46

Maximum offering price per share (100/94.25 of $59.46)		$ 63.09
Class T: Net Asset Value and redemption price per share ($97,743 ÷ 1,643.6 shares)		$ 59.47

Maximum offering price per share (100/96.50 of $59.47)		$ 61.63

Class C: Net Asset Value and offering price per share ($127,769 ÷ 2,154.6 shares)A		$ 59.30

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($8,718,681 ÷ 146,670.2 shares)		$ 59.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($219,257 ÷ 3,688.1 shares)		$ 59.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 81,733

Expenses
Distribution and service plan fees	$ 1,115
Independent trustees' compensation	22
Total expenses before reductions	1,137
Expense reductions	(22)	1,115
Net investment income (loss)		80,618
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,212)
Capital gain distributions from underlying funds	238,019
Total net realized gain (loss)		226,807
Change in net unrealized appreciation (depreciation) on underlying funds		(171,227)
Net gain (loss)		55,580
Net increase (decrease) in net assets resulting from operations		$ 136,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,618	$ 94,523
Net realized gain (loss)	226,807	115,866
Change in net unrealized appreciation (depreciation)	(171,227)	345,996
Net increase (decrease) in net assets resulting from operations	136,198	556,385
Distributions to shareholders from net investment income	(80,010)	(93,540)
Distributions to shareholders from net realized gain	(126,265)	(34,674)
Total distributions	(206,275)	(128,214)
Share transactions - net increase (decrease)	718,170	4,186,789
Total increase (decrease) in net assets	648,093	4,614,960

Net Assets
Beginning of period	8,805,724	4,190,764
End of period (including undistributed net investment income of $2,307 and $1,699, respectively)	$ 9,453,817	$ 8,805,724

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29
Income from Investment Operations
Net investment income (loss) E	.448	.741	.840	.782	.799	.753
Net realized and unrealized gain (loss)	.410	4.748	6.014	.504	5.233	4.174
Total from investment operations	.858	5.489	6.854	1.286	6.032	4.927
Distributions from net investment income	(.442)	(.723)	(.903)	(.775)	(.772)	(.758)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.248)	(1.079)	(1.114)	(.916)	(.972)	(.947)
Net asset value, end of period	$ 59.46	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27
Total ReturnB, C, D	1.43%	9.97%	13.98%	2.71%	13.69%	12.29%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.50%A	1.27%	1.60%	1.63%	1.66%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 290	$ 126	$ 20	$ 18	$ 20	$ 27
Portfolio turnover rate F	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29
Income from Investment Operations
Net investment income (loss) E	.375	.592	.719	.662	.681	.645
Net realized and unrealized gain (loss)	.412	4.742	6.008	.490	5.247	4.175
Total from investment operations	.787	5.334	6.727	1.152	5.928	4.820
Distributions from net investment income	(.361)	(.568)	(.776)	(.651)	(.658)	(.651)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.167)	(.924)	(.987)	(.792)	(.858)	(.840)
Net asset value, end of period	$ 59.47	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27
Total ReturnB, C, D	1.31%	9.68%	13.71%	2.42%	13.45%	12.01%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.25%A	1.02%	1.35%	1.38%	1.42%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98	$ 96	$ 88	$ 23	$ 27	$ 35
Portfolio turnover rate F	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30
Income from Investment Operations
Net investment income (loss) E	.223	.300	.448	.424	.439	.426
Net realized and unrealized gain (loss)	.404	4.746	6.020	.490	5.239	4.185
Total from investment operations	.627	5.046	6.468	.914	5.678	4.611
Distributions from net investment income	(.261)	(.340)	(.567)	(.443)	(.408)	(.422)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.067)	(.696)	(.778)	(.584)	(.608)	(.611)
Net asset value, end of period	$ 59.30	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30
Total ReturnB, C, D	1.04%	9.15%	13.15%	1.92%	12.85%	11.47%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.75%A	.52%	.86%	.89%	.91%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 54	$ 49	$ 43	$ 20	$ 27
Portfolio turnover rate F	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Income from Investment Operations
Net investment income (loss) D	.525	.885	.975	.903	.921	.862
Net realized and unrealized gain (loss)	.410	4.738	6.009	.505	5.227	4.183
Total from investment operations	.935	5.623	6.984	1.408	6.148	5.045
Distributions from net investment income	(.509)	(.857)	(1.033)	(.907)	(.898)	(.876)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.315)	(1.213)	(1.244)	(1.048)	(1.098)	(1.065)
Net asset value, end of period	$ 59.44	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26
Total ReturnB, C	1.56%	10.23%	14.27%	2.97%	13.97%	12.59%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75% A	1.52%	1.85%	1.89%	1.92%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,719	$ 8,313	$ 3,894	$ 2,123	$ 2,066	$ 1,672
Portfolio turnover rate E	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Income from Investment Operations
Net investment income (loss) D	.525	.884	.972	.904	.922	.860
Net realized and unrealized gain (loss)	.410	4.739	6.022	.504	5.226	4.185
Total from investment operations	.935	5.623	6.994	1.408	6.148	5.045
Distributions from net investment income	(.509)	(.857)	(1.033)	(.907)	(.898)	(.876)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.315)	(1.213)	(1.244)	(1.048)	(1.098)	(1.065)
Net asset value, end of period	$ 59.45	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26
Total ReturnB, C	1.56%	10.23%	14.29%	2.97%	13.97%	12.59%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75%A	1.52%	1.85%	1.89%	1.92%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219	$ 217	$ 139	$ 122	$ 107	$ 94
Portfolio turnover rate E	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.3
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Equity-Income Fund	9.2	9.2
Fidelity Large Cap Stock Fund	6.9	6.9
Fidelity Series 100 Index Fund	6.0	6.0
Fidelity Series Broad Market Opportunities Fund	10.6	10.5
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.0	45.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.8	8.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.6	2.7
	5.2	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.7
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.7	16.9
	27.9	28.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.1	6.0
Fidelity Short-Term Bond Fund	6.0	5.9
	12.1	11.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds	45.8%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.2%
Short-Term Funds	11.9%

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.8%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	31,049	$ 584,030
Fidelity Blue Chip Growth Fund (b)	7,989	542,314
Fidelity Equity-Income Fund (b)	14,571	834,329
Fidelity Large Cap Stock Fund (b)	23,202	625,747
Fidelity Series 100 Index Fund (b)	42,203	542,314
Fidelity Series Broad Market Opportunities Fund (b)	64,585	960,385
Fidelity Series Small Cap Opportunities Fund (b)	6,544	83,433
TOTAL DOMESTIC EQUITY FUNDS		4,172,552
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	20,711	792,613
TOTAL EQUITY FUNDS (Cost $4,476,525)		4,965,165
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund (b)	24,301	236,695
Fidelity Strategic Income Fund (b)	22,039	236,695
TOTAL HIGH YIELD FIXED-INCOME FUNDS		473,390

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund (b)	47,205	$ 506,039
Fidelity Strategic Real Return Fund (b)	55,487	506,039
Fidelity Total Bond Fund (b)	139,706	1,517,208
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,529,286
TOTAL FIXED-INCOME FUNDS (Cost $3,006,830)		3,002,676
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	550,476	550,476
Fidelity Short-Term Bond Fund (b)	63,860	550,476
TOTAL SHORT-TERM FUNDS (Cost $1,098,352)		1,100,952
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,581,707)		9,068,793
NET OTHER ASSETS (LIABILITIES) - 0.0%		(925)
NET ASSETS - 100%		$ 9,067,868
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 640,937	$ 241,898	$ 61,153	$ 5,137	$ 792,613
Fidelity Advisor Mid Cap II Fund Institutional Class	461,619	242,910	58,859	-	584,030
Fidelity Blue Chip Growth Fund	433,268	163,555	64,097	593	542,314
Fidelity Capital & Income Fund	192,744	70,039	19,131	4,256	236,695
Fidelity Equity-Income Fund	669,628	278,533	59,026	10,308	834,329
Fidelity Government Income Fund	411,552	136,891	58,320	3,488	506,039
Fidelity Institutional Money Market Portfolio Institutional Class	434,802	159,021	43,347	233	550,476
Fidelity Large Cap Stock Fund	504,538	191,231	51,650	3,559	625,747
Fidelity Series 100 Index Fund	440,371	155,299	55,511	10,461	542,314
Fidelity Series Broad Market Opportunities Fund	764,088	320,772	93,207	3,900	960,385
Fidelity Series Small Cap Opportunities Fund	64,339	31,031	11,171	251	83,433
Fidelity Short-Term Bond Fund	434,082	159,319	44,729	2,253	550,476
Fidelity Strategic Income Fund	194,393	68,818	18,111	3,785	236,695
Fidelity Strategic Real Return Fund	407,116	158,020	37,070	5,547	506,039
Fidelity Total Bond Fund	1,234,333	414,792	156,363	19,744	1,517,208
Total	$ 7,287,810	$ 2,792,129	$ 831,745	$ 73,515	$ 9,068,793
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $8,581,707) - See accompanying schedule		$ 9,068,793
Receivable for investments sold		85,698
Total assets		9,154,491

Liabilities
Payable for investments purchased	$ 85,696
Distribution and service plan fees payable	927
Total liabilities		86,623

Net Assets		$ 9,067,868
Net Assets consist of:
Paid in capital		$ 8,429,100
Undistributed net investment income		1,919
Accumulated undistributed net realized gain (loss) on investments		149,763
Net unrealized appreciation (depreciation) on investments		487,086
Net Assets		$ 9,067,868

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($358,694.9 ÷ 5,987.238 shares)		$ 59.91

Maximum offering price per share (100/94.25 of $59.91)		$ 63.56
Class T: Net Asset Value and redemption price per share ($1,151,706.0 ÷ 19,236.651 shares)		$ 59.87

Maximum offering price per share (100/96.50 of $59.87)		$ 62.04

Class C: Net Asset Value and offering price per share ($446,657.9 ÷ 7,486.280 shares)A		$ 59.66

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($7,110,032.0 ÷ 118,658.752 shares)		$ 59.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($777.5 ÷ 12.959 shares)		$ 60.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 73,515

Expenses
Distribution and service plan fees	$ 4,205
Independent trustees' compensation	19
Total expenses before reductions	4,224
Expense reductions	(19)	4,205
Net investment income (loss)		69,310
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,215)
Capital gain distributions from underlying funds	219,735
Total net realized gain (loss)		217,520
Change in net unrealized appreciation (depreciation) on underlying funds		(177,186)
Net gain (loss)		40,334
Net increase (decrease) in net assets resulting from operations		$ 109,644

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,310	$ 88,773
Net realized gain (loss)	217,520	114,779
Change in net unrealized appreciation (depreciation)	(177,186)	356,267
Net increase (decrease) in net assets resulting from operations	109,644	559,819
Distributions to shareholders from net investment income	(68,691)	(88,233)
Distributions to shareholders from net realized gain	(39,965)	(17,586)
Total distributions	(108,656)	(105,819)
Share transactions - net increase (decrease)	1,779,586	2,251,545
Total increase (decrease) in net assets	1,780,574	2,705,545

Net Assets
Beginning of period	7,287,294	4,581,749
End of period (including undistributed net investment income of $1,919 and $1,300, respectively)	$ 9,067,868	$ 7,287,294

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) E	.461	.751	.939	.760	.811	.748
Net realized and unrealized gain (loss)	.376	4.831	6.075	.441	5.306	4.178
Total from investment operations	.837	5.582	7.014	1.201	6.117	4.926
Distributions from net investment income	(.443)	(.734)	(.913)	(.784)	(.771)	(.752)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.717)	(.912)	(1.094)	(.921)	(.927)	(.896)
Net asset value, end of period	$ 59.91	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73
Total ReturnB, C, D	1.39%	10.18%	14.45%	2.56%	14.05%	12.46%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.54%A	1.29%	1.80%	1.60%	1.70%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 359	$ 181	$ 25	$ 27	$ 31	$ 40
Portfolio turnover rate F	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69
Income from Investment Operations
Net investment income (loss) E	.384	.601	.809	.641	.693	.639
Net realized and unrealized gain (loss)	.383	4.822	6.077	.448	5.287	4.183
Total from investment operations	.767	5.423	6.886	1.089	5.980	4.822
Distributions from net investment income	(.373)	(.585)	(.785)	(.672)	(.654)	(.648)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.647)	(.763)	(.966)	(.809)	(.810)	(.792)
Net asset value, end of period	$ 59.87	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72
Total ReturnB, C, D	1.27%	9.89%	14.18%	2.32%	13.73%	12.19%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.29%A	1.04%	1.55%	1.35%	1.45%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,152	$ 420	$ 295	$ 278	$ 288	$ 265
Portfolio turnover rate F	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71
Income from Investment Operations
Net investment income (loss) E	.236	.310	.553	.404	.454	.424
Net realized and unrealized gain (loss)	.373	4.816	6.061	.445	5.293	4.179
Total from investment operations	.609	5.126	6.614	.849	5.747	4.603
Distributions from net investment income	(.255)	(.348)	(.593)	(.452)	(.451)	(.429)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.529)	(.526)	(.774)	(.589)	(.607)	(.573)
Net asset value, end of period	$ 59.66	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74
Total ReturnB, C, D	1.01%	9.35%	13.60%	1.80%	13.17%	11.61%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%A	.54%	1.06%	.85%	.95%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 447	$ 358	$ 357	$ 174	$ 216	$ 119
Portfolio turnover rate F	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) D	.539	.893	1.073	.880	.939	.854
Net realized and unrealized gain (loss)	.374	4.833	6.070	.445	5.291	4.183
Total from investment operations	.913	5.726	7.143	1.325	6.230	5.037
Distributions from net investment income	(.509)	(.868)	(1.042)	(.908)	(.894)	(.863)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.783)	(1.046)	(1.223)	(1.045)	(1.050)	(1.007)
Net asset value, end of period	$ 59.92	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73
Total ReturnB, C	1.52%	10.46%	14.74%	2.82%	14.32%	12.75%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%A	1.54%	2.05%	1.85%	1.95%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,110	$ 6,327	$ 3,904	$ 2,363	$ 2,433	$ 598
Portfolio turnover rate E	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) D	.533	.869	1.108	.873	.929	.851
Net realized and unrealized gain (loss)	.420	4.877	6.065	.452	5.291	4.186
Total from investment operations	.953	5.746	7.173	1.325	6.220	5.037
Distributions from net investment income	(.509)	(.868)	(1.042)	(.908)	(.894)	(.863)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.783)	(1.046)	(1.223)	(1.045)	(1.050)	(1.007)
Net asset value, end of period	$ 60.00	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73
Total ReturnB, C	1.59%	10.49%	14.80%	2.82%	14.30%	12.75%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%A	1.54%	2.05%	1.85%	1.95%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 1	$ 28	$ 103
Portfolio turnover rate E	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	6.4
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Equity-Income Fund	9.4	9.4
Fidelity Large Cap Stock Fund	7.0	7.0
Fidelity Series 100 Index Fund	6.1	6.2
Fidelity Series Broad Market Opportunities Fund	10.8	10.7
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.8	46.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.7	2.8
	5.5	5.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.5
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.5	16.6
	27.5	27.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.3
Fidelity Short-Term Bond Fund	5.3	5.2
	10.6	10.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.6%

Six months ago
Domestic Equity Funds	46.7%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.5%

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.4%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	23,611	$ 444,126
Fidelity Blue Chip Growth Fund (b)	6,074	412,306
Fidelity Equity-Income Fund (b)	11,067	633,692
Fidelity Large Cap Stock Fund (b)	17,622	475,269
Fidelity Series 100 Index Fund (b)	32,086	412,306
Fidelity Series Broad Market Opportunities Fund (b)	49,035	729,152
Fidelity Series Small Cap Opportunities Fund (b)	4,991	63,640
TOTAL DOMESTIC EQUITY FUNDS		3,170,491
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	16,912	647,232
TOTAL EQUITY FUNDS (Cost $3,383,656)		3,817,723
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund (b)	18,976	184,827
Fidelity Strategic Income Fund (b)	17,209	184,827
TOTAL HIGH YIELD FIXED-INCOME FUNDS		369,654

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund (b)	34,798	$ 373,039
Fidelity Strategic Real Return Fund (b)	40,903	373,039
Fidelity Total Bond Fund (b)	103,049	1,119,117
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,865,195
TOTAL FIXED-INCOME FUNDS (Cost $2,179,649)		2,234,849
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	358,821	358,821
Fidelity Short-Term Bond Fund (b)	41,627	358,821
TOTAL SHORT-TERM FUNDS (Cost $713,761)		717,642
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,277,066)		6,770,214
NET OTHER ASSETS (LIABILITIES) - 0.0%		(195)
NET ASSETS - 100%		$ 6,770,019
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 627,406	$ 196,505	$ 147,723	$ 4,112	$ 647,232
Fidelity Advisor Mid Cap II Fund Institutional Class	420,758	187,072	116,041	-	444,126
Fidelity Blue Chip Growth Fund	395,403	127,791	115,717	518	412,306
Fidelity Capital & Income Fund	181,213	55,854	46,538	3,627	184,827
Fidelity Equity-Income Fund	611,104	208,565	143,988	8,061	633,692
Fidelity Government Income Fund	361,466	101,612	102,416	2,800	373,039
Fidelity Institutional Money Market Portfolio Institutional Class	344,380	102,434	87,993	164	358,821
Fidelity Large Cap Stock Fund	459,909	145,618	117,005	2,652	475,269
Fidelity Series 100 Index Fund	401,816	120,327	113,002	7,757	412,306
Fidelity Series Broad Market Opportunities Fund	696,988	241,044	186,509	2,928	729,152
Fidelity Series Small Cap Opportunities Fund	58,296	25,589	18,931	204	63,640
Fidelity Short-Term Bond Fund	343,829	102,668	88,972	1,596	358,821
Fidelity Strategic Income Fund	182,767	54,992	45,908	3,220	184,827
Fidelity Strategic Real Return Fund	357,572	120,507	87,266	4,290	373,039
Fidelity Total Bond Fund	1,084,131	312,079	295,864	15,747	1,119,117
Total	$ 6,527,038	$ 2,102,657	$ 1,713,873	$ 57,676	$ 6,770,214
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $6,277,066) - See accompanying schedule		$ 6,770,214
Receivable for investments sold		70,604
Total assets		6,840,818

Liabilities
Payable for investments purchased	$ 62,603
Payable for fund shares redeemed	8,000
Distribution and service plan fees payable	196
Total liabilities		70,799

Net Assets		$ 6,770,019
Net Assets consist of:
Paid in capital		$ 6,173,423
Undistributed net investment income		1,569
Accumulated undistributed net realized gain (loss) on investments		101,879
Net unrealized appreciation (depreciation) on investments		493,148
Net Assets		$ 6,770,019

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($164,303 ÷ 2,858.08 shares)		$ 57.49

Maximum offering price per share (100/94.25 of $57.49)		$ 61.00
Class T: Net Asset Value and redemption price per share ($187,713 ÷ 3,265.77 shares)		$ 57.48

Maximum offering price per share (100/96.50 of $57.48)		$ 59.56

Class C: Net Asset Value and offering price per share ($100,190 ÷ 1,749.62 shares)A		$ 57.26

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($6,284,842 ÷ 109,308.83 shares)		$ 57.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,971 ÷ 573.48 shares)		$ 57.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 57,676

Expenses
Distribution and service plan fees	$ 1,244
Independent trustees' compensation	16
Total expenses before reductions	1,260
Expense reductions	(16)	1,244
Net investment income (loss)		56,432
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20,568)
Capital gain distributions from underlying funds	169,801
Total net realized gain (loss)		149,233
Change in net unrealized appreciation (depreciation) on underlying funds		(125,042)
Net gain (loss)		24,191
Net increase (decrease) in net assets resulting from operations		$ 80,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,432	$ 67,889
Net realized gain (loss)	149,233	72,400
Change in net unrealized appreciation (depreciation)	(125,042)	248,398
Net increase (decrease) in net assets resulting from operations	80,623	388,687
Distributions to shareholders from net investment income	(56,014)	(67,101)
Distributions to shareholders from net realized gain	(74,391)	(79,768)
Total distributions	(130,405)	(146,869)
Share transactions - net increase (decrease)	292,972	3,973,364
Total increase (decrease) in net assets	243,190	4,215,182

Net Assets
Beginning of period	6,526,829	2,311,647
End of period (including undistributed net investment income of $1,569 and $1,151, respectively)	$ 6,770,019	$ 6,526,829

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95
Income from Investment Operations
Net investment income (loss) E	.428	.738	.953	.739	.858	.744
Net realized and unrealized gain (loss)	.377	4.763	6.186	.384	5.317	4.191
Total from investment operations	.805	5.501	7.139	1.123	6.175	4.935
Distributions from net investment income	(.416)	(.688)	(.909)	(.769)	(.802)	(.710)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(1.055)	(2.201)	(1.109)	(.903)	(.995)	(.875)
Net asset value, end of period	$ 57.49	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01
Total ReturnB, C, D	1.39%	10.39%	14.95%	2.44%	14.43%	12.72%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%A	1.31%	1.85%	1.59%	1.82%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164	$ 178	$ 121	$ 76	$ 34	$ 32
Portfolio turnover rate F	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96
Income from Investment Operations
Net investment income (loss) E	.356	.599	.820	.624	.736	.636
Net realized and unrealized gain (loss)	.369	4.761	6.201	.367	5.326	4.191
Total from investment operations	.725	5.360	7.021	.991	6.062	4.827
Distributions from net investment income	(.346)	(.547)	(.781)	(.647)	(.689)	(.612)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(.985)	(2.060)	(.981)	(.781)	(.882)	(.777)
Net asset value, end of period	$ 57.48	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01
Total ReturnB, C, D	1.25%	10.11%	14.69%	2.15%	14.15%	12.43%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.23%A	1.07%	1.59%	1.34%	1.57%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 190	$ 135	$ 105	$ 127	$ 37
Portfolio turnover rate F	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95
Income from Investment Operations
Net investment income (loss) E	.211	.315	.561	.390	.505	.424
Net realized and unrealized gain (loss)	.360	4.755	6.186	.379	5.319	4.192
Total from investment operations	.571	5.070	6.747	.769	5.824	4.616
Distributions from net investment income	(.232)	(.327)	(.587)	(.435)	(.441)	(.421)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(.871)	(1.840)	(.787)	(.569)	(.634)	(.586)
Net asset value, end of period	$ 57.26	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98
Total ReturnB, C, D	.98%	9.57%	14.10%	1.67%	13.59%	11.87%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%A	.56%	1.09%	.84%	1.08%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100	$ 110	$ 84	$ 74	$ 72	$ 91
Portfolio turnover rate F	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Income from Investment Operations
Net investment income (loss) D	.500	.881	1.076	.857	.969	.849
Net realized and unrealized gain (loss)	.377	4.759	6.200	.377	5.332	4.187
Total from investment operations	.877	5.640	7.276	1.234	6.301	5.036
Distributions from net investment income	(.488)	(.827)	(1.036)	(.880)	(.918)	(.831)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(1.127)	(2.340)	(1.236)	(1.014)	(1.111)	(.996)
Net asset value, end of period	$ 57.50	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Total ReturnB, C	1.51%	10.66%	15.26%	2.68%	14.74%	12.99%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.56%	2.10%	1.84%	2.07%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,285	$ 6,017	$ 1,942	$ 1,811	$ 1,345	$ 2,051
Portfolio turnover rate E	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Income from Investment Operations
Net investment income (loss) D	.501	.879	1.078	.857	.973	.848
Net realized and unrealized gain (loss)	.366	4.761	6.198	.377	5.328	4.188
Total from investment operations	.867	5.640	7.276	1.234	6.301	5.036
Distributions from net investment income	(.488)	(.827)	(1.036)	(.880)	(.918)	(.831)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(1.127)	(2.340)	(1.236)	(1.014)	(1.111)	(.996)
Net asset value, end of period	$ 57.49	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Total ReturnB, C	1.49%	10.66%	15.26%	2.68%	14.74%	12.99%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.56%	2.10%	1.84%	2.07%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 32	$ 29	$ 25	$ 29	$ 38
Portfolio turnover rate E	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	6.6
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Equity-Income Fund	9.5	9.6
Fidelity Large Cap Stock Fund	7.2	7.2
Fidelity Series 100 Index Fund	6.2	6.3
Fidelity Series Broad Market Opportunities Fund	11.0	10.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	47.7	47.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.5	10.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.9	2.9
	5.7	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.4
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.0	16.2
	26.7	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.7	4.5
Fidelity Short-Term Bond Fund	4.7	4.5
	9.4	9.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	9.0%

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	34,138	$ 642,129
Fidelity Blue Chip Growth Fund (b)	8,794	596,949
Fidelity Equity-Income Fund (b)	16,032	918,014
Fidelity Large Cap Stock Fund (b)	25,520	688,270
Fidelity Series 100 Index Fund (b)	46,455	596,949
Fidelity Series Broad Market Opportunities Fund (b)	70,980	1,055,476
Fidelity Series Small Cap Opportunities Fund (b)	7,162	91,321
TOTAL DOMESTIC EQUITY FUNDS		4,589,108
International Equity Funds - 10.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	26,248	1,004,528
TOTAL EQUITY FUNDS (Cost $5,103,656)		5,593,636
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (b)	28,226	274,924
Fidelity Strategic Income Fund (b)	25,598	274,924
TOTAL HIGH YIELD FIXED-INCOME FUNDS		549,848

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund (b)	47,884	$ 513,319
Fidelity Strategic Real Return Fund (b)	56,285	513,319
Fidelity Total Bond Fund (b)	141,712	1,538,995
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,565,633
TOTAL FIXED-INCOME FUNDS (Cost $3,100,458)		3,115,481
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	451,797	451,797
Fidelity Short-Term Bond Fund (b)	52,413	451,797
TOTAL SHORT-TERM FUNDS (Cost $901,496)		903,594
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,105,610)		9,612,711
NET OTHER ASSETS (LIABILITIES) - 0.0%		177
NET ASSETS - 100%		$ 9,612,888
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 911,830	$ 255,688	$ 120,368	$ 6,882	$ 1,004,528
Fidelity Advisor Mid Cap II Fund Institutional Class	570,769	234,798	93,067	-	642,129
Fidelity Blue Chip Growth Fund	536,330	148,576	97,451	715	596,949
Fidelity Capital & Income Fund	252,865	65,633	34,614	5,335	274,924
Fidelity Equity-Income Fund	827,975	255,294	103,611	11,947	918,014
Fidelity Government Income Fund	468,618	111,326	83,584	3,805	513,319
Fidelity Institutional Money Market Portfolio Institutional Class	390,387	112,195	50,785	202	451,797
Fidelity Large Cap Stock Fund	623,774	171,197	86,452	4,138	688,270
Fidelity Series 100 Index Fund	544,835	136,269	88,364	11,779	596,949
Fidelity Series Broad Market Opportunities Fund	944,688	291,750	147,167	4,389	1,055,476
Fidelity Series Small Cap Opportunities Fund	79,140	30,118	16,646	295	91,321
Fidelity Short-Term Bond Fund	389,755	113,419	52,901	1,957	451,797
Fidelity Strategic Income Fund	255,004	66,349	35,927	4,741	274,924
Fidelity Strategic Real Return Fund	463,668	132,404	58,767	6,011	513,319
Fidelity Total Bond Fund	1,404,609	337,942	229,193	21,469	1,538,995
Total	$ 8,664,247	$ 2,462,958	$ 1,298,897	$ 83,665	$ 9,612,711
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $9,105,610) - See accompanying schedule		$ 9,612,711
Receivable for investments sold		92,741
Receivable for fund shares sold		695
Total assets		9,706,147

Liabilities
Payable for investments purchased	$ 92,753
Distribution and service plan fees payable	506
Total liabilities		93,259

Net Assets		$ 9,612,888
Net Assets consist of:
Paid in capital		$ 8,950,282
Undistributed net investment income		2,078
Accumulated undistributed net realized gain (loss) on investments		153,427
Net unrealized appreciation (depreciation) on investments		507,101
Net Assets		$ 9,612,888

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($109,036 ÷ 1,857.60 shares)		$ 58.70

Maximum offering price per share (100/94.25 of $58.70)		$ 62.28
Class T: Net Asset Value and redemption price per share ($551,060 ÷ 9,377.91 shares)		$ 58.76

Maximum offering price per share (100/96.50 of $58.76)		$ 60.89

Class C: Net Asset Value and offering price per share ($315,754 ÷ 5,407.44 shares)A		$ 58.39

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($8,619,580 ÷ 146,945.68 shares)		$ 58.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,458 ÷ 297.62 shares)		$ 58.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 83,665

Expenses
Distribution and service plan fees	$ 2,913
Independent trustees' compensation	22
Total expenses before reductions	2,935
Expense reductions	(22)	2,913
Net investment income (loss)		80,752
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,826)
Capital gain distributions from underlying funds	251,370
Total net realized gain (loss)		235,544
Change in net unrealized appreciation (depreciation) on underlying funds		(199,773)
Net gain (loss)		35,771
Net increase (decrease) in net assets resulting from operations		$ 116,523

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,752	$ 93,040
Net realized gain (loss)	235,544	120,893
Change in net unrealized appreciation (depreciation)	(199,773)	370,134
Net increase (decrease) in net assets resulting from operations	116,523	584,067
Distributions to shareholders from net investment income	(80,217)	(92,218)
Distributions to shareholders from net realized gain	(116,405)	(72,509)
Total distributions	(196,622)	(164,727)
Share transactions - net increase (decrease)	1,029,130	4,143,369
Total increase (decrease) in net assets	949,031	4,562,709

Net Assets
Beginning of period	8,663,857	4,101,148
End of period (including undistributed net investment income of $2,078 and $1,543, respectively)	$ 9,612,888	$ 8,663,857

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) E	.455	.742	.927	.762	.789	.722
Net realized and unrealized gain (loss)	.345	5.022	6.538	.331	5.608	4.298
Total from investment operations	.800	5.764	7.465	1.093	6.397	5.020
Distributions from net investment income	(.439)	(.712)	(.933)	(.771)	(.805)	(.710)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.180)	(1.594)	(1.185)	(.903)	(.997)	(.810)
Net asset value, end of period	$ 58.70	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04
Total ReturnB, C, D	1.34%	10.68%	15.58%	2.36%	14.94%	12.97%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.24% H	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.24% H	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.24% H	.25%	.25%	.25%
Net investment income (loss)	1.54%A	1.28%	1.79%	1.64%	1.67%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 109	$ 10	$ 7	$ 96	$ 34
Portfolio turnover rate F	28% A	34%	30%	63%	75%	129%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) E	.381	.605	.781	.649	.672	.616
Net realized and unrealized gain (loss)	.340	5.021	6.563	.312	5.604	4.301
Total from investment operations	.721	5.626	7.344	.961	6.276	4.917
Distributions from net investment income	(.370)	(.594)	(.702)	(.649)	(.704)	(.607)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.111)	(1.476)	(.954)	(.781)	(.896)	(.707)
Net asset value, end of period	$ 58.76	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05
Total ReturnB, C, D	1.21%	10.40%	15.30%	2.08%	14.64%	12.69%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.49% H	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.49% H	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.49% H	.50%	.50%	.50%	.50%
Net investment income (loss)	1.29%A	1.04%	1.53%	1.39%	1.42%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 551	$ 451	$ 10	$ 51	$ 131	$ 111
Portfolio turnover rate F	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) E	.231	.304	.532	.415	.435	.402
Net realized and unrealized gain (loss)	.343	5.003	6.524	.310	5.609	4.305
Total from investment operations	.574	5.307	7.056	.725	6.044	4.707
Distributions from net investment income	(.263)	(.355)	(.604)	(.463)	(.482)	(.397)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.004)	(1.237)	(.856)	(.595)	(.674)	(.497)
Net asset value, end of period	$ 58.39	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05
Total ReturnB, C, D	.96%	9.84%	14.71%	1.57%	14.08%	12.13%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%A	.53%	1.03%	.89%	.93%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 316	$ 205	$ 154	$ 107	$ 79	$ 99
Portfolio turnover rate F	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) D	.529	.880	1.051	.885	.910	.833
Net realized and unrealized gain (loss)	.344	5.027	6.531	.317	5.602	4.297
Total from investment operations	.873	5.907	7.582	1.202	6.512	5.130
Distributions from net investment income	(.512)	(.855)	(1.050)	(.900)	(.940)	(.820)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.253)	(1.737)	(1.302)	(1.032)	(1.132)	(.920)
Net asset value, end of period	$ 58.66	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04
Total ReturnB, C	1.47%	10.97%	15.86%	2.60%	15.21%	13.26%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%A	1.53%	2.03%	1.89%	1.93%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,620	$ 7,882	$ 3,925	$ 2,462	$ 1,797	$ 1,262
Portfolio turnover rate E	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) D	.528	.887	1.040	.865	.906	.828
Net realized and unrealized gain (loss)	.345	5.010	6.552	.327	5.616	4.302
Total from investment operations	.873	5.897	7.592	1.192	6.522	5.130
Distributions from net investment income	(.512)	(.855)	(1.050)	(.900)	(.940)	(.820)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.253)	(1.737)	(1.302)	(1.032)	(1.132)	(.920)
Net asset value, end of period	$ 58.66	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04
Total ReturnB, C	1.47%	10.95%	15.88%	2.58%	15.24%	13.26%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%A	1.53%	2.03%	1.89%	1.93%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 17	$ 2	$ 2	$ 48	$ 62
Portfolio turnover rate E	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	6.8
Fidelity Blue Chip Growth Fund	6.4	6.3
Fidelity Equity-Income Fund	9.8	9.8
Fidelity Large Cap Stock Fund	7.3	7.4
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series Broad Market Opportunities Fund	11.2	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	0.9
	48.9	48.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.5	11.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.0	3.1
	6.1	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.4
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.8	16.0
	26.3	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.6	3.3
Fidelity Short-Term Bond Fund	3.6	3.3
	7.2	6.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.9%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.2%

Six months ago
Domestic Equity Funds	48.9%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	6.6%

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.4%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	139,521	$ 2,624,396
Fidelity Blue Chip Growth Fund (b)	35,897	2,436,666
Fidelity Equity-Income Fund (b)	65,437	3,746,948
Fidelity Large Cap Stock Fund (b)	104,269	2,812,127
Fidelity Series 100 Index Fund (b)	189,624	2,436,666
Fidelity Series Broad Market Opportunities Fund (b)	289,855	4,310,139
Fidelity Series Small Cap Opportunities Fund (b)	29,448	375,461
TOTAL DOMESTIC EQUITY FUNDS		18,742,403
International Equity Funds - 11.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	114,527	4,382,933
TOTAL EQUITY FUNDS (Cost $21,031,256)		23,125,336
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund (b)	119,185	1,160,864
Fidelity Strategic Income Fund (b)	108,088	1,160,864
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,321,728

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund (b)	188,345	$ 2,019,061
Fidelity Strategic Real Return Fund (b)	221,388	2,019,061
Fidelity Total Bond Fund (b)	556,693	6,045,689
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		10,083,811
TOTAL FIXED-INCOME FUNDS (Cost $12,250,828)		12,405,539
Short-Term Funds - 7.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	1,390,738	1,390,738
Fidelity Short-Term Bond Fund (b)	161,339	1,390,738
TOTAL SHORT-TERM FUNDS (Cost $2,774,239)		2,781,476
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $36,056,323)		38,312,351
NET OTHER ASSETS (LIABILITIES) - 0.0%		(671)
NET ASSETS - 100%		$ 38,311,680
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 3,905,472	$ 1,284,155	$ 631,630	$ 28,733	$ 4,382,933
Fidelity Advisor Mid Cap II Fund Institutional Class	2,287,329	1,059,460	443,305	-	2,624,396
Fidelity Blue Chip Growth Fund	2,149,768	712,550	469,438	2,840	2,436,666
Fidelity Capital & Income Fund	1,045,928	328,824	178,768	22,163	1,160,864
Fidelity Equity-Income Fund	3,320,092	1,204,815	533,562	47,565	3,746,948
Fidelity Government Income Fund	1,813,971	533,689	394,926	14,791	2,019,061
Fidelity Institutional Money Market Portfolio Institutional Class	1,118,632	440,201	168,094	596	1,390,738
Fidelity Large Cap Stock Fund	2,502,226	830,270	443,101	16,174	2,812,127
Fidelity Series 100 Index Fund	2,183,876	672,825	438,713	47,477	2,436,666
Fidelity Series Broad Market Opportunities Fund	3,788,904	1,364,773	712,391	17,656	4,310,139
Fidelity Series Small Cap Opportunities Fund	318,990	140,982	79,878	1,179	375,461
Fidelity Short-Term Bond Fund	1,116,794	441,027	171,836	5,797	1,390,738
Fidelity Strategic Income Fund	1,054,767	329,791	180,791	19,694	1,160,864
Fidelity Strategic Real Return Fund	1,794,805	610,221	293,439	22,977	2,019,061
Fidelity Total Bond Fund	5,433,737	1,650,195	1,139,417	83,482	6,045,689
Total	$ 33,835,291	$ 11,603,778	$ 6,279,289	$ 331,124	$ 38,312,351
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $36,056,323) - See accompanying schedule		$ 38,312,351
Receivable for investments sold		407,624
Receivable for fund shares sold		25,000
Total assets		38,744,975

Liabilities
Payable for investments purchased	$ 380,232
Payable for fund shares redeemed	52,418
Distribution and service plan fees payable	645
Total liabilities		433,295

Net Assets		$ 38,311,680
Net Assets consist of:
Paid in capital		$ 35,385,267
Undistributed net investment income		8,845
Accumulated undistributed net realized gain (loss) on investments		661,540
Net unrealized appreciation (depreciation) on investments		2,256,028
Net Assets		$ 38,311,680

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,988 ÷ 8,824.95 shares)		$ 58.70

Maximum offering price per share (100/94.25 of $58.70)		$ 62.28
Class T: Net Asset Value and redemption price per share ($528,676 ÷ 9,005.28 shares)		$ 58.71

Maximum offering price per share (100/96.50 of $58.71)		$ 60.84

Class C: Net Asset Value and offering price per share ($371,957 ÷ 6,358.98 shares)A		$ 58.49

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($36,753,324 ÷ 625,953.53 shares)		$ 58.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($139,735 ÷ 2,380.02 shares)		$ 58.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 331,124

Expenses
Distribution and service plan fees	$ 3,812
Independent trustees' compensation	85
Total expenses before reductions	3,897
Expense reductions	(85)	3,812
Net investment income (loss)		327,312
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(51,916)
Capital gain distributions from underlying funds	1,006,472
Total net realized gain (loss)		954,556
Change in net unrealized appreciation (depreciation) on underlying funds		(795,516)
Net gain (loss)		159,040
Net increase (decrease) in net assets resulting from operations		$ 486,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 327,312	$ 365,345
Net realized gain (loss)	954,556	441,550
Change in net unrealized appreciation (depreciation)	(795,516)	1,427,819
Net increase (decrease) in net assets resulting from operations	486,352	2,234,714
Distributions to shareholders from net investment income	(324,249)	(361,966)
Distributions to shareholders from net realized gain	(501,646)	(405,210)
Total distributions	(825,895)	(767,176)
Share transactions - net increase (decrease)	4,816,544	18,154,401
Total increase (decrease) in net assets	4,477,001	19,621,939

Net Assets
Beginning of period	33,834,679	14,212,740
End of period (including undistributed net investment income of $8,845 and $5,782, respectively)	$ 38,311,680	$ 33,834,679

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) E	.460	.755	.977	.782	.757	.747
Net realized and unrealized gain (loss)	.336	5.194	6.833	.281	5.719	4.285
Total from investment operations	.796	5.949	7.810	1.063	6.476	5.032
Distributions from net investment income	(.443)	(.747)	(.973)	(.791)	(.801)	(.717)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.256)	(2.109)	(1.150)	(.923)	(.996)	(.822)
Net asset value, end of period	$ 58.70	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04
Total ReturnB, C, D	1.33%	11.01%	16.28%	2.30%	15.12%	13.00%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.55%A	1.30%	1.86%	1.66%	1.61%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 518	$ 565	$ 70	$ 20	$ 23	$ 29
Portfolio turnover rate F	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) E	.385	.605	.836	.660	.637	.642
Net realized and unrealized gain (loss)	.329	5.216	6.839	.287	5.727	4.281
Total from investment operations	.714	5.821	7.675	.947	6.364	4.923
Distributions from net investment income	(.371)	(.609)	(.838)	(.675)	(.679)	(.608)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.184)	(1.971)	(1.015)	(.807)	(.874)	(.713)
Net asset value, end of period	$ 58.71	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04
Total ReturnB, C, D	1.19%	10.77%	15.98%	2.05%	14.85%	12.71%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.30%A	1.05%	1.61%	1.42%	1.35%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 529	$ 482	$ 153	$ 132	$ 29	$ 37
Portfolio turnover rate F	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) E	.236	.317	.582	.427	.402	.430
Net realized and unrealized gain (loss)	.328	5.194	6.821	.290	5.719	4.275
Total from investment operations	.564	5.511	7.403	.717	6.121	4.705
Distributions from net investment income	(.261)	(.359)	(.656)	(.465)	(.456)	(.390)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.074)	(1.721)	(.833)	(.597)	(.651)	(.495)
Net asset value, end of period	$ 58.49	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05
Total ReturnB, C, D	.94%	10.19%	15.40%	1.55%	14.26%	12.12%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	.99% H	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	.99% H	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	.99% H	1.00%	1.00%	1.00%
Net investment income (loss)	.80%A	.55%	1.12%	.91%	.85%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 372	$ 366	$ 97	$ 24	$ 28	$ 37
Portfolio turnover rate F	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83
Income from Investment Operations
Net investment income (loss) D	.533	.896	1.099	.897	.880	.857
Net realized and unrealized gain (loss)	.338	5.202	6.837	.284	5.719	4.279
Total from investment operations	.871	6.098	7.936	1.181	6.599	5.136
Distributions from net investment income	(.518)	(.876)	(1.089)	(.909)	(.924)	(.831)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.331)	(2.238)	(1.266)	(1.041)	(1.119)	(.936)
Net asset value, end of period	$ 58.72	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03
Total ReturnB, C	1.46%	11.30%	16.57%	2.56%	15.42%	13.27%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.80%A	1.55%	2.11%	1.91%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,753	$ 32,313	$ 13,862	$ 7,139	$ 5,524	$ 3,395
Portfolio turnover rate E	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83
Income from Investment Operations
Net investment income (loss) D	.533	.897	1.095	.896	.874	.855
Net realized and unrealized gain (loss)	.328	5.211	6.841	.275	5.725	4.281
Total from investment operations	.861	6.108	7.936	1.171	6.599	5.136
Distributions from net investment income	(.518)	(.876)	(1.089)	(.909)	(.924)	(.831)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.331)	(2.238)	(1.266)	(1.041)	(1.119)	(.936)
Net asset value, end of period	$ 58.71	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03
Total ReturnB, C	1.44%	11.32%	16.57%	2.54%	15.42%	13.27%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.80%A	1.55%	2.11%	1.91%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140	$ 109	$ 30	$ 26	$ 29	$ 38
Portfolio turnover rate E	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund offer Class A, Class T, Class C, Income Replacement and Institutional Class shares. Fidelity Income Replacement 2016 Fund and Fidelity Income Replacement 2018 Fund offer Income Replacement shares. Fidelity Income Replacement 2016 Fund's (effective after the close of business on January 31, 2012) and Fidelity Income Replacement 2018 Fund's (effective after the close of business on May 30, 2014) Class A, Class T, Class C and Institutional Class shares are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 4,325,286	$ 177,719	$ -	$ 177,719
Fidelity Income Replacement 2018 Fund	6,052,411	287,319	(22,304)	265,015
Fidelity Income Replacement 2020 Fund	8,485,515	706,015	(38,069)	667,946
Fidelity Income Replacement 2022 Fund	13,558,565	561,324	(125,205)	436,119
Fidelity Income Replacement 2024 Fund	7,893,434	406,346	(73,494)	332,852
Fidelity Income Replacement 2026 Fund	6,036,852	292,365	(61,980)	230,385
Fidelity Income Replacement 2028 Fund	24,644,952	1,209,345	(379,971)	829,374
Fidelity Income Replacement 2030 Fund	15,695,301	1,051,796	(159,117)	892,679
Fidelity Income Replacement 2032 Fund	7,685,991	714,137	(59,841)	654,296
Fidelity Income Replacement 2034 Fund	8,802,246	758,262	(106,481)	651,781
Fidelity Income Replacement 2036 Fund	8,600,251	585,497	(116,955)	468,542
Fidelity Income Replacement 2038 Fund	6,305,642	547,067	(82,495)	464,572
Fidelity Income Replacement 2040 Fund	9,140,465	605,033	(132,787)	472,246
Fidelity Income Replacement 2042 Fund	36,158,264	2,688,448	(534,361)	2,154,087

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$ (293,304)	$ (37,212)	$ (330,516)
Fidelity Income Replacement 2022 Fund	(333,958)	(74,118)	(408,076)
Fidelity Income Replacement 2026 Fund	(105,055)	-	(105,055)
Fidelity Income Replacement 2028 Fund	-	(178,957)	(178,957)
Fidelity Income Replacement 2032 Fund	(36,427)	-	(36,427)
Fidelity Income Replacement 2036 Fund	(5,577)	(2,877)	(8,454)
Fidelity Income Replacement 2040 Fund	-	(5,605)	(5,605)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2032 Fund and Fidelity Income Replacement 2040 Fund will be limited to approximately $28,019, $38,679 and $27,942 per year, respectively.

Due to large redemptions during November 2013, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2022 Fund will be limited to approximately $216,299 per year.

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	849,997	1,341,250
Fidelity Income Replacement 2018 Fund	2,524,070	3,400,643
Fidelity Income Replacement 2020 Fund	2,387,041	1,805,528
Fidelity Income Replacement 2022 Fund	5,756,760	2,259,759
Fidelity Income Replacement 2024 Fund	2,562,797	1,654,505
Fidelity Income Replacement 2026 Fund	2,895,919	856,971
Fidelity Income Replacement 2028 Fund	5,802,053	2,861,868
Fidelity Income Replacement 2030 Fund	2,958,585	1,969,824
Fidelity Income Replacement 2032 Fund	2,040,159	1,610,992
Fidelity Income Replacement 2034 Fund	1,995,212	1,164,572
Fidelity Income Replacement 2036 Fund	2,792,129	831,745
Fidelity Income Replacement 2038 Fund	2,102,657	1,713,873
Fidelity Income Replacement 2040 Fund	2,462,958	1,298,897
Fidelity Income Replacement 2042 Fund	11,603,778	6,279,289

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 193	$ -
Class T	.25%	.25%	292	-
Class C	.75%	.25%	2,103	-
			$ 2,588	$ -
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,015	$ -
Class T	.25%	.25%	1,056	-
Class C	.75%	.25%	3,480	1,318
			$ 5,551	$ 1,318
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,124	$ 179
Class T	.25%	.25%	420	-
Class C	.75%	.25%	2,863	654
			$ 4,407	$ 833

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2022 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 535	$ -
Class T	.25%	.25%	179	-
Class C	.75%	.25%	1,669	1,483
			$ 2,383	$ 1,483
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 332	$ 5
Class T	.25%	.25%	474	132
Class C	.75%	.25%	788	43
			$ 1,594	$ 180
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 806	$ -
Class T	.25%	.25%	234	16
Class C	.75%	.25%	192	192
			$ 1,232	$ 208
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 870	$ 15
Class T	.25%	.25%	850	-
Class C	.75%	.25%	421	231
			$ 2,141	$ 246
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 343	$ -
Class T	.25%	.25%	44	20
Class C	.75%	.25%	1,773	173
			$ 2,160	$ 193
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 363	$ 7
Class T	.25%	.25%	92	74
Class C	.75%	.25%	615	352
			$ 1,070	$ 433
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 318	$ 25
Class T	.25%	.25%	244	72
Class C	.75%	.25%	553	388
			$ 1,115	$ 485
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 328	$ 28
Class T	.25%	.25%	1,724	-
Class C	.75%	.25%	2,153	370
			$ 4,205	$ 398
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 209	$ 1
Class T	.25%	.25%	474	12
Class C	.75%	.25%	561	28
			$ 1,244	$ 41
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 137	$ 10
Class T	.25%	.25%	1,368	2
Class C	.75%	.25%	1,408	333
			$ 2,913	$ 345
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 683	$ 96
Class T	.25%	.25%	1,252	70
Class C	.75%	.25%	1,877	1,420
			$ 3,812	$ 1,586

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2018 Fund	Retained by FDC
Class T	$ 28
Class C*	322
$ 350
Fidelity Income Replacement 2020 Fund
Class A	$ 531
Class T	112
$ 643
Fidelity Income Replacement 2022 Fund
Class A	$ 56
Class T	330
$ 386
Fidelity Income Replacement 2024 Fund
Class C*	$ 47
Fidelity Income Replacement 2026 Fund
Class A	$ 645
Class T	1
$ 646
Fidelity Income Replacement 2028 Fund
Class A	$ 44
Class T	53
$ 97
Fidelity Income Replacement 2030 Fund
Class A	$ 111
Fidelity Income Replacement 2032 Fund
Class A	$ 375
Fidelity Income Replacement 2034 Fund
Class A	$ 494

Fidelity Income Replacement 2036 Fund
Class A	$ 189
Class C*	3
$ 192
Fidelity Income Replacement 2038 Fund
Class A	$ 56
Class C*	500
$ 556
Fidelity Income Replacement 2040 Fund
Class C*	$ 1
Fidelity Income Replacement 2042 Fund
Class A	$ 3
Class T	194
Class C*	203
$ 400

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 12
Fidelity Income Replacement 2018 Fund	17
Fidelity Income Replacement 2020 Fund	21
Fidelity Income Replacement 2022 Fund	26
Fidelity Income Replacement 2024 Fund	18
Fidelity Income Replacement 2026 Fund	11
Fidelity Income Replacement 2028 Fund	56
Fidelity Income Replacement 2030 Fund	38
Fidelity Income Replacement 2032 Fund	20
Fidelity Income Replacement 2034 Fund	22
Fidelity Income Replacement 2036 Fund	19
Fidelity Income Replacement 2038 Fund	16
Fidelity Income Replacement 2040 Fund	22
Fidelity Income Replacement 2042 Fund	85

* Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 222	$ 1,345
Class T	67	402
Class C	-	403
Income Replacement 2016	11,141	39,487
Institutional Class	55	198
Total	$ 11,485	$ 41,835
From net realized gain
Class A	$ 4,805	$ 158
Class T	3,444	101
Class C	12,555	411
Income Replacement 2016	119,314	3,986
Institutional Class	590	19
Total	$ 140,708	$ 4,675
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 3,477	$ 9,032
Class T	1,342	3,943
Class C	960	1,972
Income Replacement 2018	25,228	56,430
Institutional Class	1,982	6,175
Total	$ 32,989	$ 77,552
From net realized gain
Class A	$ 759	$ 1,216
Class T	434	709
Class C	697	655
Income Replacement 2018	4,671	6,313
Institutional Class	343	702
Total	$ 6,904	$ 9,595

6. Distributions to Shareholders - continued

	Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 6,045	$ 9,552
Class T	1,027	909
Class C	1,811	2,089
Income Replacement 2020	54,176	86,108
Institutional Class	1,029	991
Total	$ 64,088	$ 99,649
From net realized gain
Class A	$ 10,235	$ 5,948
Class T	1,572	736
Class C	6,486	2,820
Income Replacement 2020	82,630	40,555
Institutional Class	1,405	569
Total	$ 102,328	$ 50,628
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 2,661	$ 4,868
Class T	396	68
Class C	893	834
Income Replacement 2022	86,492	108,906
Institutional Class	606	400
Total	$ 91,048	$ 115,076
From net realized gain
Class A	$ 1,029	$ 934
Class T	192	2
Class C	794	122
Income Replacement 2022	25,078	14,203
Institutional Class	204	9
Total	$ 27,297	$ 15,270
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 1,892	$ 4,411
Class T	1,075	1,845
Class C	572	661
Income Replacement 2024	60,383	70,240
Institutional Class	298	419
Total	$ 64,220	$ 77,576
From net realized gain
Class A	$ 3,012	$ 2,848
Class T	2,060	1,149
Class C	1,696	691
Income Replacement 2024	81,204	23,642
Institutional Class	397	169
Total	$ 88,369	$ 28,499

6. Distributions to Shareholders - continued

	Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 4,471	$ 4,432
Class T	454	908
Class C	172	178
Income Replacement 2026	36,667	45,416
Institutional Class	237	428
Total	$ 42,001	$ 51,362
From net realized gain
Class A	$ 1,695	$ 658
Class T	170	292
Class C	88	79
Income Replacement 2026	10,993	7,228
Institutional Class	74	71
Total	$ 13,020	$ 8,328
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 5,066	$ 2,236
Class T	2,044	3,326
Class C	496	114
Income Replacement 2028	202,566	173,291
Institutional Class	970	1,314
Total	$ 211,142	$ 180,281
From net realized gain
Class A	$ 1,714	$ 233
Class T	832	942
Class C	337	46
Income Replacement 2028	59,032	23,651
Institutional Class	308	246
Total	$ 62,223	$ 25,118
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 2,038	$ 2,621
Class T	107	156
Class C	1,449	1,770
Income Replacement 2030	131,428	168,554
Institutional Class	283	1,213
Total	$ 135,305	$ 174,314
From net realized gain
Class A	$ 3,325	$ 547
Class T	211	44
Class C	4,264	831
Income Replacement 2030	183,072	27,620
Institutional Class	365	232
Total	$ 191,237	$ 29,274
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,318	$ 5,304
Class T	239	352
Class C	558	527
Income Replacement 2032	69,524	96,700
Institutional Class	503	305
Total	$ 73,142	$ 103,188

6. Distributions to Shareholders - continued

	Six months ended January 31, 2015	Year ended July 31, 2014
From net realized gain
Class A	$ 1,964	$ 3,737
Class T	254	380
Class C	848	928
Income Replacement 2032	53,473	69,805
Institutional Class	385	254
Total	$ 56,924	$ 75,104
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 2,082	$ 1,278
Class T	590	909
Class C	560	325
Income Replacement 2034	74,914	88,166
Institutional Class	1,864	2,862
Total	$ 80,010	$ 93,540
From net realized gain
Class A	$ 3,372	$ 746
Class T	1,304	566
Class C	1,712	342
Income Replacement 2034	116,945	31,749
Institutional Class	2,932	1,271
Total	$ 126,265	$ 34,674
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 2,327	$ 1,749
Class T	5,992	3,664
Class C	1,907	2,175
Income Replacement 2036	58,458	80,634
Institutional Class	7	11
Total	$ 68,691	$ 88,233
From net realized gain
Class A	$ 1,517	$ 404
Class T	5,271	1,137
Class C	2,058	1,121
Income Replacement 2036	31,115	14,922
Institutional Class	4	2
Total	$ 39,965	$ 17,586
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,180	$ 1,737
Class T	1,134	1,436
Class C	411	621
Income Replacement 2038	53,011	62,847
Institutional Class	278	460
Total	$ 56,014	$ 67,101
From net realized gain
Class A	$ 1,910	$ 3,479
Class T	2,089	3,745
Class C	1,223	2,806
Income Replacement 2038	68,808	68,917
Institutional Class	361	821
Total	$ 74,391	$ 79,768

6. Distributions to Shareholders - continued

Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 811	$ 562
Class T	3,485	1,539
Class C	1,352	1,072
Income Replacement 2040	74,417	88,922
Institutional Class	152	123
Total	$ 80,217	$ 92,218
From net realized gain
Class A	$ 1,365	$ 137
Class T	6,949	176
Class C	3,481	2,496
Income Replacement 2040	104,392	69,663
Institutional Class	218	37
Total	$ 116,405	$ 72,509
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 4,086	$ 5,189
Class T	3,251	4,574
Class C	1,657	1,098
Income Replacement 2042	314,069	349,803
Institutional Class	1,186	1,302
Total	$ 324,249	$ 361,966
From net realized gain
Class A	$ 7,309	$ 3,666
Class T	6,885	8,953
Class C	5,237	4,811
Income Replacement 2042	480,538	386,619
Institutional Class	1,677	1,161
Total	$ 501,646	$ 405,210

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	96	21	4,941	1,081
Shares redeemed	(1,147)	(2,910)	(59,104)	(151,155)
Net increase (decrease)	(1,051)	(2,889)	$ (54,163)	$ (150,074)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	65	7	3,319	397
Shares redeemed	(151)	(341)	(7,786)	(17,795)
Net increase (decrease)	(86)	(334)	$ (4,467)	$ (17,398)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	227	10	11,629	505
Shares redeemed	(1,012)	(2,717)	(52,030)	(141,170)
Net increase (decrease)	(785)	(2,707)	$ (40,401)	$ (140,665)

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2016
Shares sold	5,568	14,565	$ 287,286	$ 757,343
Reinvestment of distributions	2,416	395	124,354	20,606
Shares redeemed	(13,117)	(36,638)	(678,593)	(1,908,597)
Net increase (decrease)	(5,133)	(21,678)	$ (266,953)	$ (1,130,648)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	4	645	217
Shares redeemed	(30)	(188)	(1,515)	(9,765)
Net increase (decrease)	(17)	(184)	$ (870)	$ (9,548)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	-	3,094	$ -	$ 165,629
Reinvestment of distributions	55	112	2,974	6,019
Shares redeemed	(3,227)	(2,034)	(177,034)	(109,403)
Net increase (decrease)	(3,172)	1,172	$ (174,060)	$ 62,245
Class T
Shares sold	-	7,617	$ -	$ 402,023
Reinvestment of distributions	29	75	1,577	4,029
Shares redeemed	(831)	(1,459)	(45,473)	(78,424)
Net increase (decrease)	(802)	6,233	$ (43,896)	$ 327,628
Class C
Shares sold	-	7,214	$ -	$ 388,519
Reinvestment of distributions	29	44	1,598	2,439
Shares redeemed	(2,688)	(2,277)	(146,924)	(121,070)
Net increase (decrease)	(2,659)	4,981	$ (145,326)	$ 269,888
Income Replacement 2018
Shares sold	8,453	48,757	$ 463,471	$ 2,615,823
Reinvestment of distributions	229	403	12,559	21,671
Shares redeemed	(16,861)	(37,375)	(923,061)	(2,001,673)
Net increase (decrease)	(8,179)	11,785	$ (447,031)	$ 635,821
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	42	127	2,325	6,796
Shares redeemed	(2,194)	(1,505)	(119,814)	(80,836)
Net increase (decrease)	(2,152)	(1,378)	$ (117,489)	$ (74,040)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	4,257	8,274	$ 238,321	$ 447,658
Reinvestment of distributions	230	170	12,818	9,262
Shares redeemed	(1,384)	(1,585)	(77,142)	(87,236)
Net increase (decrease)	3,103	6,859	$ 173,997	$ 369,684
Class T
Shares sold	2,125	3	$ 117,899	$ 150
Reinvestment of distributions	43	24	2,417	1,284
Shares redeemed	(84)	(243)	(4,693)	(13,241)
Net increase (decrease)	2,084	(216)	$ 115,623	$ (11,807)
Class C
Shares sold	2,283	6,213	$ 126,610	$ 338,797
Reinvestment of distributions	135	68	7,534	3,719
Shares redeemed	(1,202)	(2,214)	(67,253)	(119,698)
Net increase (decrease)	1,216	4,067	$ 66,891	$ 222,818

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2020
Shares sold	23,654	46,801	$ 1,319,113	$ 2,589,823
Reinvestment of distributions	1,918	1,366	107,139	74,954
Shares redeemed	(23,487)	(19,058)	(1,312,892)	(1,042,550)
Net increase (decrease)	2,085	29,109	$ 113,360	$ 1,622,227
Institutional Class
Shares sold	1,780	1,372	$ 100,000	$ 75,000
Reinvestment of distributions	44	29	2,434	1,560
Shares redeemed	(91)	(122)	(5,070)	(6,760)
Net increase (decrease)	1,733	1,279	$ 97,364	$ 69,800
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	124	2,298	$ 7,069	$ 128,651
Reinvestment of distributions	55	55	3,205	3,043
Shares redeemed	(51)	(2,277)	(2,957)	(128,019)
Net increase (decrease)	128	76	$ 7,317	$ 3,675
Class T
Shares sold	1,109	445	$ 64,546	$ 25,423
Reinvestment of distributions	10	1	588	70
Shares redeemed	-	-	-	-
Net increase (decrease)	1,119	446	$ 65,134	$ 25,493
Class C
Shares sold	481	4,664	$ 27,847	$ 264,924
Reinvestment of distributions	27	12	1,541	739
Shares redeemed	-	-	-	-
Net increase (decrease)	508	4,676	$ 29,388	$ 265,663
Income Replacement 2022
Shares sold	90,325	122,627	$ 5,238,326	$ 6,894,254
Reinvestment of distributions	1,320	940	76,579	53,287
Shares redeemed	(36,486)	(35,951)	(2,113,377)	(2,035,627)
Net increase (decrease)	55,159	87,616	$ 3,201,528	$ 4,911,914
Institutional Class
Shares sold	470	980	$ 27,193	$ 54,999
Reinvestment of distributions	12	7	672	409
Shares redeemed	(9)	-	(525)	-
Net increase (decrease)	473	987	$ 27,340	$ 55,408
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	955	925	$ 56,469	$ 52,324
Reinvestment of distributions	76	114	4,455	6,459
Shares redeemed	(52)	(5,011)	(3,061)	(288,188)
Net increase (decrease)	979	(3,972)	$ 57,863	$ (229,405)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	40	29	2,367	1,644
Shares redeemed	(111)	(222)	(6,539)	(12,674)
Net increase (decrease)	(71)	(193)	$ (4,172)	$ (11,030)
Class C
Shares sold	252	944	$ 14,700	$ 54,303
Reinvestment of distributions	29	7	1,697	384
Shares redeemed	(144)	(337)	(8,439)	(19,586)
Net increase (decrease)	137	614	$ 7,958	$ 35,101

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2024
Shares sold	37,930	100,545	$ 2,220,481	$ 5,712,753
Reinvestment of distributions	1,870	988	109,429	56,412
Shares redeemed	(26,717)	(22,993)	(1,559,347)	(1,319,597)
Net increase (decrease)	13,083	78,540	$ 770,563	$ 4,449,568
Institutional Class
Shares sold	112	-	$ 6,549	$ -
Reinvestment of distributions	12	10	695	588
Shares redeemed	-	-	-	-
Net increase (decrease)	124	10	$ 7,244	$ 588
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	2,832	4,671	$ 166,820	$ 270,903
Reinvestment of distributions	95	72	5,663	4,127
Shares redeemed	(292)	(1,342)	(17,422)	(76,534)
Net increase (decrease)	2,635	3,401	$ 155,061	$ 198,496
Class T
Shares sold	5,494	591	$ 324,246	$ 32,802
Reinvestment of distributions	7	16	446	896
Shares redeemed	(64)	(1,487)	(3,814)	(86,352)
Net increase (decrease)	5,437	(880)	$ 320,878	$ (52,654)
Class C
Shares sold	301	-	$ 17,900	$ -
Reinvestment of distributions	4	4	260	257
Shares redeemed	-	-	-	-
Net increase (decrease)	305	4	$ 18,160	$ 257
Income Replacement 2026
Shares sold	34,494	43,548	$ 2,050,441	$ 2,469,669
Reinvestment of distributions	522	515	31,103	29,638
Shares redeemed	(10,704)	(12,559)	(637,518)	(717,746)
Net increase (decrease)	24,312	31,504	$ 1,444,026	$ 1,781,561
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	9	311	499
Shares redeemed	-	-	-	-
Net increase (decrease)	5	9	$ 311	$ 499
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,403	11,628	$ 84,347	$ 695,024
Reinvestment of distributions	112	36	6,780	2,141
Shares redeemed	(1,161)	(2,162)	(70,017)	(125,714)
Net increase (decrease)	354	9,502	$ 21,110	$ 571,451
Class T
Shares sold	168	-	$ 10,233	$ -
Reinvestment of distributions	28	28	1,671	1,646
Shares redeemed	(242)	(250)	(14,529)	(14,492)
Net increase (decrease)	(46)	(222)	$ (2,625)	$ (12,846)
Class C
Shares sold	1,654	340	$ 100,000	$ 20,000
Reinvestment of distributions	14	3	833	160
Shares redeemed	-	(38)	-	(2,200)
Net increase (decrease)	1,668	305	$ 100,833	$ 17,960

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2028
Shares sold	83,128	276,372	$ 5,005,854	$ 16,302,408
Reinvestment of distributions	3,089	1,779	187,153	104,546
Shares redeemed	(48,536)	(48,843)	(2,923,646)	(2,851,544)
Net increase (decrease)	37,681	229,308	$ 2,269,361	$ 13,555,410
Institutional Class
Shares sold	547	-	$ 33,225	$ -
Reinvestment of distributions	21	27	1,277	1,560
Shares redeemed	-	-	-	-
Net increase (decrease)	568	27	$ 34,502	$ 1,560
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	405	3,278	$ 24,588	$ 188,799
Reinvestment of distributions	61	27	3,597	1,564
Shares redeemed	(23)	(1,623)	(1,357)	(94,101)
Net increase (decrease)	443	1,682	$ 26,828	$ 96,262
Class T
Shares sold	4	11	$ 257	$ 622
Reinvestment of distributions	6	3	318	200
Shares redeemed	-	-	-	-
Net increase (decrease)	10	14	$ 575	$ 822
Class C
Shares sold	50	911	$ 3,000	$ 54,800
Reinvestment of distributions	88	35	5,313	2,043
Shares redeemed	(106)	(732)	(6,364)	(42,088)
Net increase (decrease)	32	214	$ 1,949	$ 14,755
Income Replacement 2030
Shares sold	38,002	220,687	$ 2,276,396	$ 12,803,833
Reinvestment of distributions	4,446	2,234	267,713	130,960
Shares redeemed	(29,104)	(66,109)	(1,749,860)	(3,869,452)
Net increase (decrease)	13,344	156,812	$ 794,249	$ 9,065,341
Institutional Class
Shares sold	-	458	$ -	$ 25,001
Reinvestment of distributions	11	25	648	1,445
Shares redeemed	(551)	(465)	(33,612)	(28,292)
Net increase (decrease)	(540)	18	$ (32,964)	$ (1,846)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	1,363	4,195	$ 78,250	$ 226,000
Reinvestment of distributions	66	114	3,775	6,170
Shares redeemed	(818)	(3,916)	(46,919)	(224,739)
Net increase (decrease)	611	393	$ 35,106	$ 7,431
Class T
Shares sold	-	129	$ -	$ 6,991
Reinvestment of distributions	9	13	493	732
Shares redeemed	-	-	-	-
Net increase (decrease)	9	142	$ 493	$ 7,723
Class C
Shares sold	-	824	$ -	$ 46,001
Reinvestment of distributions	25	27	1,406	1,455
Shares redeemed	-	-	-	-
Net increase (decrease)	25	851	$ 1,406	$ 47,456

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2032
Shares sold	24,958	82,796	$ 1,420,275	$ 4,544,725
Reinvestment of distributions	1,669	2,269	95,531	123,077
Shares redeemed	(22,911)	(34,248)	(1,309,305)	(1,888,944)
Net increase (decrease)	3,716	50,817	$ 206,501	$ 2,778,858
Institutional Class
Shares sold	608	-	$ 34,999	$ -
Reinvestment of distributions	15	11	888	560
Shares redeemed	-	-	-	-
Net increase (decrease)	623	11	$ 35,887	$ 560
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	2,780	1,728	$ 165,117	$ 100,000
Reinvestment of distributions	21	7	1,290	399
Shares redeemed	(18)	-	(1,096)	-
Net increase (decrease)	2,783	1,735	$ 165,311	$ 100,399
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	32	25	1,894	1,474
Shares redeemed	-	-	-	-
Net increase (decrease)	32	25	$ 1,894	$ 1,474
Class C
Shares sold	1,221	85	$ 74,000	$ 4,814
Reinvestment of distributions	37	12	2,272	667
Shares redeemed	-	(86)	-	(5,154)
Net increase (decrease)	1,258	11	$ 76,272	$ 327
Income Replacement 2034
Shares sold	19,866	88,317	$ 1,193,956	$ 5,170,390
Reinvestment of distributions	2,622	1,329	157,633	77,616
Shares redeemed	(14,778)	(20,967)	(880,851)	(1,227,468)
Net increase (decrease)	7,710	68,679	$ 470,738	$ 4,020,538
Institutional Class
Shares sold	-	1,056	$ -	$ 60,682
Reinvestment of distributions	80	71	4,796	4,133
Shares redeemed	(14)	(13)	(841)	(764)
Net increase (decrease)	66	1,114	$ 3,955	$ 64,051
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	2,894	2,537	$ 174,047	$ 146,968
Reinvestment of distributions	63	37	3,844	2,153
Shares redeemed	0*	0*	(30)	(15)
Net increase (decrease)	2,957	2,574	$ 177,861	$ 149,106
Class T
Shares sold	12,357	1,978	$ 751,572	$ 116,352
Reinvestment of distributions	151	30	9,160	1,768
Shares redeemed	(301)	(337)	(18,237)	(19,565)
Net increase (decrease)	12,207	1,671	$ 742,495	$ 98,555
Class C
Shares sold	1,714	-	$ 103,000	$ -
Reinvestment of distributions	48	38	2,926	2,203
Shares redeemed	(282)	(518)	(17,018)	(29,991)
Net increase (decrease)	1,480	(480)	$ 88,908	$ (27,788)

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2036
Shares sold	21,064	58,800	$ 1,270,520	$ 3,418,581
Reinvestment of distributions	866	662	52,504	38,607
Shares redeemed	(9,108)	(24,467)	(552,712)	(1,425,529)
Net increase (decrease)	12,822	34,995	$ 770,312	$ 2,031,659
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	10	13
Shares redeemed	-	-	-	-
Net increase (decrease)	0*	0*	$ 10	$ 13
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	227	751	$ 13,106	$ 43,225
Reinvestment of distributions	53	95	3,062	5,216
Shares redeemed	(496)	-	(28,489)	-
Net increase (decrease)	(216)	846	$ (12,321)	$ 48,441
Class T
Shares sold	-	1,339	$ -	$ 76,212
Reinvestment of distributions	44	76	2,545	4,096
Shares redeemed	(71)	(598)	(4,148)	(33,753)
Net increase (decrease)	(27)	817	$ (1,603)	$ 46,555
Class C
Shares sold	858	299	$ 50,000	$ 16,110
Reinvestment of distributions	28	63	1,634	3,427
Shares redeemed	(1,045)	-	(61,313)	-
Net increase (decrease)	(159)	362	$ (9,679)	$ 19,537
Income Replacement 2038
Shares sold	30,196	97,135	$ 1,759,817	$ 5,466,976
Reinvestment of distributions	1,866	2,020	108,496	111,764
Shares redeemed	(26,936)	(30,641)	(1,552,377)	(1,721,190)
Net increase (decrease)	5,126	68,514	$ 315,936	$ 3,857,550
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	23	639	1,281
Shares redeemed	-	-	-	-
Net increase (decrease)	11	23	$ 639	$ 1,281
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	1,700	$ -	$ 97,306
Reinvestment of distributions	33	11	1,989	653
Shares redeemed	(19)	(42)	(1,114)	(2,337)
Net increase (decrease)	14	1,669	$ 875	$ 95,622
Class T
Shares sold	1,828	7,541	$ 109,641	$ 438,067
Reinvestment of distributions	118	4	7,052	309
Shares redeemed	(189)	(108)	(11,237)	(6,401)
Net increase (decrease)	1,757	7,437	$ 105,456	$ 431,975
Class C
Shares sold	1,840	604	$ 108,578	$ 35,021
Reinvestment of distributions	82	66	4,833	3,568
Shares redeemed	(3)	0*	(154)	(15)
Net increase (decrease)	1,919	670	$ 113,257	$ 38,574

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2040
Shares sold	30,388	101,404	$ 1,808,369	$ 5,825,239
Reinvestment of distributions	2,513	2,134	149,247	120,009
Shares redeemed	(19,453)	(41,563)	(1,148,315)	(2,382,123)
Net increase (decrease)	13,448	61,975	$ 809,301	$ 3,563,125
Institutional Class
Shares sold	-	250	$ -	$ 13,998
Reinvestment of distributions	6	2	351	75
Shares redeemed	(2)	-	(110)	-
Net increase (decrease)	4	252	$ 241	$ 14,073
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	427	15,726	$ 25,360	$ 906,475
Reinvestment of distributions	190	154	11,301	8,830
Shares redeemed	(1,347)	(7,599)	(80,570)	(439,193)
Net increase (decrease)	(730)	8,281	$ (43,909)	$ 476,112
Class T
Shares sold	695	5,127	$ 40,836	$ 284,223
Reinvestment of distributions	170	241	10,136	13,527
Shares redeemed	-	-	-	-
Net increase (decrease)	865	5,368	$ 50,972	$ 297,750
Class C
Shares sold	440	7,488	$ 26,368	$ 430,355
Reinvestment of distributions	109	105	6,451	5,831
Shares redeemed	(396)	(3,151)	(22,855)	(174,356)
Net increase (decrease)	153	4,442	$ 9,964	$ 261,830
Income Replacement 2042
Shares sold	189,758	397,829	$ 11,250,524	$ 22,936,171
Reinvestment of distributions	11,278	10,109	671,175	569,905
Shares redeemed	(121,047)	(112,551)	(7,153,521)	(6,460,739)
Net increase (decrease)	79,989	295,387	$ 4,768,178	$ 17,045,337
Institutional Class
Shares sold	500	1,261	$ 29,000	$ 71,051
Reinvestment of distributions	48	42	2,843	2,376
Shares redeemed	(8)	(1)	(504)	(55)
Net increase (decrease)	540	1,302	$ 31,339	$ 73,372

* Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	15%	10%	28%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each fund in January 2014 and March 2014.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests, and that information about such expenses is disclosed in the funds' prospectus. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying Fidelity fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying Fidelity fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2013 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and Strategic Advisers pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARWI-USAN-0315
1.848186.107

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Semiannual Report

January 31, 2015

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	94	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	111

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,005.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,003.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,001.10	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,006.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,006.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,012.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,010.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,008.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,013.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,013.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,014.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,016.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.60	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,014.40	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,014.40	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.51%**
Actual		$ 1,000.00	$ 1,014.10	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,016.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.90	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.02%**
Actual		$ 1,000.00	$ 1,011.40	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,016.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.70	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,016.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.60	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,016.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,014.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.10	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,010.40	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,015.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,015.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,013.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,012.70	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,010.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,015.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,015.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,013.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,012.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,009.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,015.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,014.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,013.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,012.10	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,009.60	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,014.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,014.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,013.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,011.90	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,009.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,014.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,014.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

** Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	0.8	1.1
Fidelity Blue Chip Growth Fund	0.7	1.0
Fidelity Equity-Income Fund	1.2	1.6
Fidelity Large Cap Stock Fund	0.9	1.2
Fidelity Series 100 Index Fund	0.8	1.0
Fidelity Series Broad Market Opportunities Fund	1.3	1.8
Fidelity Series Small Cap Opportunities Fund	0.1	0.1
	5.8	7.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.9	2.3
Fidelity Strategic Real Return Fund	0.9	2.3
Fidelity Total Bond Fund	2.8	6.9
	4.6	11.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	62.1	52.8
Fidelity Short-Term Bond Fund	27.5	27.9
	89.6	80.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	5.8%
Investment Grade Fixed-Income Funds	4.6%
Short-Term Funds	89.6%

Six months ago
Domestic Equity Funds	7.8%
Investment Grade Fixed-Income Funds	11.5%
Short-Term Funds	80.7%

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 5.8%
	Shares	Value
Domestic Equity Funds - 5.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	1,939	$ 36,474
Fidelity Blue Chip Growth Fund (b)	498	33,773
Fidelity Equity-Income Fund (b)	912	52,235
Fidelity Large Cap Stock Fund (b)	1,453	39,176
Fidelity Series 100 Index Fund (b)	2,628	33,773
Fidelity Series Broad Market Opportunities Fund (b)	4,028	59,890
Fidelity Series Small Cap Opportunities Fund (b)	424	5,404
TOTAL EQUITY FUNDS (Cost $149,006)		260,725
Fixed-Income Funds - 4.6%

Investment Grade Fixed-Income Funds - 4.6%
Fidelity Government Income Fund (b)	3,865	41,428
Fidelity Strategic Real Return Fund (b)	4,543	41,428
Fidelity Total Bond Fund (b)	11,444	124,283
TOTAL FIXED-INCOME FUNDS (Cost $178,803)		207,139
Short-Term Funds - 89.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	2,796,365	$ 2,796,365
Fidelity Short-Term Bond Fund (b)	143,710	1,238,776
TOTAL SHORT-TERM FUNDS (Cost $3,985,970)		4,035,141
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,313,779)	4,503,005
NET OTHER ASSETS (LIABILITIES) - 0.0%	(416)
NET ASSETS - 100%	$ 4,502,589
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 53,884	$ 7,393	$ 20,922	$ -	$ 36,474
Fidelity Blue Chip Growth Fund	50,639	4,767	22,708	53	33,773
Fidelity Equity-Income Fund	78,226	6,778	29,568	795	52,235
Fidelity Government Income Fund	115,657	4,083	80,385	568	41,428
Fidelity Institutional Money Market Portfolio Institutional Class	2,636,597	622,712	462,944	1,250	2,796,365
Fidelity Large Cap Stock Fund	58,923	4,076	23,345	263	39,176
Fidelity Series 100 Index Fund	51,470	2,898	21,659	755	33,773
Fidelity Series Broad Market Opportunities Fund	88,756	8,042	35,991	280	59,890
Fidelity Series Small Cap Opportunities Fund	7,476	886	2,875	20	5,404
Fidelity Short-Term Bond Fund	1,391,877	170,274	327,943	6,180	1,238,776
Fidelity Strategic Real Return Fund	114,414	4,325	73,748	792	41,428
Fidelity Total Bond Fund	346,685	13,763	239,162	3,140	124,283
Total	$ 4,994,604	$ 849,997	$ 1,341,250	$ 14,096	$ 4,503,005
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $4,313,779) - See accompanying schedule		$ 4,503,005
Receivable for investments sold		122,822
Total assets		4,625,827

Liabilities
Payable for investments purchased	$ 122,831
Distribution and service plan fees payable	407
Total liabilities		123,238

Net Assets		$ 4,502,589
Net Assets consist of:
Paid in capital		$ 4,277,151
Undistributed net investment income		513
Accumulated undistributed net realized gain (loss) on investments		35,699
Net unrealized appreciation (depreciation) on investments		189,226
Net Assets		$ 4,502,589

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($126,962 ÷ 2,483.46 shares)		$ 51.12

Maximum offering price per share (100/94.25 of $51.12)		$ 54.24
Class T: Net Asset Value and redemption price per share ($112,510 ÷ 2,201.35 shares)		$ 51.11

Maximum offering price per share (100/96.50 of $51.11)		$ 52.96

Class C: Net Asset Value and offering price per share ($390,351 ÷ 7,686.93 shares)A		$ 50.78

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($3,853,390 ÷ 75,390.22 shares)		$ 51.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,376 ÷ 379.08 shares)		$ 51.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,096

Expenses
Distribution and service plan fees	$ 2,588
Independent trustees' compensation	12
Total expenses before reductions	2,600
Expense reductions	(12)	2,588
Net investment income (loss)		11,508
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	96,770
Capital gain distributions from underlying funds	16,341
Total net realized gain (loss)		113,111
Change in net unrealized appreciation (depreciation) on underlying funds		(97,117)
Net gain (loss)		15,994
Net increase (decrease) in net assets resulting from operations		$ 27,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,508	$ 41,471
Net realized gain (loss)	113,111	271,046
Change in net unrealized appreciation (depreciation)	(97,117)	(155,891)
Net increase (decrease) in net assets resulting from operations	27,502	156,626
Distributions to shareholders from net investment income	(11,485)	(41,835)
Distributions to shareholders from net realized gain	(140,708)	(4,675)
Total distributions	(152,193)	(46,510)
Share transactions - net increase (decrease)	(366,854)	(1,448,333)
Total increase (decrease) in net assets	(491,545)	(1,338,217)

Net Assets
Beginning of period	4,994,134	6,332,351
End of period (including undistributed net investment income of $513 and $490, respectively)	$ 4,502,589	$ 4,994,134

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62
Income from Investment Operations
Net investment income (loss) E	.091	.305	.500	.736	.821	.831
Net realized and unrealized gain (loss)	.167	1.012	1.219	.842	3.054	3.539
Total from investment operations	.258	1.317	1.719	1.578	3.875	4.370
Distributions from net investment income	(.078)	(.287)	(.487)	(.733)	(.834)	(.830)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.618)	(.327)	(.689)	(.938)	(1.095)	(.950)
Net asset value, end of period	$ 51.12	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04
Total ReturnB, C, D	.50%	2.56%	3.43%	3.23%	8.30%	10.08%
Ratios to Average Net Assets F,G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.35%A	.59%	.98%	1.49%	1.68%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127	$ 185	$ 331	$ 886	$ 1,798	$ 2,308
Portfolio turnover rateF	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62
Income from Investment Operations
Net investment income (loss) E	.025	.175	.372	.612	.698	.716
Net realized and unrealized gain (loss)	.175	1.006	1.225	.847	3.043	3.540
Total from investment operations	.200	1.181	1.597	1.459	3.741	4.256
Distributions from net investment income	(.030)	(.161)	(.365)	(.594)	(.710)	(.716)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.570)	(.201)	(.567)	(.799)	(.971)	(.836)
Net asset value, end of period	$ 51.11	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04
Total ReturnB, C, D	.38%	2.30%	3.18%	2.98%	8.00%	9.81%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.10%A	.34%	.73%	1.24%	1.42%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 120	$ 135	$ 194	$ 529	$ 638
Portfolio turnover rateF	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61
Income from Investment Operations
Net investment income (loss) E	(.104)	(.085)	.116	.364	.453	.485
Net realized and unrealized gain (loss)	.164	1.014	1.225	.837	3.055	3.531
Total from investment operations	.060	.929	1.341	1.201	3.508	4.016
Distributions from net investment income	-	(.039)	(.179)	(.376)	(.447)	(.476)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.540)	(.079)	(.381)	(.581)	(.708)	(.596)
Net asset value, end of period	$ 50.78	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03
Total ReturnB, C, D	.11%	1.81%	2.67%	2.45%	7.49%	9.24%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.40)%A	(.16)%	.23%	.74%	.92%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 390	$ 443	$ 575	$ 891	$ 759	$ 1,075
Portfolio turnover rateF	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63
Income from Investment Operations
Net investment income (loss) D	.155	.435	.627	.859	.944	.948
Net realized and unrealized gain (loss)	.168	1.007	1.229	.838	3.055	3.539
Total from investment operations	.323	1.442	1.856	1.697	3.999	4.487
Distributions from net investment income	(.143)	(.422)	(.624)	(.862)	(.958)	(.947)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.683)	(.462)	(.826)	(1.067)	(1.219)	(1.067)
Net asset value, end of period	$ 51.11	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Total ReturnB, C	.62%	2.81%	3.71%	3.48%	8.57%	10.36%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.60%A	.84%	1.23%	1.74%	1.93%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,853	$ 4,225	$ 5,262	$ 6,124	$ 6,873	$ 6,946
Portfolio turnover rate E	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64
Income from Investment Operations
Net investment income (loss) D	.154	.435	.628	.861	.945	.947
Net realized and unrealized gain (loss)	.169	1.007	1.228	.836	3.054	3.530
Total from investment operations	.323	1.442	1.856	1.697	3.999	4.477
Distributions from net investment income	(.143)	(.422)	(.624)	(.862)	(.958)	(.947)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.683)	(.462)	(.826)	(1.067)	(1.219)	(1.067)
Net asset value, end of period	$ 51.11	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Total ReturnB, C	.62%	2.81%	3.71%	3.48%	8.57%	10.33%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.60%A	.84%	1.23%	1.74%	1.92%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 21	$ 30	$ 49	$ 44	$ 108
Portfolio turnover rateE	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.0	2.4
Fidelity Blue Chip Growth Fund	1.9	2.2
Fidelity Equity-Income Fund	2.9	3.4
Fidelity Large Cap Stock Fund	2.1	2.6
Fidelity Series 100 Index Fund	1.9	2.2
Fidelity Series Broad Market Opportunities Fund	3.3	3.9
Fidelity Series Small Cap Opportunities Fund	0.3	0.3
	14.4	17.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	7.0
Fidelity Strategic Real Return Fund	5.8	7.0
Fidelity Total Bond Fund	17.3	21.1
	28.9	35.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	34.2	36.2
Fidelity Short-Term Bond Fund	22.5	11.7
	56.7	47.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Six months ago
Domestic Equity Funds	17.0%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	47.9%

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 14.4%
	Shares	Value
Domestic Equity Funds - 14.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	6,784	$ 127,612
Fidelity Blue Chip Growth Fund (b)	1,740	118,136
Fidelity Equity-Income Fund (b)	3,177	181,942
Fidelity Large Cap Stock Fund (b)	5,060	136,456
Fidelity Series 100 Index Fund (b)	9,193	118,136
Fidelity Series Broad Market Opportunities Fund (b)	14,062	209,107
Fidelity Series Small Cap Opportunities Fund (b)	1,437	18,321
TOTAL EQUITY FUNDS (Cost $668,394)		909,710
Fixed-Income Funds - 28.9%

Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund (b)	34,062	365,147
Fidelity Strategic Real Return Fund (b)	40,038	365,147
Fidelity Total Bond Fund (b)	100,986	1,096,704
TOTAL FIXED-INCOME FUNDS (Cost $1,774,824)		1,826,998
Short-Term Funds - 56.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	2,157,402	$ 2,157,402
Fidelity Short-Term Bond Fund (b)	165,118	1,423,316
TOTAL SHORT-TERM FUNDS (Cost $3,567,690)		3,580,718
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,010,908)	6,317,426
NET OTHER ASSETS (LIABILITIES) - 0.0%	(833)
NET ASSETS - 100%	$ 6,316,593
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 169,791	$ 28,211	$ 56,768	$ -	$ 127,612
Fidelity Blue Chip Growth Fund	159,132	15,815	60,013	176	118,136
Fidelity Equity-Income Fund	246,066	23,650	76,235	2,671	181,942
Fidelity Government Income Fund	506,949	25,342	180,908	3,320	365,147
Fidelity Institutional Money Market Portfolio Institutional Class	2,605,957	1,134,198	1,582,753	1,304	2,157,402
Fidelity Large Cap Stock Fund	185,321	14,477	60,899	911	136,456
Fidelity Series 100 Index Fund	161,744	9,962	56,557	2,534	118,136
Fidelity Series Broad Market Opportunities Fund	280,568	27,724	94,982	951	209,107
Fidelity Series Small Cap Opportunities Fund	23,652	3,693	8,776	67	18,321
Fidelity Short-Term Bond Fund	839,804	1,128,622	551,813	3,262	1,423,316
Fidelity Strategic Real Return Fund	501,479	27,290	142,768	4,941	365,147
Fidelity Total Bond Fund	1,519,533	85,086	528,171	18,556	1,096,704
Total	$ 7,199,996	$ 2,524,070	$ 3,400,643	$ 38,693	$ 6,317,426
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $6,010,908) - See accompanying schedule		$ 6,317,426
Receivable for investments sold		95,195
Total assets		6,412,621

Liabilities
Payable for investments purchased	$ 95,174
Distribution and service plan fees payable	854
Total liabilities		96,028

Net Assets		$ 6,316,593
Net Assets consist of:
Paid in capital		$ 6,280,436
Undistributed net investment income		1,317
Accumulated undistributed net realized gain (loss) on investments		(271,678)
Net unrealized appreciation (depreciation) on investments		306,518
Net Assets		$ 6,316,593

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($699,611 ÷ 12,761 shares)		$ 54.82

Maximum offering price per share (100/94.25 of $54.82)		$ 58.16
Class T: Net Asset Value and redemption price per share ($403,047 ÷ 7,350 shares)		$ 54.84

Maximum offering price per share (100/96.50 of $54.84)		$ 56.83

Class C: Net Asset Value and offering price per share ($646,600 ÷ 11,825 shares)A		$ 54.68

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($4,248,138 ÷ 77,469 shares)		$ 54.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($319,197 ÷ 5,820 shares)		$ 54.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 38,693

Expenses
Distribution and service plan fees	$ 5,551
Independent trustees' compensation	17
Total expenses before reductions	5,568
Expense reductions	(17)	5,551
Net investment income (loss)		33,142
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	61,137
Capital gain distributions from underlying funds	58,128
Total net realized gain (loss)		119,265
Change in net unrealized appreciation (depreciation) on underlying funds		(67,133)
Net gain (loss)		52,132
Net increase (decrease) in net assets resulting from operations		$ 85,274

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,142	$ 77,651
Net realized gain (loss)	119,265	112,032
Change in net unrealized appreciation (depreciation)	(67,133)	136,996
Net increase (decrease) in net assets resulting from operations	85,274	326,679
Distributions to shareholders from net investment income	(32,989)	(77,552)
Distributions to shareholders from net realized gain	(6,904)	(9,595)
Total distributions	(39,893)	(87,147)
Share transactions - net increase (decrease)	(927,802)	1,221,542
Total increase (decrease) in net assets	(882,421)	1,461,074

Net Assets
Beginning of period	7,199,014	5,737,940
End of period (including undistributed net investment income of $1,317 and $1,164, respectively)	$ 6,316,593	$ 7,199,014

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81
Income from Investment Operations
Net investment income (loss) E	.245	.588	.719	.774	.836	.836
Net realized and unrealized gain (loss)	.417	2.080	2.135	.909	3.655	3.763
Total from investment operations	.662	2.668	2.854	1.683	4.491	4.599
Distributions from net investment income	(.244)	(.579)	(.705)	(.765)	(.834)	(.839)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.302)	(.658)	(.994)	(.963)	(1.071)	(.959)
Net asset value, end of period	$ 54.82	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45
Total ReturnB, C, D	1.22%	5.11%	5.70%	3.45%	9.73%	10.80%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.89% A	1.10%	1.39%	1.57%	1.71%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 700	$ 868	$ 774	$ 762	$ 784	$ 1,147
Portfolio turnover rate F	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83
Income from Investment Operations
Net investment income (loss) E	.177	.454	.589	.651	.716	.722
Net realized and unrealized gain (loss)	.417	2.085	2.133	.909	3.664	3.759
Total from investment operations	.594	2.539	2.722	1.560	4.380	4.481
Distributions from net investment income	(.176)	(.460)	(.573)	(.642)	(.723)	(.711)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.234)	(.539)	(.862)	(.840)	(.960)	(.831)
Net asset value, end of period	$ 54.84	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48
Total ReturnB, C, D	1.09%	4.86%	5.43%	3.19%	9.48%	10.51%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.64% A	.85%	1.14%	1.32%	1.46%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 403	$ 444	$ 101	$ 128	$ 148	$ 52
Portfolio turnover rate F	75% A	56%	41%	44%	39%	24%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80
Income from Investment Operations
Net investment income (loss) E	.040	.187	.330	.403	.469	.495
Net realized and unrealized gain (loss)	.417	2.073	2.129	.912	3.659	3.760
Total from investment operations	.457	2.260	2.459	1.315	4.128	4.255
Distributions from net investment income	(.079)	(.201)	(.350)	(.407)	(.471)	(.505)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.137)	(.280)	(.639)	(.605)	(.708)	(.625)
Net asset value, end of period	$ 54.68	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43
Total ReturnB, C, D	.84%	4.32%	4.90%	2.68%	8.93%	9.98%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.15%A	.35%	.64%	.82%	.96%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 647	$ 787	$ 498	$ 439	$ 226	$ 201
Portfolio turnover rateF	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82
Income from Investment Operations
Net investment income (loss) D	.314	.722	.848	.898	.960	.950
Net realized and unrealized gain (loss)	.424	2.081	2.135	.908	3.657	3.761
Total from investment operations	.738	2.803	2.983	1.806	4.617	4.711
Distributions from net investment income	(.310)	(.714)	(.834)	(.888)	(.960)	(.951)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.368)	(.793)	(1.123)	(1.086)	(1.197)	(1.071)
Net asset value, end of period	$ 54.84	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46
Total ReturnB, C	1.36%	5.38%	5.96%	3.71%	10.01%	11.07%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.14%A	1.35%	1.64%	1.82%	1.96%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,248	$ 4,665	$ 3,875	$ 3,904	$ 3,806	$ 3,681
Portfolio turnover rateE	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82
Income from Investment Operations
Net investment income (loss) D	.314	.722	.849	.891	.959	.950
Net realized and unrealized gain (loss)	.414	2.091	2.124	.915	3.668	3.761
Total from investment operations	.728	2.813	2.973	1.806	4.627	4.711
Distributions from net investment income	(.310)	(.714)	(.834)	(.888)	(.960)	(.951)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.368)	(.793)	(1.123)	(1.086)	(1.197)	(1.071)
Net asset value, end of period	$ 54.84	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46
Total ReturnB, C	1.34%	5.40%	5.94%	3.71%	10.03%	11.07%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.14%A	1.35%	1.64%	1.82%	1.96%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319	$ 434	$ 491	$ 470	$ 320	$ 350
Portfolio turnover rateE	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.2	3.3
Fidelity Blue Chip Growth Fund	2.9	3.1
Fidelity Equity-Income Fund	4.5	4.8
Fidelity Large Cap Stock Fund	3.4	3.7
Fidelity Series 100 Index Fund	2.9	3.2
Fidelity Series Broad Market Opportunities Fund	5.2	5.5
Fidelity Series Small Cap Opportunities Fund	0.4	0.5
	22.5	24.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	1.8	2.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.5	8.4
Fidelity Strategic Real Return Fund	8.5	8.4
Fidelity Total Bond Fund	25.4	25.2
	42.4	42.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	16.7	15.9
Fidelity Short-Term Bond Fund	16.6	15.8
	33.3	31.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Six months ago
Domestic Equity Funds	24.1%
International Equity Funds	2.2%
Investment Grade Fixed-Income Funds	42.0%
Short-Term Funds	31.7%

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.3%
	Shares	Value
Domestic Equity Funds - 22.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	15,329	$ 288,334
Fidelity Blue Chip Growth Fund (b)	3,951	268,197
Fidelity Equity-Income Fund (b)	7,194	411,906
Fidelity Large Cap Stock Fund (b)	11,472	309,387
Fidelity Series 100 Index Fund (b)	20,871	268,197
Fidelity Series Broad Market Opportunities Fund (b)	31,886	474,149
Fidelity Series Small Cap Opportunities Fund (b)	3,231	41,191
TOTAL DOMESTIC EQUITY FUNDS		2,061,361
International Equity Funds - 1.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,329	165,678
TOTAL EQUITY FUNDS (Cost $1,617,068)		2,227,039
Fixed-Income Funds - 42.4%

Investment Grade Fixed-Income Funds - 42.4%
Fidelity Government Income Fund (b)	72,408	776,213
Fidelity Strategic Real Return Fund (b)	85,111	776,214
Fidelity Total Bond Fund (b)	214,171	2,325,892
TOTAL FIXED-INCOME FUNDS (Cost $3,793,477)		3,878,319
Short-Term Funds - 33.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	1,524,052	$ 1,524,052
Fidelity Short-Term Bond Fund (b)	176,804	1,524,051
TOTAL SHORT-TERM FUNDS (Cost $3,028,189)		3,048,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,438,734)	9,153,461
NET OTHER ASSETS (LIABILITIES) - 0.0%	(782)
NET ASSETS - 100%	$ 9,152,679
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 185,587	$ 39,994	$ 52,807	$ 1,199	$ 165,678
Fidelity Advisor Mid Cap II Fund Institutional Class	287,033	106,530	75,847	-	288,334
Fidelity Blue Chip Growth Fund	270,231	68,755	76,952	325	268,197
Fidelity Equity-Income Fund	417,164	115,073	94,800	5,341	411,906
Fidelity Government Income Fund	724,255	178,825	152,023	5,621	776,213
Fidelity Institutional Money Market Portfolio Institutional Class	1,367,711	403,116	246,775	661	1,524,052
Fidelity Large Cap Stock Fund	314,227	80,121	77,955	1,814	309,387
Fidelity Series 100 Index Fund	274,642	65,126	75,015	5,307	268,197
Fidelity Series Broad Market Opportunities Fund	476,090	133,216	123,287	1,962	474,149
Fidelity Series Small Cap Opportunities Fund	39,701	14,746	12,969	133	41,191
Fidelity Short-Term Bond Fund	1,365,451	400,529	247,024	6,418	1,524,051
Fidelity Strategic Real Return Fund	716,433	223,409	128,888	8,754	776,214
Fidelity Total Bond Fund	2,170,920	557,601	441,186	31,730	2,325,892
Total	$ 8,609,445	$ 2,387,041	$ 1,805,528	$ 69,265	$ 9,153,461
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $8,438,734) - See accompanying schedule		$ 9,153,461
Cash		6
Receivable for investments sold		95,819
Total assets		9,249,286

Liabilities
Payable for investments purchased	$ 95,790
Distribution and service plan fees payable	817
Total liabilities		96,607

Net Assets		$ 9,152,679
Net Assets consist of:
Paid in capital		$ 8,394,174
Undistributed net investment income		2,502
Accumulated undistributed net realized gain (loss) on investments		41,276
Net unrealized appreciation (depreciation) on investments		714,727
Net Assets		$ 9,152,679

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($983,100 ÷ 17,626.8 shares)		$ 55.77

Maximum offering price per share (100/94.25 of $55.77)		$ 59.17
Class T: Net Asset Value and redemption price per share ($209,520 ÷ 3,756.3 shares)		$ 55.78

Maximum offering price per share (100/96.50 of $55.78)		$ 57.80

Class C: Net Asset Value and offering price per share ($629,203 ÷ 11,305.1 shares)A		$ 55.66

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($7,147,821 ÷ 128,151.9 shares)		$ 55.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($183,035 ÷ 3,281.5 shares)		$ 55.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 69,265

Expenses
Distribution and service plan fees	$ 4,407
Independent trustees' compensation	21
Total expenses before reductions	4,428
Expense reductions	(21)	4,407
Net investment income (loss)		64,858
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	6,830
Capital gain distributions from underlying funds	115,740
Total net realized gain (loss)		122,570
Change in net unrealized appreciation (depreciation) on underlying funds		(44,329)
Net gain (loss)		78,241
Net increase (decrease) in net assets resulting from operations		$ 143,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,858	$ 100,246
Net realized gain (loss)	122,570	111,325
Change in net unrealized appreciation (depreciation)	(44,329)	230,351
Net increase (decrease) in net assets resulting from operations	143,099	441,922
Distributions to shareholders from net investment income	(64,088)	(99,649)
Distributions to shareholders from net realized gain	(102,328)	(50,628)
Total distributions	(166,416)	(150,277)
Share transactions - net increase (decrease)	567,235	2,272,722
Total increase (decrease) in net assets	543,918	2,564,367

Net Assets
Beginning of period	8,608,761	6,044,394
End of period (including undistributed net investment income of $2,502 and $1,732, respectively)	$ 9,152,679	$ 8,608,761

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Income from Investment Operations
Net investment income (loss) E	.373	.674	.770	.793	.817	.812
Net realized and unrealized gain (loss)	.484	2.766	3.157	.884	4.128	3.930
Total from investment operations	.857	3.440	3.927	1.677	4.945	4.742
Distributions from net investment income	(.363)	(.670)	(.774)	(.794)	(.826)	(.817)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.027)	(1.090)	(1.027)	(.977)	(1.045)	(.932)
Net asset value, end of period	$ 55.77	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Total ReturnB, C, D	1.54%	6.48%	7.84%	3.44%	10.79%	11.27%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.33%A	1.23%	1.47%	1.61%	1.67%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 983	$ 813	$ 411	$ 408	$ 436	$ 607
Portfolio turnover rateF	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Income from Investment Operations
Net investment income (loss) E	.301	.537	.639	.670	.696	.696
Net realized and unrealized gain (loss)	.490	2.770	3.145	.885	4.135	3.928
Total from investment operations	.791	3.307	3.784	1.555	4.831	4.624
Distributions from net investment income	(.297)	(.527)	(.631)	(.672)	(.712)	(.699)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(.961)	(.947)	(.884)	(.855)	(.931)	(.814)
Net asset value, end of period	$ 55.78	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Total ReturnB, C, D	1.42%	6.22%	7.54%	3.18%	10.54%	10.98%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.08%A	.98%	1.22%	1.36%	1.42%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210	$ 94	$ 101	$ 189	$ 196	$ 134
Portfolio turnover rateF	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26
Income from Investment Operations
Net investment income (loss) E	.163	.262	.377	.422	.449	.473
Net realized and unrealized gain (loss)	.488	2.759	3.151	.876	4.132	3.923
Total from investment operations	.651	3.021	3.528	1.298	4.581	4.396
Distributions from net investment income	(.167)	(.271)	(.415)	(.435)	(.452)	(.481)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(.831)	(.691)	(.668)	(.618)	(.671)	(.596)
Net asset value, end of period	$ 55.66	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06
Total ReturnB, C, D	1.17%	5.68%	7.02%	2.65%	9.98%	10.43%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.58%A	.48%	.72%	.86%	.92%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 629	$ 563	$ 322	$ 306	$ 228	$ 295
Portfolio turnover rateF	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Income from Investment Operations
Net investment income (loss) D	.443	.813	.901	.917	.942	.925
Net realized and unrealized gain (loss)	.492	2.762	3.160	.874	4.138	3.919
Total from investment operations	.935	3.575	4.061	1.791	5.080	4.844
Distributions from net investment income	(.431)	(.805)	(.908)	(.918)	(.951)	(.929)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.095)	(1.225)	(1.161)	(1.101)	(1.170)	(1.044)
Net asset value, end of period	$ 55.78	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Total ReturnB, C	1.68%	6.74%	8.11%	3.68%	11.10%	11.52%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.59%A	1.48%	1.72%	1.86%	1.92%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,148	$ 7,053	$ 5,196	$ 3,945	$ 3,079	$ 2,225
Portfolio turnover rateE	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Income from Investment Operations
Net investment income (loss) D	.440	.814	.901	.917	.939	.928
Net realized and unrealized gain (loss)	.495	2.761	3.160	.874	4.141	3.916
Total from investment operations	.935	3.575	4.061	1.791	5.080	4.844
Distributions from net investment income	(.431)	(.805)	(.908)	(.918)	(.951)	(.929)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.095)	(1.225)	(1.161)	(1.101)	(1.170)	(1.044)
Net asset value, end of period	$ 55.78	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Total ReturnB, C	1.68%	6.74%	8.11%	3.68%	11.10%	11.52%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58%A	1.48%	1.72%	1.86%	1.92%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 87	$ 14	$ 13	$ 32	$ 49
Portfolio turnover rateE	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.1	4.2
Fidelity Blue Chip Growth Fund	3.9	4.0
Fidelity Equity-Income Fund	5.9	6.2
Fidelity Large Cap Stock Fund	4.4	4.6
Fidelity Series 100 Index Fund	3.8	4.0
Fidelity Series Broad Market Opportunities Fund	6.8	7.0
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	29.5	30.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.9	3.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.8	1.0
Fidelity Strategic Income Fund	0.9	1.1
	1.7	2.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.7
Fidelity Strategic Real Return Fund	7.8	7.6
Fidelity Total Bond Fund	23.3	23.0
	38.9	38.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.5	13.0
Fidelity Short-Term Bond Fund	13.5	12.9
	27.0	25.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Six months ago
Domestic Equity Funds	30.6%
International Equity Funds	3.1%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.3%
Short-Term Funds	25.9%

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.4%
	Shares	Value
Domestic Equity Funds - 29.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	30,653	$ 576,581
Fidelity Blue Chip Growth Fund (b)	7,896	535,996
Fidelity Equity-Income Fund (b)	14,396	824,287
Fidelity Large Cap Stock Fund (b)	22,935	618,565
Fidelity Series 100 Index Fund (b)	41,712	535,996
Fidelity Series Broad Market Opportunities Fund (b)	63,715	947,440
Fidelity Series Small Cap Opportunities Fund (b)	6,476	82,569
TOTAL DOMESTIC EQUITY FUNDS		4,121,434
International Equity Funds - 2.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	10,605	405,846
TOTAL EQUITY FUNDS (Cost $4,124,089)		4,527,280
Fixed-Income Funds - 40.6%

High Yield Fixed-Income Funds - 1.7%
Fidelity Capital & Income Fund (b)	12,500	121,754
Fidelity Strategic Income Fund (b)	11,336	121,754
TOTAL HIGH YIELD FIXED-INCOME FUNDS		243,508

	Shares	Value
Investment Grade Fixed-Income Funds - 38.9%
Fidelity Government Income Fund (b)	101,435	$ 1,087,387
Fidelity Strategic Real Return Fund (b)	119,231	1,087,387
Fidelity Total Bond Fund (b)	300,641	3,264,960
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,439,734
TOTAL FIXED-INCOME FUNDS (Cost $5,625,174)		5,683,242
Short-Term Funds - 27.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	1,892,081	1,892,081
Fidelity Short-Term Bond Fund (b)	219,499	1,892,081
TOTAL SHORT-TERM FUNDS (Cost $3,774,391)		3,784,162
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,523,654)	13,994,684
NET OTHER ASSETS (LIABILITIES) - 0.0%	(425)
NET ASSETS - 100%	$ 13,994,259
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 328,196	$ 160,206	$ 68,595	$ 2,302	$ 405,846
Fidelity Advisor Mid Cap II Fund Institutional Class	449,169	292,172	111,168	-	576,581
Fidelity Blue Chip Growth Fund	422,046	223,003	117,436	537	535,996
Fidelity Capital & Income Fund	112,819	54,127	41,963	2,304	121,754
Fidelity Equity-Income Fund	651,661	362,962	139,579	8,874	824,287
Fidelity Government Income Fund	813,681	415,599	175,873	6,847	1,087,387
Fidelity Institutional Money Market Portfolio Institutional Class	1,372,691	772,692	253,302	731	1,892,081
Fidelity Large Cap Stock Fund	490,589	261,935	114,763	3,064	618,565
Fidelity Series 100 Index Fund	428,462	219,598	112,380	8,826	535,996
Fidelity Series Broad Market Opportunities Fund	743,479	413,362	182,720	3,289	947,440
Fidelity Series Small Cap Opportunities Fund	62,187	41,073	19,774	220	82,569
Fidelity Short-Term Bond Fund	1,370,467	766,492	251,966	7,056	1,892,081
Fidelity Strategic Income Fund	113,757	52,865	40,785	2,048	121,754
Fidelity Strategic Real Return Fund	805,291	457,900	135,127	10,176	1,087,387
Fidelity Total Bond Fund	2,439,971	1,262,774	494,328	38,814	3,264,960
Total	$ 10,604,466	$ 5,756,760	$ 2,259,759	$ 95,088	$ 13,994,684
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $13,523,654) - See accompanying schedule		$ 13,994,684
Receivable for investments sold		106,523
Total assets		14,101,207

Liabilities
Payable for investments purchased	$ 106,525
Distribution and service plan fees payable	423
Total liabilities		106,948

Net Assets		$ 13,994,259
Net Assets consist of:
Paid in capital		$ 13,791,235
Undistributed net investment income		3,885
Accumulated undistributed net realized gain (loss) on investments		(271,891)
Net unrealized appreciation (depreciation) on investments		471,030
Net Assets		$ 13,994,259

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($428,790 ÷ 7,417.0 shares)		$ 57.81

Maximum offering price per share (100/94.25 of $57.81)		$ 61.34
Class T: Net Asset Value and redemption price per share ($91,373 ÷ 1,579.4 shares)		$ 57.85

Maximum offering price per share (100/96.50 of $57.85)		$ 59.95

Class C: Net Asset Value and offering price per share ($356,404 ÷ 6,174.7 shares)A		$ 57.72

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($13,029,312 ÷ 225,394.7 shares)		$ 57.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,380 ÷ 1,529.3 shares)		$ 57.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 95,088

Expenses
Distribution and service plan fees	$ 2,383
Independent trustees' compensation	26
Total expenses before reductions	2,409
Expense reductions	(26)	2,383
Net investment income (loss)		92,705
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,131)
Capital gain distributions from underlying funds	191,881
Total net realized gain (loss)		187,750
Change in net unrealized appreciation (depreciation) on underlying funds		(102,656)
Net gain (loss)		85,094
Net increase (decrease) in net assets resulting from operations		$ 177,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 92,705	$ 116,340
Net realized gain (loss)	187,750	109,308
Change in net unrealized appreciation (depreciation)	(102,656)	323,887
Net increase (decrease) in net assets resulting from operations	177,799	549,535
Distributions to shareholders from net investment income	(91,048)	(115,076)
Distributions to shareholders from net realized gain	(27,297)	(15,270)
Total distributions	(118,345)	(130,346)
Share transactions - net increase (decrease)	3,330,707	5,262,153
Total increase (decrease) in net assets	3,390,161	5,681,342

Net Assets
Beginning of period	10,604,098	4,922,756
End of period (including undistributed net investment income of $3,885 and $2,228, respectively)	$ 13,994,259	$ 10,604,098

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87
Income from Investment Operations
Net investment income (loss) E	.398	.708	.825	.783	.817	.815
Net realized and unrealized gain (loss)	.500	3.351	3.933	.842	4.431	3.980
Total from investment operations	.898	4.059	4.758	1.625	5.248	4.795
Distributions from net investment income	(.359)	(.686)	(.804)	(.784)	(.824)	(.793)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.498)	(.809)	(1.058)	(.955)	(1.038)	(1.085)
Net asset value, end of period	$ 57.81	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58
Total ReturnB, C, D	1.56%	7.54%	9.54%	3.35%	11.58%	11.53%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%A	1.26%	1.57%	1.59%	1.67%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 429	$ 419	$ 391	$ 386	$ 72	$ 42
Portfolio turnover rateF	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86
Income from Investment Operations
Net investment income (loss) E	.323	.581	.686	.653	.691	.702
Net realized and unrealized gain (loss)	.503	3.339	3.958	.871	4.434	3.985
Total from investment operations	.826	3.920	4.644	1.524	5.125	4.687
Distributions from net investment income	(.297)	(.577)	(.680)	(.643)	(.661)	(.685)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.436)	(.700)	(.934)	(.814)	(.875)	(.977)
Net asset value, end of period	$ 57.85	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57
Total ReturnB, C, D	1.44%	7.26%	9.29%	3.13%	11.30%	11.27%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.49% H	.49% H	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.49% H	.49% H	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.49% H	.49% H	.50%	.50%	.50%
Net investment income (loss)	1.13%A	1.02%	1.30%	1.34%	1.43%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 26	$ 1	$ 5	$ 23	$ 77
Portfolio turnover rateF	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86
Income from Investment Operations
Net investment income (loss) E	.181	.293	.434	.411	.447	.477
Net realized and unrealized gain (loss)	.494	3.354	3.919	.845	4.434	3.989
Total from investment operations	.675	3.647	4.353	1.256	4.881	4.466
Distributions from net investment income	(.156)	(.314)	(.459)	(.405)	(.437)	(.454)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.295)	(.437)	(.713)	(.576)	(.651)	(.746)
Net asset value, end of period	$ 57.72	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58
Total ReturnB, C, D	1.18%	6.76%	8.70%	2.58%	10.74%	10.72%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	.99%H	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	.99%H	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	.99%H	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%A	.52%	.83%	.84%	.92%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 356	$ 325	$ 54	$ 28	$ 32	$ 44
Portfolio turnover rateF	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87
Income from Investment Operations
Net investment income (loss) D	.469	.851	.956	.901	.937	.925
Net realized and unrealized gain (loss)	.502	3.358	3.922	.849	4.438	3.978
Total from investment operations	.971	4.209	4.878	1.750	5.375	4.903
Distributions from net investment income	(.432)	(.826)	(.934)	(.899)	(.941)	(.921)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.571)	(.949)	(1.188)	(1.070)	(1.155)	(1.213)
Net asset value, end of period	$ 57.81	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56
Total ReturnB, C	1.69%	7.82%	9.80%	3.62%	11.87%	11.80%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.63%A	1.51%	1.82%	1.84%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,029	$ 9,774	$ 4,474	$ 3,892	$ 3,266	$ 2,395
Portfolio turnover rateE	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86
Income from Investment Operations
Net investment income (loss) D	.469	.856	.957	.900	.937	.918
Net realized and unrealized gain (loss)	.502	3.343	3.921	.850	4.428	3.995
Total from investment operations	.971	4.199	4.878	1.750	5.365	4.913
Distributions from net investment income	(.432)	(.826)	(.934)	(.899)	(.941)	(.921)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.571)	(.949)	(1.188)	(1.070)	(1.155)	(1.213)
Net asset value, end of period	$ 57.79	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56
Total ReturnB, C	1.69%	7.81%	9.80%	3.62%	11.85%	11.83%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.63%A	1.51%	1.82%	1.84%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88	$ 61	$ 4	$ 3	$ 4	$ 5
Portfolio turnover rateE	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	4.9
Fidelity Blue Chip Growth Fund	4.5	4.6
Fidelity Equity-Income Fund	7.0	7.1
Fidelity Large Cap Stock Fund	5.2	5.4
Fidelity Series 100 Index Fund	4.5	4.7
Fidelity Series Broad Market Opportunities Fund	8.0	8.2
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	34.8	35.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.9	4.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.5
Fidelity Strategic Income Fund	1.4	1.5
	2.8	3.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	7.1
Fidelity Strategic Real Return Fund	7.2	7.1
Fidelity Total Bond Fund	21.6	21.5
	36.0	35.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.3	10.9
Fidelity Short-Term Bond Fund	11.2	10.8
	22.5	21.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Six months ago
Domestic Equity Funds	35.6%
International Equity Funds	4.0%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.7%
Short-Term Funds	21.7%

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.7%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,298	$ 400,620
Fidelity Blue Chip Growth Fund (b)	5,490	372,651
Fidelity Equity-Income Fund (b)	9,999	572,550
Fidelity Large Cap Stock Fund (b)	15,922	429,412
Fidelity Series 100 Index Fund (b)	29,000	372,651
Fidelity Series Broad Market Opportunities Fund (b)	44,312	658,926
Fidelity Series Small Cap Opportunities Fund (b)	4,516	57,584
TOTAL DOMESTIC EQUITY FUNDS		2,864,394
International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	8,276	316,712
TOTAL EQUITY FUNDS (Cost $2,864,608)		3,181,106
Fixed-Income Funds - 38.8%

High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund (b)	11,824	115,168
Fidelity Strategic Income Fund (b)	10,723	115,168
TOTAL HIGH YIELD FIXED-INCOME FUNDS		230,336

	Shares	Value
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Government Income Fund (b)	55,328	$ 593,115
Fidelity Strategic Real Return Fund (b)	65,035	593,115
Fidelity Total Bond Fund (b)	163,541	1,776,054
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,962,284
TOTAL FIXED-INCOME FUNDS (Cost $3,154,133)		3,192,620
Short-Term Funds - 22.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	926,280	926,280
Fidelity Short-Term Bond Fund (b)	107,457	926,280
TOTAL SHORT-TERM FUNDS (Cost $1,847,317)		1,852,560
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,866,058)	8,226,286
NET OTHER ASSETS (LIABILITIES) - 0.0%	(282)
NET ASSETS - 100%	$ 8,226,004
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 297,865	$ 97,385	$ 65,401	$ 2,101	$ 316,712
Fidelity Advisor Mid Cap II Fund Institutional Class	364,312	173,666	95,338	-	400,620
Fidelity Blue Chip Growth Fund	342,422	119,921	96,028	455	372,651
Fidelity Capital & Income Fund	111,626	34,634	27,617	2,275	115,168
Fidelity Equity-Income Fund	528,460	197,699	116,853	7,323	572,550
Fidelity Government Income Fund	530,848	161,661	118,467	4,304	593,115
Fidelity Institutional Money Market Portfolio Institutional Class	804,815	276,743	155,277	409	926,280
Fidelity Large Cap Stock Fund	398,224	136,261	93,919	2,493	429,412
Fidelity Series 100 Index Fund	347,848	110,898	89,513	7,367	372,651
Fidelity Series Broad Market Opportunities Fund	603,649	227,228	153,284	2,681	658,926
Fidelity Series Small Cap Opportunities Fund	50,493	24,167	16,294	183	57,584
Fidelity Short-Term Bond Fund	803,492	274,200	154,468	3,967	926,280
Fidelity Strategic Income Fund	112,565	33,129	26,185	2,021	115,168
Fidelity Strategic Real Return Fund	525,221	195,182	100,169	6,705	593,115
Fidelity Total Bond Fund	1,592,669	500,023	345,692	24,284	1,776,054
Total	$ 7,414,509	$ 2,562,797	$ 1,654,505	$ 66,568	$ 8,226,286
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $7,866,058) - See accompanying schedule		$ 8,226,286
Receivable for investments sold		65,429
Total assets		8,291,715

Liabilities
Payable for investments purchased	$ 65,439
Distribution and service plan fees payable	272
Total liabilities		65,711

Net Assets		$ 8,226,004
Net Assets consist of:
Paid in capital		$ 7,775,862
Undistributed net investment income		2,249
Accumulated undistributed net realized gain (loss) on investments		87,665
Net unrealized appreciation (depreciation) on investments		360,228
Net Assets		$ 8,226,004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($276,467 ÷ 4,754.90 shares)		$ 58.14

Maximum offering price per share (100/94.25 of $58.14)		$ 61.69
Class T: Net Asset Value and redemption price per share ($185,920 ÷ 3,197.96 shares)		$ 58.14

Maximum offering price per share (100/96.50 of $58.14)		$ 60.25

Class C: Net Asset Value and offering price per share ($163,131 ÷ 2,814.85 shares)A		$ 57.95

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($7,563,776 ÷ 130,106.56 shares)		$ 58.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,710 ÷ 631.49 shares)		$ 58.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 66,568

Expenses
Distribution and service plan fees	$ 1,594
Independent trustees' compensation	18
Total expenses before reductions	1,612
Expense reductions	(18)	1,594
Net investment income (loss)		64,974
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,577)
Capital gain distributions from underlying funds	156,428
Total net realized gain (loss)		149,851
Change in net unrealized appreciation (depreciation) on underlying funds		(89,940)
Net gain (loss)		59,911
Net increase (decrease) in net assets resulting from operations		$ 124,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,974	$ 78,566
Net realized gain (loss)	149,851	80,405
Change in net unrealized appreciation (depreciation)	(89,940)	254,535
Net increase (decrease) in net assets resulting from operations	124,885	413,506
Distributions to shareholders from net investment income	(64,220)	(77,576)
Distributions to shareholders from net realized gain	(88,369)	(28,499)
Total distributions	(152,589)	(106,075)
Share transactions - net increase (decrease)	839,456	4,244,822
Total increase (decrease) in net assets	811,752	4,552,253

Net Assets
Beginning of period	7,414,252	2,861,999
End of period (including undistributed net investment income of $2,249 and $1,495, respectively)	$ 8,226,004	$ 7,414,252

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48
Income from Investment Operations
Net investment income (loss) E	.418	.718	.840	.821	.809	.811
Net realized and unrealized gain (loss)	.483	3.808	4.571	.771	4.667	4.020
Total from investment operations	.901	4.526	5.411	1.592	5.476	4.831
Distributions from net investment income	(.404)	(.677)	(.900)	(.794)	(.819)	(.791)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.041)	(1.016)	(1.121)	(.962)	(1.036)	(.901)
Net asset value, end of period	$ 58.14	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41
Total ReturnB, C, D	1.55%	8.32%	10.86%	3.29%	12.13%	11.70%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.44%A	1.27%	1.59%	1.68%	1.66%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276	$ 220	$ 424	$ 213	$ 187	$ 260
Portfolio turnover rateF	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48
Income from Investment Operations
Net investment income (loss) E	.346	.579	.706	.699	.685	.701
Net realized and unrealized gain (loss)	.493	3.796	4.576	.769	4.672	4.025
Total from investment operations	.839	4.375	5.282	1.468	5.357	4.726
Distributions from net investment income	(.332)	(.546)	(.771)	(.680)	(.690)	(.676)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(.969)	(.885)	(.992)	(.848)	(.907)	(.786)
Net asset value, end of period	$ 58.14	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42
Total ReturnB, C, D	1.44%	8.04%	10.59%	3.03%	11.85%	11.43%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.18%A	1.02%	1.34%	1.43%	1.41%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 186	$ 190	$ 190	$ 175	$ 40	$ 54
Portfolio turnover rateF	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45
Income from Investment Operations
Net investment income (loss) E	.199	.295	.444	.454	.443	.476
Net realized and unrealized gain (loss)	.483	3.791	4.564	.761	4.668	4.020
Total from investment operations	.682	4.086	5.008	1.215	5.111	4.496
Distributions from net investment income	(.205)	(.297)	(.557)	(.437)	(.454)	(.456)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(.842)	(.636)	(.778)	(.605)	(.671)	(.566)
Net asset value, end of period	$ 57.95	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38
Total ReturnB, C, D	1.17%	7.51%	10.03%	2.50%	11.30%	10.87%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.68%A	.52%	.84%	.93%	.91%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163	$ 156	$ 113	$ 170	$ 172	$ 159
Portfolio turnover rateF	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49
Income from Investment Operations
Net investment income (loss) D	.492	.866	.969	.942	.933	.924
Net realized and unrealized gain (loss)	.490	3.805	4.563	.775	4.668	4.020
Total from investment operations	.982	4.671	5.532	1.717	5.601	4.944
Distributions from net investment income	(.475)	(.832)	(1.031)	(.919)	(.944)	(.904)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.112)	(1.171)	(1.252)	(1.087)	(1.161)	(1.014)
Net asset value, end of period	$ 58.14	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42
Total ReturnB, C	1.69%	8.60%	11.12%	3.55%	12.41%	11.98%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.68%A	1.52%	1.84%	1.93%	1.91%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,564	$ 6,818	$ 2,108	$ 1,521	$ 1,463	$ 1,026
Portfolio turnover rateE	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48
Income from Investment Operations
Net investment income (loss) D	.491	.863	.969	.944	.930	.922
Net realized and unrealized gain (loss)	.491	3.798	4.573	.763	4.671	4.032
Total from investment operations	.982	4.661	5.542	1.707	5.601	4.954
Distributions from net investment income	(.475)	(.832)	(1.031)	(.919)	(.944)	(.904)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.112)	(1.171)	(1.252)	(1.087)	(1.161)	(1.014)
Net asset value, end of period	$ 58.13	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42
Total ReturnB, C	1.69%	8.58%	11.14%	3.53%	12.41%	12.00%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.68%A	1.52%	1.84%	1.93%	1.91%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 30	$ 27	$ 25	$ 28	$ 37
Portfolio turnover rateE	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.4
Fidelity Blue Chip Growth Fund	5.0	5.1
Fidelity Equity-Income Fund	7.8	7.8
Fidelity Large Cap Stock Fund	5.8	5.9
Fidelity Series 100 Index Fund	5.0	5.2
Fidelity Series Broad Market Opportunities Fund	8.9	8.9
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	38.7	39.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	4.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.8
Fidelity Strategic Income Fund	1.8	1.9
	3.5	3.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.7
Fidelity Strategic Real Return Fund	6.8	6.7
Fidelity Total Bond Fund	20.3	20.2
	33.8	33.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.6	9.4
Fidelity Short-Term Bond Fund	9.6	9.3
	19.2	18.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Six months ago
Domestic Equity Funds	39.1%
International Equity Funds	4.9%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.6%
Short-Term Funds	18.7%

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	18,092	$ 340,311
Fidelity Blue Chip Growth Fund (b)	4,653	315,869
Fidelity Equity-Income Fund (b)	8,483	485,711
Fidelity Large Cap Stock Fund (b)	13,501	364,127
Fidelity Series 100 Index Fund (b)	24,581	315,869
Fidelity Series Broad Market Opportunities Fund (b)	37,553	558,411
Fidelity Series Small Cap Opportunities Fund (b)	3,834	48,884
TOTAL DOMESTIC EQUITY FUNDS		2,429,182
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	7,812	298,947
TOTAL EQUITY FUNDS (Cost $2,499,833)		2,728,129
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund (b)	11,325	110,303
Fidelity Strategic Income Fund (b)	10,270	110,303
TOTAL HIGH YIELD FIXED-INCOME FUNDS		220,606

	Shares	Value
Investment Grade Fixed-Income Funds - 33.8%
Fidelity Government Income Fund (b)	39,463	$ 423,038
Fidelity Strategic Real Return Fund (b)	46,386	423,039
Fidelity Total Bond Fund (b)	117,092	1,271,623
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,117,700
TOTAL FIXED-INCOME FUNDS (Cost $2,317,798)		2,338,306
Short-Term Funds - 19.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	600,401	600,401
Fidelity Short-Term Bond Fund (b)	69,652	600,401
TOTAL SHORT-TERM FUNDS (Cost $1,197,502)		1,200,802
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,015,133)	6,267,237
NET OTHER ASSETS (LIABILITIES) - 0.0%	(313)
NET ASSETS - 100%	$ 6,266,924
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 210,994	$ 136,785	$ 40,102	$ 1,736	$ 298,947
Fidelity Advisor Mid Cap II Fund Institutional Class	232,405	192,136	52,957	-	340,311
Fidelity Blue Chip Growth Fund	218,622	145,792	53,785	307	315,869
Fidelity Capital & Income Fund	79,097	50,229	16,215	1,834	110,303
Fidelity Equity-Income Fund	337,591	238,710	61,534	5,198	485,711
Fidelity Government Income Fund	290,332	182,703	62,692	2,633	423,038
Fidelity Institutional Money Market Portfolio Institutional Class	403,677	267,533	70,808	231	600,401
Fidelity Large Cap Stock Fund	254,270	170,928	50,242	1,853	364,127
Fidelity Series 100 Index Fund	222,168	142,523	49,222	5,313	315,869
Fidelity Series Broad Market Opportunities Fund	384,827	274,338	84,802	1,974	558,411
Fidelity Series Small Cap Opportunities Fund	32,194	25,777	8,699	128	48,884
Fidelity Short-Term Bond Fund	403,012	265,865	70,541	2,232	600,401
Fidelity Strategic Income Fund	79,769	49,425	15,485	1,632	110,303
Fidelity Strategic Real Return Fund	287,224	198,569	47,053	3,969	423,039
Fidelity Total Bond Fund	869,392	554,606	172,834	14,962	1,271,623
Total	$ 4,305,574	$ 2,895,919	$ 856,971	$ 44,002	$ 6,267,237
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $6,015,133) - See accompanying schedule		$ 6,267,237
Receivable for investments sold		49,643
Total assets		6,316,880

Liabilities
Payable for investments purchased	$ 49,646
Distribution and service plan fees payable	310
Total liabilities		49,956

Net Assets		$ 6,266,924
Net Assets consist of:
Paid in capital		$ 6,042,553
Undistributed net investment income		1,590
Accumulated undistributed net realized gain (loss) on investments		(29,323)
Net unrealized appreciation (depreciation) on investments		252,104
Net Assets		$ 6,266,924

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($685,202 ÷ 11,583.99 shares)		$ 59.15

Maximum offering price per share (100/94.25 of $59.15)		$ 62.76
Class T: Net Asset Value and redemption price per share ($361,327 ÷ 6,105.15 shares)		$ 59.18

Maximum offering price per share (100/96.50 of $59.18)		$ 61.33

Class C: Net Asset Value and offering price per share ($51,126 ÷ 866.28 shares)A		$ 59.02

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($5,138,966 ÷ 86,860.80 shares)		$ 59.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,303 ÷ 512.19 shares)		$ 59.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 44,002

Expenses
Distribution and service plan fees	$ 1,232
Independent trustees' compensation	11
Total expenses before reductions	1,243
Expense reductions	(11)	1,232
Net investment income (loss)		42,770
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,464)
Capital gain distributions from underlying funds	112,610
Total net realized gain (loss)		107,146
Change in net unrealized appreciation (depreciation) on underlying funds		(71,822)
Net gain (loss)		35,324
Net increase (decrease) in net assets resulting from operations		$ 78,094

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,770	$ 51,781
Net realized gain (loss)	107,146	53,276
Change in net unrealized appreciation (depreciation)	(71,822)	183,459
Net increase (decrease) in net assets resulting from operations	78,094	288,516
Distributions to shareholders from net investment income	(42,001)	(51,362)
Distributions to shareholders from net realized gain	(13,020)	(8,328)
Total distributions	(55,021)	(59,690)
Share transactions - net increase (decrease)	1,938,436	1,928,159
Total increase (decrease) in net assets	1,961,509	2,156,985

Net Assets
Beginning of period	4,305,415	2,148,430
End of period (including undistributed net investment income of $1,590 and $821, respectively)	$ 6,266,924	$ 4,305,415

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97
Income from Investment Operations
Net investment income (loss) E	.430	.735	.906	.793	.750	.743
Net realized and unrealized gain (loss)	.479	4.084	4.920	.712	4.846	4.098
Total from investment operations	.909	4.819	5.826	1.505	5.596	4.841
Distributions from net investment income	(.393)	(.708)	(.879)	(.789)	(.796)	(.771)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.539)	(.849)	(1.106)	(.945)	(.996)	(.881)
Net asset value, end of period	$ 59.15	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93
Total ReturnB, C, D	1.54%	8.84%	11.79%	3.13%	12.52%	11.87%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.45%A	1.28%	1.73%	1.64%	1.55%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 685	$ 526	$ 304	$ 139	$ 108	$ 45
Portfolio turnover rateF	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) E	.345	.587	.781	.668	.630	.638
Net realized and unrealized gain (loss)	.485	4.098	4.911	.713	4.851	4.092
Total from investment operations	.830	4.685	5.692	1.381	5.481	4.730
Distributions from net investment income	(.334)	(.534)	(.725)	(.675)	(.671)	(.670)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.480)	(.675)	(.952)	(.831)	(.871)	(.780)
Net asset value, end of period	$ 59.18	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92
Total ReturnB, C, D	1.41%	8.58%	11.50%	2.87%	12.26%	11.59%
Ratios to Average Net Assets F, G
Expenses before reductions	.51%A, H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51%A, H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.51%A, H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.19%A	1.03%	1.48%	1.39%	1.30%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 361	$ 39	$ 85	$ 298	$ 130	$ 116
Portfolio turnover rateF	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95
Income from Investment Operations
Net investment income (loss) E	.207	.303	.508	.430	.387	.412
Net realized and unrealized gain (loss)	.484	4.086	4.915	.730	4.848	4.087
Total from investment operations	.691	4.389	5.423	1.160	5.235	4.499
Distributions from net investment income	(.215)	(.318)	(.556)	(.374)	(.435)	(.449)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.361)	(.459)	(.783)	(.530)	(.635)	(.559)
Net asset value, end of period	$ 59.02	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89
Total ReturnB, C, D	1.17%	8.04%	10.93%	2.40%	11.70%	11.01%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.70%A	.53%	.97%	.89%	.80%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51	$ 33	$ 31	$ 9	$ 184	$ 174
Portfolio turnover rateF	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) D	.504	.878	1.040	.913	.878	.856
Net realized and unrealized gain (loss)	.478	4.094	4.914	.711	4.844	4.091
Total from investment operations	.982	4.972	5.954	1.624	5.722	4.947
Distributions from net investment income	(.466)	(.851)	(1.007)	(.908)	(.912)	(.887)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.612)	(.992)	(1.234)	(1.064)	(1.112)	(.997)
Net asset value, end of period	$ 59.16	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Total ReturnB, C	1.67%	9.13%	12.06%	3.39%	12.82%	12.14%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.70%A	1.53%	1.98%	1.88%	1.80%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,139	$ 3,677	$ 1,702	$ 1,309	$ 1,666	$ 622
Portfolio turnover rateE	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) D	.505	.877	1.039	.912	.870	.855
Net realized and unrealized gain (loss)	.477	4.095	4.915	.712	4.852	4.092
Total from investment operations	.982	4.972	5.954	1.624	5.722	4.947
Distributions from net investment income	(.466)	(.851)	(1.007)	(.908)	(.912)	(.887)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.612)	(.992)	(1.234)	(1.064)	(1.112)	(.997)
Net asset value, end of period	$ 59.16	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Total ReturnB, C	1.67%	9.13%	12.06%	3.39%	12.82%	12.14%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.70%A	1.53%	1.98%	1.88%	1.80%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 30	$ 27	$ 24	$ 27	$ 36
Portfolio turnover rateE	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.7
Fidelity Blue Chip Growth Fund	5.3	5.4
Fidelity Equity-Income Fund	8.2	8.3
Fidelity Large Cap Stock Fund	6.2	6.2
Fidelity Series 100 Index Fund	5.4	5.4
Fidelity Series Broad Market Opportunities Fund	9.5	9.5
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	41.2	41.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.6	5.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.0
Fidelity Strategic Income Fund	2.0	2.1
	4.0	4.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.4	6.4
Fidelity Strategic Real Return Fund	6.5	6.4
Fidelity Total Bond Fund	19.4	19.3
	32.3	32.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.4	8.4
Fidelity Short-Term Bond Fund	8.5	8.4
	16.9	16.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Six months ago
Domestic Equity Funds	41.3%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.8%

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.8%
	Shares	Value
Domestic Equity Funds - 41.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	78,143	$ 1,469,869
Fidelity Blue Chip Growth Fund (b)	20,115	1,365,424
Fidelity Equity-Income Fund (b)	36,703	2,101,632
Fidelity Large Cap Stock Fund (b)	58,373	1,574,313
Fidelity Series 100 Index Fund (b)	106,259	1,365,424
Fidelity Series Broad Market Opportunities Fund (b)	162,405	2,414,966
Fidelity Series Small Cap Opportunities Fund (b)	16,383	208,889
TOTAL DOMESTIC EQUITY FUNDS		10,500,517
International Equity Funds - 5.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	37,276	1,426,562
TOTAL EQUITY FUNDS (Cost $11,116,374)		11,927,079
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund (b)	52,570	512,034
Fidelity Strategic Income Fund (b)	47,675	512,034
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,024,068

	Shares	Value
Investment Grade Fixed-Income Funds - 32.3%
Fidelity Government Income Fund (b)	153,036	$ 1,640,547
Fidelity Strategic Real Return Fund (b)	179,885	1,640,547
Fidelity Total Bond Fund (b)	453,659	4,926,734
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		8,207,828
TOTAL FIXED-INCOME FUNDS (Cost $9,163,780)		9,231,896
Short-Term Funds - 16.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	2,157,676	2,157,676
Fidelity Short-Term Bond Fund (b)	250,310	2,157,675
TOTAL SHORT-TERM FUNDS (Cost $4,301,705)		4,315,351
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $24,581,859)	25,474,326
NET OTHER ASSETS (LIABILITIES) - 0.0%	(405)
NET ASSETS - 100%	$ 25,473,921
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,306,846	$ 319,497	$ 142,002	$ 9,771	$ 1,426,562
Fidelity Advisor Mid Cap II Fund Institutional Class	1,308,725	502,860	185,753	-	1,469,869
Fidelity Blue Chip Growth Fund	1,228,892	307,039	196,604	1,634	1,365,424
Fidelity Capital & Income Fund	474,251	111,398	57,468	9,975	512,034
Fidelity Equity-Income Fund	1,898,967	531,351	192,461	27,235	2,101,632
Fidelity Government Income Fund	1,475,362	319,415	207,733	12,074	1,640,547
Fidelity Institutional Money Market Portfolio Institutional Class	1,928,320	447,364	218,008	975	2,157,676
Fidelity Large Cap Stock Fund	1,430,243	359,273	173,215	9,451	1,574,313
Fidelity Series 100 Index Fund	1,247,581	275,218	170,311	27,023	1,365,424
Fidelity Series Broad Market Opportunities Fund	2,166,880	611,524	292,471	10,037	2,414,966
Fidelity Series Small Cap Opportunities Fund	182,716	62,911	34,398	671	208,889
Fidelity Short-Term Bond Fund	1,925,259	445,734	220,494	9,476	2,157,675
Fidelity Strategic Income Fund	478,222	108,680	55,393	8,861	512,034
Fidelity Strategic Real Return Fund	1,460,077	404,213	148,104	18,982	1,640,547
Fidelity Total Bond Fund	4,417,893	995,576	567,453	68,205	4,926,734
Total	$ 22,930,234	$ 5,802,053	$ 2,861,868	$ 214,370	$ 25,474,326
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $24,581,859) - See accompanying schedule		$ 25,474,326
Cash		2
Receivable for investments sold		207,415
Receivable for fund shares sold		40,198
Total assets		25,721,941

Liabilities
Payable for investments purchased	$ 247,620
Distribution and service plan fees payable	400
Total liabilities		248,020

Net Assets		$ 25,473,921
Net Assets consist of:
Paid in capital		$ 24,316,416
Undistributed net investment income		5,474
Accumulated undistributed net realized gain (loss) on investments		259,564
Net unrealized appreciation (depreciation) on investments		892,467
Net Assets		$ 25,473,921

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($723,884 ÷ 12,046.74 shares)		$ 60.09

Maximum offering price per share (100/94.25 of $60.09)		$ 63.76
Class T: Net Asset Value and redemption price per share ($337,034 ÷ 5,608.58 shares)		$ 60.09

Maximum offering price per share (100/96.50 of $60.09)		$ 62.27

Class C: Net Asset Value and offering price per share ($137,410 ÷ 2,292.59 shares)A		$ 59.94

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($24,149,583 ÷ 401,912.82 shares)		$ 60.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($126,010 ÷ 2,097.09 shares)		$ 60.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 214,370

Expenses
Distribution and service plan fees	$ 2,141
Independent trustees' compensation	56
Total expenses before reductions	2,197
Expense reductions	(56)	2,141
Net investment income (loss)		212,229
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(21,257)
Capital gain distributions from underlying funds	576,994
Total net realized gain (loss)		555,737
Change in net unrealized appreciation (depreciation) on underlying funds		(374,837)
Net gain (loss)		180,900
Net increase (decrease) in net assets resulting from operations		$ 393,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 212,229	$ 183,174
Net realized gain (loss)	555,737	216,043
Change in net unrealized appreciation (depreciation)	(374,837)	560,204
Net increase (decrease) in net assets resulting from operations	393,129	959,421
Distributions to shareholders from net investment income	(211,142)	(180,281)
Distributions to shareholders from net realized gain	(62,223)	(25,118)
Total distributions	(273,365)	(205,399)
Share transactions - net increase (decrease)	2,423,181	14,133,535
Total increase (decrease) in net assets	2,542,945	14,887,557

Net Assets
Beginning of period	22,930,976	8,043,419
End of period (including undistributed net investment income of $5,474 and $4,387, respectively)	$ 25,473,921	$ 22,930,976

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16
Income from Investment Operations
Net investment income (loss) E	.446	.733	.868	.792	.802	.789
Net realized and unrealized gain (loss)	.469	4.363	5.348	.666	4.972	4.116
Total from investment operations	.915	5.096	6.216	1.458	5.774	4.905
Distributions from net investment income	(.437)	(.713)	(.879)	(.794)	(.815)	(.785)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.585)	(.876)	(1.106)	(.948)	(1.024)	(.895)
Net asset value, end of period	$ 60.09	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17
Total ReturnB, C, D	1.53%	9.23%	12.49%	3.02%	12.85%	11.96%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%A	1.25%	1.64%	1.63%	1.65%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 724	$ 699	$ 122	$ 133	$ 133	$ 359
Portfolio turnover rateF	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16
Income from Investment Operations
Net investment income (loss) E	.371	.580	.738	.672	.682	.678
Net realized and unrealized gain (loss)	.460	4.379	5.346	.678	4.975	4.107
Total from investment operations	.831	4.959	6.084	1.350	5.657	4.785
Distributions from net investment income	(.363)	(.576)	(.767)	(.676)	(.668)	(.675)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.511)	(.739)	(.994)	(.830)	(.877)	(.785)
Net asset value, end of period	$ 60.09	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16
Total ReturnB, C, D	1.39%	8.97%	12.21%	2.79%	12.57%	11.66%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.23%A	1.00%	1.39%	1.38%	1.40%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 337	$ 338	$ 326	$ 128	$ 130	$ 328
Portfolio turnover rateF	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16
Income from Investment Operations
Net investment income (loss) E	.213	.293	.471	.427	.438	.454
Net realized and unrealized gain (loss)	.471	4.369	5.346	.662	4.974	4.117
Total from investment operations	.684	4.662	5.817	1.089	5.412	4.571
Distributions from net investment income	(.246)	(.339)	(.540)	(.435)	(.453)	(.431)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.394)	(.502)	(.767)	(.589)	(.662)	(.541)
Net asset value, end of period	$ 59.94	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19
Total ReturnB, C, D	1.14%	8.43%	11.65%	2.24%	12.01%	11.13%
Ratios to Average Net Assets F, G
Expenses before reductions	1.02%A, H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.02%A, H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.02%A, H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.71%A	.50%	.89%	.88%	.90%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137	$ 37	$ 18	$ 33	$ 49	$ 51
Portfolio turnover rateF	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Income from Investment Operations
Net investment income (loss) D	.521	.874	1.003	.914	.925	.900
Net realized and unrealized gain (loss)	.469	4.376	5.340	.680	4.965	4.115
Total from investment operations	.990	5.250	6.343	1.594	5.890	5.015
Distributions from net investment income	(.512)	(.867)	(1.016)	(.920)	(.941)	(.895)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.660)	(1.030)	(1.243)	(1.074)	(1.150)	(1.005)
Net asset value, end of period	$ 60.09	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Total ReturnB, C	1.65%	9.52%	12.76%	3.30%	13.12%	12.24%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.50%	1.89%	1.88%	1.90%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,150	$ 21,766	$ 7,494	$ 5,405	$ 5,783	$ 5,383
Portfolio turnover rateE	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Income from Investment Operations
Net investment income (loss) D	.520	.871	1.011	.916	.923	.899
Net realized and unrealized gain (loss)	.470	4.379	5.332	.678	4.967	4.116
Total from investment operations	.990	5.250	6.343	1.594	5.890	5.015
Distributions from net investment income	(.512)	(.867)	(1.016)	(.920)	(.941)	(.895)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.660)	(1.030)	(1.243)	(1.074)	(1.150)	(1.005)
Net asset value, end of period	$ 60.09	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Total ReturnB, C	1.65%	9.52%	12.76%	3.30%	13.12%	12.24%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.50%	1.89%	1.88%	1.90%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126	$ 91	$ 83	$ 24	$ 27	$ 36
Portfolio turnover rateE	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	5.9
Fidelity Blue Chip Growth Fund	5.6	5.6
Fidelity Equity-Income Fund	8.6	8.6
Fidelity Large Cap Stock Fund	6.4	6.5
Fidelity Series 100 Index Fund	5.6	5.6
Fidelity Series Broad Market Opportunities Fund	9.9	9.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.8
	43.0	42.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.4	6.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.2
Fidelity Strategic Income Fund	2.2	2.3
	4.4	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	6.2
Fidelity Strategic Real Return Fund	6.1	6.1
Fidelity Total Bond Fund	18.4	18.4
	30.6	30.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.8
Fidelity Short-Term Bond Fund	7.8	7.7
	15.6	15.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Six months ago
Domestic Equity Funds	42.8%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.7%
Short-Term Funds	15.5%

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	53,000	$ 996,938
Fidelity Blue Chip Growth Fund (b)	13,636	925,609
Fidelity Equity-Income Fund (b)	24,885	1,424,908
Fidelity Large Cap Stock Fund (b)	39,609	1,068,266
Fidelity Series 100 Index Fund (b)	72,032	925,609
Fidelity Series Broad Market Opportunities Fund (b)	110,215	1,638,892
Fidelity Series Small Cap Opportunities Fund (b)	11,189	142,657
TOTAL DOMESTIC EQUITY FUNDS		7,122,879
International Equity Funds - 6.4%
Fidelity Advisor International Discovery Fund Institutional Class (b)	27,741	1,061,631
TOTAL EQUITY FUNDS (Cost $7,352,270)		8,184,510
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund (b)	37,468	364,936
Fidelity Strategic Income Fund (b)	33,979	364,936
TOTAL HIGH YIELD FIXED-INCOME FUNDS		729,872

	Shares	Value
Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund (b)	94,700	$ 1,015,184
Fidelity Strategic Real Return Fund (b)	111,314	1,015,184
Fidelity Total Bond Fund (b)	280,743	3,048,870
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,079,238
TOTAL FIXED-INCOME FUNDS (Cost $5,720,873)		5,809,110
Short-Term Funds - 15.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	1,297,180	1,297,180
Fidelity Short-Term Bond Fund (b)	150,485	1,297,180
TOTAL SHORT-TERM FUNDS (Cost $2,584,568)		2,594,360
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,657,711)	16,587,980
NET OTHER ASSETS (LIABILITIES) - 0.0%	(358)
NET ASSETS - 100%	$ 16,587,622
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,026,963	$ 184,398	$ 107,306	$ 7,199	$ 1,061,631
Fidelity Advisor Mid Cap II Fund Institutional Class	939,878	295,389	134,907	-	996,938
Fidelity Blue Chip Growth Fund	883,698	167,182	144,433	1,099	925,609
Fidelity Capital & Income Fund	357,000	58,848	39,693	7,050	364,936
Fidelity Equity-Income Fund	1,364,041	296,587	145,359	18,172	1,424,908
Fidelity Government Income Fund	976,553	140,309	134,628	7,453	1,015,184
Fidelity Institutional Money Market Portfolio Institutional Class	1,227,131	209,225	139,176	582	1,297,180
Fidelity Large Cap Stock Fund	1,027,000	192,455	123,987	6,358	1,068,266
Fidelity Series 100 Index Fund	898,054	145,200	127,503	18,035	925,609
Fidelity Series Broad Market Opportunities Fund	1,556,146	340,586	211,862	6,777	1,638,892
Fidelity Series Small Cap Opportunities Fund	130,853	37,352	24,102	452	142,657
Fidelity Short-Term Bond Fund	1,225,107	204,322	136,555	5,655	1,297,180
Fidelity Strategic Income Fund	360,037	58,691	40,028	6,261	364,936
Fidelity Strategic Real Return Fund	966,081	188,477	92,535	11,522	1,015,184
Fidelity Total Bond Fund	2,927,151	439,564	367,750	42,036	3,048,870
Total	$ 15,865,693	$ 2,958,585	$ 1,969,824	$ 138,651	$ 16,587,980
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $15,657,711) - See accompanying schedule		$ 16,587,980
Cash		4
Receivable for investments sold		102,934
Receivable for fund shares sold		88,000
Total assets		16,778,918

Liabilities
Payable for investments purchased	$ 190,935
Distribution and service plan fees payable	361
Total liabilities		191,296

Net Assets		$ 16,587,622
Net Assets consist of:
Paid in capital		$ 15,398,637
Undistributed net investment income		4,205
Accumulated undistributed net realized gain (loss) on investments		254,511
Net unrealized appreciation (depreciation) on investments		930,269
Net Assets		$ 16,587,622

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($282,242 ÷ 4,737.586 shares)		$ 59.58

Maximum offering price per share (100/94.25 of $59.58)		$ 63.21
Class T: Net Asset Value and redemption price per share ($17,868 ÷ 299.340 shares)		$ 59.69

Maximum offering price per share (100/96.50 of $59.69)		$ 61.85

Class C: Net Asset Value and offering price per share ($352,930 ÷ 5,947.541 shares)A		$ 59.34

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($15,903,938 ÷ 266,940.140 shares)		$ 59.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,644 ÷ 514.294 shares)		$ 59.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 138,651

Expenses
Distribution and service plan fees	$ 2,160
Independent trustees' compensation	38
Total expenses before reductions	2,198
Expense reductions	(38)	2,160
Net investment income (loss)		136,491
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,989)
Capital gain distributions from underlying funds	388,137
Total net realized gain (loss)		386,148
Change in net unrealized appreciation (depreciation) on underlying funds		(264,486)
Net gain (loss)		121,662
Net increase (decrease) in net assets resulting from operations		$ 258,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 136,491	$ 176,350
Net realized gain (loss)	386,148	187,597
Change in net unrealized appreciation (depreciation)	(264,486)	629,689
Net increase (decrease) in net assets resulting from operations	258,153	993,636
Distributions to shareholders from net investment income	(135,305)	(174,314)
Distributions to shareholders from net realized gain	(191,237)	(29,274)
Total distributions	(326,542)	(203,588)
Share transactions - net increase (decrease)	790,637	9,175,334
Total increase (decrease) in net assets	722,248	9,965,382

Net Assets
Beginning of period	15,865,374	5,899,992
End of period (including undistributed net investment income of $4,205 and $3,019, respectively)	$ 16,587,622	$ 15,865,374

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69
Income from Investment Operations
Net investment income (loss) E	.444	.740	.886	.815	.791	.718
Net realized and unrealized gain (loss)	.455	4.505	5.568	.598	5.066	4.180
Total from investment operations	.899	5.245	6.454	1.413	5.857	4.898
Distributions from net investment income	(.438)	(.700)	(.896)	(.796)	(.801)	(.713)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.159)	(.855)	(1.124)	(.943)	(.977)	(.818)
Net asset value, end of period	$ 59.58	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77
Total ReturnB, C, D	1.50%	9.51%	13.06%	2.94%	13.15%	12.08%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%A	1.27%	1.67%	1.68%	1.63%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 282	$ 257	$ 145	$ 86	$ 72	$ 66
Portfolio turnover rateF	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69
Income from Investment Operations
Net investment income (loss) E	.369	.597	.745	.715	.655	.603
Net realized and unrealized gain (loss)	.454	4.507	5.590	.598	5.076	4.182
Total from investment operations	.823	5.104	6.335	1.313	5.731	4.785
Distributions from net investment income	(.362)	(.549)	(.757)	(.636)	(.665)	(.590)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.083)	(.704)	(.985)	(.783)	(.841)	(.695)
Net asset value, end of period	$ 59.69	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78
Total ReturnB, C, D	1.37%	9.23%	12.78%	2.72%	12.85%	11.79%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.51%H	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.51%H	.46%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.51%H	.46%	.50%	.50%
Net investment income (loss)	1.23%A	1.03%	1.41%	1.48%	1.38%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 17	$ 15	$ 13	$ 15	$ 45
Portfolio turnover rateF	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67
Income from Investment Operations
Net investment income (loss) E	.218	.303	.486	.451	.428	.385
Net realized and unrealized gain (loss)	.447	4.486	5.561	.604	5.060	4.185
Total from investment operations	.665	4.789	6.047	1.055	5.488	4.570
Distributions from net investment income	(.244)	(.324)	(.559)	(.448)	(.452)	(.385)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(.965)	(.479)	(.787)	(.595)	(.628)	(.490)
Net asset value, end of period	$ 59.34	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75
Total ReturnB, C, D	1.11%	8.68%	12.21%	2.19%	12.30%	11.26%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%A	.52%	.92%	.93%	.88%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 353	$ 315	$ 312	$ 270	$ 186
Portfolio turnover rateF	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69
Income from Investment Operations
Net investment income (loss) D	.519	.888	1.015	.935	.917	.821
Net realized and unrealized gain (loss)	.453	4.502	5.567	.608	5.062	4.178
Total from investment operations	.972	5.390	6.582	1.543	5.979	4.999
Distributions from net investment income	(.511)	(.845)	(1.024)	(.916)	(.923)	(.824)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.232)	(1.000)	(1.252)	(1.063)	(1.099)	(.929)
Net asset value, end of period	$ 59.58	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76
Total ReturnB, C	1.62%	9.78%	13.33%	3.22%	13.43%	12.34%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.52%	1.92%	1.93%	1.88%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,904	$ 15,175	$ 5,367	$ 3,558	$ 3,962	$ 1,628
Portfolio turnover rateE	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69
Income from Investment Operations
Net investment income (loss) D	.523	.885	1.020	.936	.911	.825
Net realized and unrealized gain (loss)	.449	4.505	5.562	.607	5.058	4.184
Total from investment operations	.972	5.390	6.582	1.543	5.969	5.009
Distributions from net investment income	(.511)	(.845)	(1.024)	(.916)	(.923)	(.824)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.232)	(1.000)	(1.252)	(1.063)	(1.099)	(.929)
Net asset value, end of period	$ 59.58	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77
Total ReturnB, C	1.62%	9.78%	13.33%	3.22%	13.41%	12.36%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.52%	1.92%	1.93%	1.88%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 63	$ 57	$ 24	$ 27	$ 36
Portfolio turnover rateE	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.1
Fidelity Blue Chip Growth Fund	5.7	5.7
Fidelity Equity-Income Fund	8.9	8.8
Fidelity Large Cap Stock Fund	6.6	6.7
Fidelity Series 100 Index Fund	5.7	5.8
Fidelity Series Broad Market Opportunities Fund	10.2	10.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.2	44.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.2	7.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.4
Fidelity Strategic Income Fund	2.4	2.4
	4.7	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	6.0
Fidelity Strategic Real Return Fund	6.0	5.9
Fidelity Total Bond Fund	17.8	18.0
	29.7	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.1	7.0
Fidelity Short-Term Bond Fund	7.1	7.0
	14.2	14.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Six months ago
Domestic Equity Funds	44.1%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.0%

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	27,446	$ 516,264
Fidelity Blue Chip Growth Fund (b)	7,065	479,567
Fidelity Equity-Income Fund (b)	12,891	738,116
Fidelity Large Cap Stock Fund (b)	20,534	553,795
Fidelity Series 100 Index Fund (b)	37,320	479,567
Fidelity Series Broad Market Opportunities Fund (b)	57,042	848,208
Fidelity Series Small Cap Opportunities Fund (b)	5,756	73,395
TOTAL DOMESTIC EQUITY FUNDS		3,688,912
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	15,648	598,833
TOTAL EQUITY FUNDS (Cost $3,640,169)		4,287,745
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund (b)	20,208	196,830
Fidelity Strategic Income Fund (b)	18,327	196,830
TOTAL HIGH YIELD FIXED-INCOME FUNDS		393,660

	Shares	Value
Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund (b)	46,136	$ 494,579
Fidelity Strategic Real Return Fund (b)	54,230	494,579
Fidelity Total Bond Fund (b)	136,624	1,483,735
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,472,893
TOTAL FIXED-INCOME FUNDS (Cost $2,850,849)		2,866,553
Short-Term Funds - 14.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	592,995	592,995
Fidelity Short-Term Bond Fund (b)	68,793	592,994
TOTAL SHORT-TERM FUNDS (Cost $1,181,861)		1,185,989
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,672,879)	8,340,287
NET OTHER ASSETS (LIABILITIES) - 0.0%	(868)
NET ASSETS - 100%	$ 8,339,419
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 583,182	$ 147,035	$ 107,653	$ 4,121	$ 598,833
Fidelity Advisor Mid Cap II Fund Institutional Class	490,780	184,728	104,835	-	516,264
Fidelity Blue Chip Growth Fund	460,847	113,138	104,589	579	479,567
Fidelity Capital & Income Fund	193,429	46,755	37,292	3,842	196,830
Fidelity Equity-Income Fund	712,030	199,079	125,805	9,608	738,116
Fidelity Government Income Fund	482,104	102,823	106,508	3,697	494,579
Fidelity Institutional Money Market Portfolio Institutional Class	565,193	133,215	105,413	270	592,995
Fidelity Large Cap Stock Fund	536,114	133,068	101,615	3,343	553,795
Fidelity Series 100 Index Fund	468,251	101,827	95,767	9,882	479,567
Fidelity Series Broad Market Opportunities Fund	811,929	227,846	167,511	3,597	848,208
Fidelity Series Small Cap Opportunities Fund	68,015	24,208	18,145	241	73,395
Fidelity Short-Term Bond Fund	564,256	136,076	109,291	2,624	592,994
Fidelity Strategic Income Fund	195,065	45,796	36,496	3,412	196,830
Fidelity Strategic Real Return Fund	476,961	127,633	86,675	5,744	494,579
Fidelity Total Bond Fund	1,445,928	316,932	303,397	23,753	1,483,735
Total	$ 8,054,084	$ 2,040,159	$ 1,610,992	$ 74,713	$ 8,340,287
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $7,672,879) - See accompanying schedule		$ 8,340,287
Receivable for investments sold		87,775
Total assets		8,428,062

Liabilities
Payable for investments purchased	$ 75,999
Payable for fund shares redeemed	12,461
Distribution and service plan fees payable	183
Total liabilities		88,643

Net Assets		$ 8,339,419
Net Assets consist of:
Paid in capital		$ 7,537,374
Undistributed net investment income		2,056
Accumulated undistributed net realized gain (loss) on investments		132,581
Net unrealized appreciation (depreciation) on investments		667,408
Net Assets		$ 8,339,419

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($301,936 ÷ 5,321.771 shares)		$ 56.74

Maximum offering price per share (100/94.25 of $56.74)		$ 60.20
Class T: Net Asset Value and redemption price per share ($37,001 ÷ 651.718 shares)		$ 56.77

Maximum offering price per share (100/96.50 of $56.77)		$ 58.83

Class C: Net Asset Value and offering price per share ($122,973 ÷ 2,172.622 shares)A		$ 56.60

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($7,821,407 ÷ 137,825.401 shares)		$ 56.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,102 ÷ 988.616 shares)		$ 56.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 74,713

Expenses
Distribution and service plan fees	$ 1,070
Independent trustees' compensation	20
Total expenses before reductions	1,090
Expense reductions	(20)	1,070
Net investment income (loss)		73,643
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,520)
Capital gain distributions from underlying funds	205,510
Total net realized gain (loss)		201,990
Change in net unrealized appreciation (depreciation) on underlying funds		(139,445)
Net gain (loss)		62,545
Net increase (decrease) in net assets resulting from operations		$ 136,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 73,643	$ 103,978
Net realized gain (loss)	201,990	131,313
Change in net unrealized appreciation (depreciation)	(139,445)	393,242
Net increase (decrease) in net assets resulting from operations	136,188	628,533
Distributions to shareholders from net investment income	(73,142)	(103,188)
Distributions to shareholders from net realized gain	(56,924)	(75,104)
Total distributions	(130,066)	(178,292)
Share transactions - net increase (decrease)	279,393	2,842,028
Total increase (decrease) in net assets	285,515	3,292,269

Net Assets
Beginning of period	8,053,904	4,761,635
End of period (including undistributed net investment income of $2,056 and $1,555, respectively)	$ 8,339,419	$ 8,053,904

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21
Income from Investment Operations
Net investment income (loss) E	.448	.718	.906	.717	.796	.727
Net realized and unrealized gain (loss)	.409	4.379	5.480	.618	5.086	4.154
Total from investment operations	.857	5.097	6.386	1.335	5.882	4.881
Distributions from net investment income	(.443)	(.704)	(.852)	(.770)	(.812)	(.796)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.837)	(1.417)	(1.256)	(2.495)	(1.002)	(.901)
Net asset value, end of period	$ 56.74	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19
Total ReturnB, C, D	1.51%	9.76%	13.55%	2.85%	13.38%	12.19%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.37%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.57%A	1.30%	1.80%	1.51%	1.66%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 302	$ 267	$ 229	$ 217	$ 214	$ 200
Portfolio turnover rateF	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22
Income from Investment Operations
Net investment income (loss) E	.378	.581	.781	.599	.676	.620
Net realized and unrealized gain (loss)	.395	4.386	5.484	.599	5.107	4.147
Total from investment operations	.773	4.967	6.265	1.198	5.783	4.767
Distributions from net investment income	(.369)	(.574)	(.721)	(.633)	(.693)	(.682)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.763)	(1.287)	(1.125)	(2.358)	(.883)	(.787)
Net asset value, end of period	$ 56.77	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20
Total ReturnB, C, D	1.36%	9.50%	13.27%	2.55%	13.14%	11.90%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.62%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.32%A	1.05%	1.55%	1.26%	1.41%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 36	$ 27	$ 24	$ 27	$ 35
Portfolio turnover rateF	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23
Income from Investment Operations
Net investment income (loss) E	.234	.305	.529	.358	.434	.403
Net realized and unrealized gain (loss)	.398	4.382	5.469	.615	5.102	4.143
Total from investment operations	.632	4.687	5.998	.973	5.536	4.546
Distributions from net investment income	(.258)	(.344)	(.534)	(.438)	(.446)	(.451)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.652)	(1.057)	(.938)	(2.163)	(.636)	(.556)
Net asset value, end of period	$ 56.60	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22
Total ReturnB, C, D	1.11%	8.96%	12.68%	2.07%	12.55%	11.33%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.12%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.82%A	.55%	1.05%	.76%	.91%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123	$ 122	$ 69	$ 52	$ 22	$ 29
Portfolio turnover rateF	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Income from Investment Operations
Net investment income (loss) D	.520	.856	1.033	.836	.918	.832
Net realized and unrealized gain (loss)	.406	4.380	5.479	.618	5.095	4.147
Total from investment operations	.926	5.236	6.512	1.454	6.013	4.979
Distributions from net investment income	(.512)	(.843)	(.978)	(.889)	(.933)	(.904)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.906)	(1.556)	(1.382)	(2.614)	(1.123)	(1.009)
Net asset value, end of period	$ 56.75	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Total ReturnB, C	1.63%	10.04%	13.83%	3.10%	13.68%	12.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%A, F	.00%F	.00%F	.12%	.00%F	.00%F
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.82%A	1.55%	2.05%	1.76%	1.91%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,821	$ 7,608	$ 4,418	$ 2,991	$ 1,297	$ 1,391
Portfolio turnover rateE	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Income from Investment Operations
Net investment income (loss) D	.517	.856	1.032	.835	.904	.834
Net realized and unrealized gain (loss)	.409	4.380	5.480	.619	5.109	4.145
Total from investment operations	.926	5.236	6.512	1.454	6.013	4.979
Distributions from net investment income	(.512)	(.843)	(.978)	(.889)	(.933)	(.904)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.906)	(1.556)	(1.382)	(2.614)	(1.123)	(1.009)
Net asset value, end of period	$ 56.75	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Total ReturnB, C	1.63%	10.04%	13.83%	3.10%	13.68%	12.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%A, F	.00%F	.00%F	.12%	.00%F	.00%F
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.82%A	1.55%	2.05%	1.76%	1.91%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 21	$ 19	$ 17	$ 19	$ 61
Portfolio turnover rateE	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.2
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Equity-Income Fund	9.0	9.0
Fidelity Large Cap Stock Fund	6.8	6.8
Fidelity Series 100 Index Fund	5.9	5.9
Fidelity Series Broad Market Opportunities Fund	10.4	10.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.2	45.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.6
	5.0	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.7
Fidelity Strategic Real Return Fund	5.7	5.7
Fidelity Total Bond Fund	17.1	17.3
	28.5	28.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.6
Fidelity Short-Term Bond Fund	6.7	6.6
	13.3	13.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.7%
Short-Term Funds	13.2%

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.2%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	31,815	$ 598,440
Fidelity Blue Chip Growth Fund (b)	8,189	555,897
Fidelity Equity-Income Fund (b)	14,926	854,644
Fidelity Large Cap Stock Fund (b)	23,767	640,983
Fidelity Series 100 Index Fund (b)	43,260	555,897
Fidelity Series Broad Market Opportunities Fund (b)	66,121	983,219
Fidelity Series Small Cap Opportunities Fund (b)	6,673	85,086
TOTAL DOMESTIC EQUITY FUNDS		4,274,166
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	19,639	751,595
TOTAL EQUITY FUNDS (Cost $4,400,820)		5,025,761
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund (b)	24,169	235,405
Fidelity Strategic Income Fund (b)	21,919	235,405
TOTAL HIGH YIELD FIXED-INCOME FUNDS		470,810

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund (b)	50,357	$ 539,825
Fidelity Strategic Real Return Fund (b)	59,191	539,825
Fidelity Total Bond Fund (b)	149,036	1,618,530
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,698,180
TOTAL FIXED-INCOME FUNDS (Cost $3,103,126)		3,168,990
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	629,638	629,638
Fidelity Short-Term Bond Fund (b)	73,044	629,638
TOTAL SHORT-TERM FUNDS (Cost $1,252,792)		1,259,276
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,756,738)		9,454,027
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210)
NET ASSETS - 100%		$ 9,453,817
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 705,091	$ 155,006	$ 76,656	$ 5,165	$ 751,595
Fidelity Advisor Mid Cap II Fund Institutional Class	547,182	198,026	81,532	-	598,440
Fidelity Blue Chip Growth Fund	514,535	116,298	85,395	672	555,897
Fidelity Capital & Income Fund	222,186	47,585	26,935	4,615	235,405
Fidelity Equity-Income Fund	794,671	203,668	86,799	11,231	854,644
Fidelity Government Income Fund	506,842	91,039	76,001	4,049	539,825
Fidelity Institutional Money Market Portfolio Institutional Class	583,337	119,746	73,445	290	629,638
Fidelity Large Cap Stock Fund	598,743	133,298	73,441	3,862	640,983
Fidelity Series 100 Index Fund	522,911	104,547	76,342	11,311	555,897
Fidelity Series Broad Market Opportunities Fund	906,306	234,627	127,549	4,168	983,219
Fidelity Series Small Cap Opportunities Fund	76,048	25,773	15,725	280	85,086
Fidelity Short-Term Bond Fund	582,375	119,644	74,517	2,814	629,638
Fidelity Strategic Income Fund	224,086	45,023	24,650	4,100	235,405
Fidelity Strategic Real Return Fund	501,394	116,759	52,739	6,342	539,825
Fidelity Total Bond Fund	1,520,120	284,173	212,846	22,834	1,618,530
Total	$ 8,805,827	$ 1,995,212	$ 1,164,572	$ 81,733	$ 9,454,027
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $8,756,738) - See accompanying schedule		$ 9,454,027
Cash		3
Receivable for investments sold		92,487
Total assets		9,546,517

Liabilities
Payable for investments purchased	$ 92,492
Distribution and service plan fees payable	208
Total liabilities		92,700

Net Assets		$ 9,453,817
Net Assets consist of:
Paid in capital		$ 8,621,453
Undistributed net investment income		2,307
Accumulated undistributed net realized gain (loss) on investments		132,768
Net unrealized appreciation (depreciation) on investments		697,289
Net Assets		$ 9,453,817

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($290,367 ÷ 4,883.5 shares)		$ 59.46

Maximum offering price per share (100/94.25 of $59.46)		$ 63.09
Class T: Net Asset Value and redemption price per share ($97,743 ÷ 1,643.6 shares)		$ 59.47

Maximum offering price per share (100/96.50 of $59.47)		$ 61.63

Class C: Net Asset Value and offering price per share ($127,769 ÷ 2,154.6 shares)A		$ 59.30

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($8,718,681 ÷ 146,670.2 shares)		$ 59.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($219,257 ÷ 3,688.1 shares)		$ 59.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 81,733

Expenses
Distribution and service plan fees	$ 1,115
Independent trustees' compensation	22
Total expenses before reductions	1,137
Expense reductions	(22)	1,115
Net investment income (loss)		80,618
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,212)
Capital gain distributions from underlying funds	238,019
Total net realized gain (loss)		226,807
Change in net unrealized appreciation (depreciation) on underlying funds		(171,227)
Net gain (loss)		55,580
Net increase (decrease) in net assets resulting from operations		$ 136,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,618	$ 94,523
Net realized gain (loss)	226,807	115,866
Change in net unrealized appreciation (depreciation)	(171,227)	345,996
Net increase (decrease) in net assets resulting from operations	136,198	556,385
Distributions to shareholders from net investment income	(80,010)	(93,540)
Distributions to shareholders from net realized gain	(126,265)	(34,674)
Total distributions	(206,275)	(128,214)
Share transactions - net increase (decrease)	718,170	4,186,789
Total increase (decrease) in net assets	648,093	4,614,960

Net Assets
Beginning of period	8,805,724	4,190,764
End of period (including undistributed net investment income of $2,307 and $1,699, respectively)	$ 9,453,817	$ 8,805,724

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29
Income from Investment Operations
Net investment income (loss) E	.448	.741	.840	.782	.799	.753
Net realized and unrealized gain (loss)	.410	4.748	6.014	.504	5.233	4.174
Total from investment operations	.858	5.489	6.854	1.286	6.032	4.927
Distributions from net investment income	(.442)	(.723)	(.903)	(.775)	(.772)	(.758)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.248)	(1.079)	(1.114)	(.916)	(.972)	(.947)
Net asset value, end of period	$ 59.46	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27
Total ReturnB, C, D	1.43%	9.97%	13.98%	2.71%	13.69%	12.29%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.50%A	1.27%	1.60%	1.63%	1.66%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 290	$ 126	$ 20	$ 18	$ 20	$ 27
Portfolio turnover rate F	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29
Income from Investment Operations
Net investment income (loss) E	.375	.592	.719	.662	.681	.645
Net realized and unrealized gain (loss)	.412	4.742	6.008	.490	5.247	4.175
Total from investment operations	.787	5.334	6.727	1.152	5.928	4.820
Distributions from net investment income	(.361)	(.568)	(.776)	(.651)	(.658)	(.651)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.167)	(.924)	(.987)	(.792)	(.858)	(.840)
Net asset value, end of period	$ 59.47	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27
Total ReturnB, C, D	1.31%	9.68%	13.71%	2.42%	13.45%	12.01%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.25%A	1.02%	1.35%	1.38%	1.42%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98	$ 96	$ 88	$ 23	$ 27	$ 35
Portfolio turnover rate F	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30
Income from Investment Operations
Net investment income (loss) E	.223	.300	.448	.424	.439	.426
Net realized and unrealized gain (loss)	.404	4.746	6.020	.490	5.239	4.185
Total from investment operations	.627	5.046	6.468	.914	5.678	4.611
Distributions from net investment income	(.261)	(.340)	(.567)	(.443)	(.408)	(.422)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.067)	(.696)	(.778)	(.584)	(.608)	(.611)
Net asset value, end of period	$ 59.30	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30
Total ReturnB, C, D	1.04%	9.15%	13.15%	1.92%	12.85%	11.47%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.75%A	.52%	.86%	.89%	.91%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 54	$ 49	$ 43	$ 20	$ 27
Portfolio turnover rate F	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Income from Investment Operations
Net investment income (loss) D	.525	.885	.975	.903	.921	.862
Net realized and unrealized gain (loss)	.410	4.738	6.009	.505	5.227	4.183
Total from investment operations	.935	5.623	6.984	1.408	6.148	5.045
Distributions from net investment income	(.509)	(.857)	(1.033)	(.907)	(.898)	(.876)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.315)	(1.213)	(1.244)	(1.048)	(1.098)	(1.065)
Net asset value, end of period	$ 59.44	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26
Total ReturnB, C	1.56%	10.23%	14.27%	2.97%	13.97%	12.59%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75% A	1.52%	1.85%	1.89%	1.92%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,719	$ 8,313	$ 3,894	$ 2,123	$ 2,066	$ 1,672
Portfolio turnover rate E	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Income from Investment Operations
Net investment income (loss) D	.525	.884	.972	.904	.922	.860
Net realized and unrealized gain (loss)	.410	4.739	6.022	.504	5.226	4.185
Total from investment operations	.935	5.623	6.994	1.408	6.148	5.045
Distributions from net investment income	(.509)	(.857)	(1.033)	(.907)	(.898)	(.876)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.315)	(1.213)	(1.244)	(1.048)	(1.098)	(1.065)
Net asset value, end of period	$ 59.45	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26
Total ReturnB, C	1.56%	10.23%	14.29%	2.97%	13.97%	12.59%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75%A	1.52%	1.85%	1.89%	1.92%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219	$ 217	$ 139	$ 122	$ 107	$ 94
Portfolio turnover rate E	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.3
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Equity-Income Fund	9.2	9.2
Fidelity Large Cap Stock Fund	6.9	6.9
Fidelity Series 100 Index Fund	6.0	6.0
Fidelity Series Broad Market Opportunities Fund	10.6	10.5
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.0	45.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.8	8.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.6	2.7
	5.2	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.7
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.7	16.9
	27.9	28.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.1	6.0
Fidelity Short-Term Bond Fund	6.0	5.9
	12.1	11.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds	45.8%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.2%
Short-Term Funds	11.9%

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.8%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	31,049	$ 584,030
Fidelity Blue Chip Growth Fund (b)	7,989	542,314
Fidelity Equity-Income Fund (b)	14,571	834,329
Fidelity Large Cap Stock Fund (b)	23,202	625,747
Fidelity Series 100 Index Fund (b)	42,203	542,314
Fidelity Series Broad Market Opportunities Fund (b)	64,585	960,385
Fidelity Series Small Cap Opportunities Fund (b)	6,544	83,433
TOTAL DOMESTIC EQUITY FUNDS		4,172,552
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	20,711	792,613
TOTAL EQUITY FUNDS (Cost $4,476,525)		4,965,165
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund (b)	24,301	236,695
Fidelity Strategic Income Fund (b)	22,039	236,695
TOTAL HIGH YIELD FIXED-INCOME FUNDS		473,390

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund (b)	47,205	$ 506,039
Fidelity Strategic Real Return Fund (b)	55,487	506,039
Fidelity Total Bond Fund (b)	139,706	1,517,208
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,529,286
TOTAL FIXED-INCOME FUNDS (Cost $3,006,830)		3,002,676
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	550,476	550,476
Fidelity Short-Term Bond Fund (b)	63,860	550,476
TOTAL SHORT-TERM FUNDS (Cost $1,098,352)		1,100,952
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,581,707)		9,068,793
NET OTHER ASSETS (LIABILITIES) - 0.0%		(925)
NET ASSETS - 100%		$ 9,067,868
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 640,937	$ 241,898	$ 61,153	$ 5,137	$ 792,613
Fidelity Advisor Mid Cap II Fund Institutional Class	461,619	242,910	58,859	-	584,030
Fidelity Blue Chip Growth Fund	433,268	163,555	64,097	593	542,314
Fidelity Capital & Income Fund	192,744	70,039	19,131	4,256	236,695
Fidelity Equity-Income Fund	669,628	278,533	59,026	10,308	834,329
Fidelity Government Income Fund	411,552	136,891	58,320	3,488	506,039
Fidelity Institutional Money Market Portfolio Institutional Class	434,802	159,021	43,347	233	550,476
Fidelity Large Cap Stock Fund	504,538	191,231	51,650	3,559	625,747
Fidelity Series 100 Index Fund	440,371	155,299	55,511	10,461	542,314
Fidelity Series Broad Market Opportunities Fund	764,088	320,772	93,207	3,900	960,385
Fidelity Series Small Cap Opportunities Fund	64,339	31,031	11,171	251	83,433
Fidelity Short-Term Bond Fund	434,082	159,319	44,729	2,253	550,476
Fidelity Strategic Income Fund	194,393	68,818	18,111	3,785	236,695
Fidelity Strategic Real Return Fund	407,116	158,020	37,070	5,547	506,039
Fidelity Total Bond Fund	1,234,333	414,792	156,363	19,744	1,517,208
Total	$ 7,287,810	$ 2,792,129	$ 831,745	$ 73,515	$ 9,068,793
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $8,581,707) - See accompanying schedule		$ 9,068,793
Receivable for investments sold		85,698
Total assets		9,154,491

Liabilities
Payable for investments purchased	$ 85,696
Distribution and service plan fees payable	927
Total liabilities		86,623

Net Assets		$ 9,067,868
Net Assets consist of:
Paid in capital		$ 8,429,100
Undistributed net investment income		1,919
Accumulated undistributed net realized gain (loss) on investments		149,763
Net unrealized appreciation (depreciation) on investments		487,086
Net Assets		$ 9,067,868

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($358,694.9 ÷ 5,987.238 shares)		$ 59.91

Maximum offering price per share (100/94.25 of $59.91)		$ 63.56
Class T: Net Asset Value and redemption price per share ($1,151,706.0 ÷ 19,236.651 shares)		$ 59.87

Maximum offering price per share (100/96.50 of $59.87)		$ 62.04

Class C: Net Asset Value and offering price per share ($446,657.9 ÷ 7,486.280 shares)A		$ 59.66

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($7,110,032.0 ÷ 118,658.752 shares)		$ 59.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($777.5 ÷ 12.959 shares)		$ 60.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 73,515

Expenses
Distribution and service plan fees	$ 4,205
Independent trustees' compensation	19
Total expenses before reductions	4,224
Expense reductions	(19)	4,205
Net investment income (loss)		69,310
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,215)
Capital gain distributions from underlying funds	219,735
Total net realized gain (loss)		217,520
Change in net unrealized appreciation (depreciation) on underlying funds		(177,186)
Net gain (loss)		40,334
Net increase (decrease) in net assets resulting from operations		$ 109,644

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,310	$ 88,773
Net realized gain (loss)	217,520	114,779
Change in net unrealized appreciation (depreciation)	(177,186)	356,267
Net increase (decrease) in net assets resulting from operations	109,644	559,819
Distributions to shareholders from net investment income	(68,691)	(88,233)
Distributions to shareholders from net realized gain	(39,965)	(17,586)
Total distributions	(108,656)	(105,819)
Share transactions - net increase (decrease)	1,779,586	2,251,545
Total increase (decrease) in net assets	1,780,574	2,705,545

Net Assets
Beginning of period	7,287,294	4,581,749
End of period (including undistributed net investment income of $1,919 and $1,300, respectively)	$ 9,067,868	$ 7,287,294

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) E	.461	.751	.939	.760	.811	.748
Net realized and unrealized gain (loss)	.376	4.831	6.075	.441	5.306	4.178
Total from investment operations	.837	5.582	7.014	1.201	6.117	4.926
Distributions from net investment income	(.443)	(.734)	(.913)	(.784)	(.771)	(.752)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.717)	(.912)	(1.094)	(.921)	(.927)	(.896)
Net asset value, end of period	$ 59.91	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73
Total ReturnB, C, D	1.39%	10.18%	14.45%	2.56%	14.05%	12.46%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.54%A	1.29%	1.80%	1.60%	1.70%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 359	$ 181	$ 25	$ 27	$ 31	$ 40
Portfolio turnover rate F	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69
Income from Investment Operations
Net investment income (loss) E	.384	.601	.809	.641	.693	.639
Net realized and unrealized gain (loss)	.383	4.822	6.077	.448	5.287	4.183
Total from investment operations	.767	5.423	6.886	1.089	5.980	4.822
Distributions from net investment income	(.373)	(.585)	(.785)	(.672)	(.654)	(.648)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.647)	(.763)	(.966)	(.809)	(.810)	(.792)
Net asset value, end of period	$ 59.87	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72
Total ReturnB, C, D	1.27%	9.89%	14.18%	2.32%	13.73%	12.19%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.29%A	1.04%	1.55%	1.35%	1.45%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,152	$ 420	$ 295	$ 278	$ 288	$ 265
Portfolio turnover rate F	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71
Income from Investment Operations
Net investment income (loss) E	.236	.310	.553	.404	.454	.424
Net realized and unrealized gain (loss)	.373	4.816	6.061	.445	5.293	4.179
Total from investment operations	.609	5.126	6.614	.849	5.747	4.603
Distributions from net investment income	(.255)	(.348)	(.593)	(.452)	(.451)	(.429)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.529)	(.526)	(.774)	(.589)	(.607)	(.573)
Net asset value, end of period	$ 59.66	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74
Total ReturnB, C, D	1.01%	9.35%	13.60%	1.80%	13.17%	11.61%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%A	.54%	1.06%	.85%	.95%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 447	$ 358	$ 357	$ 174	$ 216	$ 119
Portfolio turnover rate F	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) D	.539	.893	1.073	.880	.939	.854
Net realized and unrealized gain (loss)	.374	4.833	6.070	.445	5.291	4.183
Total from investment operations	.913	5.726	7.143	1.325	6.230	5.037
Distributions from net investment income	(.509)	(.868)	(1.042)	(.908)	(.894)	(.863)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.783)	(1.046)	(1.223)	(1.045)	(1.050)	(1.007)
Net asset value, end of period	$ 59.92	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73
Total ReturnB, C	1.52%	10.46%	14.74%	2.82%	14.32%	12.75%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%A	1.54%	2.05%	1.85%	1.95%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,110	$ 6,327	$ 3,904	$ 2,363	$ 2,433	$ 598
Portfolio turnover rate E	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) D	.533	.869	1.108	.873	.929	.851
Net realized and unrealized gain (loss)	.420	4.877	6.065	.452	5.291	4.186
Total from investment operations	.953	5.746	7.173	1.325	6.220	5.037
Distributions from net investment income	(.509)	(.868)	(1.042)	(.908)	(.894)	(.863)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.783)	(1.046)	(1.223)	(1.045)	(1.050)	(1.007)
Net asset value, end of period	$ 60.00	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73
Total ReturnB, C	1.59%	10.49%	14.80%	2.82%	14.30%	12.75%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%A	1.54%	2.05%	1.85%	1.95%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 1	$ 28	$ 103
Portfolio turnover rate E	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	6.4
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Equity-Income Fund	9.4	9.4
Fidelity Large Cap Stock Fund	7.0	7.0
Fidelity Series 100 Index Fund	6.1	6.2
Fidelity Series Broad Market Opportunities Fund	10.8	10.7
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.8	46.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.7	2.8
	5.5	5.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.5
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.5	16.6
	27.5	27.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.3
Fidelity Short-Term Bond Fund	5.3	5.2
	10.6	10.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.6%

Six months ago
Domestic Equity Funds	46.7%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.5%

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.4%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	23,611	$ 444,126
Fidelity Blue Chip Growth Fund (b)	6,074	412,306
Fidelity Equity-Income Fund (b)	11,067	633,692
Fidelity Large Cap Stock Fund (b)	17,622	475,269
Fidelity Series 100 Index Fund (b)	32,086	412,306
Fidelity Series Broad Market Opportunities Fund (b)	49,035	729,152
Fidelity Series Small Cap Opportunities Fund (b)	4,991	63,640
TOTAL DOMESTIC EQUITY FUNDS		3,170,491
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	16,912	647,232
TOTAL EQUITY FUNDS (Cost $3,383,656)		3,817,723
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund (b)	18,976	184,827
Fidelity Strategic Income Fund (b)	17,209	184,827
TOTAL HIGH YIELD FIXED-INCOME FUNDS		369,654

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund (b)	34,798	$ 373,039
Fidelity Strategic Real Return Fund (b)	40,903	373,039
Fidelity Total Bond Fund (b)	103,049	1,119,117
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,865,195
TOTAL FIXED-INCOME FUNDS (Cost $2,179,649)		2,234,849
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	358,821	358,821
Fidelity Short-Term Bond Fund (b)	41,627	358,821
TOTAL SHORT-TERM FUNDS (Cost $713,761)		717,642
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,277,066)		6,770,214
NET OTHER ASSETS (LIABILITIES) - 0.0%		(195)
NET ASSETS - 100%		$ 6,770,019
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 627,406	$ 196,505	$ 147,723	$ 4,112	$ 647,232
Fidelity Advisor Mid Cap II Fund Institutional Class	420,758	187,072	116,041	-	444,126
Fidelity Blue Chip Growth Fund	395,403	127,791	115,717	518	412,306
Fidelity Capital & Income Fund	181,213	55,854	46,538	3,627	184,827
Fidelity Equity-Income Fund	611,104	208,565	143,988	8,061	633,692
Fidelity Government Income Fund	361,466	101,612	102,416	2,800	373,039
Fidelity Institutional Money Market Portfolio Institutional Class	344,380	102,434	87,993	164	358,821
Fidelity Large Cap Stock Fund	459,909	145,618	117,005	2,652	475,269
Fidelity Series 100 Index Fund	401,816	120,327	113,002	7,757	412,306
Fidelity Series Broad Market Opportunities Fund	696,988	241,044	186,509	2,928	729,152
Fidelity Series Small Cap Opportunities Fund	58,296	25,589	18,931	204	63,640
Fidelity Short-Term Bond Fund	343,829	102,668	88,972	1,596	358,821
Fidelity Strategic Income Fund	182,767	54,992	45,908	3,220	184,827
Fidelity Strategic Real Return Fund	357,572	120,507	87,266	4,290	373,039
Fidelity Total Bond Fund	1,084,131	312,079	295,864	15,747	1,119,117
Total	$ 6,527,038	$ 2,102,657	$ 1,713,873	$ 57,676	$ 6,770,214
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $6,277,066) - See accompanying schedule		$ 6,770,214
Receivable for investments sold		70,604
Total assets		6,840,818

Liabilities
Payable for investments purchased	$ 62,603
Payable for fund shares redeemed	8,000
Distribution and service plan fees payable	196
Total liabilities		70,799

Net Assets		$ 6,770,019
Net Assets consist of:
Paid in capital		$ 6,173,423
Undistributed net investment income		1,569
Accumulated undistributed net realized gain (loss) on investments		101,879
Net unrealized appreciation (depreciation) on investments		493,148
Net Assets		$ 6,770,019

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($164,303 ÷ 2,858.08 shares)		$ 57.49

Maximum offering price per share (100/94.25 of $57.49)		$ 61.00
Class T: Net Asset Value and redemption price per share ($187,713 ÷ 3,265.77 shares)		$ 57.48

Maximum offering price per share (100/96.50 of $57.48)		$ 59.56

Class C: Net Asset Value and offering price per share ($100,190 ÷ 1,749.62 shares)A		$ 57.26

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($6,284,842 ÷ 109,308.83 shares)		$ 57.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,971 ÷ 573.48 shares)		$ 57.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 57,676

Expenses
Distribution and service plan fees	$ 1,244
Independent trustees' compensation	16
Total expenses before reductions	1,260
Expense reductions	(16)	1,244
Net investment income (loss)		56,432
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20,568)
Capital gain distributions from underlying funds	169,801
Total net realized gain (loss)		149,233
Change in net unrealized appreciation (depreciation) on underlying funds		(125,042)
Net gain (loss)		24,191
Net increase (decrease) in net assets resulting from operations		$ 80,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,432	$ 67,889
Net realized gain (loss)	149,233	72,400
Change in net unrealized appreciation (depreciation)	(125,042)	248,398
Net increase (decrease) in net assets resulting from operations	80,623	388,687
Distributions to shareholders from net investment income	(56,014)	(67,101)
Distributions to shareholders from net realized gain	(74,391)	(79,768)
Total distributions	(130,405)	(146,869)
Share transactions - net increase (decrease)	292,972	3,973,364
Total increase (decrease) in net assets	243,190	4,215,182

Net Assets
Beginning of period	6,526,829	2,311,647
End of period (including undistributed net investment income of $1,569 and $1,151, respectively)	$ 6,770,019	$ 6,526,829

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95
Income from Investment Operations
Net investment income (loss) E	.428	.738	.953	.739	.858	.744
Net realized and unrealized gain (loss)	.377	4.763	6.186	.384	5.317	4.191
Total from investment operations	.805	5.501	7.139	1.123	6.175	4.935
Distributions from net investment income	(.416)	(.688)	(.909)	(.769)	(.802)	(.710)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(1.055)	(2.201)	(1.109)	(.903)	(.995)	(.875)
Net asset value, end of period	$ 57.49	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01
Total ReturnB, C, D	1.39%	10.39%	14.95%	2.44%	14.43%	12.72%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%A	1.31%	1.85%	1.59%	1.82%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164	$ 178	$ 121	$ 76	$ 34	$ 32
Portfolio turnover rate F	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96
Income from Investment Operations
Net investment income (loss) E	.356	.599	.820	.624	.736	.636
Net realized and unrealized gain (loss)	.369	4.761	6.201	.367	5.326	4.191
Total from investment operations	.725	5.360	7.021	.991	6.062	4.827
Distributions from net investment income	(.346)	(.547)	(.781)	(.647)	(.689)	(.612)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(.985)	(2.060)	(.981)	(.781)	(.882)	(.777)
Net asset value, end of period	$ 57.48	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01
Total ReturnB, C, D	1.25%	10.11%	14.69%	2.15%	14.15%	12.43%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.23%A	1.07%	1.59%	1.34%	1.57%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 190	$ 135	$ 105	$ 127	$ 37
Portfolio turnover rate F	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95
Income from Investment Operations
Net investment income (loss) E	.211	.315	.561	.390	.505	.424
Net realized and unrealized gain (loss)	.360	4.755	6.186	.379	5.319	4.192
Total from investment operations	.571	5.070	6.747	.769	5.824	4.616
Distributions from net investment income	(.232)	(.327)	(.587)	(.435)	(.441)	(.421)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(.871)	(1.840)	(.787)	(.569)	(.634)	(.586)
Net asset value, end of period	$ 57.26	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98
Total ReturnB, C, D	.98%	9.57%	14.10%	1.67%	13.59%	11.87%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%A	.56%	1.09%	.84%	1.08%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100	$ 110	$ 84	$ 74	$ 72	$ 91
Portfolio turnover rate F	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Income from Investment Operations
Net investment income (loss) D	.500	.881	1.076	.857	.969	.849
Net realized and unrealized gain (loss)	.377	4.759	6.200	.377	5.332	4.187
Total from investment operations	.877	5.640	7.276	1.234	6.301	5.036
Distributions from net investment income	(.488)	(.827)	(1.036)	(.880)	(.918)	(.831)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(1.127)	(2.340)	(1.236)	(1.014)	(1.111)	(.996)
Net asset value, end of period	$ 57.50	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Total ReturnB, C	1.51%	10.66%	15.26%	2.68%	14.74%	12.99%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.56%	2.10%	1.84%	2.07%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,285	$ 6,017	$ 1,942	$ 1,811	$ 1,345	$ 2,051
Portfolio turnover rate E	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Income from Investment Operations
Net investment income (loss) D	.501	.879	1.078	.857	.973	.848
Net realized and unrealized gain (loss)	.366	4.761	6.198	.377	5.328	4.188
Total from investment operations	.867	5.640	7.276	1.234	6.301	5.036
Distributions from net investment income	(.488)	(.827)	(1.036)	(.880)	(.918)	(.831)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(1.127)	(2.340)	(1.236)	(1.014)	(1.111)	(.996)
Net asset value, end of period	$ 57.49	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Total ReturnB, C	1.49%	10.66%	15.26%	2.68%	14.74%	12.99%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.56%	2.10%	1.84%	2.07%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 32	$ 29	$ 25	$ 29	$ 38
Portfolio turnover rate E	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	6.6
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Equity-Income Fund	9.5	9.6
Fidelity Large Cap Stock Fund	7.2	7.2
Fidelity Series 100 Index Fund	6.2	6.3
Fidelity Series Broad Market Opportunities Fund	11.0	10.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	47.7	47.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.5	10.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.9	2.9
	5.7	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.4
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.0	16.2
	26.7	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.7	4.5
Fidelity Short-Term Bond Fund	4.7	4.5
	9.4	9.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	9.0%

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	34,138	$ 642,129
Fidelity Blue Chip Growth Fund (b)	8,794	596,949
Fidelity Equity-Income Fund (b)	16,032	918,014
Fidelity Large Cap Stock Fund (b)	25,520	688,270
Fidelity Series 100 Index Fund (b)	46,455	596,949
Fidelity Series Broad Market Opportunities Fund (b)	70,980	1,055,476
Fidelity Series Small Cap Opportunities Fund (b)	7,162	91,321
TOTAL DOMESTIC EQUITY FUNDS		4,589,108
International Equity Funds - 10.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	26,248	1,004,528
TOTAL EQUITY FUNDS (Cost $5,103,656)		5,593,636
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (b)	28,226	274,924
Fidelity Strategic Income Fund (b)	25,598	274,924
TOTAL HIGH YIELD FIXED-INCOME FUNDS		549,848

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund (b)	47,884	$ 513,319
Fidelity Strategic Real Return Fund (b)	56,285	513,319
Fidelity Total Bond Fund (b)	141,712	1,538,995
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,565,633
TOTAL FIXED-INCOME FUNDS (Cost $3,100,458)		3,115,481
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	451,797	451,797
Fidelity Short-Term Bond Fund (b)	52,413	451,797
TOTAL SHORT-TERM FUNDS (Cost $901,496)		903,594
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,105,610)		9,612,711
NET OTHER ASSETS (LIABILITIES) - 0.0%		177
NET ASSETS - 100%		$ 9,612,888
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 911,830	$ 255,688	$ 120,368	$ 6,882	$ 1,004,528
Fidelity Advisor Mid Cap II Fund Institutional Class	570,769	234,798	93,067	-	642,129
Fidelity Blue Chip Growth Fund	536,330	148,576	97,451	715	596,949
Fidelity Capital & Income Fund	252,865	65,633	34,614	5,335	274,924
Fidelity Equity-Income Fund	827,975	255,294	103,611	11,947	918,014
Fidelity Government Income Fund	468,618	111,326	83,584	3,805	513,319
Fidelity Institutional Money Market Portfolio Institutional Class	390,387	112,195	50,785	202	451,797
Fidelity Large Cap Stock Fund	623,774	171,197	86,452	4,138	688,270
Fidelity Series 100 Index Fund	544,835	136,269	88,364	11,779	596,949
Fidelity Series Broad Market Opportunities Fund	944,688	291,750	147,167	4,389	1,055,476
Fidelity Series Small Cap Opportunities Fund	79,140	30,118	16,646	295	91,321
Fidelity Short-Term Bond Fund	389,755	113,419	52,901	1,957	451,797
Fidelity Strategic Income Fund	255,004	66,349	35,927	4,741	274,924
Fidelity Strategic Real Return Fund	463,668	132,404	58,767	6,011	513,319
Fidelity Total Bond Fund	1,404,609	337,942	229,193	21,469	1,538,995
Total	$ 8,664,247	$ 2,462,958	$ 1,298,897	$ 83,665	$ 9,612,711
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $9,105,610) - See accompanying schedule		$ 9,612,711
Receivable for investments sold		92,741
Receivable for fund shares sold		695
Total assets		9,706,147

Liabilities
Payable for investments purchased	$ 92,753
Distribution and service plan fees payable	506
Total liabilities		93,259

Net Assets		$ 9,612,888
Net Assets consist of:
Paid in capital		$ 8,950,282
Undistributed net investment income		2,078
Accumulated undistributed net realized gain (loss) on investments		153,427
Net unrealized appreciation (depreciation) on investments		507,101
Net Assets		$ 9,612,888

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($109,036 ÷ 1,857.60 shares)		$ 58.70

Maximum offering price per share (100/94.25 of $58.70)		$ 62.28
Class T: Net Asset Value and redemption price per share ($551,060 ÷ 9,377.91 shares)		$ 58.76

Maximum offering price per share (100/96.50 of $58.76)		$ 60.89

Class C: Net Asset Value and offering price per share ($315,754 ÷ 5,407.44 shares)A		$ 58.39

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($8,619,580 ÷ 146,945.68 shares)		$ 58.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,458 ÷ 297.62 shares)		$ 58.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 83,665

Expenses
Distribution and service plan fees	$ 2,913
Independent trustees' compensation	22
Total expenses before reductions	2,935
Expense reductions	(22)	2,913
Net investment income (loss)		80,752
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,826)
Capital gain distributions from underlying funds	251,370
Total net realized gain (loss)		235,544
Change in net unrealized appreciation (depreciation) on underlying funds		(199,773)
Net gain (loss)		35,771
Net increase (decrease) in net assets resulting from operations		$ 116,523

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,752	$ 93,040
Net realized gain (loss)	235,544	120,893
Change in net unrealized appreciation (depreciation)	(199,773)	370,134
Net increase (decrease) in net assets resulting from operations	116,523	584,067
Distributions to shareholders from net investment income	(80,217)	(92,218)
Distributions to shareholders from net realized gain	(116,405)	(72,509)
Total distributions	(196,622)	(164,727)
Share transactions - net increase (decrease)	1,029,130	4,143,369
Total increase (decrease) in net assets	949,031	4,562,709

Net Assets
Beginning of period	8,663,857	4,101,148
End of period (including undistributed net investment income of $2,078 and $1,543, respectively)	$ 9,612,888	$ 8,663,857

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) E	.455	.742	.927	.762	.789	.722
Net realized and unrealized gain (loss)	.345	5.022	6.538	.331	5.608	4.298
Total from investment operations	.800	5.764	7.465	1.093	6.397	5.020
Distributions from net investment income	(.439)	(.712)	(.933)	(.771)	(.805)	(.710)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.180)	(1.594)	(1.185)	(.903)	(.997)	(.810)
Net asset value, end of period	$ 58.70	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04
Total ReturnB, C, D	1.34%	10.68%	15.58%	2.36%	14.94%	12.97%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.24% H	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.24% H	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.24% H	.25%	.25%	.25%
Net investment income (loss)	1.54%A	1.28%	1.79%	1.64%	1.67%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 109	$ 10	$ 7	$ 96	$ 34
Portfolio turnover rate F	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) E	.381	.605	.781	.649	.672	.616
Net realized and unrealized gain (loss)	.340	5.021	6.563	.312	5.604	4.301
Total from investment operations	.721	5.626	7.344	.961	6.276	4.917
Distributions from net investment income	(.370)	(.594)	(.702)	(.649)	(.704)	(.607)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.111)	(1.476)	(.954)	(.781)	(.896)	(.707)
Net asset value, end of period	$ 58.76	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05
Total ReturnB, C, D	1.21%	10.40%	15.30%	2.08%	14.64%	12.69%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.49% H	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.49% H	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.49% H	.50%	.50%	.50%	.50%
Net investment income (loss)	1.29%A	1.04%	1.53%	1.39%	1.42%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 551	$ 451	$ 10	$ 51	$ 131	$ 111
Portfolio turnover rate F	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) E	.231	.304	.532	.415	.435	.402
Net realized and unrealized gain (loss)	.343	5.003	6.524	.310	5.609	4.305
Total from investment operations	.574	5.307	7.056	.725	6.044	4.707
Distributions from net investment income	(.263)	(.355)	(.604)	(.463)	(.482)	(.397)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.004)	(1.237)	(.856)	(.595)	(.674)	(.497)
Net asset value, end of period	$ 58.39	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05
Total ReturnB, C, D	.96%	9.84%	14.71%	1.57%	14.08%	12.13%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%A	.53%	1.03%	.89%	.93%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 316	$ 205	$ 154	$ 107	$ 79	$ 99
Portfolio turnover rate F	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) D	.529	.880	1.051	.885	.910	.833
Net realized and unrealized gain (loss)	.344	5.027	6.531	.317	5.602	4.297
Total from investment operations	.873	5.907	7.582	1.202	6.512	5.130
Distributions from net investment income	(.512)	(.855)	(1.050)	(.900)	(.940)	(.820)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.253)	(1.737)	(1.302)	(1.032)	(1.132)	(.920)
Net asset value, end of period	$ 58.66	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04
Total ReturnB, C	1.47%	10.97%	15.86%	2.60%	15.21%	13.26%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%A	1.53%	2.03%	1.89%	1.93%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,620	$ 7,882	$ 3,925	$ 2,462	$ 1,797	$ 1,262
Portfolio turnover rate E	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) D	.528	.887	1.040	.865	.906	.828
Net realized and unrealized gain (loss)	.345	5.010	6.552	.327	5.616	4.302
Total from investment operations	.873	5.897	7.592	1.192	6.522	5.130
Distributions from net investment income	(.512)	(.855)	(1.050)	(.900)	(.940)	(.820)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.253)	(1.737)	(1.302)	(1.032)	(1.132)	(.920)
Net asset value, end of period	$ 58.66	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04
Total ReturnB, C	1.47%	10.95%	15.88%	2.58%	15.24%	13.26%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%A	1.53%	2.03%	1.89%	1.93%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 17	$ 2	$ 2	$ 48	$ 62
Portfolio turnover rate E	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	6.8
Fidelity Blue Chip Growth Fund	6.4	6.3
Fidelity Equity-Income Fund	9.8	9.8
Fidelity Large Cap Stock Fund	7.3	7.4
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series Broad Market Opportunities Fund	11.2	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	0.9
	48.9	48.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.5	11.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.0	3.1
	6.1	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.4
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.8	16.0
	26.3	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.6	3.3
Fidelity Short-Term Bond Fund	3.6	3.3
	7.2	6.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.9%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.2%

Six months ago
Domestic Equity Funds	48.9%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	6.6%

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.4%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	139,521	$ 2,624,396
Fidelity Blue Chip Growth Fund (b)	35,897	2,436,666
Fidelity Equity-Income Fund (b)	65,437	3,746,948
Fidelity Large Cap Stock Fund (b)	104,269	2,812,127
Fidelity Series 100 Index Fund (b)	189,624	2,436,666
Fidelity Series Broad Market Opportunities Fund (b)	289,855	4,310,139
Fidelity Series Small Cap Opportunities Fund (b)	29,448	375,461
TOTAL DOMESTIC EQUITY FUNDS		18,742,403
International Equity Funds - 11.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	114,527	4,382,933
TOTAL EQUITY FUNDS (Cost $21,031,256)		23,125,336
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund (b)	119,185	1,160,864
Fidelity Strategic Income Fund (b)	108,088	1,160,864
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,321,728

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund (b)	188,345	$ 2,019,061
Fidelity Strategic Real Return Fund (b)	221,388	2,019,061
Fidelity Total Bond Fund (b)	556,693	6,045,689
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		10,083,811
TOTAL FIXED-INCOME FUNDS (Cost $12,250,828)		12,405,539
Short-Term Funds - 7.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	1,390,738	1,390,738
Fidelity Short-Term Bond Fund (b)	161,339	1,390,738
TOTAL SHORT-TERM FUNDS (Cost $2,774,239)		2,781,476
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $36,056,323)		38,312,351
NET OTHER ASSETS (LIABILITIES) - 0.0%		(671)
NET ASSETS - 100%		$ 38,311,680
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 3,905,472	$ 1,284,155	$ 631,630	$ 28,733	$ 4,382,933
Fidelity Advisor Mid Cap II Fund Institutional Class	2,287,329	1,059,460	443,305	-	2,624,396
Fidelity Blue Chip Growth Fund	2,149,768	712,550	469,438	2,840	2,436,666
Fidelity Capital & Income Fund	1,045,928	328,824	178,768	22,163	1,160,864
Fidelity Equity-Income Fund	3,320,092	1,204,815	533,562	47,565	3,746,948
Fidelity Government Income Fund	1,813,971	533,689	394,926	14,791	2,019,061
Fidelity Institutional Money Market Portfolio Institutional Class	1,118,632	440,201	168,094	596	1,390,738
Fidelity Large Cap Stock Fund	2,502,226	830,270	443,101	16,174	2,812,127
Fidelity Series 100 Index Fund	2,183,876	672,825	438,713	47,477	2,436,666
Fidelity Series Broad Market Opportunities Fund	3,788,904	1,364,773	712,391	17,656	4,310,139
Fidelity Series Small Cap Opportunities Fund	318,990	140,982	79,878	1,179	375,461
Fidelity Short-Term Bond Fund	1,116,794	441,027	171,836	5,797	1,390,738
Fidelity Strategic Income Fund	1,054,767	329,791	180,791	19,694	1,160,864
Fidelity Strategic Real Return Fund	1,794,805	610,221	293,439	22,977	2,019,061
Fidelity Total Bond Fund	5,433,737	1,650,195	1,139,417	83,482	6,045,689
Total	$ 33,835,291	$ 11,603,778	$ 6,279,289	$ 331,124	$ 38,312,351
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $36,056,323) - See accompanying schedule		$ 38,312,351
Receivable for investments sold		407,624
Receivable for fund shares sold		25,000
Total assets		38,744,975

Liabilities
Payable for investments purchased	$ 380,232
Payable for fund shares redeemed	52,418
Distribution and service plan fees payable	645
Total liabilities		433,295

Net Assets		$ 38,311,680
Net Assets consist of:
Paid in capital		$ 35,385,267
Undistributed net investment income		8,845
Accumulated undistributed net realized gain (loss) on investments		661,540
Net unrealized appreciation (depreciation) on investments		2,256,028
Net Assets		$ 38,311,680

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,988 ÷ 8,824.95 shares)		$ 58.70

Maximum offering price per share (100/94.25 of $58.70)		$ 62.28
Class T: Net Asset Value and redemption price per share ($528,676 ÷ 9,005.28 shares)		$ 58.71

Maximum offering price per share (100/96.50 of $58.71)		$ 60.84

Class C: Net Asset Value and offering price per share ($371,957 ÷ 6,358.98 shares)A		$ 58.49

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($36,753,324 ÷ 625,953.53 shares)		$ 58.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($139,735 ÷ 2,380.02 shares)		$ 58.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 331,124

Expenses
Distribution and service plan fees	$ 3,812
Independent trustees' compensation	85
Total expenses before reductions	3,897
Expense reductions	(85)	3,812
Net investment income (loss)		327,312
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(51,916)
Capital gain distributions from underlying funds	1,006,472
Total net realized gain (loss)		954,556
Change in net unrealized appreciation (depreciation) on underlying funds		(795,516)
Net gain (loss)		159,040
Net increase (decrease) in net assets resulting from operations		$ 486,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 327,312	$ 365,345
Net realized gain (loss)	954,556	441,550
Change in net unrealized appreciation (depreciation)	(795,516)	1,427,819
Net increase (decrease) in net assets resulting from operations	486,352	2,234,714
Distributions to shareholders from net investment income	(324,249)	(361,966)
Distributions to shareholders from net realized gain	(501,646)	(405,210)
Total distributions	(825,895)	(767,176)
Share transactions - net increase (decrease)	4,816,544	18,154,401
Total increase (decrease) in net assets	4,477,001	19,621,939

Net Assets
Beginning of period	33,834,679	14,212,740
End of period (including undistributed net investment income of $8,845 and $5,782, respectively)	$ 38,311,680	$ 33,834,679

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) E	.460	.755	.977	.782	.757	.747
Net realized and unrealized gain (loss)	.336	5.194	6.833	.281	5.719	4.285
Total from investment operations	.796	5.949	7.810	1.063	6.476	5.032
Distributions from net investment income	(.443)	(.747)	(.973)	(.791)	(.801)	(.717)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.256)	(2.109)	(1.150)	(.923)	(.996)	(.822)
Net asset value, end of period	$ 58.70	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04
Total ReturnB, C, D	1.33%	11.01%	16.28%	2.30%	15.12%	13.00%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.55%A	1.30%	1.86%	1.66%	1.61%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 518	$ 565	$ 70	$ 20	$ 23	$ 29
Portfolio turnover rate F	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) E	.385	.605	.836	.660	.637	.642
Net realized and unrealized gain (loss)	.329	5.216	6.839	.287	5.727	4.281
Total from investment operations	.714	5.821	7.675	.947	6.364	4.923
Distributions from net investment income	(.371)	(.609)	(.838)	(.675)	(.679)	(.608)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.184)	(1.971)	(1.015)	(.807)	(.874)	(.713)
Net asset value, end of period	$ 58.71	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04
Total ReturnB, C, D	1.19%	10.77%	15.98%	2.05%	14.85%	12.71%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.30%A	1.05%	1.61%	1.42%	1.35%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 529	$ 482	$ 153	$ 132	$ 29	$ 37
Portfolio turnover rate F	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) E	.236	.317	.582	.427	.402	.430
Net realized and unrealized gain (loss)	.328	5.194	6.821	.290	5.719	4.275
Total from investment operations	.564	5.511	7.403	.717	6.121	4.705
Distributions from net investment income	(.261)	(.359)	(.656)	(.465)	(.456)	(.390)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.074)	(1.721)	(.833)	(.597)	(.651)	(.495)
Net asset value, end of period	$ 58.49	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05
Total ReturnB, C, D	.94%	10.19%	15.40%	1.55%	14.26%	12.12%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	.99% H	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	.99% H	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	.99% H	1.00%	1.00%	1.00%
Net investment income (loss)	.80%A	.55%	1.12%	.91%	.85%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 372	$ 366	$ 97	$ 24	$ 28	$ 37
Portfolio turnover rate F	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83
Income from Investment Operations
Net investment income (loss) D	.533	.896	1.099	.897	.880	.857
Net realized and unrealized gain (loss)	.338	5.202	6.837	.284	5.719	4.279
Total from investment operations	.871	6.098	7.936	1.181	6.599	5.136
Distributions from net investment income	(.518)	(.876)	(1.089)	(.909)	(.924)	(.831)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.331)	(2.238)	(1.266)	(1.041)	(1.119)	(.936)
Net asset value, end of period	$ 58.72	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03
Total ReturnB, C	1.46%	11.30%	16.57%	2.56%	15.42%	13.27%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.80%A	1.55%	2.11%	1.91%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,753	$ 32,313	$ 13,862	$ 7,139	$ 5,524	$ 3,395
Portfolio turnover rate E	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83
Income from Investment Operations
Net investment income (loss) D	.533	.897	1.095	.896	.874	.855
Net realized and unrealized gain (loss)	.328	5.211	6.841	.275	5.725	4.281
Total from investment operations	.861	6.108	7.936	1.171	6.599	5.136
Distributions from net investment income	(.518)	(.876)	(1.089)	(.909)	(.924)	(.831)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.331)	(2.238)	(1.266)	(1.041)	(1.119)	(.936)
Net asset value, end of period	$ 58.71	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03
Total ReturnB, C	1.44%	11.32%	16.57%	2.54%	15.42%	13.27%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.80%A	1.55%	2.11%	1.91%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140	$ 109	$ 30	$ 26	$ 29	$ 38
Portfolio turnover rate E	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund offer Class A, Class T, Class C, Income Replacement and Institutional Class shares. Fidelity Income Replacement 2016 Fund and Fidelity Income Replacement 2018 Fund offer Income Replacement shares. Fidelity Income Replacement 2016 Fund's (effective after the close of business on January 31, 2012) and Fidelity Income Replacement 2018 Fund's (effective after the close of business on May 30, 2014) Class A, Class T, Class C and Institutional Class shares are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 4,325,286	$ 177,719	$ -	$ 177,719
Fidelity Income Replacement 2018 Fund	6,052,411	287,319	(22,304)	265,015
Fidelity Income Replacement 2020 Fund	8,485,515	706,015	(38,069)	667,946
Fidelity Income Replacement 2022 Fund	13,558,565	561,324	(125,205)	436,119
Fidelity Income Replacement 2024 Fund	7,893,434	406,346	(73,494)	332,852
Fidelity Income Replacement 2026 Fund	6,036,852	292,365	(61,980)	230,385
Fidelity Income Replacement 2028 Fund	24,644,952	1,209,345	(379,971)	829,374
Fidelity Income Replacement 2030 Fund	15,695,301	1,051,796	(159,117)	892,679
Fidelity Income Replacement 2032 Fund	7,685,991	714,137	(59,841)	654,296
Fidelity Income Replacement 2034 Fund	8,802,246	758,262	(106,481)	651,781
Fidelity Income Replacement 2036 Fund	8,600,251	585,497	(116,955)	468,542
Fidelity Income Replacement 2038 Fund	6,305,642	547,067	(82,495)	464,572
Fidelity Income Replacement 2040 Fund	9,140,465	605,033	(132,787)	472,246
Fidelity Income Replacement 2042 Fund	36,158,264	2,688,448	(534,361)	2,154,087

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$ (293,304)	$ (37,212)	$ (330,516)
Fidelity Income Replacement 2022 Fund	(333,958)	(74,118)	(408,076)
Fidelity Income Replacement 2026 Fund	(105,055)	-	(105,055)
Fidelity Income Replacement 2028 Fund	-	(178,957)	(178,957)
Fidelity Income Replacement 2032 Fund	(36,427)	-	(36,427)
Fidelity Income Replacement 2036 Fund	(5,577)	(2,877)	(8,454)
Fidelity Income Replacement 2040 Fund	-	(5,605)	(5,605)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2032 Fund and Fidelity Income Replacement 2040 Fund will be limited to approximately $28,019, $38,679 and $27,942 per year, respectively.

Due to large redemptions during November 2013, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2022 Fund will be limited to approximately $216,299 per year.

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	849,997	1,341,250
Fidelity Income Replacement 2018 Fund	2,524,070	3,400,643
Fidelity Income Replacement 2020 Fund	2,387,041	1,805,528
Fidelity Income Replacement 2022 Fund	5,756,760	2,259,759
Fidelity Income Replacement 2024 Fund	2,562,797	1,654,505
Fidelity Income Replacement 2026 Fund	2,895,919	856,971
Fidelity Income Replacement 2028 Fund	5,802,053	2,861,868
Fidelity Income Replacement 2030 Fund	2,958,585	1,969,824
Fidelity Income Replacement 2032 Fund	2,040,159	1,610,992
Fidelity Income Replacement 2034 Fund	1,995,212	1,164,572
Fidelity Income Replacement 2036 Fund	2,792,129	831,745
Fidelity Income Replacement 2038 Fund	2,102,657	1,713,873
Fidelity Income Replacement 2040 Fund	2,462,958	1,298,897
Fidelity Income Replacement 2042 Fund	11,603,778	6,279,289

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 193	$ -
Class T	.25%	.25%	292	-
Class C	.75%	.25%	2,103	-
			$ 2,588	$ -
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,015	$ -
Class T	.25%	.25%	1,056	-
Class C	.75%	.25%	3,480	1,318
			$ 5,551	$ 1,318
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,124	$ 179
Class T	.25%	.25%	420	-
Class C	.75%	.25%	2,863	654
			$ 4,407	$ 833

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2022 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 535	$ -
Class T	.25%	.25%	179	-
Class C	.75%	.25%	1,669	1,483
			$ 2,383	$ 1,483
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 332	$ 5
Class T	.25%	.25%	474	132
Class C	.75%	.25%	788	43
			$ 1,594	$ 180
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 806	$ -
Class T	.25%	.25%	234	16
Class C	.75%	.25%	192	192
			$ 1,232	$ 208
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 870	$ 15
Class T	.25%	.25%	850	-
Class C	.75%	.25%	421	231
			$ 2,141	$ 246
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 343	$ -
Class T	.25%	.25%	44	20
Class C	.75%	.25%	1,773	173
			$ 2,160	$ 193
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 363	$ 7
Class T	.25%	.25%	92	74
Class C	.75%	.25%	615	352
			$ 1,070	$ 433
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 318	$ 25
Class T	.25%	.25%	244	72
Class C	.75%	.25%	553	388
			$ 1,115	$ 485
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 328	$ 28
Class T	.25%	.25%	1,724	-
Class C	.75%	.25%	2,153	370
			$ 4,205	$ 398
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 209	$ 1
Class T	.25%	.25%	474	12
Class C	.75%	.25%	561	28
			$ 1,244	$ 41
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 137	$ 10
Class T	.25%	.25%	1,368	2
Class C	.75%	.25%	1,408	333
			$ 2,913	$ 345
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 683	$ 96
Class T	.25%	.25%	1,252	70
Class C	.75%	.25%	1,877	1,420
			$ 3,812	$ 1,586

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2018 Fund	Retained by FDC
Class T	$ 28
Class C*	322
$ 350
Fidelity Income Replacement 2020 Fund
Class A	$ 531
Class T	112
$ 643
Fidelity Income Replacement 2022 Fund
Class A	$ 56
Class T	330
$ 386
Fidelity Income Replacement 2024 Fund
Class C*	$ 47
Fidelity Income Replacement 2026 Fund
Class A	$ 645
Class T	1
$ 646
Fidelity Income Replacement 2028 Fund
Class A	$ 44
Class T	53
$ 97
Fidelity Income Replacement 2030 Fund
Class A	$ 111
Fidelity Income Replacement 2032 Fund
Class A	$ 375
Fidelity Income Replacement 2034 Fund
Class A	$ 494

Fidelity Income Replacement 2036 Fund
Class A	$ 189
Class C*	3
$ 192
Fidelity Income Replacement 2038 Fund
Class A	$ 56
Class C*	500
$ 556
Fidelity Income Replacement 2040 Fund
Class C*	$ 1
Fidelity Income Replacement 2042 Fund
Class A	$ 3
Class T	194
Class C*	203
$ 400

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 12
Fidelity Income Replacement 2018 Fund	17
Fidelity Income Replacement 2020 Fund	21
Fidelity Income Replacement 2022 Fund	26
Fidelity Income Replacement 2024 Fund	18
Fidelity Income Replacement 2026 Fund	11
Fidelity Income Replacement 2028 Fund	56
Fidelity Income Replacement 2030 Fund	38
Fidelity Income Replacement 2032 Fund	20
Fidelity Income Replacement 2034 Fund	22
Fidelity Income Replacement 2036 Fund	19
Fidelity Income Replacement 2038 Fund	16
Fidelity Income Replacement 2040 Fund	22
Fidelity Income Replacement 2042 Fund	85

* Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 222	$ 1,345
Class T	67	402
Class C	-	403
Income Replacement 2016	11,141	39,487
Institutional Class	55	198
Total	$ 11,485	$ 41,835
From net realized gain
Class A	$ 4,805	$ 158
Class T	3,444	101
Class C	12,555	411
Income Replacement 2016	119,314	3,986
Institutional Class	590	19
Total	$ 140,708	$ 4,675
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 3,477	$ 9,032
Class T	1,342	3,943
Class C	960	1,972
Income Replacement 2018	25,228	56,430
Institutional Class	1,982	6,175
Total	$ 32,989	$ 77,552
From net realized gain
Class A	$ 759	$ 1,216
Class T	434	709
Class C	697	655
Income Replacement 2018	4,671	6,313
Institutional Class	343	702
Total	$ 6,904	$ 9,595

6. Distributions to Shareholders - continued

	Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 6,045	$ 9,552
Class T	1,027	909
Class C	1,811	2,089
Income Replacement 2020	54,176	86,108
Institutional Class	1,029	991
Total	$ 64,088	$ 99,649
From net realized gain
Class A	$ 10,235	$ 5,948
Class T	1,572	736
Class C	6,486	2,820
Income Replacement 2020	82,630	40,555
Institutional Class	1,405	569
Total	$ 102,328	$ 50,628
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 2,661	$ 4,868
Class T	396	68
Class C	893	834
Income Replacement 2022	86,492	108,906
Institutional Class	606	400
Total	$ 91,048	$ 115,076
From net realized gain
Class A	$ 1,029	$ 934
Class T	192	2
Class C	794	122
Income Replacement 2022	25,078	14,203
Institutional Class	204	9
Total	$ 27,297	$ 15,270
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 1,892	$ 4,411
Class T	1,075	1,845
Class C	572	661
Income Replacement 2024	60,383	70,240
Institutional Class	298	419
Total	$ 64,220	$ 77,576
From net realized gain
Class A	$ 3,012	$ 2,848
Class T	2,060	1,149
Class C	1,696	691
Income Replacement 2024	81,204	23,642
Institutional Class	397	169
Total	$ 88,369	$ 28,499

6. Distributions to Shareholders - continued

	Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 4,471	$ 4,432
Class T	454	908
Class C	172	178
Income Replacement 2026	36,667	45,416
Institutional Class	237	428
Total	$ 42,001	$ 51,362
From net realized gain
Class A	$ 1,695	$ 658
Class T	170	292
Class C	88	79
Income Replacement 2026	10,993	7,228
Institutional Class	74	71
Total	$ 13,020	$ 8,328
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 5,066	$ 2,236
Class T	2,044	3,326
Class C	496	114
Income Replacement 2028	202,566	173,291
Institutional Class	970	1,314
Total	$ 211,142	$ 180,281
From net realized gain
Class A	$ 1,714	$ 233
Class T	832	942
Class C	337	46
Income Replacement 2028	59,032	23,651
Institutional Class	308	246
Total	$ 62,223	$ 25,118
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 2,038	$ 2,621
Class T	107	156
Class C	1,449	1,770
Income Replacement 2030	131,428	168,554
Institutional Class	283	1,213
Total	$ 135,305	$ 174,314
From net realized gain
Class A	$ 3,325	$ 547
Class T	211	44
Class C	4,264	831
Income Replacement 2030	183,072	27,620
Institutional Class	365	232
Total	$ 191,237	$ 29,274
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,318	$ 5,304
Class T	239	352
Class C	558	527
Income Replacement 2032	69,524	96,700
Institutional Class	503	305
Total	$ 73,142	$ 103,188

6. Distributions to Shareholders - continued

	Six months ended January 31, 2015	Year ended July 31, 2014
From net realized gain
Class A	$ 1,964	$ 3,737
Class T	254	380
Class C	848	928
Income Replacement 2032	53,473	69,805
Institutional Class	385	254
Total	$ 56,924	$ 75,104
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 2,082	$ 1,278
Class T	590	909
Class C	560	325
Income Replacement 2034	74,914	88,166
Institutional Class	1,864	2,862
Total	$ 80,010	$ 93,540
From net realized gain
Class A	$ 3,372	$ 746
Class T	1,304	566
Class C	1,712	342
Income Replacement 2034	116,945	31,749
Institutional Class	2,932	1,271
Total	$ 126,265	$ 34,674
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 2,327	$ 1,749
Class T	5,992	3,664
Class C	1,907	2,175
Income Replacement 2036	58,458	80,634
Institutional Class	7	11
Total	$ 68,691	$ 88,233
From net realized gain
Class A	$ 1,517	$ 404
Class T	5,271	1,137
Class C	2,058	1,121
Income Replacement 2036	31,115	14,922
Institutional Class	4	2
Total	$ 39,965	$ 17,586
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,180	$ 1,737
Class T	1,134	1,436
Class C	411	621
Income Replacement 2038	53,011	62,847
Institutional Class	278	460
Total	$ 56,014	$ 67,101
From net realized gain
Class A	$ 1,910	$ 3,479
Class T	2,089	3,745
Class C	1,223	2,806
Income Replacement 2038	68,808	68,917
Institutional Class	361	821
Total	$ 74,391	$ 79,768

6. Distributions to Shareholders - continued

Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 811	$ 562
Class T	3,485	1,539
Class C	1,352	1,072
Income Replacement 2040	74,417	88,922
Institutional Class	152	123
Total	$ 80,217	$ 92,218
From net realized gain
Class A	$ 1,365	$ 137
Class T	6,949	176
Class C	3,481	2,496
Income Replacement 2040	104,392	69,663
Institutional Class	218	37
Total	$ 116,405	$ 72,509
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 4,086	$ 5,189
Class T	3,251	4,574
Class C	1,657	1,098
Income Replacement 2042	314,069	349,803
Institutional Class	1,186	1,302
Total	$ 324,249	$ 361,966
From net realized gain
Class A	$ 7,309	$ 3,666
Class T	6,885	8,953
Class C	5,237	4,811
Income Replacement 2042	480,538	386,619
Institutional Class	1,677	1,161
Total	$ 501,646	$ 405,210

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	96	21	4,941	1,081
Shares redeemed	(1,147)	(2,910)	(59,104)	(151,155)
Net increase (decrease)	(1,051)	(2,889)	$ (54,163)	$ (150,074)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	65	7	3,319	397
Shares redeemed	(151)	(341)	(7,786)	(17,795)
Net increase (decrease)	(86)	(334)	$ (4,467)	$ (17,398)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	227	10	11,629	505
Shares redeemed	(1,012)	(2,717)	(52,030)	(141,170)
Net increase (decrease)	(785)	(2,707)	$ (40,401)	$ (140,665)

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2016
Shares sold	5,568	14,565	$ 287,286	$ 757,343
Reinvestment of distributions	2,416	395	124,354	20,606
Shares redeemed	(13,117)	(36,638)	(678,593)	(1,908,597)
Net increase (decrease)	(5,133)	(21,678)	$ (266,953)	$ (1,130,648)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	4	645	217
Shares redeemed	(30)	(188)	(1,515)	(9,765)
Net increase (decrease)	(17)	(184)	$ (870)	$ (9,548)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	-	3,094	$ -	$ 165,629
Reinvestment of distributions	55	112	2,974	6,019
Shares redeemed	(3,227)	(2,034)	(177,034)	(109,403)
Net increase (decrease)	(3,172)	1,172	$ (174,060)	$ 62,245
Class T
Shares sold	-	7,617	$ -	$ 402,023
Reinvestment of distributions	29	75	1,577	4,029
Shares redeemed	(831)	(1,459)	(45,473)	(78,424)
Net increase (decrease)	(802)	6,233	$ (43,896)	$ 327,628
Class C
Shares sold	-	7,214	$ -	$ 388,519
Reinvestment of distributions	29	44	1,598	2,439
Shares redeemed	(2,688)	(2,277)	(146,924)	(121,070)
Net increase (decrease)	(2,659)	4,981	$ (145,326)	$ 269,888
Income Replacement 2018
Shares sold	8,453	48,757	$ 463,471	$ 2,615,823
Reinvestment of distributions	229	403	12,559	21,671
Shares redeemed	(16,861)	(37,375)	(923,061)	(2,001,673)
Net increase (decrease)	(8,179)	11,785	$ (447,031)	$ 635,821
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	42	127	2,325	6,796
Shares redeemed	(2,194)	(1,505)	(119,814)	(80,836)
Net increase (decrease)	(2,152)	(1,378)	$ (117,489)	$ (74,040)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	4,257	8,274	$ 238,321	$ 447,658
Reinvestment of distributions	230	170	12,818	9,262
Shares redeemed	(1,384)	(1,585)	(77,142)	(87,236)
Net increase (decrease)	3,103	6,859	$ 173,997	$ 369,684
Class T
Shares sold	2,125	3	$ 117,899	$ 150
Reinvestment of distributions	43	24	2,417	1,284
Shares redeemed	(84)	(243)	(4,693)	(13,241)
Net increase (decrease)	2,084	(216)	$ 115,623	$ (11,807)
Class C
Shares sold	2,283	6,213	$ 126,610	$ 338,797
Reinvestment of distributions	135	68	7,534	3,719
Shares redeemed	(1,202)	(2,214)	(67,253)	(119,698)
Net increase (decrease)	1,216	4,067	$ 66,891	$ 222,818

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2020
Shares sold	23,654	46,801	$ 1,319,113	$ 2,589,823
Reinvestment of distributions	1,918	1,366	107,139	74,954
Shares redeemed	(23,487)	(19,058)	(1,312,892)	(1,042,550)
Net increase (decrease)	2,085	29,109	$ 113,360	$ 1,622,227
Institutional Class
Shares sold	1,780	1,372	$ 100,000	$ 75,000
Reinvestment of distributions	44	29	2,434	1,560
Shares redeemed	(91)	(122)	(5,070)	(6,760)
Net increase (decrease)	1,733	1,279	$ 97,364	$ 69,800
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	124	2,298	$ 7,069	$ 128,651
Reinvestment of distributions	55	55	3,205	3,043
Shares redeemed	(51)	(2,277)	(2,957)	(128,019)
Net increase (decrease)	128	76	$ 7,317	$ 3,675
Class T
Shares sold	1,109	445	$ 64,546	$ 25,423
Reinvestment of distributions	10	1	588	70
Shares redeemed	-	-	-	-
Net increase (decrease)	1,119	446	$ 65,134	$ 25,493
Class C
Shares sold	481	4,664	$ 27,847	$ 264,924
Reinvestment of distributions	27	12	1,541	739
Shares redeemed	-	-	-	-
Net increase (decrease)	508	4,676	$ 29,388	$ 265,663
Income Replacement 2022
Shares sold	90,325	122,627	$ 5,238,326	$ 6,894,254
Reinvestment of distributions	1,320	940	76,579	53,287
Shares redeemed	(36,486)	(35,951)	(2,113,377)	(2,035,627)
Net increase (decrease)	55,159	87,616	$ 3,201,528	$ 4,911,914
Institutional Class
Shares sold	470	980	$ 27,193	$ 54,999
Reinvestment of distributions	12	7	672	409
Shares redeemed	(9)	-	(525)	-
Net increase (decrease)	473	987	$ 27,340	$ 55,408
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	955	925	$ 56,469	$ 52,324
Reinvestment of distributions	76	114	4,455	6,459
Shares redeemed	(52)	(5,011)	(3,061)	(288,188)
Net increase (decrease)	979	(3,972)	$ 57,863	$ (229,405)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	40	29	2,367	1,644
Shares redeemed	(111)	(222)	(6,539)	(12,674)
Net increase (decrease)	(71)	(193)	$ (4,172)	$ (11,030)
Class C
Shares sold	252	944	$ 14,700	$ 54,303
Reinvestment of distributions	29	7	1,697	384
Shares redeemed	(144)	(337)	(8,439)	(19,586)
Net increase (decrease)	137	614	$ 7,958	$ 35,101

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2024
Shares sold	37,930	100,545	$ 2,220,481	$ 5,712,753
Reinvestment of distributions	1,870	988	109,429	56,412
Shares redeemed	(26,717)	(22,993)	(1,559,347)	(1,319,597)
Net increase (decrease)	13,083	78,540	$ 770,563	$ 4,449,568
Institutional Class
Shares sold	112	-	$ 6,549	$ -
Reinvestment of distributions	12	10	695	588
Shares redeemed	-	-	-	-
Net increase (decrease)	124	10	$ 7,244	$ 588
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	2,832	4,671	$ 166,820	$ 270,903
Reinvestment of distributions	95	72	5,663	4,127
Shares redeemed	(292)	(1,342)	(17,422)	(76,534)
Net increase (decrease)	2,635	3,401	$ 155,061	$ 198,496
Class T
Shares sold	5,494	591	$ 324,246	$ 32,802
Reinvestment of distributions	7	16	446	896
Shares redeemed	(64)	(1,487)	(3,814)	(86,352)
Net increase (decrease)	5,437	(880)	$ 320,878	$ (52,654)
Class C
Shares sold	301	-	$ 17,900	$ -
Reinvestment of distributions	4	4	260	257
Shares redeemed	-	-	-	-
Net increase (decrease)	305	4	$ 18,160	$ 257
Income Replacement 2026
Shares sold	34,494	43,548	$ 2,050,441	$ 2,469,669
Reinvestment of distributions	522	515	31,103	29,638
Shares redeemed	(10,704)	(12,559)	(637,518)	(717,746)
Net increase (decrease)	24,312	31,504	$ 1,444,026	$ 1,781,561
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	9	311	499
Shares redeemed	-	-	-	-
Net increase (decrease)	5	9	$ 311	$ 499
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,403	11,628	$ 84,347	$ 695,024
Reinvestment of distributions	112	36	6,780	2,141
Shares redeemed	(1,161)	(2,162)	(70,017)	(125,714)
Net increase (decrease)	354	9,502	$ 21,110	$ 571,451
Class T
Shares sold	168	-	$ 10,233	$ -
Reinvestment of distributions	28	28	1,671	1,646
Shares redeemed	(242)	(250)	(14,529)	(14,492)
Net increase (decrease)	(46)	(222)	$ (2,625)	$ (12,846)
Class C
Shares sold	1,654	340	$ 100,000	$ 20,000
Reinvestment of distributions	14	3	833	160
Shares redeemed	-	(38)	-	(2,200)
Net increase (decrease)	1,668	305	$ 100,833	$ 17,960

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2028
Shares sold	83,128	276,372	$ 5,005,854	$ 16,302,408
Reinvestment of distributions	3,089	1,779	187,153	104,546
Shares redeemed	(48,536)	(48,843)	(2,923,646)	(2,851,544)
Net increase (decrease)	37,681	229,308	$ 2,269,361	$ 13,555,410
Institutional Class
Shares sold	547	-	$ 33,225	$ -
Reinvestment of distributions	21	27	1,277	1,560
Shares redeemed	-	-	-	-
Net increase (decrease)	568	27	$ 34,502	$ 1,560
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	405	3,278	$ 24,588	$ 188,799
Reinvestment of distributions	61	27	3,597	1,564
Shares redeemed	(23)	(1,623)	(1,357)	(94,101)
Net increase (decrease)	443	1,682	$ 26,828	$ 96,262
Class T
Shares sold	4	11	$ 257	$ 622
Reinvestment of distributions	6	3	318	200
Shares redeemed	-	-	-	-
Net increase (decrease)	10	14	$ 575	$ 822
Class C
Shares sold	50	911	$ 3,000	$ 54,800
Reinvestment of distributions	88	35	5,313	2,043
Shares redeemed	(106)	(732)	(6,364)	(42,088)
Net increase (decrease)	32	214	$ 1,949	$ 14,755
Income Replacement 2030
Shares sold	38,002	220,687	$ 2,276,396	$ 12,803,833
Reinvestment of distributions	4,446	2,234	267,713	130,960
Shares redeemed	(29,104)	(66,109)	(1,749,860)	(3,869,452)
Net increase (decrease)	13,344	156,812	$ 794,249	$ 9,065,341
Institutional Class
Shares sold	-	458	$ -	$ 25,001
Reinvestment of distributions	11	25	648	1,445
Shares redeemed	(551)	(465)	(33,612)	(28,292)
Net increase (decrease)	(540)	18	$ (32,964)	$ (1,846)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	1,363	4,195	$ 78,250	$ 226,000
Reinvestment of distributions	66	114	3,775	6,170
Shares redeemed	(818)	(3,916)	(46,919)	(224,739)
Net increase (decrease)	611	393	$ 35,106	$ 7,431
Class T
Shares sold	-	129	$ -	$ 6,991
Reinvestment of distributions	9	13	493	732
Shares redeemed	-	-	-	-
Net increase (decrease)	9	142	$ 493	$ 7,723
Class C
Shares sold	-	824	$ -	$ 46,001
Reinvestment of distributions	25	27	1,406	1,455
Shares redeemed	-	-	-	-
Net increase (decrease)	25	851	$ 1,406	$ 47,456

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2032
Shares sold	24,958	82,796	$ 1,420,275	$ 4,544,725
Reinvestment of distributions	1,669	2,269	95,531	123,077
Shares redeemed	(22,911)	(34,248)	(1,309,305)	(1,888,944)
Net increase (decrease)	3,716	50,817	$ 206,501	$ 2,778,858
Institutional Class
Shares sold	608	-	$ 34,999	$ -
Reinvestment of distributions	15	11	888	560
Shares redeemed	-	-	-	-
Net increase (decrease)	623	11	$ 35,887	$ 560
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	2,780	1,728	$ 165,117	$ 100,000
Reinvestment of distributions	21	7	1,290	399
Shares redeemed	(18)	-	(1,096)	-
Net increase (decrease)	2,783	1,735	$ 165,311	$ 100,399
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	32	25	1,894	1,474
Shares redeemed	-	-	-	-
Net increase (decrease)	32	25	$ 1,894	$ 1,474
Class C
Shares sold	1,221	85	$ 74,000	$ 4,814
Reinvestment of distributions	37	12	2,272	667
Shares redeemed	-	(86)	-	(5,154)
Net increase (decrease)	1,258	11	$ 76,272	$ 327
Income Replacement 2034
Shares sold	19,866	88,317	$ 1,193,956	$ 5,170,390
Reinvestment of distributions	2,622	1,329	157,633	77,616
Shares redeemed	(14,778)	(20,967)	(880,851)	(1,227,468)
Net increase (decrease)	7,710	68,679	$ 470,738	$ 4,020,538
Institutional Class
Shares sold	-	1,056	$ -	$ 60,682
Reinvestment of distributions	80	71	4,796	4,133
Shares redeemed	(14)	(13)	(841)	(764)
Net increase (decrease)	66	1,114	$ 3,955	$ 64,051
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	2,894	2,537	$ 174,047	$ 146,968
Reinvestment of distributions	63	37	3,844	2,153
Shares redeemed	0*	0*	(30)	(15)
Net increase (decrease)	2,957	2,574	$ 177,861	$ 149,106
Class T
Shares sold	12,357	1,978	$ 751,572	$ 116,352
Reinvestment of distributions	151	30	9,160	1,768
Shares redeemed	(301)	(337)	(18,237)	(19,565)
Net increase (decrease)	12,207	1,671	$ 742,495	$ 98,555
Class C
Shares sold	1,714	-	$ 103,000	$ -
Reinvestment of distributions	48	38	2,926	2,203
Shares redeemed	(282)	(518)	(17,018)	(29,991)
Net increase (decrease)	1,480	(480)	$ 88,908	$ (27,788)
7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2036
Shares sold	21,064	58,800	$ 1,270,520	$ 3,418,581
Reinvestment of distributions	866	662	52,504	38,607
Shares redeemed	(9,108)	(24,467)	(552,712)	(1,425,529)
Net increase (decrease)	12,822	34,995	$ 770,312	$ 2,031,659
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	10	13
Shares redeemed	-	-	-	-
Net increase (decrease)	0*	0*	$ 10	$ 13
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	227	751	$ 13,106	$ 43,225
Reinvestment of distributions	53	95	3,062	5,216
Shares redeemed	(496)	-	(28,489)	-
Net increase (decrease)	(216)	846	$ (12,321)	$ 48,441
Class T
Shares sold	-	1,339	$ -	$ 76,212
Reinvestment of distributions	44	76	2,545	4,096
Shares redeemed	(71)	(598)	(4,148)	(33,753)
Net increase (decrease)	(27)	817	$ (1,603)	$ 46,555
Class C
Shares sold	858	299	$ 50,000	$ 16,110
Reinvestment of distributions	28	63	1,634	3,427
Shares redeemed	(1,045)	-	(61,313)	-
Net increase (decrease)	(159)	362	$ (9,679)	$ 19,537
Income Replacement 2038
Shares sold	30,196	97,135	$ 1,759,817	$ 5,466,976
Reinvestment of distributions	1,866	2,020	108,496	111,764
Shares redeemed	(26,936)	(30,641)	(1,552,377)	(1,721,190)
Net increase (decrease)	5,126	68,514	$ 315,936	$ 3,857,550
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	23	639	1,281
Shares redeemed	-	-	-	-
Net increase (decrease)	11	23	$ 639	$ 1,281
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	1,700	$ -	$ 97,306
Reinvestment of distributions	33	11	1,989	653
Shares redeemed	(19)	(42)	(1,114)	(2,337)
Net increase (decrease)	14	1,669	$ 875	$ 95,622
Class T
Shares sold	1,828	7,541	$ 109,641	$ 438,067
Reinvestment of distributions	118	4	7,052	309
Shares redeemed	(189)	(108)	(11,237)	(6,401)
Net increase (decrease)	1,757	7,437	$ 105,456	$ 431,975
Class C
Shares sold	1,840	604	$ 108,578	$ 35,021
Reinvestment of distributions	82	66	4,833	3,568
Shares redeemed	(3)	0*	(154)	(15)
Net increase (decrease)	1,919	670	$ 113,257	$ 38,574

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2040
Shares sold	30,388	101,404	$ 1,808,369	$ 5,825,239
Reinvestment of distributions	2,513	2,134	149,247	120,009
Shares redeemed	(19,453)	(41,563)	(1,148,315)	(2,382,123)
Net increase (decrease)	13,448	61,975	$ 809,301	$ 3,563,125
Institutional Class
Shares sold	-	250	$ -	$ 13,998
Reinvestment of distributions	6	2	351	75
Shares redeemed	(2)	-	(110)	-
Net increase (decrease)	4	252	$ 241	$ 14,073
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	427	15,726	$ 25,360	$ 906,475
Reinvestment of distributions	190	154	11,301	8,830
Shares redeemed	(1,347)	(7,599)	(80,570)	(439,193)
Net increase (decrease)	(730)	8,281	$ (43,909)	$ 476,112
Class T
Shares sold	695	5,127	$ 40,836	$ 284,223
Reinvestment of distributions	170	241	10,136	13,527
Shares redeemed	-	-	-	-
Net increase (decrease)	865	5,368	$ 50,972	$ 297,750
Class C
Shares sold	440	7,488	$ 26,368	$ 430,355
Reinvestment of distributions	109	105	6,451	5,831
Shares redeemed	(396)	(3,151)	(22,855)	(174,356)
Net increase (decrease)	153	4,442	$ 9,964	$ 261,830
Income Replacement 2042
Shares sold	189,758	397,829	$ 11,250,524	$ 22,936,171
Reinvestment of distributions	11,278	10,109	671,175	569,905
Shares redeemed	(121,047)	(112,551)	(7,153,521)	(6,460,739)
Net increase (decrease)	79,989	295,387	$ 4,768,178	$ 17,045,337
Institutional Class
Shares sold	500	1,261	$ 29,000	$ 71,051
Reinvestment of distributions	48	42	2,843	2,376
Shares redeemed	(8)	(1)	(504)	(55)
Net increase (decrease)	540	1,302	$ 31,339	$ 73,372

* Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	15%	10%	28%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each fund in January 2014 and March 2014.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests, and that information about such expenses is disclosed in the funds' prospectus. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying Fidelity fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying Fidelity fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2013 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and Strategic Advisers pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARW-USAN-0315
1.848194.107

Fidelity Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	94	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	111

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,005.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,003.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,001.10	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,006.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,006.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,012.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,010.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,008.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,013.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,013.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,014.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,016.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.60	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,014.40	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,014.40	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.51%**
Actual		$ 1,000.00	$ 1,014.10	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,016.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.90	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.02%**
Actual		$ 1,000.00	$ 1,011.40	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,016.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.70	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,016.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,015.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.60	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,016.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,014.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.10	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,010.40	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,015.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,015.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,013.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,012.70	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,010.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,015.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,015.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,013.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,012.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,009.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,015.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,014.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,013.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,012.10	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,009.60	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,014.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,014.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,013.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,011.90	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,009.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,014.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,014.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

** Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	0.8	1.1
Fidelity Blue Chip Growth Fund	0.7	1.0
Fidelity Equity-Income Fund	1.2	1.6
Fidelity Large Cap Stock Fund	0.9	1.2
Fidelity Series 100 Index Fund	0.8	1.0
Fidelity Series Broad Market Opportunities Fund	1.3	1.8
Fidelity Series Small Cap Opportunities Fund	0.1	0.1
	5.8	7.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.9	2.3
Fidelity Strategic Real Return Fund	0.9	2.3
Fidelity Total Bond Fund	2.8	6.9
	4.6	11.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	62.1	52.8
Fidelity Short-Term Bond Fund	27.5	27.9
	89.6	80.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	5.8%
Investment Grade Fixed-Income Funds	4.6%
Short-Term Funds	89.6%

Six months ago
Domestic Equity Funds	7.8%
Investment Grade Fixed-Income Funds	11.5%
Short-Term Funds	80.7%

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 5.8%
	Shares	Value
Domestic Equity Funds - 5.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	1,939	$ 36,474
Fidelity Blue Chip Growth Fund (b)	498	33,773
Fidelity Equity-Income Fund (b)	912	52,235
Fidelity Large Cap Stock Fund (b)	1,453	39,176
Fidelity Series 100 Index Fund (b)	2,628	33,773
Fidelity Series Broad Market Opportunities Fund (b)	4,028	59,890
Fidelity Series Small Cap Opportunities Fund (b)	424	5,404
TOTAL EQUITY FUNDS (Cost $149,006)		260,725
Fixed-Income Funds - 4.6%

Investment Grade Fixed-Income Funds - 4.6%
Fidelity Government Income Fund (b)	3,865	41,428
Fidelity Strategic Real Return Fund (b)	4,543	41,428
Fidelity Total Bond Fund (b)	11,444	124,283
TOTAL FIXED-INCOME FUNDS (Cost $178,803)		207,139
Short-Term Funds - 89.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	2,796,365	$ 2,796,365
Fidelity Short-Term Bond Fund (b)	143,710	1,238,776
TOTAL SHORT-TERM FUNDS (Cost $3,985,970)		4,035,141
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,313,779)	4,503,005
NET OTHER ASSETS (LIABILITIES) - 0.0%	(416)
NET ASSETS - 100%	$ 4,502,589
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 53,884	$ 7,393	$ 20,922	$ -	$ 36,474
Fidelity Blue Chip Growth Fund	50,639	4,767	22,708	53	33,773
Fidelity Equity-Income Fund	78,226	6,778	29,568	795	52,235
Fidelity Government Income Fund	115,657	4,083	80,385	568	41,428
Fidelity Institutional Money Market Portfolio Institutional Class	2,636,597	622,712	462,944	1,250	2,796,365
Fidelity Large Cap Stock Fund	58,923	4,076	23,345	263	39,176
Fidelity Series 100 Index Fund	51,470	2,898	21,659	755	33,773
Fidelity Series Broad Market Opportunities Fund	88,756	8,042	35,991	280	59,890
Fidelity Series Small Cap Opportunities Fund	7,476	886	2,875	20	5,404
Fidelity Short-Term Bond Fund	1,391,877	170,274	327,943	6,180	1,238,776
Fidelity Strategic Real Return Fund	114,414	4,325	73,748	792	41,428
Fidelity Total Bond Fund	346,685	13,763	239,162	3,140	124,283
Total	$ 4,994,604	$ 849,997	$ 1,341,250	$ 14,096	$ 4,503,005
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $4,313,779) - See accompanying schedule		$ 4,503,005
Receivable for investments sold		122,822
Total assets		4,625,827

Liabilities
Payable for investments purchased	$ 122,831
Distribution and service plan fees payable	407
Total liabilities		123,238

Net Assets		$ 4,502,589
Net Assets consist of:
Paid in capital		$ 4,277,151
Undistributed net investment income		513
Accumulated undistributed net realized gain (loss) on investments		35,699
Net unrealized appreciation (depreciation) on investments		189,226
Net Assets		$ 4,502,589

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($126,962 ÷ 2,483.46 shares)		$ 51.12

Maximum offering price per share (100/94.25 of $51.12)		$ 54.24
Class T: Net Asset Value and redemption price per share ($112,510 ÷ 2,201.35 shares)		$ 51.11

Maximum offering price per share (100/96.50 of $51.11)		$ 52.96

Class C: Net Asset Value and offering price per share ($390,351 ÷ 7,686.93 shares)A		$ 50.78

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($3,853,390 ÷ 75,390.22 shares)		$ 51.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,376 ÷ 379.08 shares)		$ 51.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,096

Expenses
Distribution and service plan fees	$ 2,588
Independent trustees' compensation	12
Total expenses before reductions	2,600
Expense reductions	(12)	2,588
Net investment income (loss)		11,508
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	96,770
Capital gain distributions from underlying funds	16,341
Total net realized gain (loss)		113,111
Change in net unrealized appreciation (depreciation) on underlying funds		(97,117)
Net gain (loss)		15,994
Net increase (decrease) in net assets resulting from operations		$ 27,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,508	$ 41,471
Net realized gain (loss)	113,111	271,046
Change in net unrealized appreciation (depreciation)	(97,117)	(155,891)
Net increase (decrease) in net assets resulting from operations	27,502	156,626
Distributions to shareholders from net investment income	(11,485)	(41,835)
Distributions to shareholders from net realized gain	(140,708)	(4,675)
Total distributions	(152,193)	(46,510)
Share transactions - net increase (decrease)	(366,854)	(1,448,333)
Total increase (decrease) in net assets	(491,545)	(1,338,217)

Net Assets
Beginning of period	4,994,134	6,332,351
End of period (including undistributed net investment income of $513 and $490, respectively)	$ 4,502,589	$ 4,994,134

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62
Income from Investment Operations
Net investment income (loss) E	.091	.305	.500	.736	.821	.831
Net realized and unrealized gain (loss)	.167	1.012	1.219	.842	3.054	3.539
Total from investment operations	.258	1.317	1.719	1.578	3.875	4.370
Distributions from net investment income	(.078)	(.287)	(.487)	(.733)	(.834)	(.830)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.618)	(.327)	(.689)	(.938)	(1.095)	(.950)
Net asset value, end of period	$ 51.12	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04
Total ReturnB, C, D	.50%	2.56%	3.43%	3.23%	8.30%	10.08%
Ratios to Average Net Assets F,G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.35%A	.59%	.98%	1.49%	1.68%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127	$ 185	$ 331	$ 886	$ 1,798	$ 2,308
Portfolio turnover rateF	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62
Income from Investment Operations
Net investment income (loss) E	.025	.175	.372	.612	.698	.716
Net realized and unrealized gain (loss)	.175	1.006	1.225	.847	3.043	3.540
Total from investment operations	.200	1.181	1.597	1.459	3.741	4.256
Distributions from net investment income	(.030)	(.161)	(.365)	(.594)	(.710)	(.716)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.570)	(.201)	(.567)	(.799)	(.971)	(.836)
Net asset value, end of period	$ 51.11	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04
Total ReturnB, C, D	.38%	2.30%	3.18%	2.98%	8.00%	9.81%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.10%A	.34%	.73%	1.24%	1.42%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 120	$ 135	$ 194	$ 529	$ 638
Portfolio turnover rateF	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61
Income from Investment Operations
Net investment income (loss) E	(.104)	(.085)	.116	.364	.453	.485
Net realized and unrealized gain (loss)	.164	1.014	1.225	.837	3.055	3.531
Total from investment operations	.060	.929	1.341	1.201	3.508	4.016
Distributions from net investment income	-	(.039)	(.179)	(.376)	(.447)	(.476)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.540)	(.079)	(.381)	(.581)	(.708)	(.596)
Net asset value, end of period	$ 50.78	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03
Total ReturnB, C, D	.11%	1.81%	2.67%	2.45%	7.49%	9.24%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.40)%A	(.16)%	.23%	.74%	.92%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 390	$ 443	$ 575	$ 891	$ 759	$ 1,075
Portfolio turnover rateF	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63
Income from Investment Operations
Net investment income (loss) D	.155	.435	.627	.859	.944	.948
Net realized and unrealized gain (loss)	.168	1.007	1.229	.838	3.055	3.539
Total from investment operations	.323	1.442	1.856	1.697	3.999	4.487
Distributions from net investment income	(.143)	(.422)	(.624)	(.862)	(.958)	(.947)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.683)	(.462)	(.826)	(1.067)	(1.219)	(1.067)
Net asset value, end of period	$ 51.11	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Total ReturnB, C	.62%	2.81%	3.71%	3.48%	8.57%	10.36%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.60%A	.84%	1.23%	1.74%	1.93%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,853	$ 4,225	$ 5,262	$ 6,124	$ 6,873	$ 6,946
Portfolio turnover rate E	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64
Income from Investment Operations
Net investment income (loss) D	.154	.435	.628	.861	.945	.947
Net realized and unrealized gain (loss)	.169	1.007	1.228	.836	3.054	3.530
Total from investment operations	.323	1.442	1.856	1.697	3.999	4.477
Distributions from net investment income	(.143)	(.422)	(.624)	(.862)	(.958)	(.947)
Distributions from net realized gain	(1.540)	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(1.683)	(.462)	(.826)	(1.067)	(1.219)	(1.067)
Net asset value, end of period	$ 51.11	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Total ReturnB, C	.62%	2.81%	3.71%	3.48%	8.57%	10.33%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.60%A	.84%	1.23%	1.74%	1.92%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 21	$ 30	$ 49	$ 44	$ 108
Portfolio turnover rateE	42% A	31%	40%	44%	31%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.0	2.4
Fidelity Blue Chip Growth Fund	1.9	2.2
Fidelity Equity-Income Fund	2.9	3.4
Fidelity Large Cap Stock Fund	2.1	2.6
Fidelity Series 100 Index Fund	1.9	2.2
Fidelity Series Broad Market Opportunities Fund	3.3	3.9
Fidelity Series Small Cap Opportunities Fund	0.3	0.3
	14.4	17.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	7.0
Fidelity Strategic Real Return Fund	5.8	7.0
Fidelity Total Bond Fund	17.3	21.1
	28.9	35.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	34.2	36.2
Fidelity Short-Term Bond Fund	22.5	11.7
	56.7	47.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Six months ago
Domestic Equity Funds	17.0%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	47.9%

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 14.4%
	Shares	Value
Domestic Equity Funds - 14.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	6,784	$ 127,612
Fidelity Blue Chip Growth Fund (b)	1,740	118,136
Fidelity Equity-Income Fund (b)	3,177	181,942
Fidelity Large Cap Stock Fund (b)	5,060	136,456
Fidelity Series 100 Index Fund (b)	9,193	118,136
Fidelity Series Broad Market Opportunities Fund (b)	14,062	209,107
Fidelity Series Small Cap Opportunities Fund (b)	1,437	18,321
TOTAL EQUITY FUNDS (Cost $668,394)		909,710
Fixed-Income Funds - 28.9%

Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund (b)	34,062	365,147
Fidelity Strategic Real Return Fund (b)	40,038	365,147
Fidelity Total Bond Fund (b)	100,986	1,096,704
TOTAL FIXED-INCOME FUNDS (Cost $1,774,824)		1,826,998
Short-Term Funds - 56.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	2,157,402	$ 2,157,402
Fidelity Short-Term Bond Fund (b)	165,118	1,423,316
TOTAL SHORT-TERM FUNDS (Cost $3,567,690)		3,580,718
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,010,908)	6,317,426
NET OTHER ASSETS (LIABILITIES) - 0.0%	(833)
NET ASSETS - 100%	$ 6,316,593
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 169,791	$ 28,211	$ 56,768	$ -	$ 127,612
Fidelity Blue Chip Growth Fund	159,132	15,815	60,013	176	118,136
Fidelity Equity-Income Fund	246,066	23,650	76,235	2,671	181,942
Fidelity Government Income Fund	506,949	25,342	180,908	3,320	365,147
Fidelity Institutional Money Market Portfolio Institutional Class	2,605,957	1,134,198	1,582,753	1,304	2,157,402
Fidelity Large Cap Stock Fund	185,321	14,477	60,899	911	136,456
Fidelity Series 100 Index Fund	161,744	9,962	56,557	2,534	118,136
Fidelity Series Broad Market Opportunities Fund	280,568	27,724	94,982	951	209,107
Fidelity Series Small Cap Opportunities Fund	23,652	3,693	8,776	67	18,321
Fidelity Short-Term Bond Fund	839,804	1,128,622	551,813	3,262	1,423,316
Fidelity Strategic Real Return Fund	501,479	27,290	142,768	4,941	365,147
Fidelity Total Bond Fund	1,519,533	85,086	528,171	18,556	1,096,704
Total	$ 7,199,996	$ 2,524,070	$ 3,400,643	$ 38,693	$ 6,317,426
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $6,010,908) - See accompanying schedule		$ 6,317,426
Receivable for investments sold		95,195
Total assets		6,412,621

Liabilities
Payable for investments purchased	$ 95,174
Distribution and service plan fees payable	854
Total liabilities		96,028

Net Assets		$ 6,316,593
Net Assets consist of:
Paid in capital		$ 6,280,436
Undistributed net investment income		1,317
Accumulated undistributed net realized gain (loss) on investments		(271,678)
Net unrealized appreciation (depreciation) on investments		306,518
Net Assets		$ 6,316,593

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($699,611 ÷ 12,761 shares)		$ 54.82

Maximum offering price per share (100/94.25 of $54.82)		$ 58.16
Class T: Net Asset Value and redemption price per share ($403,047 ÷ 7,350 shares)		$ 54.84

Maximum offering price per share (100/96.50 of $54.84)		$ 56.83

Class C: Net Asset Value and offering price per share ($646,600 ÷ 11,825 shares)A		$ 54.68

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($4,248,138 ÷ 77,469 shares)		$ 54.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($319,197 ÷ 5,820 shares)		$ 54.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 38,693

Expenses
Distribution and service plan fees	$ 5,551
Independent trustees' compensation	17
Total expenses before reductions	5,568
Expense reductions	(17)	5,551
Net investment income (loss)		33,142
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	61,137
Capital gain distributions from underlying funds	58,128
Total net realized gain (loss)		119,265
Change in net unrealized appreciation (depreciation) on underlying funds		(67,133)
Net gain (loss)		52,132
Net increase (decrease) in net assets resulting from operations		$ 85,274

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,142	$ 77,651
Net realized gain (loss)	119,265	112,032
Change in net unrealized appreciation (depreciation)	(67,133)	136,996
Net increase (decrease) in net assets resulting from operations	85,274	326,679
Distributions to shareholders from net investment income	(32,989)	(77,552)
Distributions to shareholders from net realized gain	(6,904)	(9,595)
Total distributions	(39,893)	(87,147)
Share transactions - net increase (decrease)	(927,802)	1,221,542
Total increase (decrease) in net assets	(882,421)	1,461,074

Net Assets
Beginning of period	7,199,014	5,737,940
End of period (including undistributed net investment income of $1,317 and $1,164, respectively)	$ 6,316,593	$ 7,199,014

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81
Income from Investment Operations
Net investment income (loss) E	.245	.588	.719	.774	.836	.836
Net realized and unrealized gain (loss)	.417	2.080	2.135	.909	3.655	3.763
Total from investment operations	.662	2.668	2.854	1.683	4.491	4.599
Distributions from net investment income	(.244)	(.579)	(.705)	(.765)	(.834)	(.839)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.302)	(.658)	(.994)	(.963)	(1.071)	(.959)
Net asset value, end of period	$ 54.82	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45
Total ReturnB, C, D	1.22%	5.11%	5.70%	3.45%	9.73%	10.80%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.89% A	1.10%	1.39%	1.57%	1.71%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 700	$ 868	$ 774	$ 762	$ 784	$ 1,147
Portfolio turnover rate F	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83
Income from Investment Operations
Net investment income (loss) E	.177	.454	.589	.651	.716	.722
Net realized and unrealized gain (loss)	.417	2.085	2.133	.909	3.664	3.759
Total from investment operations	.594	2.539	2.722	1.560	4.380	4.481
Distributions from net investment income	(.176)	(.460)	(.573)	(.642)	(.723)	(.711)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.234)	(.539)	(.862)	(.840)	(.960)	(.831)
Net asset value, end of period	$ 54.84	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48
Total ReturnB, C, D	1.09%	4.86%	5.43%	3.19%	9.48%	10.51%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.64% A	.85%	1.14%	1.32%	1.46%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 403	$ 444	$ 101	$ 128	$ 148	$ 52
Portfolio turnover rate F	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80
Income from Investment Operations
Net investment income (loss) E	.040	.187	.330	.403	.469	.495
Net realized and unrealized gain (loss)	.417	2.073	2.129	.912	3.659	3.760
Total from investment operations	.457	2.260	2.459	1.315	4.128	4.255
Distributions from net investment income	(.079)	(.201)	(.350)	(.407)	(.471)	(.505)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.137)	(.280)	(.639)	(.605)	(.708)	(.625)
Net asset value, end of period	$ 54.68	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43
Total ReturnB, C, D	.84%	4.32%	4.90%	2.68%	8.93%	9.98%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.15%A	.35%	.64%	.82%	.96%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 647	$ 787	$ 498	$ 439	$ 226	$ 201
Portfolio turnover rateF	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82
Income from Investment Operations
Net investment income (loss) D	.314	.722	.848	.898	.960	.950
Net realized and unrealized gain (loss)	.424	2.081	2.135	.908	3.657	3.761
Total from investment operations	.738	2.803	2.983	1.806	4.617	4.711
Distributions from net investment income	(.310)	(.714)	(.834)	(.888)	(.960)	(.951)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.368)	(.793)	(1.123)	(1.086)	(1.197)	(1.071)
Net asset value, end of period	$ 54.84	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46
Total ReturnB, C	1.36%	5.38%	5.96%	3.71%	10.01%	11.07%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.14%A	1.35%	1.64%	1.82%	1.96%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,248	$ 4,665	$ 3,875	$ 3,904	$ 3,806	$ 3,681
Portfolio turnover rateE	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82
Income from Investment Operations
Net investment income (loss) D	.314	.722	.849	.891	.959	.950
Net realized and unrealized gain (loss)	.414	2.091	2.124	.915	3.668	3.761
Total from investment operations	.728	2.813	2.973	1.806	4.627	4.711
Distributions from net investment income	(.310)	(.714)	(.834)	(.888)	(.960)	(.951)
Distributions from net realized gain	(.058)	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.368)	(.793)	(1.123)	(1.086)	(1.197)	(1.071)
Net asset value, end of period	$ 54.84	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46
Total ReturnB, C	1.34%	5.40%	5.94%	3.71%	10.03%	11.07%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.14%A	1.35%	1.64%	1.82%	1.96%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319	$ 434	$ 491	$ 470	$ 320	$ 350
Portfolio turnover rateE	75% A	56%	41%	44%	39%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.2	3.3
Fidelity Blue Chip Growth Fund	2.9	3.1
Fidelity Equity-Income Fund	4.5	4.8
Fidelity Large Cap Stock Fund	3.4	3.7
Fidelity Series 100 Index Fund	2.9	3.2
Fidelity Series Broad Market Opportunities Fund	5.2	5.5
Fidelity Series Small Cap Opportunities Fund	0.4	0.5
	22.5	24.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	1.8	2.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.5	8.4
Fidelity Strategic Real Return Fund	8.5	8.4
Fidelity Total Bond Fund	25.4	25.2
	42.4	42.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	16.7	15.9
Fidelity Short-Term Bond Fund	16.6	15.8
	33.3	31.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

Six months ago
Domestic Equity Funds	24.1%
International Equity Funds	2.2%
Investment Grade Fixed-Income Funds	42.0%
Short-Term Funds	31.7%

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.3%
	Shares	Value
Domestic Equity Funds - 22.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	15,329	$ 288,334
Fidelity Blue Chip Growth Fund (b)	3,951	268,197
Fidelity Equity-Income Fund (b)	7,194	411,906
Fidelity Large Cap Stock Fund (b)	11,472	309,387
Fidelity Series 100 Index Fund (b)	20,871	268,197
Fidelity Series Broad Market Opportunities Fund (b)	31,886	474,149
Fidelity Series Small Cap Opportunities Fund (b)	3,231	41,191
TOTAL DOMESTIC EQUITY FUNDS		2,061,361
International Equity Funds - 1.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,329	165,678
TOTAL EQUITY FUNDS (Cost $1,617,068)		2,227,039
Fixed-Income Funds - 42.4%

Investment Grade Fixed-Income Funds - 42.4%
Fidelity Government Income Fund (b)	72,408	776,213
Fidelity Strategic Real Return Fund (b)	85,111	776,214
Fidelity Total Bond Fund (b)	214,171	2,325,892
TOTAL FIXED-INCOME FUNDS (Cost $3,793,477)		3,878,319
Short-Term Funds - 33.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	1,524,052	$ 1,524,052
Fidelity Short-Term Bond Fund (b)	176,804	1,524,051
TOTAL SHORT-TERM FUNDS (Cost $3,028,189)		3,048,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,438,734)	9,153,461
NET OTHER ASSETS (LIABILITIES) - 0.0%	(782)
NET ASSETS - 100%	$ 9,152,679
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 185,587	$ 39,994	$ 52,807	$ 1,199	$ 165,678
Fidelity Advisor Mid Cap II Fund Institutional Class	287,033	106,530	75,847	-	288,334
Fidelity Blue Chip Growth Fund	270,231	68,755	76,952	325	268,197
Fidelity Equity-Income Fund	417,164	115,073	94,800	5,341	411,906
Fidelity Government Income Fund	724,255	178,825	152,023	5,621	776,213
Fidelity Institutional Money Market Portfolio Institutional Class	1,367,711	403,116	246,775	661	1,524,052
Fidelity Large Cap Stock Fund	314,227	80,121	77,955	1,814	309,387
Fidelity Series 100 Index Fund	274,642	65,126	75,015	5,307	268,197
Fidelity Series Broad Market Opportunities Fund	476,090	133,216	123,287	1,962	474,149
Fidelity Series Small Cap Opportunities Fund	39,701	14,746	12,969	133	41,191
Fidelity Short-Term Bond Fund	1,365,451	400,529	247,024	6,418	1,524,051
Fidelity Strategic Real Return Fund	716,433	223,409	128,888	8,754	776,214
Fidelity Total Bond Fund	2,170,920	557,601	441,186	31,730	2,325,892
Total	$ 8,609,445	$ 2,387,041	$ 1,805,528	$ 69,265	$ 9,153,461
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $8,438,734) - See accompanying schedule		$ 9,153,461
Cash		6
Receivable for investments sold		95,819
Total assets		9,249,286

Liabilities
Payable for investments purchased	$ 95,790
Distribution and service plan fees payable	817
Total liabilities		96,607

Net Assets		$ 9,152,679
Net Assets consist of:
Paid in capital		$ 8,394,174
Undistributed net investment income		2,502
Accumulated undistributed net realized gain (loss) on investments		41,276
Net unrealized appreciation (depreciation) on investments		714,727
Net Assets		$ 9,152,679

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($983,100 ÷ 17,626.8 shares)		$ 55.77

Maximum offering price per share (100/94.25 of $55.77)		$ 59.17
Class T: Net Asset Value and redemption price per share ($209,520 ÷ 3,756.3 shares)		$ 55.78

Maximum offering price per share (100/96.50 of $55.78)		$ 57.80

Class C: Net Asset Value and offering price per share ($629,203 ÷ 11,305.1 shares)A		$ 55.66

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($7,147,821 ÷ 128,151.9 shares)		$ 55.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($183,035 ÷ 3,281.5 shares)		$ 55.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 69,265

Expenses
Distribution and service plan fees	$ 4,407
Independent trustees' compensation	21
Total expenses before reductions	4,428
Expense reductions	(21)	4,407
Net investment income (loss)		64,858
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	6,830
Capital gain distributions from underlying funds	115,740
Total net realized gain (loss)		122,570
Change in net unrealized appreciation (depreciation) on underlying funds		(44,329)
Net gain (loss)		78,241
Net increase (decrease) in net assets resulting from operations		$ 143,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,858	$ 100,246
Net realized gain (loss)	122,570	111,325
Change in net unrealized appreciation (depreciation)	(44,329)	230,351
Net increase (decrease) in net assets resulting from operations	143,099	441,922
Distributions to shareholders from net investment income	(64,088)	(99,649)
Distributions to shareholders from net realized gain	(102,328)	(50,628)
Total distributions	(166,416)	(150,277)
Share transactions - net increase (decrease)	567,235	2,272,722
Total increase (decrease) in net assets	543,918	2,564,367

Net Assets
Beginning of period	8,608,761	6,044,394
End of period (including undistributed net investment income of $2,502 and $1,732, respectively)	$ 9,152,679	$ 8,608,761

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Income from Investment Operations
Net investment income (loss) E	.373	.674	.770	.793	.817	.812
Net realized and unrealized gain (loss)	.484	2.766	3.157	.884	4.128	3.930
Total from investment operations	.857	3.440	3.927	1.677	4.945	4.742
Distributions from net investment income	(.363)	(.670)	(.774)	(.794)	(.826)	(.817)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.027)	(1.090)	(1.027)	(.977)	(1.045)	(.932)
Net asset value, end of period	$ 55.77	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Total ReturnB, C, D	1.54%	6.48%	7.84%	3.44%	10.79%	11.27%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.33%A	1.23%	1.47%	1.61%	1.67%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 983	$ 813	$ 411	$ 408	$ 436	$ 607
Portfolio turnover rateF	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Income from Investment Operations
Net investment income (loss) E	.301	.537	.639	.670	.696	.696
Net realized and unrealized gain (loss)	.490	2.770	3.145	.885	4.135	3.928
Total from investment operations	.791	3.307	3.784	1.555	4.831	4.624
Distributions from net investment income	(.297)	(.527)	(.631)	(.672)	(.712)	(.699)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(.961)	(.947)	(.884)	(.855)	(.931)	(.814)
Net asset value, end of period	$ 55.78	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Total ReturnB, C, D	1.42%	6.22%	7.54%	3.18%	10.54%	10.98%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.08%A	.98%	1.22%	1.36%	1.42%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210	$ 94	$ 101	$ 189	$ 196	$ 134
Portfolio turnover rateF	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26
Income from Investment Operations
Net investment income (loss) E	.163	.262	.377	.422	.449	.473
Net realized and unrealized gain (loss)	.488	2.759	3.151	.876	4.132	3.923
Total from investment operations	.651	3.021	3.528	1.298	4.581	4.396
Distributions from net investment income	(.167)	(.271)	(.415)	(.435)	(.452)	(.481)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(.831)	(.691)	(.668)	(.618)	(.671)	(.596)
Net asset value, end of period	$ 55.66	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06
Total ReturnB, C, D	1.17%	5.68%	7.02%	2.65%	9.98%	10.43%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.58%A	.48%	.72%	.86%	.92%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 629	$ 563	$ 322	$ 306	$ 228	$ 295
Portfolio turnover rateF	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Income from Investment Operations
Net investment income (loss) D	.443	.813	.901	.917	.942	.925
Net realized and unrealized gain (loss)	.492	2.762	3.160	.874	4.138	3.919
Total from investment operations	.935	3.575	4.061	1.791	5.080	4.844
Distributions from net investment income	(.431)	(.805)	(.908)	(.918)	(.951)	(.929)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.095)	(1.225)	(1.161)	(1.101)	(1.170)	(1.044)
Net asset value, end of period	$ 55.78	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Total ReturnB, C	1.68%	6.74%	8.11%	3.68%	11.10%	11.52%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.59%A	1.48%	1.72%	1.86%	1.92%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,148	$ 7,053	$ 5,196	$ 3,945	$ 3,079	$ 2,225
Portfolio turnover rateE	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Income from Investment Operations
Net investment income (loss) D	.440	.814	.901	.917	.939	.928
Net realized and unrealized gain (loss)	.495	2.761	3.160	.874	4.141	3.916
Total from investment operations	.935	3.575	4.061	1.791	5.080	4.844
Distributions from net investment income	(.431)	(.805)	(.908)	(.918)	(.951)	(.929)
Distributions from net realized gain	(.664)	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.095)	(1.225)	(1.161)	(1.101)	(1.170)	(1.044)
Net asset value, end of period	$ 55.78	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Total ReturnB, C	1.68%	6.74%	8.11%	3.68%	11.10%	11.52%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58%A	1.48%	1.72%	1.86%	1.92%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 87	$ 14	$ 13	$ 32	$ 49
Portfolio turnover rateE	41% A	25%	44%	35%	48%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.1	4.2
Fidelity Blue Chip Growth Fund	3.9	4.0
Fidelity Equity-Income Fund	5.9	6.2
Fidelity Large Cap Stock Fund	4.4	4.6
Fidelity Series 100 Index Fund	3.8	4.0
Fidelity Series Broad Market Opportunities Fund	6.8	7.0
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	29.5	30.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.9	3.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.8	1.0
Fidelity Strategic Income Fund	0.9	1.1
	1.7	2.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.7
Fidelity Strategic Real Return Fund	7.8	7.6
Fidelity Total Bond Fund	23.3	23.0
	38.9	38.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.5	13.0
Fidelity Short-Term Bond Fund	13.5	12.9
	27.0	25.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

Six months ago
Domestic Equity Funds	30.6%
International Equity Funds	3.1%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.3%
Short-Term Funds	25.9%

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.4%
	Shares	Value
Domestic Equity Funds - 29.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	30,653	$ 576,581
Fidelity Blue Chip Growth Fund (b)	7,896	535,996
Fidelity Equity-Income Fund (b)	14,396	824,287
Fidelity Large Cap Stock Fund (b)	22,935	618,565
Fidelity Series 100 Index Fund (b)	41,712	535,996
Fidelity Series Broad Market Opportunities Fund (b)	63,715	947,440
Fidelity Series Small Cap Opportunities Fund (b)	6,476	82,569
TOTAL DOMESTIC EQUITY FUNDS		4,121,434
International Equity Funds - 2.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	10,605	405,846
TOTAL EQUITY FUNDS (Cost $4,124,089)		4,527,280
Fixed-Income Funds - 40.6%

High Yield Fixed-Income Funds - 1.7%
Fidelity Capital & Income Fund (b)	12,500	121,754
Fidelity Strategic Income Fund (b)	11,336	121,754
TOTAL HIGH YIELD FIXED-INCOME FUNDS		243,508

	Shares	Value
Investment Grade Fixed-Income Funds - 38.9%
Fidelity Government Income Fund (b)	101,435	$ 1,087,387
Fidelity Strategic Real Return Fund (b)	119,231	1,087,387
Fidelity Total Bond Fund (b)	300,641	3,264,960
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,439,734
TOTAL FIXED-INCOME FUNDS (Cost $5,625,174)		5,683,242
Short-Term Funds - 27.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	1,892,081	1,892,081
Fidelity Short-Term Bond Fund (b)	219,499	1,892,081
TOTAL SHORT-TERM FUNDS (Cost $3,774,391)		3,784,162
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,523,654)	13,994,684
NET OTHER ASSETS (LIABILITIES) - 0.0%	(425)
NET ASSETS - 100%	$ 13,994,259
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 328,196	$ 160,206	$ 68,595	$ 2,302	$ 405,846
Fidelity Advisor Mid Cap II Fund Institutional Class	449,169	292,172	111,168	-	576,581
Fidelity Blue Chip Growth Fund	422,046	223,003	117,436	537	535,996
Fidelity Capital & Income Fund	112,819	54,127	41,963	2,304	121,754
Fidelity Equity-Income Fund	651,661	362,962	139,579	8,874	824,287
Fidelity Government Income Fund	813,681	415,599	175,873	6,847	1,087,387
Fidelity Institutional Money Market Portfolio Institutional Class	1,372,691	772,692	253,302	731	1,892,081
Fidelity Large Cap Stock Fund	490,589	261,935	114,763	3,064	618,565
Fidelity Series 100 Index Fund	428,462	219,598	112,380	8,826	535,996
Fidelity Series Broad Market Opportunities Fund	743,479	413,362	182,720	3,289	947,440
Fidelity Series Small Cap Opportunities Fund	62,187	41,073	19,774	220	82,569
Fidelity Short-Term Bond Fund	1,370,467	766,492	251,966	7,056	1,892,081
Fidelity Strategic Income Fund	113,757	52,865	40,785	2,048	121,754
Fidelity Strategic Real Return Fund	805,291	457,900	135,127	10,176	1,087,387
Fidelity Total Bond Fund	2,439,971	1,262,774	494,328	38,814	3,264,960
Total	$ 10,604,466	$ 5,756,760	$ 2,259,759	$ 95,088	$ 13,994,684
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $13,523,654) - See accompanying schedule		$ 13,994,684
Receivable for investments sold		106,523
Total assets		14,101,207

Liabilities
Payable for investments purchased	$ 106,525
Distribution and service plan fees payable	423
Total liabilities		106,948

Net Assets		$ 13,994,259
Net Assets consist of:
Paid in capital		$ 13,791,235
Undistributed net investment income		3,885
Accumulated undistributed net realized gain (loss) on investments		(271,891)
Net unrealized appreciation (depreciation) on investments		471,030
Net Assets		$ 13,994,259

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($428,790 ÷ 7,417.0 shares)		$ 57.81

Maximum offering price per share (100/94.25 of $57.81)		$ 61.34
Class T: Net Asset Value and redemption price per share ($91,373 ÷ 1,579.4 shares)		$ 57.85

Maximum offering price per share (100/96.50 of $57.85)		$ 59.95

Class C: Net Asset Value and offering price per share ($356,404 ÷ 6,174.7 shares)A		$ 57.72

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($13,029,312 ÷ 225,394.7 shares)		$ 57.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,380 ÷ 1,529.3 shares)		$ 57.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 95,088

Expenses
Distribution and service plan fees	$ 2,383
Independent trustees' compensation	26
Total expenses before reductions	2,409
Expense reductions	(26)	2,383
Net investment income (loss)		92,705
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,131)
Capital gain distributions from underlying funds	191,881
Total net realized gain (loss)		187,750
Change in net unrealized appreciation (depreciation) on underlying funds		(102,656)
Net gain (loss)		85,094
Net increase (decrease) in net assets resulting from operations		$ 177,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 92,705	$ 116,340
Net realized gain (loss)	187,750	109,308
Change in net unrealized appreciation (depreciation)	(102,656)	323,887
Net increase (decrease) in net assets resulting from operations	177,799	549,535
Distributions to shareholders from net investment income	(91,048)	(115,076)
Distributions to shareholders from net realized gain	(27,297)	(15,270)
Total distributions	(118,345)	(130,346)
Share transactions - net increase (decrease)	3,330,707	5,262,153
Total increase (decrease) in net assets	3,390,161	5,681,342

Net Assets
Beginning of period	10,604,098	4,922,756
End of period (including undistributed net investment income of $3,885 and $2,228, respectively)	$ 13,994,259	$ 10,604,098

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87
Income from Investment Operations
Net investment income (loss) E	.398	.708	.825	.783	.817	.815
Net realized and unrealized gain (loss)	.500	3.351	3.933	.842	4.431	3.980
Total from investment operations	.898	4.059	4.758	1.625	5.248	4.795
Distributions from net investment income	(.359)	(.686)	(.804)	(.784)	(.824)	(.793)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.498)	(.809)	(1.058)	(.955)	(1.038)	(1.085)
Net asset value, end of period	$ 57.81	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58
Total ReturnB, C, D	1.56%	7.54%	9.54%	3.35%	11.58%	11.53%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%A	1.26%	1.57%	1.59%	1.67%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 429	$ 419	$ 391	$ 386	$ 72	$ 42
Portfolio turnover rateF	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86
Income from Investment Operations
Net investment income (loss) E	.323	.581	.686	.653	.691	.702
Net realized and unrealized gain (loss)	.503	3.339	3.958	.871	4.434	3.985
Total from investment operations	.826	3.920	4.644	1.524	5.125	4.687
Distributions from net investment income	(.297)	(.577)	(.680)	(.643)	(.661)	(.685)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.436)	(.700)	(.934)	(.814)	(.875)	(.977)
Net asset value, end of period	$ 57.85	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57
Total ReturnB, C, D	1.44%	7.26%	9.29%	3.13%	11.30%	11.27%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.49% H	.49% H	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.49% H	.49% H	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.49% H	.49% H	.50%	.50%	.50%
Net investment income (loss)	1.13%A	1.02%	1.30%	1.34%	1.43%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 26	$ 1	$ 5	$ 23	$ 77
Portfolio turnover rateF	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86
Income from Investment Operations
Net investment income (loss) E	.181	.293	.434	.411	.447	.477
Net realized and unrealized gain (loss)	.494	3.354	3.919	.845	4.434	3.989
Total from investment operations	.675	3.647	4.353	1.256	4.881	4.466
Distributions from net investment income	(.156)	(.314)	(.459)	(.405)	(.437)	(.454)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.295)	(.437)	(.713)	(.576)	(.651)	(.746)
Net asset value, end of period	$ 57.72	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58
Total ReturnB, C, D	1.18%	6.76%	8.70%	2.58%	10.74%	10.72%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	.99%H	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	.99%H	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	.99%H	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%A	.52%	.83%	.84%	.92%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 356	$ 325	$ 54	$ 28	$ 32	$ 44
Portfolio turnover rateF	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87
Income from Investment Operations
Net investment income (loss) D	.469	.851	.956	.901	.937	.925
Net realized and unrealized gain (loss)	.502	3.358	3.922	.849	4.438	3.978
Total from investment operations	.971	4.209	4.878	1.750	5.375	4.903
Distributions from net investment income	(.432)	(.826)	(.934)	(.899)	(.941)	(.921)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.571)	(.949)	(1.188)	(1.070)	(1.155)	(1.213)
Net asset value, end of period	$ 57.81	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56
Total ReturnB, C	1.69%	7.82%	9.80%	3.62%	11.87%	11.80%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.63%A	1.51%	1.82%	1.84%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,029	$ 9,774	$ 4,474	$ 3,892	$ 3,266	$ 2,395
Portfolio turnover rateE	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86
Income from Investment Operations
Net investment income (loss) D	.469	.856	.957	.900	.937	.918
Net realized and unrealized gain (loss)	.502	3.343	3.921	.850	4.428	3.995
Total from investment operations	.971	4.199	4.878	1.750	5.365	4.913
Distributions from net investment income	(.432)	(.826)	(.934)	(.899)	(.941)	(.921)
Distributions from net realized gain	(.139)	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.571)	(.949)	(1.188)	(1.070)	(1.155)	(1.213)
Net asset value, end of period	$ 57.79	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56
Total ReturnB, C	1.69%	7.81%	9.80%	3.62%	11.85%	11.83%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.63%A	1.51%	1.82%	1.84%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88	$ 61	$ 4	$ 3	$ 4	$ 5
Portfolio turnover rateE	38% A	26%	38%	43%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	4.9
Fidelity Blue Chip Growth Fund	4.5	4.6
Fidelity Equity-Income Fund	7.0	7.1
Fidelity Large Cap Stock Fund	5.2	5.4
Fidelity Series 100 Index Fund	4.5	4.7
Fidelity Series Broad Market Opportunities Fund	8.0	8.2
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	34.8	35.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.9	4.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.5
Fidelity Strategic Income Fund	1.4	1.5
	2.8	3.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	7.1
Fidelity Strategic Real Return Fund	7.2	7.1
Fidelity Total Bond Fund	21.6	21.5
	36.0	35.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.3	10.9
Fidelity Short-Term Bond Fund	11.2	10.8
	22.5	21.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

Six months ago
Domestic Equity Funds	35.6%
International Equity Funds	4.0%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.7%
Short-Term Funds	21.7%

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.7%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,298	$ 400,620
Fidelity Blue Chip Growth Fund (b)	5,490	372,651
Fidelity Equity-Income Fund (b)	9,999	572,550
Fidelity Large Cap Stock Fund (b)	15,922	429,412
Fidelity Series 100 Index Fund (b)	29,000	372,651
Fidelity Series Broad Market Opportunities Fund (b)	44,312	658,926
Fidelity Series Small Cap Opportunities Fund (b)	4,516	57,584
TOTAL DOMESTIC EQUITY FUNDS		2,864,394
International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	8,276	316,712
TOTAL EQUITY FUNDS (Cost $2,864,608)		3,181,106
Fixed-Income Funds - 38.8%

High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund (b)	11,824	115,168
Fidelity Strategic Income Fund (b)	10,723	115,168
TOTAL HIGH YIELD FIXED-INCOME FUNDS		230,336

	Shares	Value
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Government Income Fund (b)	55,328	$ 593,115
Fidelity Strategic Real Return Fund (b)	65,035	593,115
Fidelity Total Bond Fund (b)	163,541	1,776,054
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,962,284
TOTAL FIXED-INCOME FUNDS (Cost $3,154,133)		3,192,620
Short-Term Funds - 22.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	926,280	926,280
Fidelity Short-Term Bond Fund (b)	107,457	926,280
TOTAL SHORT-TERM FUNDS (Cost $1,847,317)		1,852,560
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,866,058)	8,226,286
NET OTHER ASSETS (LIABILITIES) - 0.0%	(282)
NET ASSETS - 100%	$ 8,226,004
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 297,865	$ 97,385	$ 65,401	$ 2,101	$ 316,712
Fidelity Advisor Mid Cap II Fund Institutional Class	364,312	173,666	95,338	-	400,620
Fidelity Blue Chip Growth Fund	342,422	119,921	96,028	455	372,651
Fidelity Capital & Income Fund	111,626	34,634	27,617	2,275	115,168
Fidelity Equity-Income Fund	528,460	197,699	116,853	7,323	572,550
Fidelity Government Income Fund	530,848	161,661	118,467	4,304	593,115
Fidelity Institutional Money Market Portfolio Institutional Class	804,815	276,743	155,277	409	926,280
Fidelity Large Cap Stock Fund	398,224	136,261	93,919	2,493	429,412
Fidelity Series 100 Index Fund	347,848	110,898	89,513	7,367	372,651
Fidelity Series Broad Market Opportunities Fund	603,649	227,228	153,284	2,681	658,926
Fidelity Series Small Cap Opportunities Fund	50,493	24,167	16,294	183	57,584
Fidelity Short-Term Bond Fund	803,492	274,200	154,468	3,967	926,280
Fidelity Strategic Income Fund	112,565	33,129	26,185	2,021	115,168
Fidelity Strategic Real Return Fund	525,221	195,182	100,169	6,705	593,115
Fidelity Total Bond Fund	1,592,669	500,023	345,692	24,284	1,776,054
Total	$ 7,414,509	$ 2,562,797	$ 1,654,505	$ 66,568	$ 8,226,286
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $7,866,058) - See accompanying schedule		$ 8,226,286
Receivable for investments sold		65,429
Total assets		8,291,715

Liabilities
Payable for investments purchased	$ 65,439
Distribution and service plan fees payable	272
Total liabilities		65,711

Net Assets		$ 8,226,004
Net Assets consist of:
Paid in capital		$ 7,775,862
Undistributed net investment income		2,249
Accumulated undistributed net realized gain (loss) on investments		87,665
Net unrealized appreciation (depreciation) on investments		360,228
Net Assets		$ 8,226,004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($276,467 ÷ 4,754.90 shares)		$ 58.14

Maximum offering price per share (100/94.25 of $58.14)		$ 61.69
Class T: Net Asset Value and redemption price per share ($185,920 ÷ 3,197.96 shares)		$ 58.14

Maximum offering price per share (100/96.50 of $58.14)		$ 60.25

Class C: Net Asset Value and offering price per share ($163,131 ÷ 2,814.85 shares)A		$ 57.95

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($7,563,776 ÷ 130,106.56 shares)		$ 58.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,710 ÷ 631.49 shares)		$ 58.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 66,568

Expenses
Distribution and service plan fees	$ 1,594
Independent trustees' compensation	18
Total expenses before reductions	1,612
Expense reductions	(18)	1,594
Net investment income (loss)		64,974
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,577)
Capital gain distributions from underlying funds	156,428
Total net realized gain (loss)		149,851
Change in net unrealized appreciation (depreciation) on underlying funds		(89,940)
Net gain (loss)		59,911
Net increase (decrease) in net assets resulting from operations		$ 124,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,974	$ 78,566
Net realized gain (loss)	149,851	80,405
Change in net unrealized appreciation (depreciation)	(89,940)	254,535
Net increase (decrease) in net assets resulting from operations	124,885	413,506
Distributions to shareholders from net investment income	(64,220)	(77,576)
Distributions to shareholders from net realized gain	(88,369)	(28,499)
Total distributions	(152,589)	(106,075)
Share transactions - net increase (decrease)	839,456	4,244,822
Total increase (decrease) in net assets	811,752	4,552,253

Net Assets
Beginning of period	7,414,252	2,861,999
End of period (including undistributed net investment income of $2,249 and $1,495, respectively)	$ 8,226,004	$ 7,414,252

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48
Income from Investment Operations
Net investment income (loss) E	.418	.718	.840	.821	.809	.811
Net realized and unrealized gain (loss)	.483	3.808	4.571	.771	4.667	4.020
Total from investment operations	.901	4.526	5.411	1.592	5.476	4.831
Distributions from net investment income	(.404)	(.677)	(.900)	(.794)	(.819)	(.791)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.041)	(1.016)	(1.121)	(.962)	(1.036)	(.901)
Net asset value, end of period	$ 58.14	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41
Total ReturnB, C, D	1.55%	8.32%	10.86%	3.29%	12.13%	11.70%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.44%A	1.27%	1.59%	1.68%	1.66%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276	$ 220	$ 424	$ 213	$ 187	$ 260
Portfolio turnover rateF	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48
Income from Investment Operations
Net investment income (loss) E	.346	.579	.706	.699	.685	.701
Net realized and unrealized gain (loss)	.493	3.796	4.576	.769	4.672	4.025
Total from investment operations	.839	4.375	5.282	1.468	5.357	4.726
Distributions from net investment income	(.332)	(.546)	(.771)	(.680)	(.690)	(.676)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(.969)	(.885)	(.992)	(.848)	(.907)	(.786)
Net asset value, end of period	$ 58.14	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42
Total ReturnB, C, D	1.44%	8.04%	10.59%	3.03%	11.85%	11.43%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.18%A	1.02%	1.34%	1.43%	1.41%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 186	$ 190	$ 190	$ 175	$ 40	$ 54
Portfolio turnover rateF	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45
Income from Investment Operations
Net investment income (loss) E	.199	.295	.444	.454	.443	.476
Net realized and unrealized gain (loss)	.483	3.791	4.564	.761	4.668	4.020
Total from investment operations	.682	4.086	5.008	1.215	5.111	4.496
Distributions from net investment income	(.205)	(.297)	(.557)	(.437)	(.454)	(.456)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(.842)	(.636)	(.778)	(.605)	(.671)	(.566)
Net asset value, end of period	$ 57.95	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38
Total ReturnB, C, D	1.17%	7.51%	10.03%	2.50%	11.30%	10.87%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.68%A	.52%	.84%	.93%	.91%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163	$ 156	$ 113	$ 170	$ 172	$ 159
Portfolio turnover rateF	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49
Income from Investment Operations
Net investment income (loss) D	.492	.866	.969	.942	.933	.924
Net realized and unrealized gain (loss)	.490	3.805	4.563	.775	4.668	4.020
Total from investment operations	.982	4.671	5.532	1.717	5.601	4.944
Distributions from net investment income	(.475)	(.832)	(1.031)	(.919)	(.944)	(.904)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.112)	(1.171)	(1.252)	(1.087)	(1.161)	(1.014)
Net asset value, end of period	$ 58.14	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42
Total ReturnB, C	1.69%	8.60%	11.12%	3.55%	12.41%	11.98%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.68%A	1.52%	1.84%	1.93%	1.91%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,564	$ 6,818	$ 2,108	$ 1,521	$ 1,463	$ 1,026
Portfolio turnover rateE	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48
Income from Investment Operations
Net investment income (loss) D	.491	.863	.969	.944	.930	.922
Net realized and unrealized gain (loss)	.491	3.798	4.573	.763	4.671	4.032
Total from investment operations	.982	4.661	5.542	1.707	5.601	4.954
Distributions from net investment income	(.475)	(.832)	(1.031)	(.919)	(.944)	(.904)
Distributions from net realized gain	(.637)	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.112)	(1.171)	(1.252)	(1.087)	(1.161)	(1.014)
Net asset value, end of period	$ 58.13	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42
Total ReturnB, C	1.69%	8.58%	11.14%	3.53%	12.41%	12.00%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.68%A	1.52%	1.84%	1.93%	1.91%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 30	$ 27	$ 25	$ 28	$ 37
Portfolio turnover rateE	42% A	30%	49%	65%	26%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.4
Fidelity Blue Chip Growth Fund	5.0	5.1
Fidelity Equity-Income Fund	7.8	7.8
Fidelity Large Cap Stock Fund	5.8	5.9
Fidelity Series 100 Index Fund	5.0	5.2
Fidelity Series Broad Market Opportunities Fund	8.9	8.9
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	38.7	39.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	4.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.7	1.8
Fidelity Strategic Income Fund	1.8	1.9
	3.5	3.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.7
Fidelity Strategic Real Return Fund	6.8	6.7
Fidelity Total Bond Fund	20.3	20.2
	33.8	33.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.6	9.4
Fidelity Short-Term Bond Fund	9.6	9.3
	19.2	18.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

Six months ago
Domestic Equity Funds	39.1%
International Equity Funds	4.9%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.6%
Short-Term Funds	18.7%

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	18,092	$ 340,311
Fidelity Blue Chip Growth Fund (b)	4,653	315,869
Fidelity Equity-Income Fund (b)	8,483	485,711
Fidelity Large Cap Stock Fund (b)	13,501	364,127
Fidelity Series 100 Index Fund (b)	24,581	315,869
Fidelity Series Broad Market Opportunities Fund (b)	37,553	558,411
Fidelity Series Small Cap Opportunities Fund (b)	3,834	48,884
TOTAL DOMESTIC EQUITY FUNDS		2,429,182
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	7,812	298,947
TOTAL EQUITY FUNDS (Cost $2,499,833)		2,728,129
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund (b)	11,325	110,303
Fidelity Strategic Income Fund (b)	10,270	110,303
TOTAL HIGH YIELD FIXED-INCOME FUNDS		220,606

	Shares	Value
Investment Grade Fixed-Income Funds - 33.8%
Fidelity Government Income Fund (b)	39,463	$ 423,038
Fidelity Strategic Real Return Fund (b)	46,386	423,039
Fidelity Total Bond Fund (b)	117,092	1,271,623
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,117,700
TOTAL FIXED-INCOME FUNDS (Cost $2,317,798)		2,338,306
Short-Term Funds - 19.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	600,401	600,401
Fidelity Short-Term Bond Fund (b)	69,652	600,401
TOTAL SHORT-TERM FUNDS (Cost $1,197,502)		1,200,802
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,015,133)	6,267,237
NET OTHER ASSETS (LIABILITIES) - 0.0%	(313)
NET ASSETS - 100%	$ 6,266,924
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 210,994	$ 136,785	$ 40,102	$ 1,736	$ 298,947
Fidelity Advisor Mid Cap II Fund Institutional Class	232,405	192,136	52,957	-	340,311
Fidelity Blue Chip Growth Fund	218,622	145,792	53,785	307	315,869
Fidelity Capital & Income Fund	79,097	50,229	16,215	1,834	110,303
Fidelity Equity-Income Fund	337,591	238,710	61,534	5,198	485,711
Fidelity Government Income Fund	290,332	182,703	62,692	2,633	423,038
Fidelity Institutional Money Market Portfolio Institutional Class	403,677	267,533	70,808	231	600,401
Fidelity Large Cap Stock Fund	254,270	170,928	50,242	1,853	364,127
Fidelity Series 100 Index Fund	222,168	142,523	49,222	5,313	315,869
Fidelity Series Broad Market Opportunities Fund	384,827	274,338	84,802	1,974	558,411
Fidelity Series Small Cap Opportunities Fund	32,194	25,777	8,699	128	48,884
Fidelity Short-Term Bond Fund	403,012	265,865	70,541	2,232	600,401
Fidelity Strategic Income Fund	79,769	49,425	15,485	1,632	110,303
Fidelity Strategic Real Return Fund	287,224	198,569	47,053	3,969	423,039
Fidelity Total Bond Fund	869,392	554,606	172,834	14,962	1,271,623
Total	$ 4,305,574	$ 2,895,919	$ 856,971	$ 44,002	$ 6,267,237
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $6,015,133) - See accompanying schedule		$ 6,267,237
Receivable for investments sold		49,643
Total assets		6,316,880

Liabilities
Payable for investments purchased	$ 49,646
Distribution and service plan fees payable	310
Total liabilities		49,956

Net Assets		$ 6,266,924
Net Assets consist of:
Paid in capital		$ 6,042,553
Undistributed net investment income		1,590
Accumulated undistributed net realized gain (loss) on investments		(29,323)
Net unrealized appreciation (depreciation) on investments		252,104
Net Assets		$ 6,266,924

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($685,202 ÷ 11,583.99 shares)		$ 59.15

Maximum offering price per share (100/94.25 of $59.15)		$ 62.76
Class T: Net Asset Value and redemption price per share ($361,327 ÷ 6,105.15 shares)		$ 59.18

Maximum offering price per share (100/96.50 of $59.18)		$ 61.33

Class C: Net Asset Value and offering price per share ($51,126 ÷ 866.28 shares)A		$ 59.02

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($5,138,966 ÷ 86,860.80 shares)		$ 59.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,303 ÷ 512.19 shares)		$ 59.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 44,002

Expenses
Distribution and service plan fees	$ 1,232
Independent trustees' compensation	11
Total expenses before reductions	1,243
Expense reductions	(11)	1,232
Net investment income (loss)		42,770
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,464)
Capital gain distributions from underlying funds	112,610
Total net realized gain (loss)		107,146
Change in net unrealized appreciation (depreciation) on underlying funds		(71,822)
Net gain (loss)		35,324
Net increase (decrease) in net assets resulting from operations		$ 78,094

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,770	$ 51,781
Net realized gain (loss)	107,146	53,276
Change in net unrealized appreciation (depreciation)	(71,822)	183,459
Net increase (decrease) in net assets resulting from operations	78,094	288,516
Distributions to shareholders from net investment income	(42,001)	(51,362)
Distributions to shareholders from net realized gain	(13,020)	(8,328)
Total distributions	(55,021)	(59,690)
Share transactions - net increase (decrease)	1,938,436	1,928,159
Total increase (decrease) in net assets	1,961,509	2,156,985

Net Assets
Beginning of period	4,305,415	2,148,430
End of period (including undistributed net investment income of $1,590 and $821, respectively)	$ 6,266,924	$ 4,305,415

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97
Income from Investment Operations
Net investment income (loss) E	.430	.735	.906	.793	.750	.743
Net realized and unrealized gain (loss)	.479	4.084	4.920	.712	4.846	4.098
Total from investment operations	.909	4.819	5.826	1.505	5.596	4.841
Distributions from net investment income	(.393)	(.708)	(.879)	(.789)	(.796)	(.771)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.539)	(.849)	(1.106)	(.945)	(.996)	(.881)
Net asset value, end of period	$ 59.15	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93
Total ReturnB, C, D	1.54%	8.84%	11.79%	3.13%	12.52%	11.87%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.45%A	1.28%	1.73%	1.64%	1.55%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 685	$ 526	$ 304	$ 139	$ 108	$ 45
Portfolio turnover rateF	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) E	.345	.587	.781	.668	.630	.638
Net realized and unrealized gain (loss)	.485	4.098	4.911	.713	4.851	4.092
Total from investment operations	.830	4.685	5.692	1.381	5.481	4.730
Distributions from net investment income	(.334)	(.534)	(.725)	(.675)	(.671)	(.670)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.480)	(.675)	(.952)	(.831)	(.871)	(.780)
Net asset value, end of period	$ 59.18	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92
Total ReturnB, C, D	1.41%	8.58%	11.50%	2.87%	12.26%	11.59%
Ratios to Average Net Assets F, G
Expenses before reductions	.51%A, H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51%A, H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.51%A, H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.19%A	1.03%	1.48%	1.39%	1.30%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 361	$ 39	$ 85	$ 298	$ 130	$ 116
Portfolio turnover rateF	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95
Income from Investment Operations
Net investment income (loss) E	.207	.303	.508	.430	.387	.412
Net realized and unrealized gain (loss)	.484	4.086	4.915	.730	4.848	4.087
Total from investment operations	.691	4.389	5.423	1.160	5.235	4.499
Distributions from net investment income	(.215)	(.318)	(.556)	(.374)	(.435)	(.449)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.361)	(.459)	(.783)	(.530)	(.635)	(.559)
Net asset value, end of period	$ 59.02	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89
Total ReturnB, C, D	1.17%	8.04%	10.93%	2.40%	11.70%	11.01%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.70%A	.53%	.97%	.89%	.80%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51	$ 33	$ 31	$ 9	$ 184	$ 174
Portfolio turnover rateF	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) D	.504	.878	1.040	.913	.878	.856
Net realized and unrealized gain (loss)	.478	4.094	4.914	.711	4.844	4.091
Total from investment operations	.982	4.972	5.954	1.624	5.722	4.947
Distributions from net investment income	(.466)	(.851)	(1.007)	(.908)	(.912)	(.887)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.612)	(.992)	(1.234)	(1.064)	(1.112)	(.997)
Net asset value, end of period	$ 59.16	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Total ReturnB, C	1.67%	9.13%	12.06%	3.39%	12.82%	12.14%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.70%A	1.53%	1.98%	1.88%	1.80%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,139	$ 3,677	$ 1,702	$ 1,309	$ 1,666	$ 622
Portfolio turnover rateE	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) D	.505	.877	1.039	.912	.870	.855
Net realized and unrealized gain (loss)	.477	4.095	4.915	.712	4.852	4.092
Total from investment operations	.982	4.972	5.954	1.624	5.722	4.947
Distributions from net investment income	(.466)	(.851)	(1.007)	(.908)	(.912)	(.887)
Distributions from net realized gain	(.146)	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.612)	(.992)	(1.234)	(1.064)	(1.112)	(.997)
Net asset value, end of period	$ 59.16	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Total ReturnB, C	1.67%	9.13%	12.06%	3.39%	12.82%	12.14%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.70%A	1.53%	1.98%	1.88%	1.80%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 30	$ 27	$ 24	$ 27	$ 36
Portfolio turnover rateE	33% A	27%	45%	60%	25%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.7
Fidelity Blue Chip Growth Fund	5.3	5.4
Fidelity Equity-Income Fund	8.2	8.3
Fidelity Large Cap Stock Fund	6.2	6.2
Fidelity Series 100 Index Fund	5.4	5.4
Fidelity Series Broad Market Opportunities Fund	9.5	9.5
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	41.2	41.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.6	5.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.0
Fidelity Strategic Income Fund	2.0	2.1
	4.0	4.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.4	6.4
Fidelity Strategic Real Return Fund	6.5	6.4
Fidelity Total Bond Fund	19.4	19.3
	32.3	32.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.4	8.4
Fidelity Short-Term Bond Fund	8.5	8.4
	16.9	16.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Six months ago
Domestic Equity Funds	41.3%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.8%
Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.8%
	Shares	Value
Domestic Equity Funds - 41.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	78,143	$ 1,469,869
Fidelity Blue Chip Growth Fund (b)	20,115	1,365,424
Fidelity Equity-Income Fund (b)	36,703	2,101,632
Fidelity Large Cap Stock Fund (b)	58,373	1,574,313
Fidelity Series 100 Index Fund (b)	106,259	1,365,424
Fidelity Series Broad Market Opportunities Fund (b)	162,405	2,414,966
Fidelity Series Small Cap Opportunities Fund (b)	16,383	208,889
TOTAL DOMESTIC EQUITY FUNDS		10,500,517
International Equity Funds - 5.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	37,276	1,426,562
TOTAL EQUITY FUNDS (Cost $11,116,374)		11,927,079
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund (b)	52,570	512,034
Fidelity Strategic Income Fund (b)	47,675	512,034
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,024,068

	Shares	Value
Investment Grade Fixed-Income Funds - 32.3%
Fidelity Government Income Fund (b)	153,036	$ 1,640,547
Fidelity Strategic Real Return Fund (b)	179,885	1,640,547
Fidelity Total Bond Fund (b)	453,659	4,926,734
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		8,207,828
TOTAL FIXED-INCOME FUNDS (Cost $9,163,780)		9,231,896
Short-Term Funds - 16.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	2,157,676	2,157,676
Fidelity Short-Term Bond Fund (b)	250,310	2,157,675
TOTAL SHORT-TERM FUNDS (Cost $4,301,705)		4,315,351
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $24,581,859)	25,474,326
NET OTHER ASSETS (LIABILITIES) - 0.0%	(405)
NET ASSETS - 100%	$ 25,473,921
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,306,846	$ 319,497	$ 142,002	$ 9,771	$ 1,426,562
Fidelity Advisor Mid Cap II Fund Institutional Class	1,308,725	502,860	185,753	-	1,469,869
Fidelity Blue Chip Growth Fund	1,228,892	307,039	196,604	1,634	1,365,424
Fidelity Capital & Income Fund	474,251	111,398	57,468	9,975	512,034
Fidelity Equity-Income Fund	1,898,967	531,351	192,461	27,235	2,101,632
Fidelity Government Income Fund	1,475,362	319,415	207,733	12,074	1,640,547
Fidelity Institutional Money Market Portfolio Institutional Class	1,928,320	447,364	218,008	975	2,157,676
Fidelity Large Cap Stock Fund	1,430,243	359,273	173,215	9,451	1,574,313
Fidelity Series 100 Index Fund	1,247,581	275,218	170,311	27,023	1,365,424
Fidelity Series Broad Market Opportunities Fund	2,166,880	611,524	292,471	10,037	2,414,966
Fidelity Series Small Cap Opportunities Fund	182,716	62,911	34,398	671	208,889
Fidelity Short-Term Bond Fund	1,925,259	445,734	220,494	9,476	2,157,675
Fidelity Strategic Income Fund	478,222	108,680	55,393	8,861	512,034
Fidelity Strategic Real Return Fund	1,460,077	404,213	148,104	18,982	1,640,547
Fidelity Total Bond Fund	4,417,893	995,576	567,453	68,205	4,926,734
Total	$ 22,930,234	$ 5,802,053	$ 2,861,868	$ 214,370	$ 25,474,326
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $24,581,859) - See accompanying schedule		$ 25,474,326
Cash		2
Receivable for investments sold		207,415
Receivable for fund shares sold		40,198
Total assets		25,721,941

Liabilities
Payable for investments purchased	$ 247,620
Distribution and service plan fees payable	400
Total liabilities		248,020

Net Assets		$ 25,473,921
Net Assets consist of:
Paid in capital		$ 24,316,416
Undistributed net investment income		5,474
Accumulated undistributed net realized gain (loss) on investments		259,564
Net unrealized appreciation (depreciation) on investments		892,467
Net Assets		$ 25,473,921

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($723,884 ÷ 12,046.74 shares)		$ 60.09

Maximum offering price per share (100/94.25 of $60.09)		$ 63.76
Class T: Net Asset Value and redemption price per share ($337,034 ÷ 5,608.58 shares)		$ 60.09

Maximum offering price per share (100/96.50 of $60.09)		$ 62.27

Class C: Net Asset Value and offering price per share ($137,410 ÷ 2,292.59 shares)A		$ 59.94

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($24,149,583 ÷ 401,912.82 shares)		$ 60.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($126,010 ÷ 2,097.09 shares)		$ 60.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 214,370

Expenses
Distribution and service plan fees	$ 2,141
Independent trustees' compensation	56
Total expenses before reductions	2,197
Expense reductions	(56)	2,141
Net investment income (loss)		212,229
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(21,257)
Capital gain distributions from underlying funds	576,994
Total net realized gain (loss)		555,737
Change in net unrealized appreciation (depreciation) on underlying funds		(374,837)
Net gain (loss)		180,900
Net increase (decrease) in net assets resulting from operations		$ 393,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 212,229	$ 183,174
Net realized gain (loss)	555,737	216,043
Change in net unrealized appreciation (depreciation)	(374,837)	560,204
Net increase (decrease) in net assets resulting from operations	393,129	959,421
Distributions to shareholders from net investment income	(211,142)	(180,281)
Distributions to shareholders from net realized gain	(62,223)	(25,118)
Total distributions	(273,365)	(205,399)
Share transactions - net increase (decrease)	2,423,181	14,133,535
Total increase (decrease) in net assets	2,542,945	14,887,557

Net Assets
Beginning of period	22,930,976	8,043,419
End of period (including undistributed net investment income of $5,474 and $4,387, respectively)	$ 25,473,921	$ 22,930,976

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16
Income from Investment Operations
Net investment income (loss) E	.446	.733	.868	.792	.802	.789
Net realized and unrealized gain (loss)	.469	4.363	5.348	.666	4.972	4.116
Total from investment operations	.915	5.096	6.216	1.458	5.774	4.905
Distributions from net investment income	(.437)	(.713)	(.879)	(.794)	(.815)	(.785)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.585)	(.876)	(1.106)	(.948)	(1.024)	(.895)
Net asset value, end of period	$ 60.09	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17
Total ReturnB, C, D	1.53%	9.23%	12.49%	3.02%	12.85%	11.96%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%A	1.25%	1.64%	1.63%	1.65%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 724	$ 699	$ 122	$ 133	$ 133	$ 359
Portfolio turnover rateF	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16
Income from Investment Operations
Net investment income (loss) E	.371	.580	.738	.672	.682	.678
Net realized and unrealized gain (loss)	.460	4.379	5.346	.678	4.975	4.107
Total from investment operations	.831	4.959	6.084	1.350	5.657	4.785
Distributions from net investment income	(.363)	(.576)	(.767)	(.676)	(.668)	(.675)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.511)	(.739)	(.994)	(.830)	(.877)	(.785)
Net asset value, end of period	$ 60.09	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16
Total ReturnB, C, D	1.39%	8.97%	12.21%	2.79%	12.57%	11.66%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.23%A	1.00%	1.39%	1.38%	1.40%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 337	$ 338	$ 326	$ 128	$ 130	$ 328
Portfolio turnover rateF	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16
Income from Investment Operations
Net investment income (loss) E	.213	.293	.471	.427	.438	.454
Net realized and unrealized gain (loss)	.471	4.369	5.346	.662	4.974	4.117
Total from investment operations	.684	4.662	5.817	1.089	5.412	4.571
Distributions from net investment income	(.246)	(.339)	(.540)	(.435)	(.453)	(.431)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.394)	(.502)	(.767)	(.589)	(.662)	(.541)
Net asset value, end of period	$ 59.94	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19
Total ReturnB, C, D	1.14%	8.43%	11.65%	2.24%	12.01%	11.13%
Ratios to Average Net Assets F, G
Expenses before reductions	1.02%A, H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.02%A, H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.02%A, H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.71%A	.50%	.89%	.88%	.90%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137	$ 37	$ 18	$ 33	$ 49	$ 51
Portfolio turnover rateF	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Income from Investment Operations
Net investment income (loss) D	.521	.874	1.003	.914	.925	.900
Net realized and unrealized gain (loss)	.469	4.376	5.340	.680	4.965	4.115
Total from investment operations	.990	5.250	6.343	1.594	5.890	5.015
Distributions from net investment income	(.512)	(.867)	(1.016)	(.920)	(.941)	(.895)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.660)	(1.030)	(1.243)	(1.074)	(1.150)	(1.005)
Net asset value, end of period	$ 60.09	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Total ReturnB, C	1.65%	9.52%	12.76%	3.30%	13.12%	12.24%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.50%	1.89%	1.88%	1.90%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,150	$ 21,766	$ 7,494	$ 5,405	$ 5,783	$ 5,383
Portfolio turnover rateE	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Income from Investment Operations
Net investment income (loss) D	.520	.871	1.011	.916	.923	.899
Net realized and unrealized gain (loss)	.470	4.379	5.332	.678	4.967	4.116
Total from investment operations	.990	5.250	6.343	1.594	5.890	5.015
Distributions from net investment income	(.512)	(.867)	(1.016)	(.920)	(.941)	(.895)
Distributions from net realized gain	(.148)	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.660)	(1.030)	(1.243)	(1.074)	(1.150)	(1.005)
Net asset value, end of period	$ 60.09	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Total ReturnB, C	1.65%	9.52%	12.76%	3.30%	13.12%	12.24%
Ratios to Average Net AssetsE, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.50%	1.89%	1.88%	1.90%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126	$ 91	$ 83	$ 24	$ 27	$ 36
Portfolio turnover rateE	23% A	18%	34%	46%	17%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	5.9
Fidelity Blue Chip Growth Fund	5.6	5.6
Fidelity Equity-Income Fund	8.6	8.6
Fidelity Large Cap Stock Fund	6.4	6.5
Fidelity Series 100 Index Fund	5.6	5.6
Fidelity Series Broad Market Opportunities Fund	9.9	9.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.8
	43.0	42.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.4	6.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.2
Fidelity Strategic Income Fund	2.2	2.3
	4.4	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	6.2
Fidelity Strategic Real Return Fund	6.1	6.1
Fidelity Total Bond Fund	18.4	18.4
	30.6	30.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.8
Fidelity Short-Term Bond Fund	7.8	7.7
	15.6	15.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Six months ago
Domestic Equity Funds	42.8%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.7%
Short-Term Funds	15.5%

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	53,000	$ 996,938
Fidelity Blue Chip Growth Fund (b)	13,636	925,609
Fidelity Equity-Income Fund (b)	24,885	1,424,908
Fidelity Large Cap Stock Fund (b)	39,609	1,068,266
Fidelity Series 100 Index Fund (b)	72,032	925,609
Fidelity Series Broad Market Opportunities Fund (b)	110,215	1,638,892
Fidelity Series Small Cap Opportunities Fund (b)	11,189	142,657
TOTAL DOMESTIC EQUITY FUNDS		7,122,879
International Equity Funds - 6.4%
Fidelity Advisor International Discovery Fund Institutional Class (b)	27,741	1,061,631
TOTAL EQUITY FUNDS (Cost $7,352,270)		8,184,510
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund (b)	37,468	364,936
Fidelity Strategic Income Fund (b)	33,979	364,936
TOTAL HIGH YIELD FIXED-INCOME FUNDS		729,872

	Shares	Value
Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund (b)	94,700	$ 1,015,184
Fidelity Strategic Real Return Fund (b)	111,314	1,015,184
Fidelity Total Bond Fund (b)	280,743	3,048,870
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,079,238
TOTAL FIXED-INCOME FUNDS (Cost $5,720,873)		5,809,110
Short-Term Funds - 15.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	1,297,180	1,297,180
Fidelity Short-Term Bond Fund (b)	150,485	1,297,180
TOTAL SHORT-TERM FUNDS (Cost $2,584,568)		2,594,360
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,657,711)	16,587,980
NET OTHER ASSETS (LIABILITIES) - 0.0%	(358)
NET ASSETS - 100%	$ 16,587,622
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,026,963	$ 184,398	$ 107,306	$ 7,199	$ 1,061,631
Fidelity Advisor Mid Cap II Fund Institutional Class	939,878	295,389	134,907	-	996,938
Fidelity Blue Chip Growth Fund	883,698	167,182	144,433	1,099	925,609
Fidelity Capital & Income Fund	357,000	58,848	39,693	7,050	364,936
Fidelity Equity-Income Fund	1,364,041	296,587	145,359	18,172	1,424,908
Fidelity Government Income Fund	976,553	140,309	134,628	7,453	1,015,184
Fidelity Institutional Money Market Portfolio Institutional Class	1,227,131	209,225	139,176	582	1,297,180
Fidelity Large Cap Stock Fund	1,027,000	192,455	123,987	6,358	1,068,266
Fidelity Series 100 Index Fund	898,054	145,200	127,503	18,035	925,609
Fidelity Series Broad Market Opportunities Fund	1,556,146	340,586	211,862	6,777	1,638,892
Fidelity Series Small Cap Opportunities Fund	130,853	37,352	24,102	452	142,657
Fidelity Short-Term Bond Fund	1,225,107	204,322	136,555	5,655	1,297,180
Fidelity Strategic Income Fund	360,037	58,691	40,028	6,261	364,936
Fidelity Strategic Real Return Fund	966,081	188,477	92,535	11,522	1,015,184
Fidelity Total Bond Fund	2,927,151	439,564	367,750	42,036	3,048,870
Total	$ 15,865,693	$ 2,958,585	$ 1,969,824	$ 138,651	$ 16,587,980
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $15,657,711) - See accompanying schedule		$ 16,587,980
Cash		4
Receivable for investments sold		102,934
Receivable for fund shares sold		88,000
Total assets		16,778,918

Liabilities
Payable for investments purchased	$ 190,935
Distribution and service plan fees payable	361
Total liabilities		191,296

Net Assets		$ 16,587,622
Net Assets consist of:
Paid in capital		$ 15,398,637
Undistributed net investment income		4,205
Accumulated undistributed net realized gain (loss) on investments		254,511
Net unrealized appreciation (depreciation) on investments		930,269
Net Assets		$ 16,587,622

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($282,242 ÷ 4,737.586 shares)		$ 59.58

Maximum offering price per share (100/94.25 of $59.58)		$ 63.21
Class T: Net Asset Value and redemption price per share ($17,868 ÷ 299.340 shares)		$ 59.69

Maximum offering price per share (100/96.50 of $59.69)		$ 61.85

Class C: Net Asset Value and offering price per share ($352,930 ÷ 5,947.541 shares)A		$ 59.34

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($15,903,938 ÷ 266,940.140 shares)		$ 59.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,644 ÷ 514.294 shares)		$ 59.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 138,651

Expenses
Distribution and service plan fees	$ 2,160
Independent trustees' compensation	38
Total expenses before reductions	2,198
Expense reductions	(38)	2,160
Net investment income (loss)		136,491
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,989)
Capital gain distributions from underlying funds	388,137
Total net realized gain (loss)		386,148
Change in net unrealized appreciation (depreciation) on underlying funds		(264,486)
Net gain (loss)		121,662
Net increase (decrease) in net assets resulting from operations		$ 258,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 136,491	$ 176,350
Net realized gain (loss)	386,148	187,597
Change in net unrealized appreciation (depreciation)	(264,486)	629,689
Net increase (decrease) in net assets resulting from operations	258,153	993,636
Distributions to shareholders from net investment income	(135,305)	(174,314)
Distributions to shareholders from net realized gain	(191,237)	(29,274)
Total distributions	(326,542)	(203,588)
Share transactions - net increase (decrease)	790,637	9,175,334
Total increase (decrease) in net assets	722,248	9,965,382

Net Assets
Beginning of period	15,865,374	5,899,992
End of period (including undistributed net investment income of $4,205 and $3,019, respectively)	$ 16,587,622	$ 15,865,374

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69
Income from Investment Operations
Net investment income (loss) E	.444	.740	.886	.815	.791	.718
Net realized and unrealized gain (loss)	.455	4.505	5.568	.598	5.066	4.180
Total from investment operations	.899	5.245	6.454	1.413	5.857	4.898
Distributions from net investment income	(.438)	(.700)	(.896)	(.796)	(.801)	(.713)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.159)	(.855)	(1.124)	(.943)	(.977)	(.818)
Net asset value, end of period	$ 59.58	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77
Total ReturnB, C, D	1.50%	9.51%	13.06%	2.94%	13.15%	12.08%
Ratios to Average Net AssetsF, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%A	1.27%	1.67%	1.68%	1.63%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 282	$ 257	$ 145	$ 86	$ 72	$ 66
Portfolio turnover rateF	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69
Income from Investment Operations
Net investment income (loss) E	.369	.597	.745	.715	.655	.603
Net realized and unrealized gain (loss)	.454	4.507	5.590	.598	5.076	4.182
Total from investment operations	.823	5.104	6.335	1.313	5.731	4.785
Distributions from net investment income	(.362)	(.549)	(.757)	(.636)	(.665)	(.590)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.083)	(.704)	(.985)	(.783)	(.841)	(.695)
Net asset value, end of period	$ 59.69	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78
Total ReturnB, C, D	1.37%	9.23%	12.78%	2.72%	12.85%	11.79%
Ratios to Average Net AssetsF, G
Expenses before reductions	.50%A	.50%	.51%H	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.51%H	.46%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.51%H	.46%	.50%	.50%
Net investment income (loss)	1.23%A	1.03%	1.41%	1.48%	1.38%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 17	$ 15	$ 13	$ 15	$ 45
Portfolio turnover rateF	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67
Income from Investment Operations
Net investment income (loss) E	.218	.303	.486	.451	.428	.385
Net realized and unrealized gain (loss)	.447	4.486	5.561	.604	5.060	4.185
Total from investment operations	.665	4.789	6.047	1.055	5.488	4.570
Distributions from net investment income	(.244)	(.324)	(.559)	(.448)	(.452)	(.385)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(.965)	(.479)	(.787)	(.595)	(.628)	(.490)
Net asset value, end of period	$ 59.34	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75
Total ReturnB, C, D	1.11%	8.68%	12.21%	2.19%	12.30%	11.26%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%A	.52%	.92%	.93%	.88%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 353	$ 315	$ 312	$ 270	$ 186
Portfolio turnover rateF	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69
Income from Investment Operations
Net investment income (loss) D	.519	.888	1.015	.935	.917	.821
Net realized and unrealized gain (loss)	.453	4.502	5.567	.608	5.062	4.178
Total from investment operations	.972	5.390	6.582	1.543	5.979	4.999
Distributions from net investment income	(.511)	(.845)	(1.024)	(.916)	(.923)	(.824)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.232)	(1.000)	(1.252)	(1.063)	(1.099)	(.929)
Net asset value, end of period	$ 59.58	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76
Total ReturnB, C	1.62%	9.78%	13.33%	3.22%	13.43%	12.34%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.52%	1.92%	1.93%	1.88%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,904	$ 15,175	$ 5,367	$ 3,558	$ 3,962	$ 1,628
Portfolio turnover rateE	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69
Income from Investment Operations
Net investment income (loss) D	.523	.885	1.020	.936	.911	.825
Net realized and unrealized gain (loss)	.449	4.505	5.562	.607	5.058	4.184
Total from investment operations	.972	5.390	6.582	1.543	5.969	5.009
Distributions from net investment income	(.511)	(.845)	(1.024)	(.916)	(.923)	(.824)
Distributions from net realized gain	(.721)	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.232)	(1.000)	(1.252)	(1.063)	(1.099)	(.929)
Net asset value, end of period	$ 59.58	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77
Total ReturnB, C	1.62%	9.78%	13.33%	3.22%	13.41%	12.36%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.52%	1.92%	1.93%	1.88%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 63	$ 57	$ 24	$ 27	$ 36
Portfolio turnover rateE	24% A	27%	32%	50%	24%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.1
Fidelity Blue Chip Growth Fund	5.7	5.7
Fidelity Equity-Income Fund	8.9	8.8
Fidelity Large Cap Stock Fund	6.6	6.7
Fidelity Series 100 Index Fund	5.7	5.8
Fidelity Series Broad Market Opportunities Fund	10.2	10.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.2	44.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.2	7.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.4
Fidelity Strategic Income Fund	2.4	2.4
	4.7	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	6.0
Fidelity Strategic Real Return Fund	6.0	5.9
Fidelity Total Bond Fund	17.8	18.0
	29.7	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.1	7.0
Fidelity Short-Term Bond Fund	7.1	7.0
	14.2	14.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

Six months ago
Domestic Equity Funds	44.1%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.0%

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	27,446	$ 516,264
Fidelity Blue Chip Growth Fund (b)	7,065	479,567
Fidelity Equity-Income Fund (b)	12,891	738,116
Fidelity Large Cap Stock Fund (b)	20,534	553,795
Fidelity Series 100 Index Fund (b)	37,320	479,567
Fidelity Series Broad Market Opportunities Fund (b)	57,042	848,208
Fidelity Series Small Cap Opportunities Fund (b)	5,756	73,395
TOTAL DOMESTIC EQUITY FUNDS		3,688,912
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	15,648	598,833
TOTAL EQUITY FUNDS (Cost $3,640,169)		4,287,745
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund (b)	20,208	196,830
Fidelity Strategic Income Fund (b)	18,327	196,830
TOTAL HIGH YIELD FIXED-INCOME FUNDS		393,660

	Shares	Value
Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund (b)	46,136	$ 494,579
Fidelity Strategic Real Return Fund (b)	54,230	494,579
Fidelity Total Bond Fund (b)	136,624	1,483,735
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,472,893
TOTAL FIXED-INCOME FUNDS (Cost $2,850,849)		2,866,553
Short-Term Funds - 14.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	592,995	592,995
Fidelity Short-Term Bond Fund (b)	68,793	592,994
TOTAL SHORT-TERM FUNDS (Cost $1,181,861)		1,185,989
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,672,879)	8,340,287
NET OTHER ASSETS (LIABILITIES) - 0.0%	(868)
NET ASSETS - 100%	$ 8,339,419
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 583,182	$ 147,035	$ 107,653	$ 4,121	$ 598,833
Fidelity Advisor Mid Cap II Fund Institutional Class	490,780	184,728	104,835	-	516,264
Fidelity Blue Chip Growth Fund	460,847	113,138	104,589	579	479,567
Fidelity Capital & Income Fund	193,429	46,755	37,292	3,842	196,830
Fidelity Equity-Income Fund	712,030	199,079	125,805	9,608	738,116
Fidelity Government Income Fund	482,104	102,823	106,508	3,697	494,579
Fidelity Institutional Money Market Portfolio Institutional Class	565,193	133,215	105,413	270	592,995
Fidelity Large Cap Stock Fund	536,114	133,068	101,615	3,343	553,795
Fidelity Series 100 Index Fund	468,251	101,827	95,767	9,882	479,567
Fidelity Series Broad Market Opportunities Fund	811,929	227,846	167,511	3,597	848,208
Fidelity Series Small Cap Opportunities Fund	68,015	24,208	18,145	241	73,395
Fidelity Short-Term Bond Fund	564,256	136,076	109,291	2,624	592,994
Fidelity Strategic Income Fund	195,065	45,796	36,496	3,412	196,830
Fidelity Strategic Real Return Fund	476,961	127,633	86,675	5,744	494,579
Fidelity Total Bond Fund	1,445,928	316,932	303,397	23,753	1,483,735
Total	$ 8,054,084	$ 2,040,159	$ 1,610,992	$ 74,713	$ 8,340,287
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $7,672,879) - See accompanying schedule		$ 8,340,287
Receivable for investments sold		87,775
Total assets		8,428,062

Liabilities
Payable for investments purchased	$ 75,999
Payable for fund shares redeemed	12,461
Distribution and service plan fees payable	183
Total liabilities		88,643

Net Assets		$ 8,339,419
Net Assets consist of:
Paid in capital		$ 7,537,374
Undistributed net investment income		2,056
Accumulated undistributed net realized gain (loss) on investments		132,581
Net unrealized appreciation (depreciation) on investments		667,408
Net Assets		$ 8,339,419

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($301,936 ÷ 5,321.771 shares)		$ 56.74

Maximum offering price per share (100/94.25 of $56.74)		$ 60.20
Class T: Net Asset Value and redemption price per share ($37,001 ÷ 651.718 shares)		$ 56.77

Maximum offering price per share (100/96.50 of $56.77)		$ 58.83

Class C: Net Asset Value and offering price per share ($122,973 ÷ 2,172.622 shares)A		$ 56.60

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($7,821,407 ÷ 137,825.401 shares)		$ 56.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,102 ÷ 988.616 shares)		$ 56.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 74,713

Expenses
Distribution and service plan fees	$ 1,070
Independent trustees' compensation	20
Total expenses before reductions	1,090
Expense reductions	(20)	1,070
Net investment income (loss)		73,643
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,520)
Capital gain distributions from underlying funds	205,510
Total net realized gain (loss)		201,990
Change in net unrealized appreciation (depreciation) on underlying funds		(139,445)
Net gain (loss)		62,545
Net increase (decrease) in net assets resulting from operations		$ 136,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 73,643	$ 103,978
Net realized gain (loss)	201,990	131,313
Change in net unrealized appreciation (depreciation)	(139,445)	393,242
Net increase (decrease) in net assets resulting from operations	136,188	628,533
Distributions to shareholders from net investment income	(73,142)	(103,188)
Distributions to shareholders from net realized gain	(56,924)	(75,104)
Total distributions	(130,066)	(178,292)
Share transactions - net increase (decrease)	279,393	2,842,028
Total increase (decrease) in net assets	285,515	3,292,269

Net Assets
Beginning of period	8,053,904	4,761,635
End of period (including undistributed net investment income of $2,056 and $1,555, respectively)	$ 8,339,419	$ 8,053,904

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21
Income from Investment Operations
Net investment income (loss) E	.448	.718	.906	.717	.796	.727
Net realized and unrealized gain (loss)	.409	4.379	5.480	.618	5.086	4.154
Total from investment operations	.857	5.097	6.386	1.335	5.882	4.881
Distributions from net investment income	(.443)	(.704)	(.852)	(.770)	(.812)	(.796)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.837)	(1.417)	(1.256)	(2.495)	(1.002)	(.901)
Net asset value, end of period	$ 56.74	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19
Total ReturnB, C, D	1.51%	9.76%	13.55%	2.85%	13.38%	12.19%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.37%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.57%A	1.30%	1.80%	1.51%	1.66%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 302	$ 267	$ 229	$ 217	$ 214	$ 200
Portfolio turnover rateF	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22
Income from Investment Operations
Net investment income (loss) E	.378	.581	.781	.599	.676	.620
Net realized and unrealized gain (loss)	.395	4.386	5.484	.599	5.107	4.147
Total from investment operations	.773	4.967	6.265	1.198	5.783	4.767
Distributions from net investment income	(.369)	(.574)	(.721)	(.633)	(.693)	(.682)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.763)	(1.287)	(1.125)	(2.358)	(.883)	(.787)
Net asset value, end of period	$ 56.77	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20
Total ReturnB, C, D	1.36%	9.50%	13.27%	2.55%	13.14%	11.90%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.62%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.32%A	1.05%	1.55%	1.26%	1.41%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 36	$ 27	$ 24	$ 27	$ 35
Portfolio turnover rateF	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23
Income from Investment Operations
Net investment income (loss) E	.234	.305	.529	.358	.434	.403
Net realized and unrealized gain (loss)	.398	4.382	5.469	.615	5.102	4.143
Total from investment operations	.632	4.687	5.998	.973	5.536	4.546
Distributions from net investment income	(.258)	(.344)	(.534)	(.438)	(.446)	(.451)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.652)	(1.057)	(.938)	(2.163)	(.636)	(.556)
Net asset value, end of period	$ 56.60	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22
Total ReturnB, C, D	1.11%	8.96%	12.68%	2.07%	12.55%	11.33%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.12%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.82%A	.55%	1.05%	.76%	.91%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123	$ 122	$ 69	$ 52	$ 22	$ 29
Portfolio turnover rateF	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Income from Investment Operations
Net investment income (loss) D	.520	.856	1.033	.836	.918	.832
Net realized and unrealized gain (loss)	.406	4.380	5.479	.618	5.095	4.147
Total from investment operations	.926	5.236	6.512	1.454	6.013	4.979
Distributions from net investment income	(.512)	(.843)	(.978)	(.889)	(.933)	(.904)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.906)	(1.556)	(1.382)	(2.614)	(1.123)	(1.009)
Net asset value, end of period	$ 56.75	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Total ReturnB, C	1.63%	10.04%	13.83%	3.10%	13.68%	12.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%A, F	.00%F	.00%F	.12%	.00%F	.00%F
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.82%A	1.55%	2.05%	1.76%	1.91%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,821	$ 7,608	$ 4,418	$ 2,991	$ 1,297	$ 1,391
Portfolio turnover rateE	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Income from Investment Operations
Net investment income (loss) D	.517	.856	1.032	.835	.904	.834
Net realized and unrealized gain (loss)	.409	4.380	5.480	.619	5.109	4.145
Total from investment operations	.926	5.236	6.512	1.454	6.013	4.979
Distributions from net investment income	(.512)	(.843)	(.978)	(.889)	(.933)	(.904)
Distributions from net realized gain	(.394)	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(.906)	(1.556)	(1.382)	(2.614)	(1.123)	(1.009)
Net asset value, end of period	$ 56.75	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Total ReturnB, C	1.63%	10.04%	13.83%	3.10%	13.68%	12.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%A, F	.00%F	.00%F	.12%	.00%F	.00%F
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.82%A	1.55%	2.05%	1.76%	1.91%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 21	$ 19	$ 17	$ 19	$ 61
Portfolio turnover rateE	39% A	29%	30%	37%	45%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.2
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Equity-Income Fund	9.0	9.0
Fidelity Large Cap Stock Fund	6.8	6.8
Fidelity Series 100 Index Fund	5.9	5.9
Fidelity Series Broad Market Opportunities Fund	10.4	10.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.2	45.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.6
	5.0	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.7
Fidelity Strategic Real Return Fund	5.7	5.7
Fidelity Total Bond Fund	17.1	17.3
	28.5	28.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.6
Fidelity Short-Term Bond Fund	6.7	6.6
	13.3	13.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.7%
Short-Term Funds	13.2%

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.2%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	31,815	$ 598,440
Fidelity Blue Chip Growth Fund (b)	8,189	555,897
Fidelity Equity-Income Fund (b)	14,926	854,644
Fidelity Large Cap Stock Fund (b)	23,767	640,983
Fidelity Series 100 Index Fund (b)	43,260	555,897
Fidelity Series Broad Market Opportunities Fund (b)	66,121	983,219
Fidelity Series Small Cap Opportunities Fund (b)	6,673	85,086
TOTAL DOMESTIC EQUITY FUNDS		4,274,166
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	19,639	751,595
TOTAL EQUITY FUNDS (Cost $4,400,820)		5,025,761
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund (b)	24,169	235,405
Fidelity Strategic Income Fund (b)	21,919	235,405
TOTAL HIGH YIELD FIXED-INCOME FUNDS		470,810

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund (b)	50,357	$ 539,825
Fidelity Strategic Real Return Fund (b)	59,191	539,825
Fidelity Total Bond Fund (b)	149,036	1,618,530
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,698,180
TOTAL FIXED-INCOME FUNDS (Cost $3,103,126)		3,168,990
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	629,638	629,638
Fidelity Short-Term Bond Fund (b)	73,044	629,638
TOTAL SHORT-TERM FUNDS (Cost $1,252,792)		1,259,276
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,756,738)		9,454,027
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210)
NET ASSETS - 100%		$ 9,453,817
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 705,091	$ 155,006	$ 76,656	$ 5,165	$ 751,595
Fidelity Advisor Mid Cap II Fund Institutional Class	547,182	198,026	81,532	-	598,440
Fidelity Blue Chip Growth Fund	514,535	116,298	85,395	672	555,897
Fidelity Capital & Income Fund	222,186	47,585	26,935	4,615	235,405
Fidelity Equity-Income Fund	794,671	203,668	86,799	11,231	854,644
Fidelity Government Income Fund	506,842	91,039	76,001	4,049	539,825
Fidelity Institutional Money Market Portfolio Institutional Class	583,337	119,746	73,445	290	629,638
Fidelity Large Cap Stock Fund	598,743	133,298	73,441	3,862	640,983
Fidelity Series 100 Index Fund	522,911	104,547	76,342	11,311	555,897
Fidelity Series Broad Market Opportunities Fund	906,306	234,627	127,549	4,168	983,219
Fidelity Series Small Cap Opportunities Fund	76,048	25,773	15,725	280	85,086
Fidelity Short-Term Bond Fund	582,375	119,644	74,517	2,814	629,638
Fidelity Strategic Income Fund	224,086	45,023	24,650	4,100	235,405
Fidelity Strategic Real Return Fund	501,394	116,759	52,739	6,342	539,825
Fidelity Total Bond Fund	1,520,120	284,173	212,846	22,834	1,618,530
Total	$ 8,805,827	$ 1,995,212	$ 1,164,572	$ 81,733	$ 9,454,027
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $8,756,738) - See accompanying schedule		$ 9,454,027
Cash		3
Receivable for investments sold		92,487
Total assets		9,546,517

Liabilities
Payable for investments purchased	$ 92,492
Distribution and service plan fees payable	208
Total liabilities		92,700

Net Assets		$ 9,453,817
Net Assets consist of:
Paid in capital		$ 8,621,453
Undistributed net investment income		2,307
Accumulated undistributed net realized gain (loss) on investments		132,768
Net unrealized appreciation (depreciation) on investments		697,289
Net Assets		$ 9,453,817

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($290,367 ÷ 4,883.5 shares)		$ 59.46

Maximum offering price per share (100/94.25 of $59.46)		$ 63.09
Class T: Net Asset Value and redemption price per share ($97,743 ÷ 1,643.6 shares)		$ 59.47

Maximum offering price per share (100/96.50 of $59.47)		$ 61.63

Class C: Net Asset Value and offering price per share ($127,769 ÷ 2,154.6 shares)A		$ 59.30

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($8,718,681 ÷ 146,670.2 shares)		$ 59.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($219,257 ÷ 3,688.1 shares)		$ 59.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 81,733

Expenses
Distribution and service plan fees	$ 1,115
Independent trustees' compensation	22
Total expenses before reductions	1,137
Expense reductions	(22)	1,115
Net investment income (loss)		80,618
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,212)
Capital gain distributions from underlying funds	238,019
Total net realized gain (loss)		226,807
Change in net unrealized appreciation (depreciation) on underlying funds		(171,227)
Net gain (loss)		55,580
Net increase (decrease) in net assets resulting from operations		$ 136,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,618	$ 94,523
Net realized gain (loss)	226,807	115,866
Change in net unrealized appreciation (depreciation)	(171,227)	345,996
Net increase (decrease) in net assets resulting from operations	136,198	556,385
Distributions to shareholders from net investment income	(80,010)	(93,540)
Distributions to shareholders from net realized gain	(126,265)	(34,674)
Total distributions	(206,275)	(128,214)
Share transactions - net increase (decrease)	718,170	4,186,789
Total increase (decrease) in net assets	648,093	4,614,960

Net Assets
Beginning of period	8,805,724	4,190,764
End of period (including undistributed net investment income of $2,307 and $1,699, respectively)	$ 9,453,817	$ 8,805,724

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29
Income from Investment Operations
Net investment income (loss) E	.448	.741	.840	.782	.799	.753
Net realized and unrealized gain (loss)	.410	4.748	6.014	.504	5.233	4.174
Total from investment operations	.858	5.489	6.854	1.286	6.032	4.927
Distributions from net investment income	(.442)	(.723)	(.903)	(.775)	(.772)	(.758)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.248)	(1.079)	(1.114)	(.916)	(.972)	(.947)
Net asset value, end of period	$ 59.46	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27
Total ReturnB, C, D	1.43%	9.97%	13.98%	2.71%	13.69%	12.29%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.50%A	1.27%	1.60%	1.63%	1.66%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 290	$ 126	$ 20	$ 18	$ 20	$ 27
Portfolio turnover rate F	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29
Income from Investment Operations
Net investment income (loss) E	.375	.592	.719	.662	.681	.645
Net realized and unrealized gain (loss)	.412	4.742	6.008	.490	5.247	4.175
Total from investment operations	.787	5.334	6.727	1.152	5.928	4.820
Distributions from net investment income	(.361)	(.568)	(.776)	(.651)	(.658)	(.651)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.167)	(.924)	(.987)	(.792)	(.858)	(.840)
Net asset value, end of period	$ 59.47	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27
Total ReturnB, C, D	1.31%	9.68%	13.71%	2.42%	13.45%	12.01%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.25%A	1.02%	1.35%	1.38%	1.42%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98	$ 96	$ 88	$ 23	$ 27	$ 35
Portfolio turnover rate F	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30
Income from Investment Operations
Net investment income (loss) E	.223	.300	.448	.424	.439	.426
Net realized and unrealized gain (loss)	.404	4.746	6.020	.490	5.239	4.185
Total from investment operations	.627	5.046	6.468	.914	5.678	4.611
Distributions from net investment income	(.261)	(.340)	(.567)	(.443)	(.408)	(.422)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.067)	(.696)	(.778)	(.584)	(.608)	(.611)
Net asset value, end of period	$ 59.30	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30
Total ReturnB, C, D	1.04%	9.15%	13.15%	1.92%	12.85%	11.47%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.75%A	.52%	.86%	.89%	.91%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 54	$ 49	$ 43	$ 20	$ 27
Portfolio turnover rate F	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Income from Investment Operations
Net investment income (loss) D	.525	.885	.975	.903	.921	.862
Net realized and unrealized gain (loss)	.410	4.738	6.009	.505	5.227	4.183
Total from investment operations	.935	5.623	6.984	1.408	6.148	5.045
Distributions from net investment income	(.509)	(.857)	(1.033)	(.907)	(.898)	(.876)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.315)	(1.213)	(1.244)	(1.048)	(1.098)	(1.065)
Net asset value, end of period	$ 59.44	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26
Total ReturnB, C	1.56%	10.23%	14.27%	2.97%	13.97%	12.59%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75% A	1.52%	1.85%	1.89%	1.92%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,719	$ 8,313	$ 3,894	$ 2,123	$ 2,066	$ 1,672
Portfolio turnover rate E	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Income from Investment Operations
Net investment income (loss) D	.525	.884	.972	.904	.922	.860
Net realized and unrealized gain (loss)	.410	4.739	6.022	.504	5.226	4.185
Total from investment operations	.935	5.623	6.994	1.408	6.148	5.045
Distributions from net investment income	(.509)	(.857)	(1.033)	(.907)	(.898)	(.876)
Distributions from net realized gain	(.806)	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.315)	(1.213)	(1.244)	(1.048)	(1.098)	(1.065)
Net asset value, end of period	$ 59.45	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26
Total ReturnB, C	1.56%	10.23%	14.29%	2.97%	13.97%	12.59%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75%A	1.52%	1.85%	1.89%	1.92%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219	$ 217	$ 139	$ 122	$ 107	$ 94
Portfolio turnover rate E	25% A	19%	35%	34%	39%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.3
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Equity-Income Fund	9.2	9.2
Fidelity Large Cap Stock Fund	6.9	6.9
Fidelity Series 100 Index Fund	6.0	6.0
Fidelity Series Broad Market Opportunities Fund	10.6	10.5
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.0	45.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.8	8.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.6	2.7
	5.2	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.7
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.7	16.9
	27.9	28.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.1	6.0
Fidelity Short-Term Bond Fund	6.0	5.9
	12.1	11.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds	45.8%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.2%
Short-Term Funds	11.9%

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.8%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	31,049	$ 584,030
Fidelity Blue Chip Growth Fund (b)	7,989	542,314
Fidelity Equity-Income Fund (b)	14,571	834,329
Fidelity Large Cap Stock Fund (b)	23,202	625,747
Fidelity Series 100 Index Fund (b)	42,203	542,314
Fidelity Series Broad Market Opportunities Fund (b)	64,585	960,385
Fidelity Series Small Cap Opportunities Fund (b)	6,544	83,433
TOTAL DOMESTIC EQUITY FUNDS		4,172,552
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	20,711	792,613
TOTAL EQUITY FUNDS (Cost $4,476,525)		4,965,165
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund (b)	24,301	236,695
Fidelity Strategic Income Fund (b)	22,039	236,695
TOTAL HIGH YIELD FIXED-INCOME FUNDS		473,390

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund (b)	47,205	$ 506,039
Fidelity Strategic Real Return Fund (b)	55,487	506,039
Fidelity Total Bond Fund (b)	139,706	1,517,208
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,529,286
TOTAL FIXED-INCOME FUNDS (Cost $3,006,830)		3,002,676
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	550,476	550,476
Fidelity Short-Term Bond Fund (b)	63,860	550,476
TOTAL SHORT-TERM FUNDS (Cost $1,098,352)		1,100,952
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,581,707)		9,068,793
NET OTHER ASSETS (LIABILITIES) - 0.0%		(925)
NET ASSETS - 100%		$ 9,067,868
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 640,937	$ 241,898	$ 61,153	$ 5,137	$ 792,613
Fidelity Advisor Mid Cap II Fund Institutional Class	461,619	242,910	58,859	-	584,030
Fidelity Blue Chip Growth Fund	433,268	163,555	64,097	593	542,314
Fidelity Capital & Income Fund	192,744	70,039	19,131	4,256	236,695
Fidelity Equity-Income Fund	669,628	278,533	59,026	10,308	834,329
Fidelity Government Income Fund	411,552	136,891	58,320	3,488	506,039
Fidelity Institutional Money Market Portfolio Institutional Class	434,802	159,021	43,347	233	550,476
Fidelity Large Cap Stock Fund	504,538	191,231	51,650	3,559	625,747
Fidelity Series 100 Index Fund	440,371	155,299	55,511	10,461	542,314
Fidelity Series Broad Market Opportunities Fund	764,088	320,772	93,207	3,900	960,385
Fidelity Series Small Cap Opportunities Fund	64,339	31,031	11,171	251	83,433
Fidelity Short-Term Bond Fund	434,082	159,319	44,729	2,253	550,476
Fidelity Strategic Income Fund	194,393	68,818	18,111	3,785	236,695
Fidelity Strategic Real Return Fund	407,116	158,020	37,070	5,547	506,039
Fidelity Total Bond Fund	1,234,333	414,792	156,363	19,744	1,517,208
Total	$ 7,287,810	$ 2,792,129	$ 831,745	$ 73,515	$ 9,068,793
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $8,581,707) - See accompanying schedule		$ 9,068,793
Receivable for investments sold		85,698
Total assets		9,154,491

Liabilities
Payable for investments purchased	$ 85,696
Distribution and service plan fees payable	927
Total liabilities		86,623

Net Assets		$ 9,067,868
Net Assets consist of:
Paid in capital		$ 8,429,100
Undistributed net investment income		1,919
Accumulated undistributed net realized gain (loss) on investments		149,763
Net unrealized appreciation (depreciation) on investments		487,086
Net Assets		$ 9,067,868

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($358,694.9 ÷ 5,987.238 shares)		$ 59.91

Maximum offering price per share (100/94.25 of $59.91)		$ 63.56
Class T: Net Asset Value and redemption price per share ($1,151,706.0 ÷ 19,236.651 shares)		$ 59.87

Maximum offering price per share (100/96.50 of $59.87)		$ 62.04

Class C: Net Asset Value and offering price per share ($446,657.9 ÷ 7,486.280 shares)A		$ 59.66

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($7,110,032.0 ÷ 118,658.752 shares)		$ 59.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($777.5 ÷ 12.959 shares)		$ 60.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 73,515

Expenses
Distribution and service plan fees	$ 4,205
Independent trustees' compensation	19
Total expenses before reductions	4,224
Expense reductions	(19)	4,205
Net investment income (loss)		69,310
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,215)
Capital gain distributions from underlying funds	219,735
Total net realized gain (loss)		217,520
Change in net unrealized appreciation (depreciation) on underlying funds		(177,186)
Net gain (loss)		40,334
Net increase (decrease) in net assets resulting from operations		$ 109,644

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,310	$ 88,773
Net realized gain (loss)	217,520	114,779
Change in net unrealized appreciation (depreciation)	(177,186)	356,267
Net increase (decrease) in net assets resulting from operations	109,644	559,819
Distributions to shareholders from net investment income	(68,691)	(88,233)
Distributions to shareholders from net realized gain	(39,965)	(17,586)
Total distributions	(108,656)	(105,819)
Share transactions - net increase (decrease)	1,779,586	2,251,545
Total increase (decrease) in net assets	1,780,574	2,705,545

Net Assets
Beginning of period	7,287,294	4,581,749
End of period (including undistributed net investment income of $1,919 and $1,300, respectively)	$ 9,067,868	$ 7,287,294

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) E	.461	.751	.939	.760	.811	.748
Net realized and unrealized gain (loss)	.376	4.831	6.075	.441	5.306	4.178
Total from investment operations	.837	5.582	7.014	1.201	6.117	4.926
Distributions from net investment income	(.443)	(.734)	(.913)	(.784)	(.771)	(.752)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.717)	(.912)	(1.094)	(.921)	(.927)	(.896)
Net asset value, end of period	$ 59.91	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73
Total ReturnB, C, D	1.39%	10.18%	14.45%	2.56%	14.05%	12.46%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.54%A	1.29%	1.80%	1.60%	1.70%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 359	$ 181	$ 25	$ 27	$ 31	$ 40
Portfolio turnover rate F	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69
Income from Investment Operations
Net investment income (loss) E	.384	.601	.809	.641	.693	.639
Net realized and unrealized gain (loss)	.383	4.822	6.077	.448	5.287	4.183
Total from investment operations	.767	5.423	6.886	1.089	5.980	4.822
Distributions from net investment income	(.373)	(.585)	(.785)	(.672)	(.654)	(.648)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.647)	(.763)	(.966)	(.809)	(.810)	(.792)
Net asset value, end of period	$ 59.87	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72
Total ReturnB, C, D	1.27%	9.89%	14.18%	2.32%	13.73%	12.19%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.29%A	1.04%	1.55%	1.35%	1.45%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,152	$ 420	$ 295	$ 278	$ 288	$ 265
Portfolio turnover rate F	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71
Income from Investment Operations
Net investment income (loss) E	.236	.310	.553	.404	.454	.424
Net realized and unrealized gain (loss)	.373	4.816	6.061	.445	5.293	4.179
Total from investment operations	.609	5.126	6.614	.849	5.747	4.603
Distributions from net investment income	(.255)	(.348)	(.593)	(.452)	(.451)	(.429)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.529)	(.526)	(.774)	(.589)	(.607)	(.573)
Net asset value, end of period	$ 59.66	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74
Total ReturnB, C, D	1.01%	9.35%	13.60%	1.80%	13.17%	11.61%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%A	.54%	1.06%	.85%	.95%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 447	$ 358	$ 357	$ 174	$ 216	$ 119
Portfolio turnover rate F	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) D	.539	.893	1.073	.880	.939	.854
Net realized and unrealized gain (loss)	.374	4.833	6.070	.445	5.291	4.183
Total from investment operations	.913	5.726	7.143	1.325	6.230	5.037
Distributions from net investment income	(.509)	(.868)	(1.042)	(.908)	(.894)	(.863)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.783)	(1.046)	(1.223)	(1.045)	(1.050)	(1.007)
Net asset value, end of period	$ 59.92	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73
Total ReturnB, C	1.52%	10.46%	14.74%	2.82%	14.32%	12.75%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%A	1.54%	2.05%	1.85%	1.95%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,110	$ 6,327	$ 3,904	$ 2,363	$ 2,433	$ 598
Portfolio turnover rate E	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) D	.533	.869	1.108	.873	.929	.851
Net realized and unrealized gain (loss)	.420	4.877	6.065	.452	5.291	4.186
Total from investment operations	.953	5.746	7.173	1.325	6.220	5.037
Distributions from net investment income	(.509)	(.868)	(1.042)	(.908)	(.894)	(.863)
Distributions from net realized gain	(.274)	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.783)	(1.046)	(1.223)	(1.045)	(1.050)	(1.007)
Net asset value, end of period	$ 60.00	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73
Total ReturnB, C	1.59%	10.49%	14.80%	2.82%	14.30%	12.75%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%A	1.54%	2.05%	1.85%	1.95%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 1	$ 28	$ 103
Portfolio turnover rate E	20% A	25%	25%	62%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	6.4
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Equity-Income Fund	9.4	9.4
Fidelity Large Cap Stock Fund	7.0	7.0
Fidelity Series 100 Index Fund	6.1	6.2
Fidelity Series Broad Market Opportunities Fund	10.8	10.7
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.8	46.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.7	2.8
	5.5	5.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.5
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.5	16.6
	27.5	27.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.3
Fidelity Short-Term Bond Fund	5.3	5.2
	10.6	10.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.6%

Six months ago
Domestic Equity Funds	46.7%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.5%

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.4%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	23,611	$ 444,126
Fidelity Blue Chip Growth Fund (b)	6,074	412,306
Fidelity Equity-Income Fund (b)	11,067	633,692
Fidelity Large Cap Stock Fund (b)	17,622	475,269
Fidelity Series 100 Index Fund (b)	32,086	412,306
Fidelity Series Broad Market Opportunities Fund (b)	49,035	729,152
Fidelity Series Small Cap Opportunities Fund (b)	4,991	63,640
TOTAL DOMESTIC EQUITY FUNDS		3,170,491
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	16,912	647,232
TOTAL EQUITY FUNDS (Cost $3,383,656)		3,817,723
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund (b)	18,976	184,827
Fidelity Strategic Income Fund (b)	17,209	184,827
TOTAL HIGH YIELD FIXED-INCOME FUNDS		369,654

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund (b)	34,798	$ 373,039
Fidelity Strategic Real Return Fund (b)	40,903	373,039
Fidelity Total Bond Fund (b)	103,049	1,119,117
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,865,195
TOTAL FIXED-INCOME FUNDS (Cost $2,179,649)		2,234,849
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	358,821	358,821
Fidelity Short-Term Bond Fund (b)	41,627	358,821
TOTAL SHORT-TERM FUNDS (Cost $713,761)		717,642
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,277,066)		6,770,214
NET OTHER ASSETS (LIABILITIES) - 0.0%		(195)
NET ASSETS - 100%		$ 6,770,019
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 627,406	$ 196,505	$ 147,723	$ 4,112	$ 647,232
Fidelity Advisor Mid Cap II Fund Institutional Class	420,758	187,072	116,041	-	444,126
Fidelity Blue Chip Growth Fund	395,403	127,791	115,717	518	412,306
Fidelity Capital & Income Fund	181,213	55,854	46,538	3,627	184,827
Fidelity Equity-Income Fund	611,104	208,565	143,988	8,061	633,692
Fidelity Government Income Fund	361,466	101,612	102,416	2,800	373,039
Fidelity Institutional Money Market Portfolio Institutional Class	344,380	102,434	87,993	164	358,821
Fidelity Large Cap Stock Fund	459,909	145,618	117,005	2,652	475,269
Fidelity Series 100 Index Fund	401,816	120,327	113,002	7,757	412,306
Fidelity Series Broad Market Opportunities Fund	696,988	241,044	186,509	2,928	729,152
Fidelity Series Small Cap Opportunities Fund	58,296	25,589	18,931	204	63,640
Fidelity Short-Term Bond Fund	343,829	102,668	88,972	1,596	358,821
Fidelity Strategic Income Fund	182,767	54,992	45,908	3,220	184,827
Fidelity Strategic Real Return Fund	357,572	120,507	87,266	4,290	373,039
Fidelity Total Bond Fund	1,084,131	312,079	295,864	15,747	1,119,117
Total	$ 6,527,038	$ 2,102,657	$ 1,713,873	$ 57,676	$ 6,770,214
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $6,277,066) - See accompanying schedule		$ 6,770,214
Receivable for investments sold		70,604
Total assets		6,840,818

Liabilities
Payable for investments purchased	$ 62,603
Payable for fund shares redeemed	8,000
Distribution and service plan fees payable	196
Total liabilities		70,799

Net Assets		$ 6,770,019
Net Assets consist of:
Paid in capital		$ 6,173,423
Undistributed net investment income		1,569
Accumulated undistributed net realized gain (loss) on investments		101,879
Net unrealized appreciation (depreciation) on investments		493,148
Net Assets		$ 6,770,019

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($164,303 ÷ 2,858.08 shares)		$ 57.49

Maximum offering price per share (100/94.25 of $57.49)		$ 61.00
Class T: Net Asset Value and redemption price per share ($187,713 ÷ 3,265.77 shares)		$ 57.48

Maximum offering price per share (100/96.50 of $57.48)		$ 59.56

Class C: Net Asset Value and offering price per share ($100,190 ÷ 1,749.62 shares)A		$ 57.26

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($6,284,842 ÷ 109,308.83 shares)		$ 57.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,971 ÷ 573.48 shares)		$ 57.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 57,676

Expenses
Distribution and service plan fees	$ 1,244
Independent trustees' compensation	16
Total expenses before reductions	1,260
Expense reductions	(16)	1,244
Net investment income (loss)		56,432
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20,568)
Capital gain distributions from underlying funds	169,801
Total net realized gain (loss)		149,233
Change in net unrealized appreciation (depreciation) on underlying funds		(125,042)
Net gain (loss)		24,191
Net increase (decrease) in net assets resulting from operations		$ 80,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,432	$ 67,889
Net realized gain (loss)	149,233	72,400
Change in net unrealized appreciation (depreciation)	(125,042)	248,398
Net increase (decrease) in net assets resulting from operations	80,623	388,687
Distributions to shareholders from net investment income	(56,014)	(67,101)
Distributions to shareholders from net realized gain	(74,391)	(79,768)
Total distributions	(130,405)	(146,869)
Share transactions - net increase (decrease)	292,972	3,973,364
Total increase (decrease) in net assets	243,190	4,215,182

Net Assets
Beginning of period	6,526,829	2,311,647
End of period (including undistributed net investment income of $1,569 and $1,151, respectively)	$ 6,770,019	$ 6,526,829

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95
Income from Investment Operations
Net investment income (loss) E	.428	.738	.953	.739	.858	.744
Net realized and unrealized gain (loss)	.377	4.763	6.186	.384	5.317	4.191
Total from investment operations	.805	5.501	7.139	1.123	6.175	4.935
Distributions from net investment income	(.416)	(.688)	(.909)	(.769)	(.802)	(.710)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(1.055)	(2.201)	(1.109)	(.903)	(.995)	(.875)
Net asset value, end of period	$ 57.49	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01
Total ReturnB, C, D	1.39%	10.39%	14.95%	2.44%	14.43%	12.72%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%A	1.31%	1.85%	1.59%	1.82%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164	$ 178	$ 121	$ 76	$ 34	$ 32
Portfolio turnover rate F	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96
Income from Investment Operations
Net investment income (loss) E	.356	.599	.820	.624	.736	.636
Net realized and unrealized gain (loss)	.369	4.761	6.201	.367	5.326	4.191
Total from investment operations	.725	5.360	7.021	.991	6.062	4.827
Distributions from net investment income	(.346)	(.547)	(.781)	(.647)	(.689)	(.612)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(.985)	(2.060)	(.981)	(.781)	(.882)	(.777)
Net asset value, end of period	$ 57.48	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01
Total ReturnB, C, D	1.25%	10.11%	14.69%	2.15%	14.15%	12.43%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.23%A	1.07%	1.59%	1.34%	1.57%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 190	$ 135	$ 105	$ 127	$ 37
Portfolio turnover rate F	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95
Income from Investment Operations
Net investment income (loss) E	.211	.315	.561	.390	.505	.424
Net realized and unrealized gain (loss)	.360	4.755	6.186	.379	5.319	4.192
Total from investment operations	.571	5.070	6.747	.769	5.824	4.616
Distributions from net investment income	(.232)	(.327)	(.587)	(.435)	(.441)	(.421)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(.871)	(1.840)	(.787)	(.569)	(.634)	(.586)
Net asset value, end of period	$ 57.26	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98
Total ReturnB, C, D	.98%	9.57%	14.10%	1.67%	13.59%	11.87%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%A	.56%	1.09%	.84%	1.08%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100	$ 110	$ 84	$ 74	$ 72	$ 91
Portfolio turnover rate F	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Income from Investment Operations
Net investment income (loss) D	.500	.881	1.076	.857	.969	.849
Net realized and unrealized gain (loss)	.377	4.759	6.200	.377	5.332	4.187
Total from investment operations	.877	5.640	7.276	1.234	6.301	5.036
Distributions from net investment income	(.488)	(.827)	(1.036)	(.880)	(.918)	(.831)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(1.127)	(2.340)	(1.236)	(1.014)	(1.111)	(.996)
Net asset value, end of period	$ 57.50	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Total ReturnB, C	1.51%	10.66%	15.26%	2.68%	14.74%	12.99%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.56%	2.10%	1.84%	2.07%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,285	$ 6,017	$ 1,942	$ 1,811	$ 1,345	$ 2,051
Portfolio turnover rate E	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Income from Investment Operations
Net investment income (loss) D	.501	.879	1.078	.857	.973	.848
Net realized and unrealized gain (loss)	.366	4.761	6.198	.377	5.328	4.188
Total from investment operations	.867	5.640	7.276	1.234	6.301	5.036
Distributions from net investment income	(.488)	(.827)	(1.036)	(.880)	(.918)	(.831)
Distributions from net realized gain	(.639)	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(1.127)	(2.340)	(1.236)	(1.014)	(1.111)	(.996)
Net asset value, end of period	$ 57.49	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Total ReturnB, C	1.49%	10.66%	15.26%	2.68%	14.74%	12.99%
Ratios to Average Net Assets E, G
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%A	1.56%	2.10%	1.84%	2.07%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 32	$ 29	$ 25	$ 29	$ 38
Portfolio turnover rate E	51% A	39%	49%	57%	19%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	6.6
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Equity-Income Fund	9.5	9.6
Fidelity Large Cap Stock Fund	7.2	7.2
Fidelity Series 100 Index Fund	6.2	6.3
Fidelity Series Broad Market Opportunities Fund	11.0	10.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	47.7	47.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.5	10.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.9	2.9
	5.7	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.4
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.0	16.2
	26.7	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.7	4.5
Fidelity Short-Term Bond Fund	4.7	4.5
	9.4	9.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	9.0%

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	34,138	$ 642,129
Fidelity Blue Chip Growth Fund (b)	8,794	596,949
Fidelity Equity-Income Fund (b)	16,032	918,014
Fidelity Large Cap Stock Fund (b)	25,520	688,270
Fidelity Series 100 Index Fund (b)	46,455	596,949
Fidelity Series Broad Market Opportunities Fund (b)	70,980	1,055,476
Fidelity Series Small Cap Opportunities Fund (b)	7,162	91,321
TOTAL DOMESTIC EQUITY FUNDS		4,589,108
International Equity Funds - 10.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	26,248	1,004,528
TOTAL EQUITY FUNDS (Cost $5,103,656)		5,593,636
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (b)	28,226	274,924
Fidelity Strategic Income Fund (b)	25,598	274,924
TOTAL HIGH YIELD FIXED-INCOME FUNDS		549,848

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund (b)	47,884	$ 513,319
Fidelity Strategic Real Return Fund (b)	56,285	513,319
Fidelity Total Bond Fund (b)	141,712	1,538,995
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,565,633
TOTAL FIXED-INCOME FUNDS (Cost $3,100,458)		3,115,481
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	451,797	451,797
Fidelity Short-Term Bond Fund (b)	52,413	451,797
TOTAL SHORT-TERM FUNDS (Cost $901,496)		903,594
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,105,610)		9,612,711
NET OTHER ASSETS (LIABILITIES) - 0.0%		177
NET ASSETS - 100%		$ 9,612,888
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 911,830	$ 255,688	$ 120,368	$ 6,882	$ 1,004,528
Fidelity Advisor Mid Cap II Fund Institutional Class	570,769	234,798	93,067	-	642,129
Fidelity Blue Chip Growth Fund	536,330	148,576	97,451	715	596,949
Fidelity Capital & Income Fund	252,865	65,633	34,614	5,335	274,924
Fidelity Equity-Income Fund	827,975	255,294	103,611	11,947	918,014
Fidelity Government Income Fund	468,618	111,326	83,584	3,805	513,319
Fidelity Institutional Money Market Portfolio Institutional Class	390,387	112,195	50,785	202	451,797
Fidelity Large Cap Stock Fund	623,774	171,197	86,452	4,138	688,270
Fidelity Series 100 Index Fund	544,835	136,269	88,364	11,779	596,949
Fidelity Series Broad Market Opportunities Fund	944,688	291,750	147,167	4,389	1,055,476
Fidelity Series Small Cap Opportunities Fund	79,140	30,118	16,646	295	91,321
Fidelity Short-Term Bond Fund	389,755	113,419	52,901	1,957	451,797
Fidelity Strategic Income Fund	255,004	66,349	35,927	4,741	274,924
Fidelity Strategic Real Return Fund	463,668	132,404	58,767	6,011	513,319
Fidelity Total Bond Fund	1,404,609	337,942	229,193	21,469	1,538,995
Total	$ 8,664,247	$ 2,462,958	$ 1,298,897	$ 83,665	$ 9,612,711
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $9,105,610) - See accompanying schedule		$ 9,612,711
Receivable for investments sold		92,741
Receivable for fund shares sold		695
Total assets		9,706,147

Liabilities
Payable for investments purchased	$ 92,753
Distribution and service plan fees payable	506
Total liabilities		93,259

Net Assets		$ 9,612,888
Net Assets consist of:
Paid in capital		$ 8,950,282
Undistributed net investment income		2,078
Accumulated undistributed net realized gain (loss) on investments		153,427
Net unrealized appreciation (depreciation) on investments		507,101
Net Assets		$ 9,612,888

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($109,036 ÷ 1,857.60 shares)		$ 58.70

Maximum offering price per share (100/94.25 of $58.70)		$ 62.28
Class T: Net Asset Value and redemption price per share ($551,060 ÷ 9,377.91 shares)		$ 58.76

Maximum offering price per share (100/96.50 of $58.76)		$ 60.89

Class C: Net Asset Value and offering price per share ($315,754 ÷ 5,407.44 shares)A		$ 58.39

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($8,619,580 ÷ 146,945.68 shares)		$ 58.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,458 ÷ 297.62 shares)		$ 58.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 83,665

Expenses
Distribution and service plan fees	$ 2,913
Independent trustees' compensation	22
Total expenses before reductions	2,935
Expense reductions	(22)	2,913
Net investment income (loss)		80,752
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,826)
Capital gain distributions from underlying funds	251,370
Total net realized gain (loss)		235,544
Change in net unrealized appreciation (depreciation) on underlying funds		(199,773)
Net gain (loss)		35,771
Net increase (decrease) in net assets resulting from operations		$ 116,523

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,752	$ 93,040
Net realized gain (loss)	235,544	120,893
Change in net unrealized appreciation (depreciation)	(199,773)	370,134
Net increase (decrease) in net assets resulting from operations	116,523	584,067
Distributions to shareholders from net investment income	(80,217)	(92,218)
Distributions to shareholders from net realized gain	(116,405)	(72,509)
Total distributions	(196,622)	(164,727)
Share transactions - net increase (decrease)	1,029,130	4,143,369
Total increase (decrease) in net assets	949,031	4,562,709

Net Assets
Beginning of period	8,663,857	4,101,148
End of period (including undistributed net investment income of $2,078 and $1,543, respectively)	$ 9,612,888	$ 8,663,857

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) E	.455	.742	.927	.762	.789	.722
Net realized and unrealized gain (loss)	.345	5.022	6.538	.331	5.608	4.298
Total from investment operations	.800	5.764	7.465	1.093	6.397	5.020
Distributions from net investment income	(.439)	(.712)	(.933)	(.771)	(.805)	(.710)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.180)	(1.594)	(1.185)	(.903)	(.997)	(.810)
Net asset value, end of period	$ 58.70	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04
Total ReturnB, C, D	1.34%	10.68%	15.58%	2.36%	14.94%	12.97%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.24% H	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.24% H	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.24% H	.25%	.25%	.25%
Net investment income (loss)	1.54%A	1.28%	1.79%	1.64%	1.67%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 109	$ 10	$ 7	$ 96	$ 34
Portfolio turnover rate F	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) E	.381	.605	.781	.649	.672	.616
Net realized and unrealized gain (loss)	.340	5.021	6.563	.312	5.604	4.301
Total from investment operations	.721	5.626	7.344	.961	6.276	4.917
Distributions from net investment income	(.370)	(.594)	(.702)	(.649)	(.704)	(.607)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.111)	(1.476)	(.954)	(.781)	(.896)	(.707)
Net asset value, end of period	$ 58.76	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05
Total ReturnB, C, D	1.21%	10.40%	15.30%	2.08%	14.64%	12.69%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.49% H	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.49% H	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.49% H	.50%	.50%	.50%	.50%
Net investment income (loss)	1.29%A	1.04%	1.53%	1.39%	1.42%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 551	$ 451	$ 10	$ 51	$ 131	$ 111
Portfolio turnover rate F	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) E	.231	.304	.532	.415	.435	.402
Net realized and unrealized gain (loss)	.343	5.003	6.524	.310	5.609	4.305
Total from investment operations	.574	5.307	7.056	.725	6.044	4.707
Distributions from net investment income	(.263)	(.355)	(.604)	(.463)	(.482)	(.397)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.004)	(1.237)	(.856)	(.595)	(.674)	(.497)
Net asset value, end of period	$ 58.39	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05
Total ReturnB, C, D	.96%	9.84%	14.71%	1.57%	14.08%	12.13%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%A	.53%	1.03%	.89%	.93%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 316	$ 205	$ 154	$ 107	$ 79	$ 99
Portfolio turnover rate F	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) D	.529	.880	1.051	.885	.910	.833
Net realized and unrealized gain (loss)	.344	5.027	6.531	.317	5.602	4.297
Total from investment operations	.873	5.907	7.582	1.202	6.512	5.130
Distributions from net investment income	(.512)	(.855)	(1.050)	(.900)	(.940)	(.820)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.253)	(1.737)	(1.302)	(1.032)	(1.132)	(.920)
Net asset value, end of period	$ 58.66	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04
Total ReturnB, C	1.47%	10.97%	15.86%	2.60%	15.21%	13.26%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%A	1.53%	2.03%	1.89%	1.93%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,620	$ 7,882	$ 3,925	$ 2,462	$ 1,797	$ 1,262
Portfolio turnover rate E	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) D	.528	.887	1.040	.865	.906	.828
Net realized and unrealized gain (loss)	.345	5.010	6.552	.327	5.616	4.302
Total from investment operations	.873	5.897	7.592	1.192	6.522	5.130
Distributions from net investment income	(.512)	(.855)	(1.050)	(.900)	(.940)	(.820)
Distributions from net realized gain	(.741)	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.253)	(1.737)	(1.302)	(1.032)	(1.132)	(.920)
Net asset value, end of period	$ 58.66	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04
Total ReturnB, C	1.47%	10.95%	15.88%	2.58%	15.24%	13.26%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%A	1.53%	2.03%	1.89%	1.93%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 17	$ 2	$ 2	$ 48	$ 62
Portfolio turnover rate E	28% A	34%	30%	63%	75%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	6.8
Fidelity Blue Chip Growth Fund	6.4	6.3
Fidelity Equity-Income Fund	9.8	9.8
Fidelity Large Cap Stock Fund	7.3	7.4
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series Broad Market Opportunities Fund	11.2	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	0.9
	48.9	48.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.5	11.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.0	3.1
	6.1	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.4
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.8	16.0
	26.3	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.6	3.3
Fidelity Short-Term Bond Fund	3.6	3.3
	7.2	6.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.9%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.2%

Six months ago
Domestic Equity Funds	48.9%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	6.6%

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.4%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	139,521	$ 2,624,396
Fidelity Blue Chip Growth Fund (b)	35,897	2,436,666
Fidelity Equity-Income Fund (b)	65,437	3,746,948
Fidelity Large Cap Stock Fund (b)	104,269	2,812,127
Fidelity Series 100 Index Fund (b)	189,624	2,436,666
Fidelity Series Broad Market Opportunities Fund (b)	289,855	4,310,139
Fidelity Series Small Cap Opportunities Fund (b)	29,448	375,461
TOTAL DOMESTIC EQUITY FUNDS		18,742,403
International Equity Funds - 11.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	114,527	4,382,933
TOTAL EQUITY FUNDS (Cost $21,031,256)		23,125,336
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund (b)	119,185	1,160,864
Fidelity Strategic Income Fund (b)	108,088	1,160,864
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,321,728

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund (b)	188,345	$ 2,019,061
Fidelity Strategic Real Return Fund (b)	221,388	2,019,061
Fidelity Total Bond Fund (b)	556,693	6,045,689
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		10,083,811
TOTAL FIXED-INCOME FUNDS (Cost $12,250,828)		12,405,539
Short-Term Funds - 7.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.11% (a)(b)	1,390,738	1,390,738
Fidelity Short-Term Bond Fund (b)	161,339	1,390,738
TOTAL SHORT-TERM FUNDS (Cost $2,774,239)		2,781,476
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $36,056,323)		38,312,351
NET OTHER ASSETS (LIABILITIES) - 0.0%		(671)
NET ASSETS - 100%		$ 38,311,680
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 3,905,472	$ 1,284,155	$ 631,630	$ 28,733	$ 4,382,933
Fidelity Advisor Mid Cap II Fund Institutional Class	2,287,329	1,059,460	443,305	-	2,624,396
Fidelity Blue Chip Growth Fund	2,149,768	712,550	469,438	2,840	2,436,666
Fidelity Capital & Income Fund	1,045,928	328,824	178,768	22,163	1,160,864
Fidelity Equity-Income Fund	3,320,092	1,204,815	533,562	47,565	3,746,948
Fidelity Government Income Fund	1,813,971	533,689	394,926	14,791	2,019,061
Fidelity Institutional Money Market Portfolio Institutional Class	1,118,632	440,201	168,094	596	1,390,738
Fidelity Large Cap Stock Fund	2,502,226	830,270	443,101	16,174	2,812,127
Fidelity Series 100 Index Fund	2,183,876	672,825	438,713	47,477	2,436,666
Fidelity Series Broad Market Opportunities Fund	3,788,904	1,364,773	712,391	17,656	4,310,139
Fidelity Series Small Cap Opportunities Fund	318,990	140,982	79,878	1,179	375,461
Fidelity Short-Term Bond Fund	1,116,794	441,027	171,836	5,797	1,390,738
Fidelity Strategic Income Fund	1,054,767	329,791	180,791	19,694	1,160,864
Fidelity Strategic Real Return Fund	1,794,805	610,221	293,439	22,977	2,019,061
Fidelity Total Bond Fund	5,433,737	1,650,195	1,139,417	83,482	6,045,689
Total	$ 33,835,291	$ 11,603,778	$ 6,279,289	$ 331,124	$ 38,312,351
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $36,056,323) - See accompanying schedule		$ 38,312,351
Receivable for investments sold		407,624
Receivable for fund shares sold		25,000
Total assets		38,744,975

Liabilities
Payable for investments purchased	$ 380,232
Payable for fund shares redeemed	52,418
Distribution and service plan fees payable	645
Total liabilities		433,295

Net Assets		$ 38,311,680
Net Assets consist of:
Paid in capital		$ 35,385,267
Undistributed net investment income		8,845
Accumulated undistributed net realized gain (loss) on investments		661,540
Net unrealized appreciation (depreciation) on investments		2,256,028
Net Assets		$ 38,311,680

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,988 ÷ 8,824.95 shares)		$ 58.70

Maximum offering price per share (100/94.25 of $58.70)		$ 62.28
Class T: Net Asset Value and redemption price per share ($528,676 ÷ 9,005.28 shares)		$ 58.71

Maximum offering price per share (100/96.50 of $58.71)		$ 60.84

Class C: Net Asset Value and offering price per share ($371,957 ÷ 6,358.98 shares)A		$ 58.49

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($36,753,324 ÷ 625,953.53 shares)		$ 58.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($139,735 ÷ 2,380.02 shares)		$ 58.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 331,124

Expenses
Distribution and service plan fees	$ 3,812
Independent trustees' compensation	85
Total expenses before reductions	3,897
Expense reductions	(85)	3,812
Net investment income (loss)		327,312
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(51,916)
Capital gain distributions from underlying funds	1,006,472
Total net realized gain (loss)		954,556
Change in net unrealized appreciation (depreciation) on underlying funds		(795,516)
Net gain (loss)		159,040
Net increase (decrease) in net assets resulting from operations		$ 486,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 327,312	$ 365,345
Net realized gain (loss)	954,556	441,550
Change in net unrealized appreciation (depreciation)	(795,516)	1,427,819
Net increase (decrease) in net assets resulting from operations	486,352	2,234,714
Distributions to shareholders from net investment income	(324,249)	(361,966)
Distributions to shareholders from net realized gain	(501,646)	(405,210)
Total distributions	(825,895)	(767,176)
Share transactions - net increase (decrease)	4,816,544	18,154,401
Total increase (decrease) in net assets	4,477,001	19,621,939

Net Assets
Beginning of period	33,834,679	14,212,740
End of period (including undistributed net investment income of $8,845 and $5,782, respectively)	$ 38,311,680	$ 33,834,679

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) E	.460	.755	.977	.782	.757	.747
Net realized and unrealized gain (loss)	.336	5.194	6.833	.281	5.719	4.285
Total from investment operations	.796	5.949	7.810	1.063	6.476	5.032
Distributions from net investment income	(.443)	(.747)	(.973)	(.791)	(.801)	(.717)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.256)	(2.109)	(1.150)	(.923)	(.996)	(.822)
Net asset value, end of period	$ 58.70	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04
Total ReturnB, C, D	1.33%	11.01%	16.28%	2.30%	15.12%	13.00%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.55%A	1.30%	1.86%	1.66%	1.61%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 518	$ 565	$ 70	$ 20	$ 23	$ 29
Portfolio turnover rate F	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) E	.385	.605	.836	.660	.637	.642
Net realized and unrealized gain (loss)	.329	5.216	6.839	.287	5.727	4.281
Total from investment operations	.714	5.821	7.675	.947	6.364	4.923
Distributions from net investment income	(.371)	(.609)	(.838)	(.675)	(.679)	(.608)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.184)	(1.971)	(1.015)	(.807)	(.874)	(.713)
Net asset value, end of period	$ 58.71	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04
Total ReturnB, C, D	1.19%	10.77%	15.98%	2.05%	14.85%	12.71%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.30%A	1.05%	1.61%	1.42%	1.35%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 529	$ 482	$ 153	$ 132	$ 29	$ 37
Portfolio turnover rate F	34% A	16%	34%	40%	15%	20%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) E	.236	.317	.582	.427	.402	.430
Net realized and unrealized gain (loss)	.328	5.194	6.821	.290	5.719	4.275
Total from investment operations	.564	5.511	7.403	.717	6.121	4.705
Distributions from net investment income	(.261)	(.359)	(.656)	(.465)	(.456)	(.390)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.074)	(1.721)	(.833)	(.597)	(.651)	(.495)
Net asset value, end of period	$ 58.49	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05
Total ReturnB, C, D	.94%	10.19%	15.40%	1.55%	14.26%	12.12%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00%A	1.00%	.99% H	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%A	1.00%	.99% H	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%A	1.00%	.99% H	1.00%	1.00%	1.00%
Net investment income (loss)	.80%A	.55%	1.12%	.91%	.85%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 372	$ 366	$ 97	$ 24	$ 28	$ 37
Portfolio turnover rate F	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83
Income from Investment Operations
Net investment income (loss) D	.533	.896	1.099	.897	.880	.857
Net realized and unrealized gain (loss)	.338	5.202	6.837	.284	5.719	4.279
Total from investment operations	.871	6.098	7.936	1.181	6.599	5.136
Distributions from net investment income	(.518)	(.876)	(1.089)	(.909)	(.924)	(.831)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.331)	(2.238)	(1.266)	(1.041)	(1.119)	(.936)
Net asset value, end of period	$ 58.72	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03
Total ReturnB, C	1.46%	11.30%	16.57%	2.56%	15.42%	13.27%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.80%A	1.55%	2.11%	1.91%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,753	$ 32,313	$ 13,862	$ 7,139	$ 5,524	$ 3,395
Portfolio turnover rate E	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83
Income from Investment Operations
Net investment income (loss) D	.533	.897	1.095	.896	.874	.855
Net realized and unrealized gain (loss)	.328	5.211	6.841	.275	5.725	4.281
Total from investment operations	.861	6.108	7.936	1.171	6.599	5.136
Distributions from net investment income	(.518)	(.876)	(1.089)	(.909)	(.924)	(.831)
Distributions from net realized gain	(.813)	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.331)	(2.238)	(1.266)	(1.041)	(1.119)	(.936)
Net asset value, end of period	$ 58.71	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03
Total ReturnB, C	1.44%	11.32%	16.57%	2.54%	15.42%	13.27%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.80%A	1.55%	2.11%	1.91%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140	$ 109	$ 30	$ 26	$ 29	$ 38
Portfolio turnover rate E	34% A	16%	34%	40%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund offer Class A, Class T, Class C, Income Replacement and Institutional Class shares. Fidelity Income Replacement 2016 Fund and Fidelity Income Replacement 2018 Fund offer Income Replacement shares. Fidelity Income Replacement 2016 Fund's (effective after the close of business on January 31, 2012) and Fidelity Income Replacement 2018 Fund's (effective after the close of business on May 30, 2014) Class A, Class T, Class C and Institutional Class shares are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 4,325,286	$ 177,719	$ -	$ 177,719
Fidelity Income Replacement 2018 Fund	6,052,411	287,319	(22,304)	265,015
Fidelity Income Replacement 2020 Fund	8,485,515	706,015	(38,069)	667,946
Fidelity Income Replacement 2022 Fund	13,558,565	561,324	(125,205)	436,119
Fidelity Income Replacement 2024 Fund	7,893,434	406,346	(73,494)	332,852
Fidelity Income Replacement 2026 Fund	6,036,852	292,365	(61,980)	230,385
Fidelity Income Replacement 2028 Fund	24,644,952	1,209,345	(379,971)	829,374
Fidelity Income Replacement 2030 Fund	15,695,301	1,051,796	(159,117)	892,679
Fidelity Income Replacement 2032 Fund	7,685,991	714,137	(59,841)	654,296
Fidelity Income Replacement 2034 Fund	8,802,246	758,262	(106,481)	651,781
Fidelity Income Replacement 2036 Fund	8,600,251	585,497	(116,955)	468,542
Fidelity Income Replacement 2038 Fund	6,305,642	547,067	(82,495)	464,572
Fidelity Income Replacement 2040 Fund	9,140,465	605,033	(132,787)	472,246
Fidelity Income Replacement 2042 Fund	36,158,264	2,688,448	(534,361)	2,154,087

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$ (293,304)	$ (37,212)	$ (330,516)
Fidelity Income Replacement 2022 Fund	(333,958)	(74,118)	(408,076)
Fidelity Income Replacement 2026 Fund	(105,055)	-	(105,055)
Fidelity Income Replacement 2028 Fund	-	(178,957)	(178,957)
Fidelity Income Replacement 2032 Fund	(36,427)	-	(36,427)
Fidelity Income Replacement 2036 Fund	(5,577)	(2,877)	(8,454)
Fidelity Income Replacement 2040 Fund	-	(5,605)	(5,605)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2032 Fund and Fidelity Income Replacement 2040 Fund will be limited to approximately $28,019, $38,679 and $27,942 per year, respectively.

Due to large redemptions during November 2013, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2022 Fund will be limited to approximately $216,299 per year.

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	849,997	1,341,250
Fidelity Income Replacement 2018 Fund	2,524,070	3,400,643
Fidelity Income Replacement 2020 Fund	2,387,041	1,805,528
Fidelity Income Replacement 2022 Fund	5,756,760	2,259,759
Fidelity Income Replacement 2024 Fund	2,562,797	1,654,505
Fidelity Income Replacement 2026 Fund	2,895,919	856,971
Fidelity Income Replacement 2028 Fund	5,802,053	2,861,868
Fidelity Income Replacement 2030 Fund	2,958,585	1,969,824
Fidelity Income Replacement 2032 Fund	2,040,159	1,610,992
Fidelity Income Replacement 2034 Fund	1,995,212	1,164,572
Fidelity Income Replacement 2036 Fund	2,792,129	831,745
Fidelity Income Replacement 2038 Fund	2,102,657	1,713,873
Fidelity Income Replacement 2040 Fund	2,462,958	1,298,897
Fidelity Income Replacement 2042 Fund	11,603,778	6,279,289

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 193	$ -
Class T	.25%	.25%	292	-
Class C	.75%	.25%	2,103	-
			$ 2,588	$ -
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,015	$ -
Class T	.25%	.25%	1,056	-
Class C	.75%	.25%	3,480	1,318
			$ 5,551	$ 1,318
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,124	$ 179
Class T	.25%	.25%	420	-
Class C	.75%	.25%	2,863	654
			$ 4,407	$ 833

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2022 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 535	$ -
Class T	.25%	.25%	179	-
Class C	.75%	.25%	1,669	1,483
			$ 2,383	$ 1,483
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 332	$ 5
Class T	.25%	.25%	474	132
Class C	.75%	.25%	788	43
			$ 1,594	$ 180
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 806	$ -
Class T	.25%	.25%	234	16
Class C	.75%	.25%	192	192
			$ 1,232	$ 208
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 870	$ 15
Class T	.25%	.25%	850	-
Class C	.75%	.25%	421	231
			$ 2,141	$ 246
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 343	$ -
Class T	.25%	.25%	44	20
Class C	.75%	.25%	1,773	173
			$ 2,160	$ 193
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 363	$ 7
Class T	.25%	.25%	92	74
Class C	.75%	.25%	615	352
			$ 1,070	$ 433
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 318	$ 25
Class T	.25%	.25%	244	72
Class C	.75%	.25%	553	388
			$ 1,115	$ 485
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 328	$ 28
Class T	.25%	.25%	1,724	-
Class C	.75%	.25%	2,153	370
			$ 4,205	$ 398
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 209	$ 1
Class T	.25%	.25%	474	12
Class C	.75%	.25%	561	28
			$ 1,244	$ 41
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 137	$ 10
Class T	.25%	.25%	1,368	2
Class C	.75%	.25%	1,408	333
			$ 2,913	$ 345
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 683	$ 96
Class T	.25%	.25%	1,252	70
Class C	.75%	.25%	1,877	1,420
			$ 3,812	$ 1,586

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2018 Fund	Retained by FDC
Class T	$ 28
Class C*	322
$ 350
Fidelity Income Replacement 2020 Fund
Class A	$ 531
Class T	112
$ 643
Fidelity Income Replacement 2022 Fund
Class A	$ 56
Class T	330
$ 386
Fidelity Income Replacement 2024 Fund
Class C*	$ 47
Fidelity Income Replacement 2026 Fund
Class A	$ 645
Class T	1
$ 646
Fidelity Income Replacement 2028 Fund
Class A	$ 44
Class T	53
$ 97
Fidelity Income Replacement 2030 Fund
Class A	$ 111
Fidelity Income Replacement 2032 Fund
Class A	$ 375
Fidelity Income Replacement 2034 Fund
Class A	$ 494

Fidelity Income Replacement 2036 Fund
Class A	$ 189
Class C*	3
$ 192
Fidelity Income Replacement 2038 Fund
Class A	$ 56
Class C*	500
$ 556
Fidelity Income Replacement 2040 Fund
Class C*	$ 1
Fidelity Income Replacement 2042 Fund
Class A	$ 3
Class T	194
Class C*	203
$ 400

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 12
Fidelity Income Replacement 2018 Fund	17
Fidelity Income Replacement 2020 Fund	21
Fidelity Income Replacement 2022 Fund	26
Fidelity Income Replacement 2024 Fund	18
Fidelity Income Replacement 2026 Fund	11
Fidelity Income Replacement 2028 Fund	56
Fidelity Income Replacement 2030 Fund	38
Fidelity Income Replacement 2032 Fund	20
Fidelity Income Replacement 2034 Fund	22
Fidelity Income Replacement 2036 Fund	19
Fidelity Income Replacement 2038 Fund	16
Fidelity Income Replacement 2040 Fund	22
Fidelity Income Replacement 2042 Fund	85

* Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 222	$ 1,345
Class T	67	402
Class C	-	403
Income Replacement 2016	11,141	39,487
Institutional Class	55	198
Total	$ 11,485	$ 41,835
From net realized gain
Class A	$ 4,805	$ 158
Class T	3,444	101
Class C	12,555	411
Income Replacement 2016	119,314	3,986
Institutional Class	590	19
Total	$ 140,708	$ 4,675
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 3,477	$ 9,032
Class T	1,342	3,943
Class C	960	1,972
Income Replacement 2018	25,228	56,430
Institutional Class	1,982	6,175
Total	$ 32,989	$ 77,552
From net realized gain
Class A	$ 759	$ 1,216
Class T	434	709
Class C	697	655
Income Replacement 2018	4,671	6,313
Institutional Class	343	702
Total	$ 6,904	$ 9,595

6. Distributions to Shareholders - continued

	Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 6,045	$ 9,552
Class T	1,027	909
Class C	1,811	2,089
Income Replacement 2020	54,176	86,108
Institutional Class	1,029	991
Total	$ 64,088	$ 99,649
From net realized gain
Class A	$ 10,235	$ 5,948
Class T	1,572	736
Class C	6,486	2,820
Income Replacement 2020	82,630	40,555
Institutional Class	1,405	569
Total	$ 102,328	$ 50,628
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 2,661	$ 4,868
Class T	396	68
Class C	893	834
Income Replacement 2022	86,492	108,906
Institutional Class	606	400
Total	$ 91,048	$ 115,076
From net realized gain
Class A	$ 1,029	$ 934
Class T	192	2
Class C	794	122
Income Replacement 2022	25,078	14,203
Institutional Class	204	9
Total	$ 27,297	$ 15,270
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 1,892	$ 4,411
Class T	1,075	1,845
Class C	572	661
Income Replacement 2024	60,383	70,240
Institutional Class	298	419
Total	$ 64,220	$ 77,576
From net realized gain
Class A	$ 3,012	$ 2,848
Class T	2,060	1,149
Class C	1,696	691
Income Replacement 2024	81,204	23,642
Institutional Class	397	169
Total	$ 88,369	$ 28,499

6. Distributions to Shareholders - continued

	Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 4,471	$ 4,432
Class T	454	908
Class C	172	178
Income Replacement 2026	36,667	45,416
Institutional Class	237	428
Total	$ 42,001	$ 51,362
From net realized gain
Class A	$ 1,695	$ 658
Class T	170	292
Class C	88	79
Income Replacement 2026	10,993	7,228
Institutional Class	74	71
Total	$ 13,020	$ 8,328
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 5,066	$ 2,236
Class T	2,044	3,326
Class C	496	114
Income Replacement 2028	202,566	173,291
Institutional Class	970	1,314
Total	$ 211,142	$ 180,281
From net realized gain
Class A	$ 1,714	$ 233
Class T	832	942
Class C	337	46
Income Replacement 2028	59,032	23,651
Institutional Class	308	246
Total	$ 62,223	$ 25,118
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 2,038	$ 2,621
Class T	107	156
Class C	1,449	1,770
Income Replacement 2030	131,428	168,554
Institutional Class	283	1,213
Total	$ 135,305	$ 174,314
From net realized gain
Class A	$ 3,325	$ 547
Class T	211	44
Class C	4,264	831
Income Replacement 2030	183,072	27,620
Institutional Class	365	232
Total	$ 191,237	$ 29,274
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,318	$ 5,304
Class T	239	352
Class C	558	527
Income Replacement 2032	69,524	96,700
Institutional Class	503	305
Total	$ 73,142	$ 103,188

6. Distributions to Shareholders - continued

	Six months ended January 31, 2015	Year ended July 31, 2014
From net realized gain
Class A	$ 1,964	$ 3,737
Class T	254	380
Class C	848	928
Income Replacement 2032	53,473	69,805
Institutional Class	385	254
Total	$ 56,924	$ 75,104
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 2,082	$ 1,278
Class T	590	909
Class C	560	325
Income Replacement 2034	74,914	88,166
Institutional Class	1,864	2,862
Total	$ 80,010	$ 93,540
From net realized gain
Class A	$ 3,372	$ 746
Class T	1,304	566
Class C	1,712	342
Income Replacement 2034	116,945	31,749
Institutional Class	2,932	1,271
Total	$ 126,265	$ 34,674
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 2,327	$ 1,749
Class T	5,992	3,664
Class C	1,907	2,175
Income Replacement 2036	58,458	80,634
Institutional Class	7	11
Total	$ 68,691	$ 88,233
From net realized gain
Class A	$ 1,517	$ 404
Class T	5,271	1,137
Class C	2,058	1,121
Income Replacement 2036	31,115	14,922
Institutional Class	4	2
Total	$ 39,965	$ 17,586
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,180	$ 1,737
Class T	1,134	1,436
Class C	411	621
Income Replacement 2038	53,011	62,847
Institutional Class	278	460
Total	$ 56,014	$ 67,101
From net realized gain
Class A	$ 1,910	$ 3,479
Class T	2,089	3,745
Class C	1,223	2,806
Income Replacement 2038	68,808	68,917
Institutional Class	361	821
Total	$ 74,391	$ 79,768

6. Distributions to Shareholders - continued

Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 811	$ 562
Class T	3,485	1,539
Class C	1,352	1,072
Income Replacement 2040	74,417	88,922
Institutional Class	152	123
Total	$ 80,217	$ 92,218
From net realized gain
Class A	$ 1,365	$ 137
Class T	6,949	176
Class C	3,481	2,496
Income Replacement 2040	104,392	69,663
Institutional Class	218	37
Total	$ 116,405	$ 72,509
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 4,086	$ 5,189
Class T	3,251	4,574
Class C	1,657	1,098
Income Replacement 2042	314,069	349,803
Institutional Class	1,186	1,302
Total	$ 324,249	$ 361,966
From net realized gain
Class A	$ 7,309	$ 3,666
Class T	6,885	8,953
Class C	5,237	4,811
Income Replacement 2042	480,538	386,619
Institutional Class	1,677	1,161
Total	$ 501,646	$ 405,210

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	96	21	4,941	1,081
Shares redeemed	(1,147)	(2,910)	(59,104)	(151,155)
Net increase (decrease)	(1,051)	(2,889)	$ (54,163)	$ (150,074)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	65	7	3,319	397
Shares redeemed	(151)	(341)	(7,786)	(17,795)
Net increase (decrease)	(86)	(334)	$ (4,467)	$ (17,398)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	227	10	11,629	505
Shares redeemed	(1,012)	(2,717)	(52,030)	(141,170)
Net increase (decrease)	(785)	(2,707)	$ (40,401)	$ (140,665)

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2016
Shares sold	5,568	14,565	$ 287,286	$ 757,343
Reinvestment of distributions	2,416	395	124,354	20,606
Shares redeemed	(13,117)	(36,638)	(678,593)	(1,908,597)
Net increase (decrease)	(5,133)	(21,678)	$ (266,953)	$ (1,130,648)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	4	645	217
Shares redeemed	(30)	(188)	(1,515)	(9,765)
Net increase (decrease)	(17)	(184)	$ (870)	$ (9,548)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	-	3,094	$ -	$ 165,629
Reinvestment of distributions	55	112	2,974	6,019
Shares redeemed	(3,227)	(2,034)	(177,034)	(109,403)
Net increase (decrease)	(3,172)	1,172	$ (174,060)	$ 62,245
Class T
Shares sold	-	7,617	$ -	$ 402,023
Reinvestment of distributions	29	75	1,577	4,029
Shares redeemed	(831)	(1,459)	(45,473)	(78,424)
Net increase (decrease)	(802)	6,233	$ (43,896)	$ 327,628
Class C
Shares sold	-	7,214	$ -	$ 388,519
Reinvestment of distributions	29	44	1,598	2,439
Shares redeemed	(2,688)	(2,277)	(146,924)	(121,070)
Net increase (decrease)	(2,659)	4,981	$ (145,326)	$ 269,888
Income Replacement 2018
Shares sold	8,453	48,757	$ 463,471	$ 2,615,823
Reinvestment of distributions	229	403	12,559	21,671
Shares redeemed	(16,861)	(37,375)	(923,061)	(2,001,673)
Net increase (decrease)	(8,179)	11,785	$ (447,031)	$ 635,821
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	42	127	2,325	6,796
Shares redeemed	(2,194)	(1,505)	(119,814)	(80,836)
Net increase (decrease)	(2,152)	(1,378)	$ (117,489)	$ (74,040)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	4,257	8,274	$ 238,321	$ 447,658
Reinvestment of distributions	230	170	12,818	9,262
Shares redeemed	(1,384)	(1,585)	(77,142)	(87,236)
Net increase (decrease)	3,103	6,859	$ 173,997	$ 369,684
Class T
Shares sold	2,125	3	$ 117,899	$ 150
Reinvestment of distributions	43	24	2,417	1,284
Shares redeemed	(84)	(243)	(4,693)	(13,241)
Net increase (decrease)	2,084	(216)	$ 115,623	$ (11,807)
Class C
Shares sold	2,283	6,213	$ 126,610	$ 338,797
Reinvestment of distributions	135	68	7,534	3,719
Shares redeemed	(1,202)	(2,214)	(67,253)	(119,698)
Net increase (decrease)	1,216	4,067	$ 66,891	$ 222,818

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2020
Shares sold	23,654	46,801	$ 1,319,113	$ 2,589,823
Reinvestment of distributions	1,918	1,366	107,139	74,954
Shares redeemed	(23,487)	(19,058)	(1,312,892)	(1,042,550)
Net increase (decrease)	2,085	29,109	$ 113,360	$ 1,622,227
Institutional Class
Shares sold	1,780	1,372	$ 100,000	$ 75,000
Reinvestment of distributions	44	29	2,434	1,560
Shares redeemed	(91)	(122)	(5,070)	(6,760)
Net increase (decrease)	1,733	1,279	$ 97,364	$ 69,800
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	124	2,298	$ 7,069	$ 128,651
Reinvestment of distributions	55	55	3,205	3,043
Shares redeemed	(51)	(2,277)	(2,957)	(128,019)
Net increase (decrease)	128	76	$ 7,317	$ 3,675
Class T
Shares sold	1,109	445	$ 64,546	$ 25,423
Reinvestment of distributions	10	1	588	70
Shares redeemed	-	-	-	-
Net increase (decrease)	1,119	446	$ 65,134	$ 25,493
Class C
Shares sold	481	4,664	$ 27,847	$ 264,924
Reinvestment of distributions	27	12	1,541	739
Shares redeemed	-	-	-	-
Net increase (decrease)	508	4,676	$ 29,388	$ 265,663
Income Replacement 2022
Shares sold	90,325	122,627	$ 5,238,326	$ 6,894,254
Reinvestment of distributions	1,320	940	76,579	53,287
Shares redeemed	(36,486)	(35,951)	(2,113,377)	(2,035,627)
Net increase (decrease)	55,159	87,616	$ 3,201,528	$ 4,911,914
Institutional Class
Shares sold	470	980	$ 27,193	$ 54,999
Reinvestment of distributions	12	7	672	409
Shares redeemed	(9)	-	(525)	-
Net increase (decrease)	473	987	$ 27,340	$ 55,408
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	955	925	$ 56,469	$ 52,324
Reinvestment of distributions	76	114	4,455	6,459
Shares redeemed	(52)	(5,011)	(3,061)	(288,188)
Net increase (decrease)	979	(3,972)	$ 57,863	$ (229,405)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	40	29	2,367	1,644
Shares redeemed	(111)	(222)	(6,539)	(12,674)
Net increase (decrease)	(71)	(193)	$ (4,172)	$ (11,030)
Class C
Shares sold	252	944	$ 14,700	$ 54,303
Reinvestment of distributions	29	7	1,697	384
Shares redeemed	(144)	(337)	(8,439)	(19,586)
Net increase (decrease)	137	614	$ 7,958	$ 35,101

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2024
Shares sold	37,930	100,545	$ 2,220,481	$ 5,712,753
Reinvestment of distributions	1,870	988	109,429	56,412
Shares redeemed	(26,717)	(22,993)	(1,559,347)	(1,319,597)
Net increase (decrease)	13,083	78,540	$ 770,563	$ 4,449,568
Institutional Class
Shares sold	112	-	$ 6,549	$ -
Reinvestment of distributions	12	10	695	588
Shares redeemed	-	-	-	-
Net increase (decrease)	124	10	$ 7,244	$ 588
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	2,832	4,671	$ 166,820	$ 270,903
Reinvestment of distributions	95	72	5,663	4,127
Shares redeemed	(292)	(1,342)	(17,422)	(76,534)
Net increase (decrease)	2,635	3,401	$ 155,061	$ 198,496
Class T
Shares sold	5,494	591	$ 324,246	$ 32,802
Reinvestment of distributions	7	16	446	896
Shares redeemed	(64)	(1,487)	(3,814)	(86,352)
Net increase (decrease)	5,437	(880)	$ 320,878	$ (52,654)
Class C
Shares sold	301	-	$ 17,900	$ -
Reinvestment of distributions	4	4	260	257
Shares redeemed	-	-	-	-
Net increase (decrease)	305	4	$ 18,160	$ 257
Income Replacement 2026
Shares sold	34,494	43,548	$ 2,050,441	$ 2,469,669
Reinvestment of distributions	522	515	31,103	29,638
Shares redeemed	(10,704)	(12,559)	(637,518)	(717,746)
Net increase (decrease)	24,312	31,504	$ 1,444,026	$ 1,781,561
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	9	311	499
Shares redeemed	-	-	-	-
Net increase (decrease)	5	9	$ 311	$ 499
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,403	11,628	$ 84,347	$ 695,024
Reinvestment of distributions	112	36	6,780	2,141
Shares redeemed	(1,161)	(2,162)	(70,017)	(125,714)
Net increase (decrease)	354	9,502	$ 21,110	$ 571,451
Class T
Shares sold	168	-	$ 10,233	$ -
Reinvestment of distributions	28	28	1,671	1,646
Shares redeemed	(242)	(250)	(14,529)	(14,492)
Net increase (decrease)	(46)	(222)	$ (2,625)	$ (12,846)
Class C
Shares sold	1,654	340	$ 100,000	$ 20,000
Reinvestment of distributions	14	3	833	160
Shares redeemed	-	(38)	-	(2,200)
Net increase (decrease)	1,668	305	$ 100,833	$ 17,960

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2028
Shares sold	83,128	276,372	$ 5,005,854	$ 16,302,408
Reinvestment of distributions	3,089	1,779	187,153	104,546
Shares redeemed	(48,536)	(48,843)	(2,923,646)	(2,851,544)
Net increase (decrease)	37,681	229,308	$ 2,269,361	$ 13,555,410
Institutional Class
Shares sold	547	-	$ 33,225	$ -
Reinvestment of distributions	21	27	1,277	1,560
Shares redeemed	-	-	-	-
Net increase (decrease)	568	27	$ 34,502	$ 1,560
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	405	3,278	$ 24,588	$ 188,799
Reinvestment of distributions	61	27	3,597	1,564
Shares redeemed	(23)	(1,623)	(1,357)	(94,101)
Net increase (decrease)	443	1,682	$ 26,828	$ 96,262
Class T
Shares sold	4	11	$ 257	$ 622
Reinvestment of distributions	6	3	318	200
Shares redeemed	-	-	-	-
Net increase (decrease)	10	14	$ 575	$ 822
Class C
Shares sold	50	911	$ 3,000	$ 54,800
Reinvestment of distributions	88	35	5,313	2,043
Shares redeemed	(106)	(732)	(6,364)	(42,088)
Net increase (decrease)	32	214	$ 1,949	$ 14,755
Income Replacement 2030
Shares sold	38,002	220,687	$ 2,276,396	$ 12,803,833
Reinvestment of distributions	4,446	2,234	267,713	130,960
Shares redeemed	(29,104)	(66,109)	(1,749,860)	(3,869,452)
Net increase (decrease)	13,344	156,812	$ 794,249	$ 9,065,341
Institutional Class
Shares sold	-	458	$ -	$ 25,001
Reinvestment of distributions	11	25	648	1,445
Shares redeemed	(551)	(465)	(33,612)	(28,292)
Net increase (decrease)	(540)	18	$ (32,964)	$ (1,846)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	1,363	4,195	$ 78,250	$ 226,000
Reinvestment of distributions	66	114	3,775	6,170
Shares redeemed	(818)	(3,916)	(46,919)	(224,739)
Net increase (decrease)	611	393	$ 35,106	$ 7,431
Class T
Shares sold	-	129	$ -	$ 6,991
Reinvestment of distributions	9	13	493	732
Shares redeemed	-	-	-	-
Net increase (decrease)	9	142	$ 493	$ 7,723
Class C
Shares sold	-	824	$ -	$ 46,001
Reinvestment of distributions	25	27	1,406	1,455
Shares redeemed	-	-	-	-
Net increase (decrease)	25	851	$ 1,406	$ 47,456

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2032
Shares sold	24,958	82,796	$ 1,420,275	$ 4,544,725
Reinvestment of distributions	1,669	2,269	95,531	123,077
Shares redeemed	(22,911)	(34,248)	(1,309,305)	(1,888,944)
Net increase (decrease)	3,716	50,817	$ 206,501	$ 2,778,858
Institutional Class
Shares sold	608	-	$ 34,999	$ -
Reinvestment of distributions	15	11	888	560
Shares redeemed	-	-	-	-
Net increase (decrease)	623	11	$ 35,887	$ 560
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	2,780	1,728	$ 165,117	$ 100,000
Reinvestment of distributions	21	7	1,290	399
Shares redeemed	(18)	-	(1,096)	-
Net increase (decrease)	2,783	1,735	$ 165,311	$ 100,399
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	32	25	1,894	1,474
Shares redeemed	-	-	-	-
Net increase (decrease)	32	25	$ 1,894	$ 1,474
Class C
Shares sold	1,221	85	$ 74,000	$ 4,814
Reinvestment of distributions	37	12	2,272	667
Shares redeemed	-	(86)	-	(5,154)
Net increase (decrease)	1,258	11	$ 76,272	$ 327
Income Replacement 2034
Shares sold	19,866	88,317	$ 1,193,956	$ 5,170,390
Reinvestment of distributions	2,622	1,329	157,633	77,616
Shares redeemed	(14,778)	(20,967)	(880,851)	(1,227,468)
Net increase (decrease)	7,710	68,679	$ 470,738	$ 4,020,538
Institutional Class
Shares sold	-	1,056	$ -	$ 60,682
Reinvestment of distributions	80	71	4,796	4,133
Shares redeemed	(14)	(13)	(841)	(764)
Net increase (decrease)	66	1,114	$ 3,955	$ 64,051
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	2,894	2,537	$ 174,047	$ 146,968
Reinvestment of distributions	63	37	3,844	2,153
Shares redeemed	0*	0*	(30)	(15)
Net increase (decrease)	2,957	2,574	$ 177,861	$ 149,106
Class T
Shares sold	12,357	1,978	$ 751,572	$ 116,352
Reinvestment of distributions	151	30	9,160	1,768
Shares redeemed	(301)	(337)	(18,237)	(19,565)
Net increase (decrease)	12,207	1,671	$ 742,495	$ 98,555
Class C
Shares sold	1,714	-	$ 103,000	$ -
Reinvestment of distributions	48	38	2,926	2,203
Shares redeemed	(282)	(518)	(17,018)	(29,991)
Net increase (decrease)	1,480	(480)	$ 88,908	$ (27,788)

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2036
Shares sold	21,064	58,800	$ 1,270,520	$ 3,418,581
Reinvestment of distributions	866	662	52,504	38,607
Shares redeemed	(9,108)	(24,467)	(552,712)	(1,425,529)
Net increase (decrease)	12,822	34,995	$ 770,312	$ 2,031,659
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	10	13
Shares redeemed	-	-	-	-
Net increase (decrease)	0*	0*	$ 10	$ 13
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	227	751	$ 13,106	$ 43,225
Reinvestment of distributions	53	95	3,062	5,216
Shares redeemed	(496)	-	(28,489)	-
Net increase (decrease)	(216)	846	$ (12,321)	$ 48,441
Class T
Shares sold	-	1,339	$ -	$ 76,212
Reinvestment of distributions	44	76	2,545	4,096
Shares redeemed	(71)	(598)	(4,148)	(33,753)
Net increase (decrease)	(27)	817	$ (1,603)	$ 46,555
Class C
Shares sold	858	299	$ 50,000	$ 16,110
Reinvestment of distributions	28	63	1,634	3,427
Shares redeemed	(1,045)	-	(61,313)	-
Net increase (decrease)	(159)	362	$ (9,679)	$ 19,537
Income Replacement 2038
Shares sold	30,196	97,135	$ 1,759,817	$ 5,466,976
Reinvestment of distributions	1,866	2,020	108,496	111,764
Shares redeemed	(26,936)	(30,641)	(1,552,377)	(1,721,190)
Net increase (decrease)	5,126	68,514	$ 315,936	$ 3,857,550
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	23	639	1,281
Shares redeemed	-	-	-	-
Net increase (decrease)	11	23	$ 639	$ 1,281
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	1,700	$ -	$ 97,306
Reinvestment of distributions	33	11	1,989	653
Shares redeemed	(19)	(42)	(1,114)	(2,337)
Net increase (decrease)	14	1,669	$ 875	$ 95,622
Class T
Shares sold	1,828	7,541	$ 109,641	$ 438,067
Reinvestment of distributions	118	4	7,052	309
Shares redeemed	(189)	(108)	(11,237)	(6,401)
Net increase (decrease)	1,757	7,437	$ 105,456	$ 431,975
Class C
Shares sold	1,840	604	$ 108,578	$ 35,021
Reinvestment of distributions	82	66	4,833	3,568
Shares redeemed	(3)	0*	(154)	(15)
Net increase (decrease)	1,919	670	$ 113,257	$ 38,574

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Income Replacement 2040
Shares sold	30,388	101,404	$ 1,808,369	$ 5,825,239
Reinvestment of distributions	2,513	2,134	149,247	120,009
Shares redeemed	(19,453)	(41,563)	(1,148,315)	(2,382,123)
Net increase (decrease)	13,448	61,975	$ 809,301	$ 3,563,125
Institutional Class
Shares sold	-	250	$ -	$ 13,998
Reinvestment of distributions	6	2	351	75
Shares redeemed	(2)	-	(110)	-
Net increase (decrease)	4	252	$ 241	$ 14,073
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	427	15,726	$ 25,360	$ 906,475
Reinvestment of distributions	190	154	11,301	8,830
Shares redeemed	(1,347)	(7,599)	(80,570)	(439,193)
Net increase (decrease)	(730)	8,281	$ (43,909)	$ 476,112
Class T
Shares sold	695	5,127	$ 40,836	$ 284,223
Reinvestment of distributions	170	241	10,136	13,527
Shares redeemed	-	-	-	-
Net increase (decrease)	865	5,368	$ 50,972	$ 297,750
Class C
Shares sold	440	7,488	$ 26,368	$ 430,355
Reinvestment of distributions	109	105	6,451	5,831
Shares redeemed	(396)	(3,151)	(22,855)	(174,356)
Net increase (decrease)	153	4,442	$ 9,964	$ 261,830
Income Replacement 2042
Shares sold	189,758	397,829	$ 11,250,524	$ 22,936,171
Reinvestment of distributions	11,278	10,109	671,175	569,905
Shares redeemed	(121,047)	(112,551)	(7,153,521)	(6,460,739)
Net increase (decrease)	79,989	295,387	$ 4,768,178	$ 17,045,337
Institutional Class
Shares sold	500	1,261	$ 29,000	$ 71,051
Reinvestment of distributions	48	42	2,843	2,376
Shares redeemed	(8)	(1)	(504)	(55)
Net increase (decrease)	540	1,302	$ 31,339	$ 73,372

* Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	15%	10%	28%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for each fund in January 2014 and March 2014.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests, and that information about such expenses is disclosed in the funds' prospectus. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying Fidelity fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying Fidelity fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2013 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and Strategic Advisers pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)

RW-USAN-0315
1.848177.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2015